[LOGO] Consulting Group

                               Consulting Group
                             Capital Markets Funds

                 Large Capitalization Value Equity Investments
                    Large Capitalization Growth Investments
                           S&P 500 Index Investments
                     Intermediate Fixed Income Investments
                          Long-Term Bond Investments
                          Municipal Bond Investments
                          Mortgage Backed Investments
                            High Yield Investments
                     Multi-Sector Fixed Income Investments
                         Government Money Investments

         Semi-Annual Report

         February 28, 2003
                                     [LOGO] TRAK(R)
                                     Personalized Investment Advisory Service

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

Table of Contents



SHAREHOLDER LETTER..........................................................   1

CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY..................   4

SCHEDULES OF INVESTMENTS....................................................   6

RATINGS AND SECURITY DESCRIPTIONS...........................................  78

STATEMENTS OF ASSETS AND LIABILITIES........................................  80

STATEMENTS OF OPERATIONS....................................................  82

STATEMENTS OF CHANGES IN NET ASSETS.........................................  84

NOTES TO FINANCIAL STATEMENTS...............................................  88

FINANCIAL HIGHLIGHTS........................................................ 100

ADDITIONAL SHAREHOLDER INFORMATION.......................................... 106

Consulting Group
Capital Markets Funds


DEAR SHAREHOLDER,

Consulting Group Capital Markets Funds' ("Funds") performance for the six months ended February 28, 2003 was positive for each of the fixed-income Funds, and negative in each of the equity Funds. The negative correlation return pattern between these two asset classes has been a regular element of the global equity bear market that began in 2000. As we mark the third anniversary of this bear market, the lessons and benefits of owning diversified portfolios across the asset classes continue to be reinforced.

The common threads, questions and concerns that we have written about in our last several letters remain. The impact on Fund performance still exists. Risk aversion guides most investors' decisions, and the market returns reflect the movement of assets to the least risky investments. The positive fixed-income returns primarily reflect the drop in interest rates on government bonds. Negative equity returns echo the slowing rate of global economic recovery, and the anticipated rebound in technology-related industries that never seems to materialize. Financial markets constantly access the changing fundamentals of interest rates, economic growth, and corporate profit potential, among many others. What has been different lately is the psychological overhang of the geopolitical risks, and the fallout of the post-bubble bursting investor discontent. Simply, as higher levels of risk are factored into the market, the riskiest assets (generally equities) are given lower valuations and prices fall.

The six-month period covered in this letter is typical of much of the bear market period. Volatility is the best way to describe the movement of equities and Fund performance. As we entered the reporting period, the U.S. equity market was beginning another sharp drop in stock prices. The S&P 500 Index hit a new bear market low on October 9, 2002. A strong rally through late November lifted the market over 20% for the second time in four months. The S&P 500 Index then fell in December, January and February to end the reporting period. While each rally is greeted with the hope that the worst of the bear market is over, many have used the high volatility as one more reason to remain in very short-term financial instruments and government issued bonds.

Equity markets get most of the headlines, whether good or bad. Our philosophy is that no market exists in isolation and we have to study each asset class and its related impact. It is the hallmark of an asset allocation approach to investing, and gives us the tools to analyze the strengths and weaknesses in the Funds. Understanding the events in the bond market and the currency market had a large impact on the returns of the equity Funds. There has been a global interaction of all of these markets.

The changes in yields on U.S. Treasury securities are often the primary measure of the health of the fixed-income markets. Unfortunately, they do not explain enough of the movement in the equity market and fixed-income and equity Funds. Government bonds are considered the least risky of investments. Globally, there was an increased demand for these safest investments in 2002. The three-month U.S. Treasury Bill yield fell from 1.66% at the end of August 2002 to 1.20% on February 28, 2003. The yield on the 10-year Treasury Note dropped from 4.14% to 3.71% over the same time period. When the yield dropped below 4%, it was the first time since 1963 that yields on 10-year Treasury bonds were this low. The falling bond yields drove prices higher and generated the positive returns for the bond indices and the Funds.

Many of the fixed-income Funds hold both government and corporate bonds in their portfolios. While the government bond market was very favorable to investors, the corporate bond market (also known as the credit market) was much more treacherous. The slow rate of economic recovery and company specific issues (especially in the telecommunications sector) caused many corporate bond issues to fall in price, despite the generally falling interest rate environment. Individual security selection within different bond portfolios determined Fund performance against the benchmark. Investors learned that more than just interest rate changes determine fixed-income Fund performance. Although not all the fixed-income Funds outperformed their benchmark, they each generated a positive return for the six months.

There were few positive fundamentals in the financial markets in the summer and early fall 2002. However, the corporate bond market began to improve in early October 2002 and contributed to the equity rally. The corporate bond and equity market have been positively correlated recently. As the credit market struggled, so did the equity market. When it rebounded, equities followed.

U.S. and international equity markets posted negative returns for the six-month period. Each of the four domestic equity styles and the Fund in that style generated negative returns for the six-month reporting period. There were several common elements to the Funds and the asset styles that contributed to the negative returns. Many investment managers, including those of the Funds, anticipated a stronger economic recovery and positioned their portfolio for the rebound in cyclical and technology companies that would benefit. Entering this reporting period, the evidence mounted that the rate of recovery was much below expectations and the technology sector struggled with the continued cutbacks in corporate spending.

Each of the equity Funds generally maintain a fully invested position and is true to its style mandate. The Large Capitalization Growth Investments remains committed to having some portion of its portfolio invested in technology stocks. This has detracted from returns as the bear market and weak fundamentals continued.

As we look ahead, we have to analyze where this bear market has come from and what is the current situation. The first phase, lasting about two years, was the collapse of the massively overvalued technology and telecommunication stocks, and other highly valued or speculative issues. The stock prices fell as the record valuations met the reality of the crumbling fundamentals of these companies. During this phase, portfolios that were diversified in smaller capitalization companies and had value-oriented strategies, outperformed the major market averages, and in many cases, generated positive absolute returns. The second phase began in the spring of 2002 and was marked by the negative returns across all styles and capitalization ranges. There were very few places to hide or invest, as stock prices declined across the board in the U.S. and in exchanges around the world.

By the end of the 1990s, there was a perception that risk had been eliminated as a concern in the risk-return tradeoff. In the absence of risk, prices moved ever higher, and had no upper bound. Portfolios shifted to the longest duration asset, equities, and especially the equities of technology companies whose payoff was far in the future. Early in this new century, risk has been rediscovered in both the investment and political arenas. As higher and higher levels of risk get priced into securities, prices fall.

At some level, and no one knows the exact low or bottom, the prices of equities will reflect the positive expected return and attract investors back from their risk averse position. Having seen the results of their abandoning the principles of investment diversification in the late 1990's, investors now have to be wary of the call to avoid equities and own only fixed-income securities.

In a historical context, equity valuations, especially those in the U.S., reflect an average, or fair level. After a nearly 50% drop in the U.S., and even greater drop in other countries, stocks are no longer described as greatly overvalued. Unfortunately, by historical standards, they also cannot be described as greatly undervalued. Despite the very low interest rate environment, the key to equities returning to a sustained upward move will be increasing levels of profits and earnings, and a rising economy. The valuation expansion (rising Price/Earnings ratios) that led to the record price appreciation patterns in the late 1990s is unlikely to be repeated for the foreseeable future. Bubbles bursting have a way of changing investor behavior for a period longer than many would like.

There were three changes to the Fund management structure from August 31, 2002 to February 28, 2003. Metropolitan West Asset Management, LLC was terminated from the Multi-Sector Fixed Income Investments and the Intermediate Fixed Income Investments. Each of these fixed-income Funds uses multiple managers as the advisors. The assets in Multi-Sector Fixed Income Investments were redistributed to the existing two managers, Western Asset Management and Utendahl Capital Management CFI. The assets in Intermediate Fixed Income Investments were distributed to Pacific Investment Management Company LLC and BlackRock Financial Management, Inc.

Alliance Capital Management L.P. was terminated as an investment adviser and Seix Investment Advisors, Inc. was hired as an investment adviser to High Yield Investments.

On January 10th, 2003, Shareholders of S&P 500 Index Investments approved the Board of Trustees' recommendation to liquidate the Fund. This recommendation was made in the best interest of investors as the Fund was considered too small to efficiently and economically manage a Fund that replicates the S&P 500 Index. The liquidation date was April 17, 2003.

As difficult and disappointing as the equity market and Fund returns have been the last three years, the benefits of diversification across asset classes proved its value. The positive returns from the fixed-income Funds cushioned the pain and provided positive investment opportunity. We thank you for your continued support and encourage you to contact your financial consultant for further assistance and guidance.

Sincerely,

/s/ R. Jay Gerken              /s/ Frank L. Campanale

R. Jay Gerken Chairman         Frank L. Campanale
                               Investment Officer

April 17, 2003

 CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY
 Average Annual Total Returns for Period Ended February 28, 2003/(1)/ Benchmark/(2)/

Large Capitalization Value Equity Investments:

                             Without TRAK Fee With TRAK Fee/(3)/ Russell 1000 Value Index
------------------------------------------------------------------------------------------
 Since Inception (11/18/91)         7.37%            5.77%
 10 Year                            7.26             5.66
 5 Year                            (2.90)           (4.34)
 3 Year                            (5.39)           (6.80)
 1 Year                           (22.18)          (23.33)
 Six Months*                       (9.37)          (10.05)                 (7.80)%

Large Capitalization Growth Investments:

                             Without TRAK Fee With TRAK Fee/(3)/ Russell 2000 Growth Index
------------------------------------------------------------------------------------------
 Since Inception (11/18/91)         5.93%            4.35%
 10 Year                            5.14             3.57
 5 Year                            (7.20)           (8.58)
 3 Year                           (25.72)          (26.82)
 1 Year                           (26.07)          (27.17)
 Six Months*                       (5.02)           (5.73)                 (5.55)%

S&P 500 Index Investments:

                             Without TRAK Fee With TRAK Fee/(3)/       S&P 500 Index
------------------------------------------------------------------------------------------
 Since Inception (10/1/99)        (11.37)%         (12.69)%
 3 Year                           (14.65)          (15.92)
 1 Year                           (24.10)          (25.24)
 Six Months*                       (8.75)           (9.42)                 (7.29)%

Intermediate Fixed Income Investments:

                                                                      Lehman Brothers
                                                                 Intermediate Government/
                             Without TRAK Fee With TRAK Fee/(3)/     Credit Bond Index
------------------------------------------------------------------------------------------
 Since Inception (11/18/91)         6.59%            5.00%
 10 Year                            6.18             4.60
 5 Year                             6.50             4.91
 3 Year                             8.81             7.19
 1 Year                             6.55             4.97
 Six Months*                        4.85             4.07                   4.97%

Long-Term Bond Investments:

                                                                      Lehman Brothers
                                                                     Government/Credit
                             Without TRAK Fee With TRAK Fee/(3)/        Bond Index
------------------------------------------------------------------------------------------
 Since Inception (11/18/91)         7.20%            5.61%
 10 Year                            6.81             5.22
 5 Year                             6.92             5.33
 3 Year                            10.86             9.21
 1 Year                            10.84             9.19
 Six Months*                        8.06             7.26                   5.76%

Municipal Bond Investments:

                                                                      Lehman Brothers
                                                                         Municipal
                             Without TRAK Fee With TRAK Fee/(3)/        Bond Index
------------------------------------------------------------------------------------------
 Since Inception (11/18/91)         6.02%            4.44%
 10 Year                            5.27             3.70
 5 Year                             5.22             3.66
 3 Year                             9.08             7.46
 1 Year                             7.23             5.64
 Six Months*                        2.84             2.07                   3.36%

 Average Annual Total Returns for Period Ended February 28, 2003/(1)/ Benchmark/(2)/


Mortgage Backed Investments:

                                                                    Lehman Brothers
                                                                    Mortgage Backed
                             Without TRAK Fee With TRAK Fee/(3)/    Securities Index
---------------------------------------------------------------------------------------
 Since Inception (11/18/91)        6.72%             5.13%
 10 Year                           6.46              4.87
 5 Year                            6.65              5.06
 3 Year                            8.94              7.31
 1 Year                            5.94              4.36
 Six Months*                       1.49              0.74                 3.01%

High Yield Investments:

                                                                 CS First Boston Global
                             Without TRAK Fee With TRAK Fee/(3)/    High Yield Index
---------------------------------------------------------------------------------------
 Since Inception (7/13/98)        (2.69)%           (4.14)%
 3 Year                           (2.04)            (3.50)
 1 Year                           (2.01)            (3.47)
 Six Months*                       5.51              4.73                 9.05%

Multi-Sector Fixed Income Investments:

                                                                    Lehman Brothers
                             Without TRAK Fee With TRAK Fee/(3)/  Aggregate Bond Index
---------------------------------------------------------------------------------------
 Since Inception (10/1/99)         6.44%             4.85%
 3 Year                            6.96              5.36
 1 Year                            4.02              2.47
 Six Months*                       2.74              1.98                 4.74%

Government Money Investments/(4)/:

                             Without TRAK Fee With TRAK Fee/(3)/
---------------------------------------------------------------------------------------
 Since Inception (11/18/91)        4.09%             2.54%
 10 Year                           4.20              2.65
 5 Year                            3.96              2.41
 3 Year                            3.40              1.86
 1 Year                            1.19             (0.32)
 Six Months*                       0.50             (0.24)

--------
(1) The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2) Benchmark performance provided for the six months ended February 28, 2003. Please note that an investor cannot invest directly in an index.
(3) The maximum annual TRAK fee is 1.50% of the value of TRAK assets.
(4) As of February 28, 2003, the seven-day yield and seven-day effective yield were 0.85% and 0.86%, respectively, for Government Money Investments.
* Total return is not annualized, as it may not be representative of the total return for the year.

          Schedules of Investments
          February 28, 2003 (unaudited)


Large Capitalization Value Equity Investments
----------------------------------------------------------------------------

  Shares                        Security                           Value
----------------------------------------------------------------------------
COMMON STOCK -- 98.3%

Aerospace/Defense -- 2.2%
    132,200 The Boeing Co..................................... $   3,643,432
     92,800 Northrop Grumman Corp.............................     8,045,760
    131,925 Raytheon Co.......................................     3,572,529
    100,800 United Technologies Corp..........................     5,904,864
                                                               -------------
                                                                  21,166,585
                                                               -------------

Agriculture -- 1.9%
    406,425 Altria Group, Inc.................................    15,708,326
    189,900 Monsanto Co.......................................     3,118,158
                                                               -------------
                                                                  18,826,484
                                                               -------------

Apparel -- 0.2%
     35,600 NIKE, Inc., Class B Shares........................     1,650,772
                                                               -------------

Auto Parts and Equipment -- 2.0%
    985,215 Delphi Corp.......................................     7,615,712
     18,300 Johnson Controls, Inc.............................     1,426,668
    143,400 Lear Corp.*.......................................     5,446,332
     94,000 Magna International Inc., Class A Shares..........     5,266,820
                                                               -------------
                                                                  19,755,532
                                                               -------------

Banks -- 11.4%
    495,698 Bank of America Corp..............................    34,322,130
    236,440 Charter One Financial, Inc........................     6,835,480
     14,985 Comerica Inc......................................       614,085
    440,409 FleetBoston Financial Corp........................    10,816,445
    320,500 National City Corp................................     8,852,210
    144,365 Synovus Financial Corp............................     2,779,026
    739,265 U.S. Bancorp......................................    15,465,424
    363,950 Wachovia Corp.....................................    12,912,946
    272,754 Wells Fargo & Co..................................    12,369,394
    164,270 Zions Bancorporation..............................     7,024,185
                                                               -------------
                                                                 111,991,325
                                                               -------------

Building Materials -- 1.0%
    518,085 Masco Corp........................................     9,522,402
                                                               -------------

Chemicals -- 2.8%
    315,900 The Dow Chemical Co...............................     8,624,070
    264,005 E.I. du Pont de Nemours and Co....................     9,681,063
    130,700 Eastman Chemical Co...............................     4,207,233
    134,700 The Lubrizol Corp.................................     3,896,871
     25,300 Praxair, Inc......................................     1,337,105
                                                               -------------
                                                                  27,746,342
                                                               -------------

Commercial Services -- 0.3%
     46,600 Automatic Data Processing, Inc....................     1,514,500
    149,100 Cendant Corp.*....................................     1,835,421
                                                               -------------
                                                                   3,349,921
                                                               -------------


6


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Value Equity Investments
----------------------------------------------------------------------

  Shares                      Security                       Value
----------------------------------------------------------------------

Computers -- 3.9%
     93,900 Computer Sciences Corp.*.................... $   2,935,314
  1,084,885 Hewlett-Packard Co..........................    17,195,427
    234,300 International Business Machines Corp........    18,263,685
                                                         -------------
                                                            38,394,426
                                                         -------------

Cosmetics/Personal Care -- 1.3%
    268,270 Kimberly-Clark Corp.........................    12,294,814
                                                         -------------

Distribution/Wholesale -- 1.2%
    252,650 Genuine Parts Co............................     7,276,320
    238,100 Ingram Micro Inc., Class A Shares*..........     2,466,716
     98,150 Tech Data Corp.*............................     2,220,153
                                                         -------------
                                                            11,963,189
                                                         -------------

Diversified Financial Services -- 7.2%
     88,700 American Express Co.........................     2,978,546
    322,740 Fannie Mae..................................    20,687,634
    223,700 The Goldman Sachs Group, Inc................    15,535,965
     91,025 J.P. Morgan Chase & Co......................     2,064,447
    192,250 Lehman Brothers Holdings Inc................    10,644,883
    513,725 Morgan Stanley..............................    18,930,766
                                                         -------------
                                                            70,842,241
                                                         -------------

Electric -- 4.0%
    308,363 American Electric Power Co..................     6,716,146
     58,400 Dominion Resources, Inc.....................     3,147,760
    197,610 Duke Energy Corp............................     2,669,711
    250,920 Entergy Corp................................    11,429,406
    191,300 PPL Corp....................................     6,728,021
    135,340 Progress Energy, Inc........................     5,264,726
    148,000 Wisconsin Energy Corp.......................     3,381,800
                                                         -------------
                                                            39,337,570
                                                         -------------

Electrical Components and Equipment -- 0.3%
     68,705 Emerson Electric Co.........................     3,233,944
                                                         -------------

Electronics -- 0.9%
    411,290 Flextronics International Ltd.*.............     3,569,997
    195,200 Koninklijke (Royal) Philips Electronics N.V.     3,259,840
    523,477 Solectron Corp.*............................     1,648,953
                                                         -------------
                                                             8,478,790
                                                         -------------

Environmental Control -- 0.3%
    139,400 Waste Management, Inc.......................     2,774,060
                                                         -------------

Food -- 1.3%
    112,800 ConAgra Foods, Inc..........................     2,602,296
    244,375 General Mills, Inc..........................    10,476,357
                                                         -------------
                                                            13,078,653
                                                         -------------

Forest Products and Paper -- 1.9%
    335,325 Georgia-Pacific Corp........................     5,033,228
    140,467 International Paper Co......................     4,920,559

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Value Equity Investments
---------------------------------------------------------------------

  Shares                     Security                       Value
---------------------------------------------------------------------

Forest Products and Paper -- 1.9% (continued)
    299,600 MeadWestvaco Corp.......................... $   6,947,724
     34,000 Weyerhaeuser Co............................     1,694,900
                                                        -------------
                                                           18,596,411
                                                        -------------

Gas -- 0.7%
    290,400 Sempra Energy..............................     6,737,280
                                                        -------------

Hand/Machine Tools -- 0.7%
    269,695 The Stanley Works..........................     6,960,828
                                                        -------------

Healthcare - Products -- 1.4%
    421,995 Baxter International Inc...................    11,980,438
     35,400 C. R. Bard, Inc............................     2,092,140
                                                        -------------
                                                           14,072,578
                                                        -------------

Healthcare - Services -- 0.8%
     34,400 Aetna Inc..................................     1,448,928
     47,900 Anthem, Inc.*..............................     2,855,319
    121,850 Health Net Inc.*...........................     3,059,654
                                                        -------------
                                                            7,363,901
                                                        -------------

Home Builders -- 0.7%
     94,400 KB HOME....................................     4,427,360
     45,000 Pulte Homes, Inc...........................     2,287,350
                                                        -------------
                                                            6,714,710
                                                        -------------

Home Furnishings -- 1.9%
    276,300 Leggett & Platt, Inc.......................     5,266,278
    218,985 Maytag Corp................................     5,277,539
    154,950 Whirlpool Corp.............................     7,632,837
                                                        -------------
                                                           18,176,654
                                                        -------------

Housewares -- 0.2%
     61,440 Newell Rubbermaid Inc......................     1,732,608
                                                        -------------

Insurance -- 7.1%
    351,955 ACE Ltd....................................     9,752,673
    171,100 The Allstate Corp..........................     5,411,893
    155,339 American International Group, Inc..........     7,656,659
     48,100 The Chubb Corp.............................     2,300,142
     96,600 CIGNA Corp.................................     4,150,902
    257,015 The Hartford Financial Services Group, Inc.     9,285,952
    235,305 Lincoln National Corp......................     6,666,191
    270,015 Marsh & McLennan Co........................    10,989,610
    337,434 MetLife, Inc...............................     8,830,648
     68,805 XL Capital Ltd., Class A Shares............     4,881,027
                                                        -------------
                                                           69,925,697
                                                        -------------

Machinery -- 0.9%
    116,590 Caterpillar Inc............................     5,479,730
     66,900 Deere & Co.................................     2,768,322
                                                        -------------
                                                            8,248,052
                                                        -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Large Capitalization Value Equity Investments
-----------------------------------------------------------------

  Shares                   Security                     Value
-----------------------------------------------------------------

Media -- 2.1%
     39,300 Gannett Co., Inc....................... $   2,836,281
     22,600 Knight-Ridder, Inc.....................     1,442,106
    748,176 Liberty Media Corp.*...................     6,875,737
    219,200 The News Corp. Ltd. ADR................     4,581,280
     57,200 Viacom Inc., Class B Shares*...........     2,123,836
    160,700 The Walt Disney Co.....................     2,741,542
                                                    -------------
                                                       20,600,782
                                                    -------------

Mining -- 1.1%
    525,140 Alcoa Inc..............................    10,765,370
                                                    -------------

Miscellaneous Manufacturing -- 1.8%
    254,075 Cooper Industries, Ltd., Class A Shares     9,616,739
     30,600 Eaton Corp.............................     2,171,070
     80,670 General Electric Co....................     1,940,114
    148,315 Honeywell International Inc............     3,394,930
                                                    -------------
                                                       17,122,853
                                                    -------------

Office/Business Equipment -- 1.7%
    414,870 Pitney Bowes Inc.......................    12,877,565
    392,800 Xerox Corp.*...........................     3,535,200
                                                    -------------
                                                       16,412,765
                                                    -------------

Oil and Gas -- 10.3%
     34,200 Anadarko Petroleum Corp................     1,575,936
     35,000 Apache Corp............................     2,284,800
    189,200 BP PLC ADR.............................     7,210,412
    147,675 ChevronTexaco Corp.....................     9,476,305
    598,023 ConocoPhillips.........................    30,319,766
    221,850 Diamond Offshore Drilling, Inc.........     4,869,607
    716,228 Exxon Mobil Corp.......................    24,366,077
     93,705 Kerr-McGee Corp........................     3,864,394
     71,900 Marathon Oil Corp......................     1,660,171
    392,300 Occidental Petroleum Corp..............    11,729,770
    100,200 Valero Energy Corp.....................     3,908,802
                                                    -------------
                                                      101,266,040
                                                    -------------

Oil and Gas Services -- 0.6%
    133,800 Schlumberger Ltd.......................     5,567,418
                                                    -------------

Packaging and Containers -- 0.6%
    463,150 Smurfit-Stone Container Corp.*.........     6,132,106
                                                    -------------

Pharmaceuticals -- 5.2%
    182,170 Abbott Laboratories....................     6,488,895
    144,400 Bristol-Myers Squibb Co................     3,364,520
     99,900 Merck & Co. Inc........................     5,269,725
    581,250 Pfizer Inc.............................    17,332,875
    267,389 Pharmacia Corp.........................    11,048,514
    399,600 Schering-Plough Corp...................     7,200,792
                                                    -------------
                                                       50,705,321
                                                    -------------


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Large Capitalization Value Equity Investments
-----------------------------------------------------------------

  Shares                    Security                    Value
-----------------------------------------------------------------

Retail -- 3.2%
    195,019 Federated Department Stores, Inc.*...... $  4,972,985
    117,900 The Gap, Inc............................    1,537,416
     50,300 The Home Depot, Inc.....................    1,179,535
    714,615 Limited Brands..........................    8,489,626
    217,700 The May Department Stores Co............    4,271,274
    178,300 McDonald's Corp.........................    2,426,663
    393,890 Sears, Roebuck and Co...................    8,578,924
                                                     ------------
                                                       31,456,423
                                                     ------------

Savings and Loans -- 2.7%
    142,450 Golden West Financial Corp..............   10,313,380
    473,950 Washington Mutual, Inc..................   16,365,494
                                                     ------------
                                                       26,678,874
                                                     ------------

Semiconductors -- 0.5%
    302,100 Intel Corp..............................    5,211,225
                                                     ------------

Software -- 0.8%
     54,500 Adobe Systems Inc.......................    1,498,750
    261,600 Microsoft Corp..........................    6,199,920
                                                     ------------
                                                        7,698,670
                                                     ------------

Telecommunications -- 7.6%
    439,000 ADC Telecommunications, Inc.*...........      983,360
    860,950 Avaya Inc.*.............................    1,885,481
    308,100 BellSouth Corp..........................    6,676,527
    377,300 Cisco Systems, Inc.*....................    5,274,654
  1,002,000 Corning Inc.*...........................    4,929,840
    189,200 Motorola, Inc...........................    1,593,064
    178,800 Nokia Oyj...............................    2,365,524
  3,024,600 Nortel Networks Corp.*..................    6,502,890
  1,877,723 Qwest Communications International Inc.*    6,722,248
    957,711 SBC Communications Inc..................   19,920,389
    442,100 Sprint Corp.............................    5,614,670
    738,200 Tellabs, Inc.*..........................    4,488,256
    204,488 Verizon Communications Inc..............    7,071,195
                                                     ------------
                                                       74,028,098
                                                     ------------

Transportation -- 1.6%
    347,000 Burlington Northern Santa Fe Corp.......    8,675,000
     50,900 FedEx Corp..............................    2,616,260
     84,600 Union Pacific Corp......................    4,669,074
                                                     ------------
                                                       15,960,334
                                                     ------------
            TOTAL COMMON STOCK
            (Cost -- $1,074,034,110)................  962,542,048
                                                     ------------


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Large Capitalization Value Equity Investments
-----------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                 Security                                                   Value
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.7%
$13,255,000 Merrill Lynch & Co., Inc., 1.270% due 3/3/03; Proceeds at maturity -- $13,256,403; (Fully collateralized by U.S. Treasury Notes and Bonds, 6.250% to 11.750% due 2/15/10 to 5/15/30; Market
             value -- $13,520,176).............................................................................. $ 13,255,000
  3,870,000 State Street Bank and Trust Co., 1.270% due 3/3/03; Proceeds at maturity -- $3,870,410; (Fully
             collateralized by U.S. Treasury Notes, 3.000% due 1/31/04; Market value -- $3,947,656).............    3,870,000
                                                                                                                 ------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $17,125,000)...............................................................................   17,125,000
                                                                                                                 ------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $1,091,159,110**).......................................................................... $979,667,048
                                                                                                                 ============

--------
*  Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Large Capitalization Growth Investments
-----------------------------------------------------------

  Shares                Security                  Value
-----------------------------------------------------------
COMMON STOCK -- 99.3%

Advertising -- 0.5%
     7,100 Getty Images, Inc.+............... $     208,385
    80,400 Omnicom Group Inc.................     4,259,592
                                              -------------
                                                  4,467,977
                                              -------------

Aerospace/Defense -- 0.2%
    31,200 United Technologies Corp..........     1,827,696
                                              -------------

Airlines -- 1.0%
   792,750 Southwest Airlines Co.............     9,568,493
                                              -------------

Apparel -- 0.1%
    18,360 Coach, Inc.+......................       656,003
                                              -------------

Auto Manufacturer -- 0.1%
    25,170 Navistar International Corp.+.....       594,767
                                              -------------

Banks -- 0.9%
    38,600 Bank of America Corp..............     2,672,664
   134,500 Bank One Corp.....................     4,846,035
     8,070 Commerce Bancorp, Inc.............       333,452
    15,310 Investors Financial Services Corp.       382,750
                                              -------------
                                                  8,234,901
                                              -------------

Beverages -- 2.1%
    71,200 Anheuser-Busch Cos., Inc..........     3,310,800
   197,132 The Coca-Cola Co..................     7,928,649
    16,520 Coca-Cola Enterprises Inc.........       333,374
    13,370 The Pepsi Bottling Group, Inc.....       310,853
   186,570 PepsiCo, Inc......................     7,149,362
                                              -------------
                                                 19,033,038
                                              -------------

Biotechnology -- 7.2%
   705,710 Amgen Inc.+.......................    38,559,994
   320,000 Biogen, Inc.+.....................    11,372,800
   480,370 Genentech, Inc.+..................    16,985,883
                                              -------------
                                                 66,918,677
                                              -------------

Building Materials -- 0.2%
    20,430 American Standard Cos. Inc.+......     1,399,659
                                              -------------

Chemicals -- 0.1%
     6,390 Cabot Microelectronics Corp.+.....       268,380
    10,830 Ecolab Inc........................       531,212
                                              -------------
                                                    799,592
                                              -------------

Commercial Services -- 1.7%
   230,650 Accenture Ltd.+...................     3,538,171
    92,350 Apollo Group, Inc.+...............     4,279,499
     6,150 Corinthian Colleges, Inc.+........       230,502
     7,180 The Corporate Executive Board Co.+       241,463
     7,070 FTI Consulting, Inc.+.............       304,010
    12,880 Manpower Inc......................       391,166
   201,925 Paychex, Inc......................     5,294,474


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Large Capitalization Growth Investments
------------------------------------------------------------------

  Shares                   Security                      Value
------------------------------------------------------------------

Commercial Services -- 1.7% (continued)
    12,650 Pharmaceutical Product Development, Inc.+ $     396,831
    19,520 Robert Half International Inc.+..........       261,373
     7,090 Weight Watchers International, Inc.+.....       296,717
                                                     -------------
                                                        15,234,206
                                                     -------------

Computers -- 6.4%
   138,810 Affiliated Computer Services, Inc.+......     6,222,852
    13,490 The BISYS Group, Inc.+...................       210,984
   993,804 Dell Computer Corp.+.....................    26,792,956
     7,840 DST Systems, Inc.+.......................       219,677
   580,730 EMC Corp.+...............................     4,291,595
    10,540 Lexmark International, Inc.+.............       657,801
    11,810 NetScreen Technologies, Inc.+............       230,649
 1,217,820 Network Appliance, Inc.+.................    12,933,248
   776,000 Sun Microsystems, Inc.+..................     2,669,440
    18,150 SunGard Data Systems Inc.+...............       357,192
   244,490 VERITAS Software Corp.+..................     4,163,665
                                                     -------------
                                                        58,750,059
                                                     -------------

Cosmetics/Personal Care -- 2.7%
   107,300 Avon Products, Inc.......................     5,579,600
   100,926 Colgate-Palmolive Co.....................     5,077,587
   174,955 The Procter & Gamble Co..................    14,321,816
                                                     -------------
                                                        24,979,003
                                                     -------------

Diversified Financial Services -- 5.4%
    10,650 Affiliated Managers Group, Inc.+.........       451,667
   229,456 American Express Co......................     7,705,132
     8,140 The Bear Stearns Cos. Inc................       509,890
 1,176,750 The Charles Schwab Corp..................     9,296,325
     4,850 Countrywide Financial Corp...............       258,942
    57,500 Fannie Mae...............................     3,685,750
    83,530 The Goldman Sachs Group, Inc.............     5,801,159
    11,680 Legg Mason, Inc..........................       575,006
   107,600 Lehman Brothers Holdings Inc.............     5,957,812
   569,722 MBNA Corp................................     7,890,650
   189,400 Morgan Stanley...........................     6,979,390
     8,430 Neuberger Berman Inc.....................       224,575
    51,110 Providian Financial Corp.+...............       311,771
     7,740 Raymond James Financial, Inc.............       197,215
                                                     -------------
                                                        49,845,284
                                                     -------------

Electronics -- 0.3%
    22,580 Cymer, Inc.+.............................       681,916
   213,700 Flextronics International Ltd.+..........     1,854,916
    72,350 Sanmina-SCI Corp.+.......................       311,105
    33,640 Symbol Technologies, Inc.................       355,911
                                                     -------------
                                                         3,203,848
                                                     -------------

Entertainment -- 0.1%
     8,890 International Game Technology+...........       698,576
                                                     -------------


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Large Capitalization Growth Investments
---------------------------------------------------------------------------------------

  Shares                             Security                                 Value
---------------------------------------------------------------------------------------

Food -- 0.8%
     4,320 Hershey Foods Corp............................................ $     279,115
    80,660 Kellogg Co....................................................     2,385,116
    10,030 Performance Food Group Co.+...................................       315,845
   147,300 Sysco Corp....................................................     3,994,776
     8,920 Whole Foods Market, Inc.+.....................................       455,544
                                                                          -------------
                                                                              7,430,396
                                                                          -------------

Healthcare - Products -- 6.9%
    13,580 Anthem, Inc.+.................................................       809,504
    18,960 Biomet, Inc...................................................       573,161
   164,600 Boston Scientific Corp.+......................................     7,270,382
    14,620 Covance Inc.+.................................................       344,301
    15,520 Cytyc Corp.+..................................................       197,570
     9,220 DENTSPLY International Inc....................................       321,594
   100,146 HCA Inc.......................................................     4,130,021
   274,214 Health Management Associates, Inc.............................     4,913,915
     9,310 Henry Schein, Inc.+...........................................       372,400
   224,202 Johnson & Johnson.............................................    11,759,395
    26,780 Laboratory Corp. of America Holdings+.........................       743,681
    11,850 LifePoint Hospitals, Inc.+....................................       251,220
   314,914 Medtronic, Inc................................................    14,076,656
     9,210 Mid Atlantic Medical Services, Inc.+..........................       329,258
     4,610 Quest Diagnostics Inc.+.......................................       243,224
   110,900 St. Jude Medical, Inc.........................................     5,065,912
    73,250 UnitedHealth Group Inc........................................     6,072,425
     8,620 Varian Medical Systems, Inc.+.................................       435,741
    82,180 WellPoint Health Networks, Inc.+..............................     5,589,062
    14,200 Zimmer Holdings, Inc.+........................................       630,338
                                                                          -------------
                                                                             64,129,760
                                                                          -------------

Household Products -- 0.1%
     7,960 Avery Dennison Corp...........................................       456,904
                                                                          -------------

Housewares -- 0.1%
    36,900 Newell Rubbermaid Inc.........................................     1,040,580
                                                                          -------------

Insurance -- 7.7%
   386,900 AFLAC, Inc....................................................    12,090,625
   403,300 American International Group, Inc.............................    19,878,657
    10,410 Endurance Speciality Holdings Ltd.+...........................       239,809
   743,500 The Progressive Corp..........................................    38,669,435
                                                                          -------------
                                                                             70,878,526
                                                                          -------------

Internet -- 4.6%
   652,960 Amazon.com, Inc.+.............................................    14,371,649
   227,919 eBay, Inc.+...................................................    17,873,408
    27,900 Symantec Corp.+...............................................     1,129,113
   227,010 USA Interactive+..............................................     5,568,555
    62,930 VeriSign, Inc.+...............................................       485,190
   168,080 Yahoo! Inc.+..................................................     3,504,468
                                                                          -------------
                                                                             42,932,383
                                                                          -------------


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Large Capitalization Growth Investments
-----------------------------------------------------------------------

  Shares                      Security                        Value
-----------------------------------------------------------------------

Leisure Time -- 0.8%
   186,041 Harley-Davidson, Inc.......................... $   7,365,363
     6,140 Hotels.com+...................................       276,115
                                                          -------------
                                                              7,641,478
                                                          -------------

Lodging -- 0.0%
    14,990 Starwood Hotels & Resorts Worldwide, Inc......       338,924
                                                          -------------

Media -- 3.2%
   105,870 Clear Channel Communications, Inc.+...........     3,865,313
   339,800 Comcast Corp.+................................     9,544,982
    59,000 Cox Communications, Inc.+.....................     1,749,350
     6,770 Cumulus Media Inc.+...........................        99,925
   220,300 EchoStar Communications Corp., Class A Shares+     5,800,499
    18,930 Univision Communications Inc., Class A Shares+       468,896
   199,700 Viacom Inc.+..................................     7,414,861
     9,690 Westwood One, Inc.+...........................       322,871
                                                          -------------
                                                             29,266,697
                                                          -------------

Miscellaneous Manufacturer -- 2.8%
    82,059 Danaher Corp..................................     5,335,476
   716,130 General Electric Co...........................    17,222,926
   214,650 Tyco International Ltd........................     3,176,820
                                                          -------------
                                                             25,735,222
                                                          -------------

Oil and Gas -- 0.1%
     8,340 ENSCO International, Inc......................       233,268
     6,860 Murphy Oil Corp...............................       295,185
     8,850 Patterson-UTI Energy, Inc.+...................       293,289
     7,180 Pogo Producing Co.............................       285,405
                                                          -------------
                                                              1,107,147
                                                          -------------

Oil and Gas Services -- 0.1%
    14,870 BJ Services Co.+..............................       511,082
     7,450 Cooper Cameron Corp.+.........................       387,400
    14,770 Halliburton Co................................       299,240
                                                          -------------
                                                              1,197,722
                                                          -------------

Packaging and Containers -- 0.0%
     4,930 Ball Corp.....................................       262,670
                                                          -------------

Pharmaceuticals -- 10.8%
    10,150 Allergan, Inc.................................       651,630
   153,829 Cardinal Health, Inc..........................     8,812,863
    13,450 Cephalon, Inc.+...............................       647,618
   185,900 Eli Lilly & Co................................    10,514,504
   165,212 Forest Laboratories, Inc.+....................     8,227,558
    19,660 Gilead Sciences, Inc.+........................       668,440
     7,780 Medicis Pharmaceutical Corp., Class A Shares+.       362,548
   478,750 MedImmune, Inc.+..............................    14,367,288
 1,492,323 Pfizer Inc....................................    44,501,072
    13,190 Scios Inc.+...................................       575,612
    53,480 Teva Pharmaceutical Industries Ltd............     2,020,475


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Large Capitalization Growth Investments
---------------------------------------------------------------------

  Shares                     Security                       Value
---------------------------------------------------------------------

Pharmaceuticals -- 10.8% (continued)
    11,430 Trimeris, Inc.+............................. $     457,429
   237,198 Wyeth.......................................     8,361,230
                                                        -------------
                                                          100,168,267
                                                        -------------

Pipelines -- 0.0%
     6,930 Kinder Morgan, Inc..........................       315,522
                                                        -------------

Retail -- 6.6%
    13,350 Abercrombie & Fitch Co.+....................       367,125
   121,600 Bed, Bath & Beyond Inc.+....................     4,017,664
    14,430 CDW Computer Centers, Inc.+.................       630,014
    13,260 The Cheesecake Factory Inc.+................       392,363
    23,540 Chico's FAS, Inc.+..........................       425,368
   259,916 Kohl's Corp.+...............................    12,709,892
     7,950 Panera Bread Co.+...........................       218,705
    34,500 Staples, Inc.+..............................       597,195
    28,090 Starbucks Corp.+............................       658,711
    58,250 Tiffany & Co................................     1,396,253
   622,828 Wal-Mart Stores, Inc........................    29,933,114
   330,713 Walgreen Co.................................     9,306,264
    22,700 Williams-Sonoma, Inc.+......................       528,456
                                                        -------------
                                                           61,181,124
                                                        -------------

Semiconductors -- 10.9%
   159,066 Altera Corp.+...............................     1,993,097
   121,130 Analog Devices, Inc.+.......................     3,532,151
 1,449,620 Applied Materials, Inc.+....................    18,816,068
    16,520 Broadcom Corp.+.............................       239,210
    11,370 Cree, Inc.+.................................       193,517
 1,636,528 Intel Corp..................................    28,230,108
    18,620 KLA-Tencor Corp.+...........................       665,665
    23,710 Lam Research Corp.+.........................       316,054
   816,900 Maxim Integrated Products, Inc..............    28,215,726
    15,850 Microchip Technology Inc....................       403,383
    20,630 National Semiconductor Corp.+...............       353,392
    26,090 Novellus Systems, Inc.+.....................       760,524
     9,370 QLogic Corp.+...............................       331,792
    13,060 Silicon Laboratories Inc.+..................       354,187
   435,000 Taiwan Semiconductor Manufacturing Co. Ltd.+     3,084,150
    21,170 Teradyne, Inc.+.............................       245,360
   578,100 Xilinx, Inc.+...............................    13,223,614
                                                        -------------
                                                          100,957,998
                                                        -------------

Software -- 9.2%
    24,700 Adobe Systems Inc...........................       679,250
    41,360 BEA Systems, Inc.+..........................       402,019
     8,000 BMC Software, Inc.+.........................       155,200
    81,670 Electronic Arts, Inc.+......................     4,312,176
   265,070 First Data Corp.............................     9,184,675
    21,770 Fiserv, Inc.+...............................       694,463
    17,600 Intuit Inc.+................................       836,352
    17,520 Mercury Interactive Corp.+..................       569,400
 1,647,896 Microsoft Corp..............................    39,055,135


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Growth Investments
--------------------------------------------------------------------------------------------------------

  Shares                                      Security                                         Value
--------------------------------------------------------------------------------------------------------

Software -- 9.2% (continued)
   106,800 PeopleSoft, Inc.+............................................................... $  1,826,280
   279,330 Pixar, Inc.+....................................................................   15,081,026
   144,240 SAP AG+.........................................................................    3,014,616
 1,103,400 Siebel Systems, Inc.+...........................................................    9,522,342
                                                                                            ------------
                                                                                              85,332,934
                                                                                            ------------

Telecommunications -- 5.1%
    72,560 CIENA Corp.+....................................................................      393,275
 1,847,031 Cisco Systems, Inc.+............................................................   25,821,493
    34,930 Comverse Technology, Inc.+......................................................      356,286
    87,760 Corning Inc.....................................................................      431,779
    88,150 JDS Uniphase Corp.+.............................................................      252,990
   116,380 Juniper Networks, Inc.+.........................................................    1,046,256
    37,940 Nextel Communications, Inc.+....................................................      534,195
    97,300 Nokia Oyj.......................................................................    1,287,279
 1,096,130 Nortel Networks Corp............................................................    2,356,679
   417,900 QUALCOMM Inc....................................................................   14,450,982
                                                                                            ------------
                                                                                              46,931,214
                                                                                            ------------

Toys and Games -- 0.0%
    15,150 Mattel, Inc.....................................................................      322,998
                                                                                            ------------

Transportation -- 0.5%
     5,860 Expeditors International of Washington, Inc.....................................      200,353
    28,400 Union Pacific Corp..............................................................    1,567,396
    55,980 United Parcel Service, Inc......................................................    3,221,089
                                                                                            ------------
                                                                                               4,988,838
                                                                                            ------------
           TOTAL COMMON STOCK (Cost -- $1,036,762,621).....................................  918,829,083
                                                                                            ------------

   Face
  Amount
----------
REPURCHASE AGREEMENTS -- 0.7%
$3,936,000 Merrill Lynch & Co., Inc., 1.270% due 3/3/03; Proceeds at maturity --
            $3,936,417; (Fully collateralized by U.S. Treasury Bonds, 6.250% to 11.750%
            due 2/15/10 to 5/15/30; Market value -- $4,014,720)............................    3,936,000
 2,945,000 State Street Bank and Trust Co., 1.270% due 3/3/03; Proceeds at maturity --
            $2,945,312; (Fully collateralized by U.S. Treasury Bills, zero coupon due
            7/24/03; Market value -- $3,004,900)...........................................    2,945,000
                                                                                            ------------
           TOTAL REPURCHASE AGREEMENTS (Cost -- $6,881,000)................................    6,881,000
                                                                                            ------------
           TOTAL INVESTMENTS -- 100% (Cost -- $1,043,643,621*)............................. $925,710,083
                                                                                            ============

--------
+  Non-income producing security.
*  Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


S&P 500 Index Investments
----------------------------------------------------------------------------------

 Shares                           Security                               Value
----------------------------------------------------------------------------------
COMMON STOCK -- 97.8%

Advertising -- 0.2%
     744 The Interpublic Group of Cos., Inc.......................... $      7,180
     358 Omnicom Group Inc...........................................       18,967
                                                                      ------------
                                                                            26,147
                                                                      ------------

Aerospace/Defense -- 1.5%
   1,698 The Boeing Co...............................................       46,797
     402 General Dynamics Corp.......................................       23,823
     207 Goodrich Corp...............................................        3,182
     921 Lockheed Martin Corp........................................       42,108
     365 Northrop Grumman Corp.......................................       31,655
     777 Raytheon Co.................................................       21,041
     395 Rockwell Collins, Inc.......................................        7,762
     924 United Technologies Corp....................................       54,128
                                                                      ------------
                                                                           230,496
                                                                      ------------

Agriculture -- 1.2%
   4,070 Altria Group, Inc.+.........................................      157,306
     558 Monsanto Co.................................................        9,162
     190 R.J. Reynolds Tobacco Holdings, Inc.........................        7,583
     327 UST Inc.....................................................        9,427
                                                                      ------------
                                                                           183,478
                                                                      ------------

Airlines -- 0.1%
     255 AMR Corp.*..................................................          597
     224 Delta Air Lines, Inc........................................        1,882
   1,472 Southwest Airlines Co.......................................       17,767
                                                                      ------------
                                                                            20,246
                                                                      ------------

Apparel -- 0.3%
     275 Jones Apparel Group, Inc.*..................................        7,799
     239 Liz Claiborne, Inc..........................................        6,740
     508 NIKE, Inc., Class B Shares..................................       23,556
     150 Reebok International Ltd.*..................................        4,688
     231 V. F. Corp..................................................        7,819
                                                                      ------------
                                                                            50,602
                                                                      ------------

Auto Manufacturers -- 0.5%
   3,689 Ford Motor Co...............................................       30,692
   1,130 General Motors Corp.........................................       38,160
     154 Navistar International Corp.*...............................        3,639
     248 PACCAR Inc..................................................       11,909
                                                                      ------------
                                                                            84,400
                                                                      ------------

Auto Parts and Equipment -- 0.2%
     107 Cooper Tire & Rubber Co.....................................        1,499
     239 Dana Corp...................................................        2,046
   1,194 Delphi Corp.................................................        9,230
     282 The Goodyear Tire & Rubber Co.*.............................        1,128
     174 Johnson Controls, Inc.......................................       13,565
     248 Visteon Corp................................................        1,575
                                                                      ------------
                                                                            29,043
                                                                      ------------


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


S&P 500 Index Investments
--------------------------------------------------------

 Shares               Security                 Value
--------------------------------------------------------

Banks -- 7.0%
     667 AmSouth Bancorp................... $     13,740
   2,948 Bank of America Corp..............      204,119
   1,544 The Bank of New York Co., Inc.....       35,172
   2,282 Bank One Corp.....................       82,220
     962 BB&T Corp.........................       31,582
     485 Charter One Financial, Inc........       14,021
     343 Comerica Inc......................       14,056
   1,128 Fifth Third Bancorp...............       59,908
     268 First Tennessee National Corp.....       10,235
   2,124 FleetBoston Financial Corp........       52,165
     426 Huntington Bancshares Inc.........        8,179
     809 KeyCorp...........................       19,198
     468 Marshall & Ilsley Corp............       12,435
     817 Mellon Financial Corp.............       18,391
   1,230 National City Corp................       33,973
     346 North Fork Bancorp., Inc..........       11,155
     475 Northern Trust Corp...............       15,210
     567 PNC Financial Services Group......       25,475
     475 Regions Financial Corp............       15,381
     658 SouthTrust Corp...................       17,759
     649 State Street Corp.................       23,916
     570 SunTrust Banks, Inc...............       32,062
     643 Synovus Financial Corp............       12,378
   3,750 U.S. Bancorp......................       78,450
     385 Union Planters Corp...............       10,595
   2,668 Wachovia Corp.....................       94,661
   3,329 Wells Fargo & Co..................      150,970
     194 Zions Bancorporation..............        8,295
                                            ------------
                                               1,105,701
                                            ------------

Beverages -- 2.9%
      77 Adolph Coors Co., Class B Shares..        3,704
   1,676 Anheuser-Busch Cos., Inc..........       77,934
     146 Brown-Forman Corp., Class B Shares       10,154
   4,883 The Coca-Cola Co..................      196,394
     853 Coca-Cola Enterprises Inc.........       17,213
     603 The Pepsi Bottling Group, Inc.....       14,020
   3,395 PepsiCo, Inc......................      130,096
                                            ------------
                                                 449,515
                                            ------------

Biotechnology -- 1.2%
   2,530 Amgen Inc.*.......................      138,239
     320 Biogen, Inc.*.....................       11,373
     404 Chiron Corp.*.....................       14,754
     461 Genzyme Corp.*....................       14,374
      86 Millipore Corp.*..................        2,877
                                            ------------
                                                 181,617
                                            ------------


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


S&P 500 Index Investments
-------------------------------------------------------------

 Shares                 Security                    Value
-------------------------------------------------------------

Building Materials -- 0.2%
     155 American Standard Cos. Inc.*........... $     10,619
     931 Masco Corp.............................       17,112
     205 Vulcan Materials Co....................        6,499
                                                 ------------
                                                       34,230
                                                 ------------

Chemicals -- 1.5%
     431 Air Products and Chemicals, Inc........       16,705
     167 Ashland Inc............................        4,644
   1,843 The Dow Chemical Co....................       50,314
   1,944 E.I. du Pont de Nemours and Co.........       71,286
     161 Eastman Chemical Co....................        5,183
     253 Ecolab Inc.............................       12,410
     234 Engelhard Corp.........................        4,855
     110 Great Lakes Chemical Corp..............        2,320
     228 Hercules Inc.*.........................        1,831
     205 International Flavors & Fragrances Inc.        6,429
     335 PPG Industries, Inc....................       15,544
     306 Praxair, Inc...........................       16,172
     433 Rohm and Haas Co.......................       12,358
     320 The Sherwin-Williams Co................        8,544
     152 Sigma-Aldrich Corp.....................        6,661
                                                 ------------
                                                      235,256
                                                 ------------

Commercial Services -- 0.9%
     344 Apollo Group, Inc., Class A Shares*....       15,941
   1,982 Cendant Corp.*.........................       24,398
   1,001 Concord EFS, Inc.*.....................       11,111
     317 Convergys Corp.*.......................        3,899
     113 Deluxe Corp............................        4,554
     277 Equifax Inc............................        5,313
     354 H&R Block, Inc.........................       14,362
     547 McKesson Corp..........................       14,572
     324 Moody's Corp...........................       14,288
     714 Paychex, Inc...........................       18,721
     210 Quintiles Transnational Corp.*.........        2,604
     230 R.R. Donnelley & Sons Co...............        4,200
     339 Robert Half International Inc.*........        4,539
                                                 ------------
                                                      138,502
                                                 ------------

Computers -- 4.1%
     694 Apple Computer, Inc.*..................       10,417
     332 Computer Sciences Corp.*...............       10,378
   5,091 Dell Computer Corp.*...................      137,253
     894 Electronic Data Systems Corp...........       13,920
   4,423 EMC Corp.*.............................       32,686
     532 Gateway, Inc.*.........................        1,160
   5,990 Hewlett-Packard Co.....................       94,941
   3,332 International Business Machines Corp...      259,729
     248 Lexmark International, Inc.*...........       15,478
     185 NCR Corp.*.............................        3,598


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


S&P 500 Index Investments
----------------------------------------------------------------------------------

 Shares                           Security                               Value
----------------------------------------------------------------------------------

Computers -- 4.1% (continued)
     661 Network Appliance, Inc.*.................................... $      7,020
   5,931 Sun Microsystems, Inc.*.....................................       20,402
     549 SunGard Data Systems Inc.*..................................       10,804
     684 Unisys Corp.*...............................................        6,334
     885 VERITAS Software Corp.*.....................................       15,072
                                                                      ------------
                                                                           639,192
                                                                      ------------

Cosmetics/Personal Care -- 2.6%
     119 Alberto-Culver Co., Class B Shares..........................        5,915
     451 Avon Products, Inc..........................................       23,452
   1,049 Colgate-Palmolive Co........................................       52,775
   2,060 The Gillette Co.............................................       62,191
   1,039 Kimberly-Clark Corp.........................................       47,617
   2,560 The Procter & Gamble Co.....................................      209,562
                                                                      ------------
                                                                           401,512
                                                                      ------------

Distribution/Wholesale -- 0.1%
     374 Genuine Parts Co............................................       10,771
     195 W.W. Grainger, Inc..........................................        8,976
                                                                      ------------
                                                                            19,747
                                                                      ------------

Diversified Financial Services -- 7.2%
   2,576 American Express Co.........................................       86,502
     187 The Bear Stearns Cos. Inc...................................       11,714
     435 Capital One Financial Corp..................................       13,472
   2,565 The Charles Schwab Corp.*...................................       20,263
  10,131 Citigroup Inc...............................................      337,767
     248 Countrywide Financial Corp..................................       13,241
   1,955 Fannie Mae..................................................      125,315
     514 Franklin Resources, Inc.....................................       16,792
   1,362 Freddie Mac.................................................       74,433
     933 The Goldman Sachs Group, Inc................................       64,797
     947 Household International, Inc................................       26,450
   3,913 J.P. Morgan Chase & Co......................................       88,747
     431 Janus Capital Group Inc.....................................        5,099
     475 Lehman Brothers Holdings Inc................................       26,301
   2,578 MBNA Corp...................................................       35,705
   1,687 Merrill Lynch & Co., Inc....................................       57,493
   2,125 Morgan Stanley..............................................       78,306
     473 Providian Financial Corp.*..................................        2,885
     309 SLM Corp....................................................       33,666
     260 T. Rowe Price Group Inc.....................................        6,687
                                                                      ------------
                                                                         1,125,635
                                                                      ------------

Electric -- 2.4%
     924 The AES Corp.*..............................................        3,068
     234 Allegheny Energy, Inc.......................................        1,402
     330 Ameren Corp.................................................       12,867
     729 American Electric Power Co..................................       15,878
     622 Calpine Corp.*..............................................        1,735
     554 CenterPoint Energy, Inc.....................................        2,576
     326 Cinergy Corp................................................       10,507
     230 CMS Energy Corp.............................................        1,035

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

S&P 500 Index Investments
----------------------------------------------------------------------------------

 Shares                           Security                               Value
----------------------------------------------------------------------------------

Electric -- 2.4% (continued)
     422 Consolidated Edison, Inc.................................... $     16,458
     352 Constellation Energy Group, Inc.............................        9,229
     618 Dominion Resources, Inc.....................................       33,310
     329 DTE Energy Co...............................................       13,634
   1,789 Duke Energy Corp............................................       24,169
     706 Edison International*.......................................        8,726
     422 Entergy Corp................................................       19,222
     649 Exelon Corp.................................................       31,898
     563 FirstEnergy Corp............................................       16,609
     348 FPL Group, Inc..............................................       19,491
     679 Mirant Corp.*...............................................          917
     521 NiSource Inc................................................        8,826
     786 PG&E Corp.*.................................................       10,022
     190 Pinnacle West Capital Corp..................................        5,803
     320 PPL Corp....................................................       11,254
     449 Progress Energy, Inc........................................       17,466
     418 Public Service Enterprise Group Inc.........................       14,475
   1,438 The Southern Co.............................................       40,566
     360 TECO Energy, Inc............................................        3,989
     627 TXU Corp....................................................       10,013
     851 Xcel Energy, Inc............................................        9,438
                                                                      ------------
                                                                           374,583
                                                                      ------------

Electrical Components and Equipment -- 0.3%
     390 American Power Conversion Corp.*............................        6,100
     849 Emerson Electric Co.........................................       39,962
     419 Molex Inc...................................................        9,331
     115 Power-One, Inc.*............................................          566
                                                                      ------------
                                                                            55,959
                                                                      ------------

Electronics -- 0.4%
     919 Agilent Technologies, Inc.*.................................       12,131
     451 Applera Corp. -- Applied Biosystems Group...................        8,276
     422 Jabil Circuit, Inc.*........................................        7,009
     260 Parker-Hannifin Corp........................................       10,481
     218 PerkinElmer, Inc............................................        1,849
     877 Sanmina-SCI Corp.*..........................................        3,771
   1,852 Solectron Corp.*............................................        5,834
     426 Symbol Technologies, Inc....................................        4,507
     165 Tektronix, Inc.*............................................        2,726
     349 Thermo Electron Corp.*......................................        6,142
     125 Thomas & Betts Corp.*.......................................        1,891
     244 Waters Corp.*...............................................        5,653
                                                                      ------------
                                                                            70,270
                                                                      ------------

Engineering and Construction -- 0.0%
     171 Fluor Corp..................................................        4,827
     139 McDermott International, Inc.*..............................          598
                                                                      ------------
                                                                             5,425
                                                                      ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

S&P 500 Index Investments
----------------------------------------------------

 Shares             Security               Value
----------------------------------------------------

Entertainment -- 0.1%
     170 International Game Technology* $     13,357
                                        ------------

Environmental Control -- 0.2%
     399 Allied Waste Industries, Inc.*        3,292
   1,220 Waste Management, Inc.........       24,278
                                        ------------
                                              27,570
                                        ------------

Food -- 1.9%
     711 Albertson's, Inc..............       13,388
   1,275 Archer-Daniels-Midland Co.....       13,898
     776 Campbell Soup Co..............       16,094
   1,075 ConAgra Foods, Inc............       24,800
     739 General Mills, Inc............       31,681
     670 H.J. Heinz Co.................       20,569
     258 Hershey Foods Corp............       16,669
     818 Kellogg Co....................       24,188
   1,476 The Kroger Co.*...............       19,513
     835 Safeway Inc.*.................       16,608
   1,565 Sara Lee Corp.................       30,987
     254 SUPERVALU Inc.................        3,536
   1,323 Sysco Corp....................       35,880
     308 Winn-Dixie Stores, Inc........        3,758
     432 Wm. Wrigley Jr. Co............       23,168
                                        ------------
                                             294,737
                                        ------------

Forest Products and Paper -- 0.6%
     136 Boise Cascade Corp............        3,280
     533 Georgia-Pacific Corp..........        8,000
     965 International Paper Co........       33,804
     231 Louisiana-Pacific Corp.*......        2,012
     385 MeadWestvaco Corp.............        8,928
     394 Plum Creek Timber Co., Inc....        8,550
     120 Temple-Inland Inc.............        5,028
     418 Weyerhaeuser Co...............       20,837
                                        ------------
                                              90,439
                                        ------------

Gas -- 0.2%
     302 KeySpan Corp..................        9,655
      99 Nicor Inc.....................        2,979
      66 Peoples Energy Corp...........        2,363
     438 Sempra Energy.................       10,162
                                        ------------
                                              25,159
                                        ------------

Hand/Machine Tools -- 0.1%
     170 The Black & Decker Corp.......        6,239
     138 Snap-on Inc...................        3,449
     186 The Stanley Works.............        4,801
                                        ------------
                                              14,489
                                        ------------

Healthcare - Products -- 3.8%
      99 Bausch & Lomb Inc.............        3,049
   1,193 Baxter International Inc......       33,869
     484 Becton, Dickinson and Co......       16,650

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

S&P 500 Index Investments
-------------------------------------------------------------------------

 Shares                       Security                          Value
-------------------------------------------------------------------------

Healthcare - Products -- 3.8% (continued)
     487 Biomet, Inc........................................ $     14,722
     820 Boston Scientific Corp.*...........................       36,219
     101 C. R. Bard, Inc....................................        5,969
     582 Guidant Corp.......................................       20,812
   5,858 Johnson & Johnson..................................      307,252
   2,395 Medtronic, Inc.....................................      107,057
     334 St. Jude Medical, Inc.*............................       15,257
     379 Stryker Corp.......................................       24,711
     385 Zimmer Holdings, Inc.*.............................       17,090
                                                             ------------
                                                                  602,657
                                                             ------------

Healthcare - Services -- 1.2%
     323 Aetna Inc..........................................       13,605
     266 Anthem, Inc.*......................................       15,856
   1,036 HCA Inc............................................       42,725
     509 Health Management Associates, Inc., Class A Shares*        9,121
     722 HEALTHSOUTH Corp.*.................................        2,585
     318 Humana Inc.*.......................................        3,116
     222 Manor Care, Inc.*..................................        4,069
     209 Quest Diagnostics Inc.*............................       11,027
     965 Tenet Healthcare Corp.*............................       17,534
     616 UnitedHealth Group Inc.............................       51,066
     282 WellPoint Health Networks Inc.*....................       19,179
                                                             ------------
                                                                  189,883
                                                             ------------

Home Builders -- 0.1%
     131 Centex Corp........................................        7,242
      97 KB HOME............................................        4,549
     115 Pulte Homes, Inc...................................        5,845
                                                             ------------
                                                                   17,636
                                                             ------------

Home Furnishings -- 0.1%
     370 Leggett & Platt, Inc...............................        7,052
     163 Maytag Corp........................................        3,928
     155 Whirlpool Corp.....................................        7,635
                                                             ------------
                                                                   18,615
                                                             ------------

Household Products/Wares -- 0.3%
     177 American Greetings Corp., Class A Shares*..........        2,322
     215 Avery Dennison Corp................................       12,341
     435 The Clorox Co......................................       18,405
     292 Fortune Brands, Inc................................       12,801
     143 Tupperware Corp....................................        1,783
                                                             ------------
                                                                   47,652
                                                             ------------

Housewares -- 0.1%
     503 Newell Rubbermaid Inc..............................       14,185
                                                             ------------

Insurance -- 4.7%
     492 ACE Ltd............................................       13,633
   1,038 AFLAC Inc..........................................       32,438
   1,421 The Allstate Corp..................................       44,946
     194 Ambac Financial Group, Inc.........................        9,477

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

S&P 500 Index Investments
-----------------------------------------------------------------------

 Shares                      Security                         Value
-----------------------------------------------------------------------

Insurance -- 4.7% (continued)
   5,142 American International Group..................... $    253,449
     603 Aon Corp.........................................       11,728
     323 The Chubb Corp...................................       15,446
     299 CIGNA Corp.......................................       12,848
     314 Cincinnati Financial Corp........................       11,128
     484 The Hartford Financial Services Group, Inc.......       17,487
     307 Jefferson-Pilot Corp.............................       11,574
     568 John Hancock Financial Services, Inc.............       15,961
     344 Lincoln National Corp............................        9,746
     349 Loews Corp.......................................       15,255
   1,085 Marsh & McLennan Cos., Inc.......................       44,160
     283 MBIA Inc.........................................       10,791
   1,410 MetLife, Inc.....................................       36,900
     214 MGIC Investment Corp.............................        8,444
     639 Principal Financial Group, Inc...................       17,617
     415 The Progressive Corp.............................       21,584
   1,139 Prudential Financial, Inc........................       34,204
     296 SAFECO Corp......................................        9,732
     446 The St. Paul Cos., Inc...........................       13,764
     213 Torchmark Corp...................................        7,734
   2,017 Travelers Property Casualty Corp., Class B Shares       32,070
     550 UnumProvident Corp...............................        7,150
     258 XL Capital Ltd., Class A Shares..................       18,303
                                                           ------------
                                                                737,569
                                                           ------------

Internet -- 0.5%
     624 eBay Inc.*.......................................       48,934
     250 TMP Worldwide Inc.*..............................        2,288
   1,129 Yahoo! Inc.*.....................................       23,540
                                                           ------------
                                                                 74,762
                                                           ------------

Iron/Steel -- 0.0%
     116 Allegheny Technologies, Inc......................          347
     166 Nucor Corp.......................................        6,906
     146 United States Steel Corp.........................        1,697
                                                           ------------
                                                                  8,950
                                                           ------------

Leisure Time -- 0.4%
     165 Brunswick Corp...................................        3,119
   1,176 Carnival Corp....................................       27,013
     605 Harley-Davidson, Inc.............................       23,952
     295 Sabre Holdings Corp.*............................        4,885
                                                           ------------
                                                                 58,969
                                                           ------------

Lodging -- 0.3%
     243 Harrah's Entertainment, Inc.*....................        7,980
     804 Hilton Hotels Corp...............................        8,836
     511 Marriott International, Inc., Class A Shares.....       15,442
     361 Starwood Hotels & Resorts Worldwide, Inc.........        8,162
                                                           ------------
                                                                 40,420
                                                           ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


S&P 500 Index Investments
----------------------------------------------------------------------------------

 Shares                           Security                               Value
----------------------------------------------------------------------------------

Machinery - Construction and Mining -- 0.5%
     691 Caterpillar Inc............................................. $     32,477
      85 Cummins Inc.................................................        2,037
     454 Deere & Co..................................................       18,787
     392 Dover Corp..................................................       10,004
     422 Rockwell Automation, Inc....................................        9,710
                                                                      ------------
                                                                            73,015
                                                                      ------------

Media -- 3.9%
   8,766 AOL Time Warner Inc.*.......................................       99,231
   1,238 Clear Channel Communications Inc.*..........................       45,199
   4,534 Comcast Corp., Class A Shares*..............................      132,483
     162 Dow Jones & Co., Inc........................................        5,813
     539 Gannett Co., Inc............................................       38,900
     176 Knight-Ridder, Inc..........................................       11,231
     370 The McGraw-Hill Cos., Inc...................................       20,809
     112 Meredith Corp...............................................        4,381
     326 The New York Times Co., Class A Shares......................       15,146
     611 Tribune Co..................................................       27,403
     447 Univision Communications Inc., Class A Shares*..............       11,072
   3,462 Viacom Inc., Class B Shares*................................      128,544
   3,992 The Walt Disney Co..........................................       68,104
                                                                      ------------
                                                                           608,316
                                                                      ------------

Metal Fabricate/Hardware -- 0.0%
     153 Worthington Industries, Inc.................................        2,108
                                                                      ------------

Mining -- 0.4%
   1,697 Alcoa Inc...................................................       34,789
     298 Freeport-McMoran Copper & Gold, Inc., Class B Shares*.......        5,072
     767 Newmont Mining Corp.........................................       20,962
     188 Phelps Dodge Corp.*.........................................        6,760
                                                                      ------------
                                                                            67,583
                                                                      ------------

Miscellaneous Manufacturer -- 5.1%
     765 3M Co.......................................................       95,908
     196 Cooper Industries, Ltd., Class A Shares.....................        7,419
     135 Crane Co....................................................        2,333
     289 Danaher Corp................................................       18,791
     552 Eastman Kodak Co............................................       16,339
     151 Eaton Corp..................................................       10,713
  19,639 General Electric Co.........................................      472,318
   1,655 Honeywell International Inc.................................       37,883
     617 Illinois Tool Works Inc.....................................       36,755
     331 Ingersoll-Rand Co., Class A Shares..........................       13,058
     178 ITT Industries, Inc.........................................       10,009
     210 Pall Corp...................................................        3,389
     266 Textron, Inc................................................        9,610
   3,895 Tyco International Ltd......................................       57,646
                                                                      ------------
                                                                           792,171
                                                                      ------------


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


S&P 500 Index Investments
----------------------------------------------------------------------------------

 Shares                           Security                               Value
----------------------------------------------------------------------------------

Office/Business Equipment -- 0.2%
     466 Pitney Bowes Inc............................................ $     14,464
   1,439 Xerox Corp.*................................................       12,951
                                                                      ------------
                                                                            27,415
                                                                      ------------

Oil and Gas -- 5.4%
     190 Amerada Hess Corp...........................................        8,461
     474 Anadarko Petroleum Corp.....................................       21,842
     302 Apache Corp.................................................       19,715
     381 Burlington Resources Inc....................................       17,659
   2,100 ChevronTexaco Corp..........................................      134,757
   1,323 ConocoPhillips Inc..........................................       67,076
     308 Devon Energy Corp...........................................       14,846
     221 EOG Resources, Inc..........................................        9,127
  13,280 Exxon Mobil Corp............................................      451,786
     214 Kerr-McGee Corp.............................................        8,825
     670 Marathon Oil Corp...........................................       15,470
     280 Nabors Industries, Ltd.*....................................       11,102
     286 Noble Corp.*................................................       10,382
     719 Occidental Petroleum Corp...................................       21,498
     189 Rowan Cos., Inc.............................................        3,710
     144 Sunoco, Inc.................................................        5,096
     628 Transocean Inc..............................................       14,256
     507 Unocal Corp.................................................       13,359
                                                                      ------------
                                                                           848,967
                                                                      ------------

Oil and Gas Services -- 0.6%
     638 Baker Hughes Inc............................................       19,791
     286 BJ Services Co.*............................................        9,830
     824 Halliburton Co..............................................       16,694
   1,172 Schlumberger Ltd............................................       48,767
                                                                      ------------
                                                                            95,082
                                                                      ------------

Packaging and Containers -- 0.1%
     107 Ball Corp...................................................        5,701
     100 Bemis Co., Inc..............................................        4,186
     351 Pactiv Corp.*...............................................        6,936
     178 Sealed Air Corp.*...........................................        6,456
                                                                      ------------
                                                                            23,279
                                                                      ------------

Pharmaceuticals -- 8.4%
   3,068 Abbott Laboratories.........................................      109,282
     243 Allergan, Inc...............................................       15,601
     227 AmerisourceBergen Corp......................................       12,485
   3,795 Bristol-Myers Squibb Co.....................................       88,424
     895 Cardinal Health, Inc........................................       51,275
   2,208 Eli Lilly and Co............................................      124,884
     729 Forest Laboratories, Inc.*..................................       36,304
     512 King Pharmaceuticals, Inc.*.................................        8,576
     494 MedImmune, Inc.*............................................       14,825
   4,425 Merck & Co. Inc.............................................      233,419
  12,156 Pfizer Inc..................................................      362,492
   2,537 Pharmacia Corp..............................................      104,829

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

S&P 500 Index Investments
----------------------------------------------------------------------------------

 Shares                           Security                               Value
----------------------------------------------------------------------------------

Pharmaceuticals -- 8.4% (continued)
   2,967 Schering-Plough Corp........................................ $     53,465
     201 Watson Pharmaceuticals, Inc.*...............................        6,217
   2,600 Wyeth.......................................................       91,650
                                                                      ------------
                                                                         1,313,728
                                                                      ------------

Pipelines -- 0.1%
     678 Dynegy Inc., Class A Shares.................................        1,322
   1,324 El Paso Corp................................................        6,435
     236 Kinder Morgan, Inc..........................................       10,745
     913 The Williams Cos., Inc......................................        3,479
                                                                      ------------
                                                                            21,981
                                                                      ------------

Real Estate Investment Trusts -- 0.3%
     782 Equity Office Properties Trust..............................       19,182
     582 Equity Residential..........................................       14,131
     403 Simon Property Group, Inc...................................       13,960
                                                                      ------------
                                                                            47,273
                                                                      ------------

Retail -- 6.9%
     618 AutoNation, Inc.*...........................................        8,176
     212 AutoZone, Inc.*.............................................       13,950
     555 Bed Bath & Beyond Inc.*.....................................       18,337
     608 Best Buy Co., Inc.*.........................................       17,675
     187 Big Lots, Inc.*.............................................        2,066
     375 Circuit City Stores Inc.....................................        1,658
     912 Costco Wholesale Corp.*.....................................       27,834
     778 CVS Corp....................................................       19,372
     364 Darden Restaurants, Inc.....................................        6,483
     159 Dillard's, Inc., Class A Shares.............................        2,218
     717 Dollar General Corp.........................................        7,450
     335 Family Dollar Stores, Inc...................................        9,454
     379 Federated Department Stores, Inc.*..........................        9,665
   1,768 The Gap, Inc................................................       23,055
   4,563 The Home Depot, Inc.........................................      107,002
     518 J.C. Penney Co., Inc........................................       10,282
     678 Kohl's Corp.*...............................................       33,154
   1,024 Limited Brands..............................................       12,165
   1,521 Lowe's Cos., Inc............................................       59,775
     618 The May Department Stores Co................................       12,125
   2,555 McDonald's Corp.............................................       34,774
     263 Nordstrom, Inc..............................................        4,474
     658 Office Depot, Inc.*.........................................        7,725
     366 RadioShack Corp.............................................        7,188
     681 Sears, Roebuck and Co.......................................       14,832
     885 Staples, Inc.*..............................................       15,319
     734 Starbucks Corp.*............................................       17,212
   1,837 Target Corp.................................................       52,630
     298 Tiffany & Co................................................        7,143
   1,001 The TJX Cos., Inc...........................................       16,086
     384 Toys "R" Us, Inc.*..........................................        3,103
   8,711 Wal-Mart Stores, Inc........................................      418,651
   2,000 Walgreen Co.................................................       56,280

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


S&P 500 Index Investments
----------------------------------------------------------------------------------

 Shares                           Security                               Value
----------------------------------------------------------------------------------

Retail -- 6.9% (continued)
     228 Wendy's International, Inc.................................. $      5,775
     553 Yum! Brands, Inc.*..........................................       13,167
                                                                      ------------
                                                                         1,076,255
                                                                      ------------

Savings and Loans -- 0.5%
     293 Golden West Financial Corp..................................       21,213
   1,850 Washington Mutual, Inc......................................       63,881
                                                                      ------------
                                                                            85,094
                                                                      ------------

Semiconductors -- 3.1%
     610 Advanced Micro Devices, Inc.*...............................        3,349
     816 Altera Corp.*...............................................       10,224
     724 Analog Devices, Inc.*.......................................       21,112
   3,321 Applied Materials, Inc.*....................................       43,107
     560 Applied Micro Circuits Corp.*...............................        1,954
     587 Broadcom Corp., Class A Shares*.............................        8,500
  13,051 Intel Corp..................................................      225,130
     368 KLA-Tencor Corp.*...........................................       13,156
     616 Linear Technology Corp......................................       18,893
     721 LSI Logic Corp.*............................................        3,201
     611 Maxim Integrated Products, Inc..............................       21,104
   1,167 Micron Technology, Inc.*....................................        9,324
     328 National Semiconductor Corp.*...............................        5,619
     269 Novellus Systems, Inc.*.....................................        7,841
     311 NVIDIA Corp.*...............................................        3,925
     284 PMC-Sierra, Inc.*...........................................        1,607
     179 QLogic Corp.*...............................................        6,338
     329 Teradyne, Inc.*.............................................        3,813
   3,373 Texas Instruments Inc.......................................       56,498
     724 Xilinx, Inc.*...............................................       16,580
                                                                      ------------
                                                                           481,275
                                                                      ------------

Software -- 5.4%
     461 Adobe Systems Inc...........................................       12,678
     234 Autodesk, Inc...............................................        3,391
   1,208 Automatic Data Processing, Inc..............................       39,260
     495 BMC Software, Inc.*.........................................        9,603
     365 Citrix Systems, Inc.*.......................................        4,380
   1,129 Computer Associates International, Inc......................       15,072
     665 Compuware Corp.*............................................        2,454
     278 Electronic Arts Inc.*.......................................       14,679
   1,521 First Data Corp.............................................       52,703
     410 Fiserv, Inc.*...............................................       13,079
     500 IMS Health Inc..............................................        7,500
     389 Intuit Inc.*................................................       18,485
     189 Mercury Interactive Corp.*..................................        6,143
  21,108 Microsoft Corp..............................................      500,260
     622 Novell, Inc.*...............................................        1,617
  10,524 Oracle Corp.*...............................................      125,867
     410 Parametric Technology Corp.*................................          869


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

S&P 500 Index Investments
---------------------------------------------------------------------------------

 Shares                           Security                               Value
---------------------------------------------------------------------------------

Software -- 5.4% (continued)
     610 PeopleSoft, Inc.*........................................... $    10,431
   1,103 Siebel Systems, Inc.*.......................................       9,519
                                                                      -----------
                                                                          847,990
                                                                      -----------

Telecommunications -- 5.8%
   1,373 ADC Telecommunications, Inc.*...............................       3,076
     624 ALLTEL Corp.................................................      27,094
     158 Andrew Corp.*...............................................       1,206
   1,546 AT&T Corp...................................................      28,663
   5,444 AT&T Wireless Services Inc.*................................      32,174
     669 Avaya Inc.*.................................................       1,465
   3,641 BellSouth Corp..............................................      78,900
     310 CenturyTel, Inc.............................................       8,494
     762 CIENA Corp.*................................................       4,130
  14,229 Cisco Systems, Inc.*........................................     198,921
     553 Citizens Communications Co.*................................       5,425
     354 Comverse Technology, Inc.*..................................       3,611
   2,316 Corning Inc.*...............................................      11,395
   2,681 JDS Uniphase Corp.*.........................................       7,695
   7,372 Lucent Technologies Inc.*...................................      12,090
   4,632 Motorola, Inc...............................................      39,001
   1,846 Nextel Communications, Inc., Class A Shares*................      25,992
   1,530 QUALCOMM Inc................................................      52,907
   3,177 Qwest Communications International Inc.*....................      11,374
   6,532 SBC Communications Inc......................................     135,866
     245 Scientific-Atlanta, Inc.....................................       3,217
   1,708 Sprint Corp. -- FON Group...................................      21,692
   1,891 Sprint Corp. -- PCS Group*..................................       7,488
     874 Tellabs, Inc.*..............................................       5,314
   5,388 Verizon Communications Inc..................................     186,317
                                                                      -----------
                                                                          913,507
                                                                      -----------

Textiles -- 0.1%
     334 Cintas Corp.................................................      11,212
                                                                      -----------

Toys/Games/Hobbies -- 0.1%
     320 Hasbro, Inc.................................................       3,875
     829 Mattel, Inc.................................................      17,674
                                                                      -----------
                                                                           21,549
                                                                      -----------

Transportation -- 1.5%
     717 Burlington Northern Santa Fe Corp...........................      17,925
     457 CSX Corp....................................................      12,275
     599 FedEx Corp..................................................      30,789
     766 Norfolk Southern Corp.......................................      14,600
     508 Union Pacific Corp..........................................      28,037
   2,195 United Parcel Service, Inc., Class B Shares.................     126,300
                                                                      -----------
                                                                          229,926
                                                                      -----------

Trucking and Leasing -- 0.0%
     137 Ryder System, Inc...........................................       3,109
                                                                      -----------
         TOTAL COMMON STOCK (Cost -- $17,569,814)....................  15,329,440
                                                                      -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

S&P 500 Index Investments
---------------------------------------------------------------------------------

  Face
 Amount                           Security                               Value
---------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.2%
U.S. TREASURY OBLIGATIONS -- 1.2%
$200,000 U.S. Treasury Bill, 1.580% due 3/27/03 (Cost -- $199,833)... $   199,833
                                                                      -----------
REPURCHASE AGREEMENT -- 1.0%
 151,000 Merrill Lynch & Co., Inc., 1.270% due 3/3/03; Proceeds at
          maturity -- $151,016; (Fully collateralized by U.S.
          Treasury Notes and Bonds, 6.250% to 11.750% due 2/15/10 to
          5/15/30; Market value -- $154,020) (Cost -- $151,000)......     151,000
                                                                      -----------
         TOTAL SHORT-TERM INVESTMENTS (Cost -- $350,833).............     350,833
                                                                      -----------
         TOTAL INVESTMENTS -- 100% (Cost -- $17,920,647**)........... $15,680,273
                                                                      ===========

--------
+ All or a portion of this security is segregated as collateral for open futures contracts commitments.
*  Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
-------------------------------------------------------------------------------------------

   Face
  Amount                                      Security                             Value
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 27.3%

U.S. Treasury Obligations -- 17.0%
                      U.S. Treasury Notes:
$ 2,920,000             3.250% due 5/31/04 (a)................................. $ 2,991,975
  3,260,000             1.750% due 12/31/04 (a)................................   3,278,341
    195,000             7.500% due 2/15/05 (a).................................     217,593
  3,470,000             6.750% due 5/15/05 (a).................................   3,856,312
    995,000             3.500% due 11/15/06 (a)................................   1,039,542
  2,250,000             4.375% due 5/15/07 (a).................................   2,425,606
    195,000             3.000% due 11/15/07 (a)................................     198,473
     85,000             5.625% due 5/15/08 (a).................................      96,761
  2,105,000             6.500% due 2/15/10 (a).................................   2,532,909
  1,675,000             12.750% due 11/15/10...................................   2,149,628
  3,810,000             5.000% due 8/15/11 (a).................................   4,220,024
  3,065,000             4.000% due 11/15/12 (a)................................   3,144,858
    860,000             10.375% due 11/15/12...................................   1,150,284
    645,000             3.875% due 2/15/13 (a).................................     654,701
                      U.S. Treasury Bonds:
  1,700,000             12.000% due 8/15/13 (b)................................   2,478,083
  2,180,000             9.250% due 2/15/16 (a).................................   3,284,647
  2,400,000             7.500% due 11/15/16 (a)(b).............................   3,196,406
  2,000,000             8.750% due 5/15/17.....................................   2,941,720
  1,550,000             8.875% due 8/15/17 (b).................................   2,305,808
    330,000             8.500% due 2/15/20 (a).................................     484,714
    730,000             8.000% due 11/15/21 (a)................................   1,036,829
    400,000             6.250% due 8/15/23.....................................     479,453
    500,000             6.000% due 2/15/26.....................................     585,469
    300,000             6.750% due 8/15/26.....................................     383,110
    790,000             5.250% due 2/15/29 (a).................................     842,863
  3,225,000           Stripped Coupon Payment only, zero coupon due 2/15/12 (a)   2,284,438
                      Stripped Principal Payment only:
  3,100,000             Zero coupon due 8/15/20................................   1,293,971
  1,217,000             Zero coupon due 8/15/28 (a)............................     332,812
                      U.S. Treasury Inflation Indexed Bonds:
  1,241,092             4.250% due 1/15/10.....................................   1,467,593
  3,222,853             3.500% due 1/15/11 (a)(b)..............................   3,673,550
                                                                                -----------
                                                                                 55,028,473
                                                                                -----------

   Face
  Amount    Rating(c)
----------- ---------

U.S. Government Agencies -- 10.3%
                      Fannie Mae, Notes:
  1,200,000   AAA       3.300% due 7/2/04......................................   1,207,680
  1,425,000   AAA       5.000% due 1/15/07 (a).................................   1,554,273
    410,000   AAA       5.250% due 4/15/07.....................................     452,245
  1,300,000   Aaa*      6.625% due 10/15/07....................................   1,514,534
  2,710,000   Aaa*      7.250% due 1/15/10.....................................   3,316,289
                      Freddie Mac, Notes:
  1,000,000   AAA       3.875% due 6/27/05.....................................   1,006,956
  1,500,000   AAA       4.250% due 3/22/06.....................................   1,537,281
  1,680,000   AAA       4.875% due 3/15/07.....................................   1,831,422
  1,360,000   Aaa*      6.625% due 9/15/09.....................................   1,614,705
    710,000   Aaa*      7.000% due 3/15/10.....................................     862,475

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
----------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                                 Security                                    Value
----------------------------------------------------------------------------------------------------------

U.S. Government Agencies -- 10.3% (continued)
                      Small Business Administration, U.S. Government Guaranteed:
$ 3,051,485   NR        6.150% due 11/1/13.................................................... $ 3,287,353
    921,331   NR        6.850% due 10/1/15....................................................   1,018,576
  1,850,627   NR        6.650% due 11/1/15....................................................   2,037,587
  1,653,907   NR        7.700% due 7/1/16.....................................................   1,881,935
  4,850,402   NR        7.190% due 12/1/19 (b)................................................   5,555,159
  4,180,511   NR        7.590% due 1/1/20 (b).................................................   4,858,550
                                                                                               -----------
                                                                                                33,537,020
                                                                                               -----------
                      TOTAL U.S. GOVERNMENT OBLIGATIONS
                      (Cost -- $84,121,635)...................................................  88,565,493
                                                                                               -----------
CORPORATE BONDS AND NOTES -- 24.3%

Aerospace/Defense -- 0.6%
                      Lockheed Martin Corp.:
    275,000   BBB       7.700% due 6/15/08....................................................     324,450
    175,000   BBB       7.200% due 5/1/36.....................................................     205,742
    240,000   BBB       Notes, 7.250% due 5/15/06.............................................     272,034
    450,000   BBB-    Raytheon Co., Notes, 6.300% due 3/15/05.................................     479,538
                      United Technologies Corp., Notes:
    250,000   A+        7.000% due 9/15/06....................................................     284,448
    375,000   A+        4.875% due 11/1/06....................................................     398,379
                                                                                               -----------
                                                                                                 1,964,591
                                                                                               -----------

Airlines -- 0.4%
                      American Airlines, Inc., Pass-Through Certificates:
    100,000   BBB+      7.024% due 10/15/09...................................................      81,280
  1,814,178   B+        7.377% due 5/23/19....................................................     548,087
    424,430   A       Continental Airlines, Inc., Pass-Through Certificates, 6.900% due 1/2/18     357,981
    200,000   BBB-    United Air Lines, Inc., Pass-Through Certificates, 6.201% due 9/1/08....     157,297
                                                                                               -----------
                                                                                                 1,144,645
                                                                                               -----------

Banking -- 2.3%
    810,000   A       Bank of America Corp., Inc., Sub. Notes, 7.800% due 2/15/10.............     978,667
    200,000   A+      The Bank of New York Co., Inc., Sr. Notes, 3.900% due 9/1/07............     207,541
    325,000   A+      Bank One Corp., Notes, 3.700% due 1/15/08...............................     332,067
    325,000   A+      Deutsche Bank Financial LLC, Notes, 5.375% due 3/2/15...................     330,743
                      FleetBoston Financial Corp.:
    300,000   A         Notes, 7.250% due 9/15/05 (a).........................................     335,929
    525,000   A         Sr. Notes, 4.875% due 12/1/06.........................................     559,207
                      International Bank of Reconciliation & Development, Notes:
    725,000   AAA       6.015% due 6/21/04....................................................     767,422
    900,000   AAA       5.000% due 3/28/06....................................................     976,131
                      J.P. Morgan Chase & Co.:
    535,000   A+        Notes, 5.250% due 5/30/07.............................................     574,259
    175,000   A         Sub. Notes, 6.250% due 2/15/11........................................     189,954
  1,150,000   AAA     KFW International Finance Inc., Bank Guaranteed, 5.250% due 6/28/06.....   1,260,562

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
-------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                               Security                                   Value
-------------------------------------------------------------------------------------------------------

Banking -- 2.3% (continued)
                      Northern Trust Co., Sub. Notes:
$   150,000    A+       6.300% due 3/7/11.................................................. $   168,890
    275,000    A1*      4.600% due 2/1/13..................................................     279,460
    445,000    A      U.S. Bancorp, Sr. Notes, 3.950% due 8/23/07..........................     460,483
                                                                                            -----------
                                                                                              7,421,315
                                                                                            -----------

Biotechnology -- 0.1%
    280,000    AA-    Pharmacia Corp., Notes, 5.750% due 12/1/05...........................     306,327
                                                                                            -----------

Chemicals -- 0.3%
    900,000    A      The Dow Chemical Co., Debentures, 5.970% due 1/15/09.................     952,879
                                                                                            -----------

Diversified Financial Services -- 7.1%
  1,100,000    AAA    AIG SunAmerica Global Financing II, Sr. Notes, 7.600% due 6/15/05 (d)   1,231,795
  2,000,000    A+     Boeing Capital Corp., Sr. Notes, 5.400% due 11/30/09 (b).............   2,062,822
                      Credit Suisse First Boston (USA), Inc.:
    275,000    A+       Notes, 6.125% due 11/15/11.........................................     292,974
    750,000    A+       Sr. Notes, 4.625% due 1/15/08......................................     776,756
                      Ford Motor Credit Co.:
  2,325,000    BBB      Bonds, 7.375% due 2/1/11 (b).......................................   2,261,255
                        Notes:
    600,000    BBB       3.228% due 10/25/04...............................................     591,548
    495,000    BBB       7.500% due 3/15/05................................................     512,401
  1,000,000    BBB       7.600% due 8/1/05.................................................   1,037,066
     45,000    BBB       7.250% due 10/25/11...............................................      43,305
                      General Electric Capital Corp., Notes:
  1,085,000    AAA      5.000% due 6/15/07.................................................   1,165,882
    910,000    AAA      6.125% due 2/22/11.................................................   1,003,805
                      General Motors Acceptance Corp.:
    500,000    BBB      Bonds, 1.440% due 8/18/03..........................................     498,277
                        Notes:
  1,300,000    BBB       1.644% due 7/21/03................................................   1,297,624
    415,000    BBB       6.750% due 1/15/06................................................     437,693
    535,000    BBB       7.750% due 1/19/10................................................     567,869
    520,000    BBB       6.875% due 8/28/12................................................     519,114
    250,000    BBB      Sr. Unsub. Notes, 5.850% due 1/14/09...............................     248,422
    775,000    A+     Goldman Sachs Group Inc., Notes, 4.125% due 1/15/08..................     797,366
                      Household Finance Corp.:
                        Notes:
    150,000    A-        6.500% due 1/24/06................................................     163,237
    600,000    A-        6.375% due 10/15/11...............................................     650,832
    575,000    A-       Sr. Notes, 7.200% due 7/15/06......................................     642,693
                      Lehman Brothers Holdings Inc.:
                        Notes:
  3,000,000    A         6.625% due 4/1/04 (b).............................................   3,162,408
    750,000    A         6.250% due 5/15/06................................................     830,109
    200,000    A        Sr. Notes, 4.000% due 1/22/08......................................     204,072
                      Morgan Stanley:
    180,000    A+       Sr. Notes, 5.300% due 3/1/13.......................................     182,854
    485,000    A+       Unsub. Notes, 6.750% due 4/15/11...................................     548,499
    750,000    AA     Principal Life Global Funding I, 5.250% due 1/15/13 (d)..............     770,862
    500,000    AAA    TIAA Global Markets, Sr. Notes, 3.875% due 1/22/08 (d)...............     515,351
                                                                                            -----------
                                                                                             23,016,891
                                                                                            -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
-----------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                            Security                              Value
-----------------------------------------------------------------------------------------------

Diversified Manufacturing -- 0.2%
                      Tyco International Group S.A.:
$   390,000   BBB-      6.375% due 6/15/05.......................................... $  386,100
    140,000   BBB-      6.125% due 11/1/08..........................................    132,300
                        Sr. Notes:
     50,000   BBB-       6.375% due 2/15/06.........................................     49,000
     35,000   BBB-       6.750% due 2/15/11 (a).....................................     33,250
                                                                                     ----------
                                                                                        600,650
                                                                                     ----------

Electric -- 2.8%
  4,000,000   BBB+    Central Maine Power Co., Notes, 7.430% due 8/25/03 (b)........  4,096,324
    225,000   A-      Detroit Edison Co., First Mortgage, 5.050% due 10/1/05........    239,730
                      Dominion Resources Inc.:
    450,000   BBB+      Notes, 4.125% due 2/15/08...................................    456,122
    175,000   BBB+      Sr. Notes, 5.125% due 12/15/09..............................    181,430
    425,000   BBB     DTE Energy Co., Sr. Notes, 6.000% due 6/1/04..................    444,924
    325,000   BBB-    FirstEnergy Corp., Sr. Notes, 5.500% due 11/15/06.............    332,152
  1,000,000   A       Florida Power & Light Co., First Mortgage, 6.000% due 6/1/08..  1,125,951
    120,000   BBB     Oncor Electric Delivery Co., Sr. Notes, 6.375% due 1/15/15 (d)    129,311
    550,000   A       Peco Energy Co., First Mortgage, 5.950% due 11/1/11...........    607,788
                      Progress Energy Inc., Sr. Notes:
    155,000   BBB       6.750% due 3/1/06...........................................    169,685
    400,000   BBB       5.850% due 10/30/08.........................................    430,379
    800,000   BBB     PSE&G Power LLC, Sr. Notes, 7.750% due 4/15/11................    921,134
                                                                                     ----------
                                                                                      9,134,930
                                                                                     ----------

Food -- 0.9%
    695,000   BBB+    General Mills Inc., Notes, 5.125% due 2/15/07.................    740,552
    305,000   BBB     Kellogg Co., Notes, 6.600% due 4/1/11.........................    348,494
                      Kraft Foods Inc., Notes:
    540,000   A-        4.625% due 11/1/06..........................................    573,016
    450,000   A-        5.625% due 11/1/11..........................................    487,779
                      Kroger Co.:
    205,000   BBB-      Notes, 7.800% due 8/15/07...................................    236,921
    250,000   BBB-      Sr. Notes, 6.800% due 4/1/11................................    279,313
    225,000   BBB     Safeway Inc., Sr. Notes, 6.150% due 3/1/06....................    244,982
                                                                                     ----------
                                                                                      2,911,057
                                                                                     ----------

Forestry -- 0.3%
                      Weyerhaeuser Co.:
                        Notes:
    200,000   BBB        5.500% due 3/15/05.........................................    210,725
    250,000   BBB        5.950% due 11/1/08.........................................    269,411
    350,000   BBB       Unsub. Notes, 6.000% due 8/1/06.............................    377,034
                                                                                     ----------
                                                                                        857,170
                                                                                     ----------

Healthcare - Services -- 0.1%
    370,000   A-      WellPoint Health Networks, Inc., Notes, 6.375% due 1/15/12 (a)    410,928
                                                                                     ----------

Household Products -- 0.0%
    150,000   A       Avery Dennison Corp., Notes, 4.875% due 1/15/13...............    154,734
                                                                                     ----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
-------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                                Security                                  Value
-------------------------------------------------------------------------------------------------------

Insurance -- 0.4%
                      MetLife Inc., Sr. Notes:
$   450,000   A         5.250% due 12/1/06.................................................. $  486,798
    490,000   A         6.125% due 12/1/11..................................................    544,719
    300,000   A+      Prudential Insurance Co. of America, Sr. Notes, 6.375% due 7/23/06 (d)    327,903
                                                                                             ----------
                                                                                              1,359,420
                                                                                             ----------

Media -- 1.6%
                      AOL Time Warner Inc.:
    900,000   BBB+      Debentures, 7.700% due 5/1/32.......................................    962,024
                       Notes:
     90,000   BBB+       6.125% due 4/15/06.................................................     94,090
    200,000   BBB+       6.750% due 4/15/11.................................................    209,937
    650,000   BBB+       6.875% due 5/1/12..................................................    686,878
  1,000,000   BBB     Comcast Corp., Sr. Notes, 5.850% due 1/15/10 (b)......................  1,044,714
    735,000   BBB     Lenfest Communications, Inc., Sr. Notes, 8.375% due 11/1/05...........    816,877
                      Time Warner Inc.:
    200,000   BBB+      Debentures, 7.250% due 10/15/17.....................................    209,425
                       Notes:
  1,000,000   BBB+       7.975% due 8/15/04.................................................  1,067,084
    110,000   BBB+       8.110% due 8/15/06.................................................    121,421
                                                                                             ----------
                                                                                              5,212,450
                                                                                             ----------

Multi-National -- 0.2%
    700,000   AAA     European Investment Bank, Notes, 5.625% due 1/24/06...................    768,443
                                                                                             ----------

Oil and Gas Producers -- 0.9%
    755,000   AA+     Atlantic Richfield Co., Debentures, 9.125% due 3/1/11.................    989,826
    350,000   A-      Conoco Funding Co., Notes, 5.450% due 10/15/06........................    381,577
    325,000   A-      Conoco Inc., Sr. Notes, 6.350% due 4/15/09............................    371,214
    180,000   A-      ConocoPhillips, Notes, 8.500% due 5/25/05.............................    204,250
    670,000   BBB+    Norcen Energy Resources Ltd., Debentures, 7.375% due 5/15/06..........    734,175
    125,000   BBB     Occidental Petroleum Corp., Sr. Notes, 6.750% due 1/15/12 (a).........    143,633
    240,000   BBB-    Ocean Energy Inc., Sr. Notes, 4.375% due 10/1/07......................    245,726
                                                                                             ----------
                                                                                              3,070,401
                                                                                             ----------

Pharmaceuticals -- 1.0%
                      Bristol-Myers Squibb & Co., Notes:
     75,000   AA        4.750% due 10/1/06..................................................     79,689
    185,000   AA        5.750% due 10/1/11..................................................    201,359
  2,825,000   AAA     Merck & Co. Inc., Notes, 5.760% due 5/3/37............................  3,093,375
                                                                                             ----------
                                                                                              3,374,423
                                                                                             ----------

Real Estate Investment Trusts -- 0.8%
                      Avalonbay Communities Inc., Notes:
    225,000   BBB+      5.000% due 8/1/07...................................................    232,963
    400,000   BBB+      6.125% due 11/1/12..................................................    428,554
                      EOP Operating L.P.:
    950,000   BBB+      Notes, 7.375% due 11/15/03..........................................    987,155
    175,000   BBB+      Sr. Notes, 7.000% due 7/15/11.......................................    197,263
    650,000   BBB+    Equity Residential, Sr. Notes, 6.625% due 3/15/12 (a).................    725,423
                                                                                             ----------
                                                                                              2,571,358
                                                                                             ----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
--------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                                Security                                   Value
--------------------------------------------------------------------------------------------------------

Retail -- 0.4%
                      Sears Roebuck Acceptance Corp.:
                        Notes:
$   165,000   BBB+       6.750% due 8/15/11................................................. $   160,724
    325,000   BBB+       6.700% due 4/15/12.................................................     313,350
    100,000   BBB+      Unsub. Notes, 6.250% due 5/1/09.....................................      97,572
    510,000   AA      Wal-Mart Stores Inc., Sr. Notes, 6.875% due 8/10/09...................     606,126
                                                                                             -----------
                                                                                               1,177,772
                                                                                             -----------

Telecommunications -- 3.1%
    225,000   AA-     Ameritech Capital Funding Corp., Unsub. Notes, 6.250% due 5/18/09.....     247,147
    276,000   BBB     AT&T Broadband Corp., 8.375% due 3/15/13..............................     329,763
                      AT&T Corp.:
     27,000   BBB+      Notes, 6.000% due 3/15/09 (a).......................................      27,175
  1,000,000   BBB+      Sr. Notes, 8.500% due 11/15/31 (b)..................................   1,085,172
    175,000   A+      BellSouth Capital Funding Corp., Debentures, 6.040% due 11/15/26......     195,152
  2,500,000   A-      British Telecom PLC, Notes, 2.705% due 12/15/03.......................   2,511,650
    115,000   BBB+    Deutsche Telekom International Finance BV, 8.500% due 6/15/10.........     134,194
                      France Telecom, Notes:
    700,000   BBB-      4.160% due 3/14/03..................................................     700,062
    600,000   BBB-      8.700% due 3/1/06...................................................     676,176
    270,000   CCC+    Qwest Communications International Inc., Sr. Notes, 7.500% due 11/1/08     228,150
    280,000   AA-     SBC Communications, Inc., Notes, 6.250% due 3/15/11...................     312,365
                      Sprint Capital Corp.:
  1,300,000   BBB-      6.000% due 1/15/07..................................................   1,231,750
    750,000   BBB-      Notes, 8.375% due 3/15/12...........................................     755,625
                      Verizon Global Funding Corp.:
    300,000   A+        Sr. Notes, 6.125% due 6/15/07 (a)...................................     331,142
    130,000   A+        Sr. Unsub. Notes, 7.250% due 12/1/10................................     151,589
    440,000   A+      Verizon New England Inc., Sr. Notes, 6.500% due 9/15/11...............     496,199
    275,000   A+      Verizon New Jersey Inc., Debentures, 5.875% due 1/17/12...............     298,255
                      WorldCom, Inc., Notes:
    270,000   NR        7.375% due 1/15/06 (d)(e)...........................................      61,088
    500,000   NR        8.250% due 5/15/10 (a)(e)...........................................     113,125
                                                                                             -----------
                                                                                               9,885,779
                                                                                             -----------

Transportation -- 0.6%
                      Burlington Northern Santa Fe Corp., Notes:
    300,000   BBB+      7.875% due 4/15/07..................................................     351,779
    200,000   BBB+      5.900% due 7/1/12...................................................     221,193
    583,768   A+      FedEx Corp., Pass-Through Certificates, 6.720% due 1/15/22............     632,253
    500,000   BBB     Norfolk Southern Corp., Notes, 7.050% due 5/1/37......................     582,042
                                                                                             -----------
                                                                                               1,787,267
                                                                                             -----------

Yankee -- 0.2%
    700,000   BBB-    United Mexican States, Notes, 8.375% due 1/14/11......................     793,100
                                                                                             -----------
                      TOTAL CORPORATE BONDS AND NOTES
                      (Cost -- $75,321,033).................................................  78,876,530
                                                                                             -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
-----------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(c)                                        Security                                           Value
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND INVESTMENTS -- 0.4%
$  375,000   BBB+    California State Department of Water Resources, Power Supply System Revenue, Series E,
                      3.585% due 5/1/04.................................................................... $   382,050
 1,000,000   AAA     Houston, TX ISD, Series A, 4.750% due 2/15/26.........................................     994,440
                                                                                                            -----------
                     TOTAL MUNICIPAL BOND INVESTMENTS
                     (Cost -- $1,322,379)..................................................................   1,376,490
                                                                                                            -----------
MORGAGE-BACKED SECURITIES -- 34.3%

Federal Home Loan Mortgage Corporation (FHLMC) -- 3.7%
                     Gold:
 5,000,000             5.500% due 3/18/03 (f)..............................................................   5,210,940
   500,000             5.500% due 5/14/03 (f)..............................................................     507,813
 1,074,182             6.000% due 3/1/16 - 6/1/16..........................................................   1,127,626
   872,759             5.500% due 4/1/17...................................................................     910,978
 4,062,352             6.500% due 7/1/14 - 7/1/32..........................................................   4,264,290
                                                                                                            -----------
                                                                                                             12,021,647
                                                                                                            -----------

Federal National Mortgage Association (FNMA) -- 5.6%
 4,000,000           5.000% due 3/18/03 (f)................................................................   4,116,248
   100,000           5.500% due 3/18/03 (f)................................................................     104,187
   500,000           6.500% due 4/14/03 (f)................................................................     522,187
 1,830,298           6.225% due 7/1/08.....................................................................   2,032,835
 2,708,027           5.500% due 12/1/08 - 4/1/17...........................................................   2,850,737
   118,656           6.000% due 3/1/11 - 4/1/17............................................................     132,183
   888,501           7.000% due 9/1/26.....................................................................     943,109
 4,174,876           6.500% due 5/1/08 - 10/1/27...........................................................   4,429,882
   417,484           7.197% due 1/1/30.....................................................................     435,644
   471,124           6.774% due 3/1/30.....................................................................     486,798
 1,836,032           6.421% due 4/1/40.....................................................................   1,921,620
                                                                                                            -----------
                                                                                                             17,975,430
                                                                                                            -----------

Government National Mortgage Association (GNMA) -- 2.6%
                     GNMA I:
 2,000,000             6.500% due 3/20/03 (f)..............................................................   2,106,876
   163,637             8.000% due 7/15/30..................................................................     177,475
   492,653             9.000% due 7/15/30 - 9/15/30........................................................     538,480
   717,697             8.500% due 4/15/30 - 11/15/30.......................................................     779,397
 2,568,776             6.500% due 6/15/08 - 11/15/31.......................................................   2,731,255
                     GNMA II:
   745,840             5.375% due 2/20/26..................................................................     763,969
   487,255             5.625% due 10/20/27.................................................................     500,202
    33,958             8.000% due 3/20/30..................................................................      36,592
   766,815             5.000% due 5/20/30..................................................................     788,748
                                                                                                            -----------
                                                                                                              8,422,994
                                                                                                            -----------

Collateralized Mortgage Obligation (CMO) -- 22.4%
   505,695           BA Mortgage Securities, Inc., 6.500% due 7/25/13......................................     509,339
                     Bear Stearns Adjustable Rate Mortgage Trust:
 1,846,172             5.917% due 8/25/32..................................................................   1,870,372
 1,479,107             6.035% due 10/25/32 (b).............................................................   1,528,581
   979,039             5.677% due 2/25/33..................................................................   1,002,292
   742,019           Capco America Securitization Corp., 5.860% due 10/15/30...............................     799,586
   161,083           Capital Asset Research Funding L.P., 5.905% due 12/15/05..............................     160,535
 1,000,000           Capital Auto Receivables Asset Trust, 3.580% due 10/16/06.............................   1,033,400

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
---------------------------------------------------------------------------------------------

   Face
  Amount                                   Security                                  Value
---------------------------------------------------------------------------------------------

Collateralized Mortgage Obligation (CMO) -- 22.4% (continued)
$ 2,000,000 Chase Commercial Mortgage Securities Corp., 7.370% due 6/19/29........ $2,280,640
    783,646 Chase Mortgage Finance Corp., 6.500% due 9/25/09......................    787,036
    333,782 CMC Securities Corp. III, 5.250% due 2/25/09..........................    335,243
  1,256,359 Countrywide Home Loans, 6.500% due 8/25/32............................  1,271,127
            CS First Boston Mortgage Securities Corp.:
    335,447   6.500% due 4/25/16..................................................    345,316
    640,000   7.290% due 9/15/41..................................................    751,210
            Fannie Mae:
  3,705,003   7.000% due 4/25/24..................................................  3,948,030
    735,339   1.786% due 10/25/30.................................................    750,440
  2,252,391   6.500% due 5/25/31..................................................  2,372,927
  1,258,485   1.740% due 5/18/32..................................................  1,257,371
            Fannie Mae Grantor Trust:
  1,166,910   6.062% due 1/25/28..................................................  1,190,957
    660,864   3.310% due 2/25/32..................................................    661,830
  1,000,000 Ford Credit Auto Owner Trust, 6.770% due 10/15/04.....................  1,035,280
            Freddie Mac:
  3,000,000   6.500% due 8/15/17..................................................  3,170,526
  1,420,284   6.500% due 2/15/30..................................................  1,465,439
    600,000 G-Wing Ltd., 3.982% due 11/6/11.......................................    594,000
            GE Capital Mortgage Services Inc.:
    981,829   6.500% due 12/25/23.................................................  1,002,684
    176,583   7.000% due 12/25/23.................................................    177,382
            Government National Mortgage Association (GNMA):
  2,110,000   8.000% due 12/20/14.................................................  2,155,516
  1,125,939   1.890% due 12/16/25.................................................  1,132,906
  1,129,104   1.740% due 3/16/32..................................................  1,131,387
  1,437,889   6.426% due 7/16/42..................................................  1,496,683
    675,000 Green Tree Financial Corp., 6.970% due 5/1/31.........................    689,215
    300,000 GS Mortgage Securities Corp. II, 6.624% due 5/3/18....................    334,307
    872,644 LB Commercial Conduit Mortgage Trust, 7.105% due 10/15/32.............    963,810
  1,348,098 LB-UBS Commercial Mortgage Trust, 6.410% due 12/15/19.................  1,485,440
    825,000 MBNA Master Credit Card Trust USA, 7.800% due 10/15/12................    998,552
  1,135,000 Merrill Lynch Mortgage Investors, Inc., 6.540% due 12/10/29...........  1,276,949
    700,000 Nissan Auto Receivables Owner Trust, 5.350% due 10/15/06..............    732,246
    358,056 Residential Funding Mortgage Securities, Inc., 7.000% due 10/25/27 (b)    359,390
    478,429 Ryland Mortgage Securities Corp., 4.886% due 10/25/31.................    486,889
            Small Business Investment Cos.:
  5,982,118   7.540% due 8/10/09 (b)..............................................  6,866,202
  6,205,351   8.017% due 2/10/10 (b)..............................................  7,252,575
  3,383,983   7.452% due 9/1/10 (b)...............................................  3,871,846
  2,500,000   Participation Certificates, 5.080% due 11/1/22......................  2,585,551
            Structured Asset Securities Corp.:
    925,000   3.357% due 4/25/31..................................................    899,276
    443,108   5.800% due 9/25/31..................................................    449,283
    772,907   6.150% due 7/25/32..................................................    798,623
  1,175,000 Toyota Auto Receivables Owner Trust, 7.210% due 4/15/07...............  1,223,972
  1,705,757 United Mortgage Securities Corp., 4.649% due 6/25/32..................  1,730,301

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
------------------------------------------------------------------------------------------------------------------------------

    Face
   Amount                                                        Security                                            Value
------------------------------------------------------------------------------------------------------------------------------

Collateralized Mortgage Obligation (CMO) -- 22.4% (continued)
             Washington Mutual, Inc.:
$  1,707,874   6.484% due 10/19/39.............................................................................. $   1,731,443
   1,724,435   MSC Mortgage Pass-Through Certificates, 6.311% due 7/25/32.......................................     1,764,202
                                                                                                                 -------------
                                                                                                                    72,718,107
                                                                                                                 -------------
             TOTAL MORTGAGE-BACKED SECURITIES
             (Cost -- $105,532,929).............................................................................   111,138,178
                                                                                                                 -------------
             SUB-TOTAL INVESTMENTS
             (Cost -- $266,297,976).............................................................................   279,956,691
                                                                                                                 -------------
SHORT-TERM INVESTMENTS -- 13.7%
COMMERCIAL PAPER -- 5.6%
             HBOS Treasury Services PLC:
     500,000   1.280% due 4/2/03................................................................................       499,431
   7,500,000   1.290% due 4/14/03...............................................................................     7,488,175
   6,000,000 Lloyds Bank PLC, 1.250% due 5/27/03................................................................     5,981,875
   2,400,000 Svenska Handelsbanken AB, 1.250% due 5/13/03.......................................................     2,393,917
             UBS Finance Delaware LLC:
   1,200,000   1.250% due 4/9/03................................................................................     1,198,375
     500,000   1.280% due 4/9/03................................................................................       499,307
                                                                                                                 -------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $18,061,080)..............................................................................    18,061,080
                                                                                                                 -------------
U.S. TREASURY BILLS -- 0.1%
     310,000 U.S. Treasury Bills, 1.145% due 5/8/03 (Cost -- $309,330)..........................................       309,330
                                                                                                                 -------------
REPURCHASE AGREEMENTS -- 8.0%
  23,240,000 Merrill Lynch & Co., Inc., 1.270% due 3/3/03; Proceeds at maturity -- $23,242,460;
              (Fully collateralized by U.S. Treasury Notes and Bonds, 6.250% to 11.750% due
              2/15/10 to 5/15/30; Market value -- $23,704,800)..................................................    23,240,000
   2,652,000 State Street Bank and Trust Co., 1.270% due 3/3/03; Proceeds at maturity -- $2,652,281;
              (Fully collateralized by U.S. Treasury Bonds, 9.250% due 2/15/16; Market value -- $2,709,756).....     2,652,000
                                                                                                                 -------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $25,892,000)..............................................................................    25,892,000
                                                                                                                 -------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost -- $44,262,410)..............................................................................    44,262,410
                                                                                                                 -------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $310,560,386**)........................................................................... $ 324,219,101
                                                                                                                 =============

--------
(a) All or a portion of this security is on loan (See Note 14).
(b) All or a portion of this security is segregated for either open futures contracts or open purchase commitments.
(c) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Security is currently in default.
(f) Security is traded on a "to-be-announced" basis (See Note 11).
 ** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 78 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.

          Schedule of Options Written
          February 28, 2003 (unaudited)

Intermediate Fixed Income Investments
---------------------------------------------------------------------------

Contracts            Security             Expiration Strike Price   Value
---------------------------------------------------------------------------
   38     Euro Dollar Call...............    6/03      $ 98.75    $ (9,975)
   43     U.S. Treasury 10 Year Note Call    5/03       116.00     (57,109)
                                                                  --------
          TOTAL OPTIONS WRITTEN
          (Premiums received -- $40,265).                         $(67,084)
                                                                  ========


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Long-Term Bond Investments
-------------------------------------------------------------------------------------------------

   Face
  Amount                                        Security                                 Value
-------------------------------------------------------------------------------------------------
U. S. GOVERNMENT OBLIGATIONS -- 46.6%

U. S. Government Obligations -- 46.6%
                     U.S. Treasury Notes:
$   90,000             4.375% due 8/15/12 (a)(b)..................................... $    95,115
   220,000             4.000% due 11/15/12 (a).......................................     225,732
   160,000             3.875% due 2/15/13............................................     162,406
                     U.S. Treasury Bonds:
 1,170,000             5.250% due 11/15/28 (a)(b)....................................   1,247,514
 6,970,000             6.125% due 8/15/29 (a)(b).....................................   8,345,760
   200,000             6.250% due 5/15/30 (b)........................................     243,899
   978,000             5.375% due 2/15/31 (a)(b).....................................   1,084,625
 1,700,000             Stripped Principal Payment only, zero coupon due 8/15/26 (b)..     508,915
 4,600,000             Stripped Principal Payment only, zero coupon due 11/15/26 (b).   1,356,333
                                                                                      -----------
                     TOTAL U.S. GOVERNMENT OBLIGATIONS
                     (Cost -- $12,164,032)...........................................  13,270,299
                                                                                      -----------

   Face
  Amount   Rating(c)
---------- ---------
CORPORATE BONDS AND NOTES -- 50.7%

Aerospace/Defense -- 3.1%
   300,000   A+      The Boeing Co., Debentures, 7.250% due 6/15/25..................     341,488
   150,000   BBB     Lockheed Martin Corp., Bonds, 8.500% due 12/1/29................     200,733
   150,000   BBB-    Northrop Grumman Corp., 7.750% due 2/15/31......................     184,280
   130,000   BBB-    Raytheon Co., Debentures, 7.200% due 8/15/27....................     146,158
                                                                                      -----------
                                                                                          872,659
                                                                                      -----------

Agriculture -- 1.0%
   150,000   A-      Altria Group, Inc., Debentures, 7.750% due 1/15/27..............     170,539
   120,000   BBB-    R.J. Reynolds Tobacco Holdings, Inc., 7.250% due 6/1/12.........     127,780
                                                                                      -----------
                                                                                          298,319
                                                                                      -----------

Auto Manufacturers -- 2.3%
   200,000   BBB+    DaimlerChrysler N.A. Holding Corp., 8.500% due 1/18/31 (a)......     244,995
   500,000   BBB     Ford Motor Co., Notes, 7.450% due 7/16/31.......................     421,560
                                                                                      -----------
                                                                                          666,555
                                                                                      -----------

Auto Parts and Equipment -- 0.3%
    60,000   BBB-    TRW Inc., Debentures, 7.750% due 6/1/29.........................      73,003
                                                                                      -----------

Banks -- 3.7%
   300,000   A-      Bank One Corp., Sub. Debentures, 8.000% due 4/29/27 (a).........     383,522
   120,000   A       J.P. Morgan Chase & Co., Sub. Notes, 5.750% due 1/2/13..........     125,705
    80,000   A-      Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (d).....      95,475
   400,000   A+      Wells Fargo Bank N.A., Sub. Notes, 6.450% due 2/1/11............     457,000
                                                                                      -----------
                                                                                        1,061,702
                                                                                      -----------

Beverages -- 2.1%
   200,000   A+      Anheuser-Busch Cos., Inc., Debentures, 6.500% due 2/1/43........     229,472
   300,000   A-      The Pepsi Bottling Group, Inc., Sr. Notes, 7.000% due 3/1/29....     357,378
                                                                                      -----------
                                                                                          586,850
                                                                                      -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Long-Term Bond Investments
---------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(c)                              Security                                 Value
---------------------------------------------------------------------------------------------------

Chemicals -- 0.5%
$  140,000   A       The Dow Chemical Co., Debentures, 7.375% due 11/1/29.............. $   148,840
                                                                                        -----------

Computers -- 1.4%
   110,000   A-      Electronic Data Systems Corp., Notes, 7.450% due 10/15/29.........     105,957
                     International Business Machines Corp., Debentures:
   150,000   A+        6.500% due 1/15/28..............................................     167,445
   100,000   A+        7.000% due 10/30/45.............................................     118,057
                                                                                        -----------
                                                                                            391,459
                                                                                        -----------

Diversified Financial Services -- 6.2%
   160,000   A       Bear Stearns & Co. Inc., Notes, 5.700% due 11/15/14...............     169,138
    60,000   A       CIT Group Inc., Sr. Notes, 7.750% due 4/2/12 (a)..................      68,660
    30,000   A+      Credit Suisse First Boston USA Inc., Notes, 6.500% due 1/15/12....      32,738
   440,000   AAA     General Electric Capital Corp., Notes, 6.750% due 3/15/32.........     503,462
   280,000   BBB     General Motors Acceptance Corp., Notes, 7.250% due 3/2/11.........     287,053
    80,000   A+      The Goldman Sachs Group, Inc., Notes, 6.125% due 2/15/33..........      80,765
                     Household Finance Corp.:
   200,000   A-        Bonds, 7.350% due 11/27/32......................................     233,317
    50,000   A-        Notes, 6.375% due 11/27/12......................................      54,837
    90,000   A+      Merrill Lynch & Co., Inc., Notes, 6.000% due 2/17/09..............     100,016
                     Morgan Stanley, Notes:
    30,000   A+        6.600% due 4/1/12...............................................      33,580
   200,000   A+        5.300% due 3/1/13...............................................     203,171
                                                                                        -----------
                                                                                          1,766,737
                                                                                        -----------

Electric -- 2.0%
   100,000   A-      Commonwealth Edison Co., First Mortgage, 6.150% due 3/15/12 (d)...     112,864
    30,000   A-      Detroit Edison Co., Secured Notes, 6.350% due 10/15/32............      33,444
   160,000   BBB+    Dominion Resources, Inc., Sr. Notes, 6.750% due 12/15/32..........     172,007
   170,000   BBB-    FirstEnergy Corp., Notes, 7.375% due 11/15/31.....................     171,619
    70,000   BBB     OnCor Electric Delivery Co., Secured Notes, 7.250% due 1/15/33 (d)      76,520
                                                                                        -----------
                                                                                            566,454
                                                                                        -----------

Environmental Control -- 1.0%
                     Waste Management Inc.:
    50,000   BBB       7.750% due 5/15/32..............................................      58,086
    50,000   BBB       Notes, 7.100% due 8/1/26........................................      53,428
                       Sr. Notes:
    20,000   BBB        7.375% due 8/1/10..............................................      22,796
   150,000   BBB        7.000% due 7/15/28.............................................     158,567
                                                                                        -----------
                                                                                            292,877
                                                                                        -----------

Food -- 0.8%
    20,000   BBB     Kellogg Co., Debentures, 7.450% due 4/1/31........................      24,789
   200,000   A+      Unilever Capital Corp., 5.900% due 11/15/32.......................     210,895
                                                                                        -----------
                                                                                            235,684
                                                                                        -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Long-Term Bond Investments
-----------------------------------------------------------------------------------------------

  Face
 Amount   Rating(c)                            Security                                Value
-----------------------------------------------------------------------------------------------

Forest Products and Paper -- 0.9%
$  80,000   BBB     MeadWestvaco Corp., 6.800% due 11/15/32........................ $    84,941
                    Weyerhaeuser Co.:
   90,000   BBB       Debentures, 7.375% due 3/15/32...............................     100,796
   60,000   BBB       Notes, 6.750% due 3/15/12....................................      66,377
                                                                                    -----------
                                                                                        252,114
                                                                                    -----------

Insurance -- 1.8%
  500,000   A+      Loews Corp., Sr. Notes, 7.625% due 6/1/23......................     514,010
                                                                                    -----------

Media -- 3.6%
                    AOL Time Warner Inc.:
  250,000   BBB+      7.625% due 4/15/31...........................................     264,779
  140,000   BBB+      7.700% due 5/1/32............................................     149,648
   40,000   BBB     Comcast Corp., 6.500% due 1/15/15..............................      42,419
  300,000   BBB-    News America Holdings, 8.150% due 10/17/36.....................     337,754
  100,000   BBB     TCI Communications Inc., Sr. Notes, 7.125% due 2/15/28.........     100,226
  100,000   A-      Viacom Inc., 7.875% due 7/30/30................................     127,395
                                                                                    -----------
                                                                                      1,022,221
                                                                                    -----------

Miscellaneous Manufacturer -- 1.2%
  370,000   BBB-    Tyco International Group S.A., 6.875% due 1/15/29..............     331,520
                                                                                    -----------

Oil and Gas -- 2.4%
  200,000   BBB+    Anadarko Finance Co., 7.500% due 5/1/31........................     243,186
  210,000   A-      ConocoPhillips, Sr. Notes, 6.950% due 4/15/29..................     240,862
  160,000   BBB     Devon Energy Corp., Debentures, 7.950% due 4/15/32.............     195,623
                                                                                    -----------
                                                                                        679,671
                                                                                    -----------

Pharmaceuticals -- 1.0%
  140,000   AA      Eli Lilly & Co., Notes, 7.125% due 6/1/25......................     170,720
   50,000   AAA     Merck & Co., Inc., Debentures, 5.950% due 12/1/28..............      54,125
   70,000   AAA     Pfizer Inc., Notes, 4.650% due 3/1/18..........................      71,069
                                                                                    -----------
                                                                                        295,914
                                                                                    -----------

Pipelines -- 2.6%
  120,000   CCC+    Dynegy Holdings Inc., Sr. Notes, 8.750% due 2/15/12 (a)........      73,800
                    El Paso Corp., Sr. Notes:
  310,000   B         7.800% due 8/1/31 (a)........................................     211,344
   50,000   B         7.750% due 1/15/32 (a).......................................      34,088
   20,000   B+      Southern Natural Gas Co., Notes, 8.000% due 3/1/32.............      18,157
  280,000   A-      Texas Eastern Transmission, L.P., Sr. Notes, 7.000% due 7/15/32     292,360
  150,000   B       The Williams Cos., Inc., Debentures, 7.500% due 1/15/31........     114,000
                                                                                    -----------
                                                                                        743,749
                                                                                    -----------

Retail -- 0.8%
                    Target Corp., Debentures:
   80,000   A+        7.000% due 7/15/31...........................................      92,346
  120,000   A+        6.350% due 11/1/32...........................................     128,478
                                                                                    -----------
                                                                                        220,824
                                                                                    -----------

Savings and Loans -- 0.4%
  120,000   BBB+    Washington Mutual Bank FA, Sub. Notes, 5.500% due 1/15/13......     127,348
                                                                                    -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Long-Term Bond Investments
-----------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(c)                                        Security                                           Value
-----------------------------------------------------------------------------------------------------------------------

Sovereign -- 3.6%
                     Quebec Province, Debentures:
$  330,000   A+        7.125% due 2/9/24................................................................... $   401,117
   270,000   A+        7.500% due 9/15/29..................................................................     351,108
   210,000   BBB-    United Mexican States, Bonds, 11.500% due 5/15/26 (a).................................     289,013
                                                                                                            -----------
                                                                                                              1,041,238
                                                                                                            -----------

Telecommunications -- 6.7%
   190,000   BBB+    AT&T Corp., Sr. Notes, 8.500% due 11/15/31............................................     206,183
   100,000   BBB     AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31.............................     106,596
   200,000   A+      BellSouth Corp., Notes, 6.875% due 10/15/31...........................................     230,017
    70,000   A-      British Telecom PLC, Bonds, 8.875% due 12/15/30.......................................      90,753
   120,000   BBB+    Deutsche Telekom International Finance B.V., Bonds, 9.250% due 6/1/32.................     155,334
   500,000   A+      New York Telephone Co., Debentures, 6.700% due 11/1/23................................     534,529
   150,000   CCC+    Qwest Capital Funding Inc., 7.750% due 2/15/31........................................      99,000
   200,000   BBB-    Sprint Capital Corp., 8.750% due 3/15/32..............................................     194,000
   200,000   BB+     TCI Communications Financing III, 9.650% due 3/31/27..................................     207,298
   340,000   NR      WorldCom Inc. -- WorldCom Group, Bonds, 8.250% due 5/15/31 (e)........................      76,925
                                                                                                            -----------
                                                                                                              1,900,635
                                                                                                            -----------

Transportation -- 1.3%
   200,000   BBB     Norfolk Southern Corp., Sr. Notes, 7.250% due 2/15/31.................................     233,226
   120,000   BBB     Union Pacific Corp., Debentures, 6.625% due 2/1/29....................................     135,138
                                                                                                            -----------
                                                                                                                368,364
                                                                                                            -----------
                     TOTAL CORPORATE BONDS AND NOTES
                     (Cost -- $13,799,965).................................................................  14,458,747
                                                                                                            -----------
                     SUB-TOTAL INVESTMENTS
                     (Cost -- $25,963,997).................................................................  27,729,046
                                                                                                            -----------

   Face
  Amount
-----------
SHORT-TERM INVESTMENTS -- 2.7%
COMMERCIAL PAPER -- 0.8%
   225,000           Federal National Mortgage Association, zero coupon due 10/22/03 (Cost -- $223,208)....     223,208
                                                                                                            -----------
REPURCHASE AGREEMENT -- 1.9%
   544,000           Merrill Lynch & Co., Inc., 1.270% due 3/3/03; Proceeds at maturity -- $544,058; (Fully collateralized by U.S. Treasury Bonds, 6.250% to 11.750% due 2/15/10 to 5/15/30;
                      Market value -- $554,883) (Cost -- $544,000).........................................     544,000
                                                                                                            -----------
                     TOTAL SHORT-TERM INVESTMENTS
                     (Cost -- $767,208)....................................................................     767,208
                                                                                                            -----------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $26,731,205**)............................................................... $28,496,254
                                                                                                            ===========

--------
(a) All or a portion of this security is on loan (See Note 14).
(b) All or a portion of this security is segregated as collateral for open futures contracts commitments and open option contracts.
(c) All rating are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Security is currently in default.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 78 for definitions of ratings.

                      See Notes to Financial Statements.

          Schedule of Options Written
          February 28, 2003 (unaudited)

Long-Term Bond Investments
--------------------------------------------------------------------------

Contracts            Security            Expiration Strike Price   Value
--------------------------------------------------------------------------
13        U.S. Treasury Bond Call.......    6/03        $114     $ (1,625)
13        U.S. Treasury Bond Put........    6/03         102      (35,547)
                                                                 --------
          TOTAL OPTIONS WRITTEN
          (Premiums received -- $28,901)                         $(37,172)
                                                                 ========

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Municipal Bond Investments
---------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                             Security                                                Value
---------------------------------------------------------------------------------------------------------------------------------

Arizona -- 3.9%
$1,000,000   Aaa*    Arizona Student Loan Acquisition Authority Revenue, Series A-1, 5.650% due 5/1/14............... $ 1,081,520
                                                                                                                      -----------

District of Columbia -- 4.2%
 1,075,000   AAA     Metropolitan Washington D.C. Airport Authority System, Series D, FSA-Insured, 5.375% due 10/1/18   1,150,056
                                                                                                                      -----------

Florida -- 3.9%
 1,000,000   AAA     Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, 5.250% due 7/1/20.....   1,069,420
                                                                                                                      -----------

Hawaii -- 4.1%
 1,000,000   AA-     Maui County, HI GO, Series A, 5.500% due 3/1/15.................................................   1,122,040
                                                                                                                      -----------

Illinois -- 7.8%
 1,000,000   AAA     Chicago, IL Board of Education GO, School Reform Board, Series A, FGIC-Insured,
                      5.250% due 12/1/20 ............................................................................   1,105,150
 1,000,000   Aa2*    Illinois State GO, First Series, 5.375% due 8/1/25 .............................................   1,043,660
                                                                                                                      -----------
                                                                                                                        2,148,810
                                                                                                                      -----------

Indiana -- 12.1%
 1,000,000   Aaa*    Allen County, IN Public Library Building Corp., MBIA-Insured, 5.000% due 1/15/17................   1,060,150
 1,200,000   A+      Indiana Bond Bank Special Project-Hendricks, Series B, 6.125% due 2/1/17 .......................   1,271,040
 1,000,000   AA-     Indiana Health Facility Financing Authority, Hospital Revenue, Series A, 5.750% due 9/1/15 .....   1,025,770
                                                                                                                      -----------
                                                                                                                        3,356,960
                                                                                                                      -----------

Iowa -- 5.2%
 1,250,000   AAA     Des Moines, IA Public Parking System Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13.........   1,426,688
                                                                                                                      -----------

Michigan -- 4.1%
 1,000,000   AAA     Michigan State House of Representatives, Certificate of Participation, AMBAC-Insured,
                      5.250% due 8/15/14 ............................................................................   1,131,550
                                                                                                                      -----------

Minnesota -- 2.8%
   750,000   AAA     Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Pre-Refunded, Series A,
                      (Escrowed with U.S. government securities to 1/1/17 Call @ 100), 5.750% due 1/1/18 ............     774,232
                                                                                                                      -----------

Nevada -- 4.7%
 1,220,000   AAA     University of Nevada, University Revenue, Community College System, FSA-Insured,
                      5.250% due 7/1/16..............................................................................   1,314,294
                                                                                                                      -----------

New York -- 8.4%
 1,000,000   AAA     New York, NY GO, Series F, MBIA-Insured, 5.250% due 8/1/15......................................   1,074,480
 1,100,000   AAA     New York State Urban Development Corporate Revenue, Series A, 5.250% due 1/1/14 ................   1,238,303
                                                                                                                      -----------
                                                                                                                        2,312,783
                                                                                                                      -----------

North Carolina -- 3.8%
 1,000,000   AAA     Johnston County, NC GO, FGIC-Insured, 5.000% due 6/1/21.........................................   1,059,280
                                                                                                                      -----------

Ohio -- 1.0%
   280,000   A+      Cuyahoga County, OH Hospital Revenue, 1.250% due 1/1/26+........................................     280,000
                                                                                                                      -----------

Oklahoma -- 3.7%
 1,000,000   AAA     Oklahoma City, OK Airport Trust, Series A, FSA-Insured, 5.250% due 7/1/21 ......................   1,029,930
                                                                                                                      -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Municipal Bond Investments
------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                           Security                                               Value
------------------------------------------------------------------------------------------------------------------------------

Pennsylvania -- 7.6%
$1,000,000   AAA     Norwin, PA School District, Series A, MBIA-Insured, 5.000% due 4/1/21 ....................... $ 1,036,240
 1,000,000   AAA     Pittsburgh, PA GO, Series A, AMBAC-Insured, 5.125% due 9/1/18 ...............................   1,070,200
                                                                                                                   -----------
                                                                                                                     2,106,440
                                                                                                                   -----------

Rhode Island -- 3.3%
   900,000   A+      Rhode Island State Health & Development Building Corp. Revenue, 1.100% due 9/1/32+...........     900,000
                                                                                                                   -----------

Texas -- 11.6%
 1,000,000   AAA     Grapevine, TX GO, FGIC-Insured, 5.700% due 8/15/16...........................................   1,132,560
   980,000   AAA     Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Series A,
                       GNMA/FNMA-Insured, 6.200% due 7/1/19.......................................................   1,032,254
 1,000,000   AAA     University of North Texas, University Revenue, FGIC-Insured, 5.000% due 4/15/18..............   1,056,130
                                                                                                                   -----------
                                                                                                                     3,220,944
                                                                                                                   -----------

Washington -- 3.8%
 1,000,000   AAA     Washington State, MBIA-Insured, 5.000% due 1/1/17............................................   1,058,410
                                                                                                                   -----------

Wisconsin -- 4.0%
 1,000,000   Aaa*    Sun Prairie, WI Area School District GO, FGIC-Insured, 5.625% due 4/1/16.....................   1,110,910
                                                                                                                   -----------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $25,895,651**)...................................................................... $27,654,267
                                                                                                                   ===========

--------
(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
+ Rate shown reflects current rate on instruments with variable or step coupon rates.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 78 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Mortgage Backed Investments
--------------------------------------------------------------------

   Face
  Amount                     Security                      Value
--------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 75.3%

Federal Home Loan Mortgage Corporation (FHLMC) -- 30.4%
$    82,830     10.000% due 4/1/09 - 10/1/09........... $     92,814
     36,557     10.250% due 5/1/09 - 2/1/10............       41,044
     92,763     9.000% due 12/1/04 - 7/1/11............       99,246
     36,811     11.500% due 10/1/15....................       43,104
     12,315     7.500% due 7/1/16......................       13,223
    209,023     9.500% due 10/1/08 - 8/1/16............      224,777
  4,664,578     15.984% due 3/15/17 (a)................    5,716,055
    412,432     8.000% due 8/1/08 - 6/1/17.............      450,375
    815,408     8.500% due 12/1/06 - 7/1/17............      888,379
                Gold:
     24,724      9.500% due 4/1/10.....................       26,576
  3,620,900      6.000% due 6/1/17 (a).................    3,800,236
    190,913      8.500% due 9/1/08 - 2/1/18............      206,986
  3,000,000      6.000% due 3/1/18 (b).................    3,147,186
  4,000,000      6.500% due 3/1/18 (b)(c)..............    4,236,248
  2,222,503      7.500% due 12/1/12 - 5/1/25...........    2,385,106
  1,391,353      8.000% due 5/1/06 - 12/1/26...........    1,514,927
  3,084,667      7.000% due 5/1/12 - 9/1/28 (a)........    3,271,238
  8,604,525      6.500% due 2/1/11 - 11/1/31 (a).......    9,032,553
  7,750,000      6.000% due 3/1/33 (b)(c)..............    8,064,844
                                                        ------------
                                                          43,254,917
                                                        ------------

Federal National Mortgage Association (FNMA) -- 27.0%
     49,990     10.750% due 10/1/12....................       56,297
      6,831     12.500% due 6/1/15.....................        7,457
    218,076     8.500% due 6/1/06 - 6/1/17.............      233,459
  5,000,000     5.000% due 3/1/18 (b)..................    5,145,310
    179,295     9.000% due 10/1/05 - 3/1/18............      193,813
      5,469     10.000% due 1/1/21.....................        6,264
     96,408     9.500% due 11/1/09 - 11/1/21...........      105,553
    581,974     8.000% due 1/1/05 - 12/1/22............      634,704
  2,669,871     7.000% due 3/1/17 - 12/1/26............    2,835,487
  3,779,953     6.500% due 3/1/09 - 5/1/28 (a).........    4,002,130
  5,544,360     6.000% due 9/1/08 - 10/1/28............    5,827,438
  1,346,263     7.500% due 12/1/06 - 2/1/30............    1,445,425
  8,283,088     5.500% due 11/1/08 - 9/25/32 (a).......    8,532,630
  5,300,000     5.500% due 3/1/33 (b)(c)...............    5,424,221
  4,000,000     6.000% due 3/1/33 (b)(c)...............    4,160,000
                                                        ------------
                                                          38,610,188
                                                        ------------

Government National Mortgage Association (GNMA) -- 8.6%
                GNMA I:
     29,155      11.000% due 7/15/10 - 9/15/10.........       33,541
     31,814      9.000% due 10/15/16...................       35,601
     57,752      9.500% due 12/15/16 - 8/15/19.........       65,290
    907,927      8.000% due 1/15/14 - 8/15/23..........      997,653
    215,662      8.500% due 5/15/17 - 7/15/27..........      237,163
    778,989      7.500% due 8/15/27 - 9/15/27..........      835,457
  3,624,427      7.000% due 4/15/23 - 3/15/28..........    3,868,401
  2,594,339      6.000% due 1/15/29 - 6/15/29..........    2,722,243

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Mortgage Backed Investments
----------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                        Security                                           Value
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) -- 8.6% (continued)
            GNMA II:
$   211,527   7.000% due 11/20/16.............................................................................. $    225,597
    179,270   9.000% due 4/20/17 - 11/20/21....................................................................      199,905
  2,234,958   6.500% due 12/20/23 - 5/20/24....................................................................    2,360,150
    408,340   8.500% due 6/20/16 - 10/20/30....................................................................      444,006
    188,596   8.000% due 2/20/31...............................................................................      203,160
                                                                                                                ------------
                                                                                                                  12,228,167
                                                                                                                ------------

Collateralized Mortgage Obligations (CMO) -- 9.3%
  1,619,467 CWFC 1993-10 A8, 13.344% due 1/25/24 (d)...........................................................    1,660,456
 14,449,717 CWHL 1999-8 A5, 6.864% due 8/25/29 (d)(e)..........................................................      505,740
  1,886,782 FHR 2104 JM, 6.500% due 12/15/23 (e)...............................................................       34,107
  2,392,503 FHR 2178 PB, 7.000% due 8/15/29 (a)................................................................    2,629,335
  3,662,936 FHR 2370 NI, 6.000% due 2/15/21 (e)................................................................       98,017
  3,600,000 FHR 2412 OS, 13.420% due 12/15/31 (a)(d)...........................................................    4,038,447
  3,446,700 FHR 2425 JM, 6.000% due 12/15/08 (e)...............................................................       83,702
 15,076,122 FHR 2438 MQ, 6.500% due 12/15/23 (e)...............................................................      344,519
  1,323,740 FNR 1997-63 PE, 7.000% due 3/18/26 (e).............................................................       61,716
 11,835,148 FNS 3182, 6.000% due 1/1/32 (a)(e).................................................................    1,931,556
    329,257 GECMS 1993-17 A20, 14.979% due 12/25/23 (d)........................................................      341,534
  1,132,010 PHMS 1993-48 A8, 13.676% due 12/25/08 (d)..........................................................    1,185,048
    281,140 PHMS 1993-57 A11, 14.918% due 12/25/23 (d).........................................................      282,215
                                                                                                                ------------
                                                                                                                  13,196,392
                                                                                                                ------------
            TOTAL MORTGAGE-BACKED SECURITIES
            (Cost -- $105,578,754).............................................................................  107,289,664
                                                                                                                ------------
REPURCHASE AGREEMENTS -- 24.7%
 23,911,000 Merrill Lynch & Co., Inc., 1.270% due 3/3/03; Proceeds at maturity -- $23,913,531;
             (Fully collateralized by U.S. Treasury Notes and Bonds, 6.250% to 11.750% due
             2/15/10 to 5/15/30; Market value -- $24,389,363)..................................................   23,911,000
 11,222,000 UBS PaineWebber Inc., 1.320% due 3/3/03; Proceeds at maturity -- $11,223,234;
             (Fully collateralized by Federal Home Loan Bank and Federal Farm Credit Bank Notes
             and Bonds, 1.499% to 9.500% due 3/4/03 to 7/15/26; Market value -- $11,446,504)...................   11,222,000
                                                                                                                ------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $35,133,000)..............................................................................   35,133,000
                                                                                                                ------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $140,711,754*)............................................................................ $142,422,664
                                                                                                                ============

--------
(a) All or a portion of this security is segregated for open purchase commitments and mortgage dollar rolls.
(b) Security is traded on a "to-be-announced" basis (See Note 11).
(c) Mortgage dollar rolls (See Note 12).
(d) Rate shown reflects current rate on instruments with variable rate or step coupon rates.
(e) Interest only security.
*  Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-----------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                           Security                               Value
-----------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 94.6%

Advertising -- 0.4%
                     R.H. Donnelley Corp., Sr. Sub. Notes:
$  575,000   B+        8.875% due 12/15/10 (b).................................... $    622,438
   264,000   B+        10.875% due 12/15/12 (b)...................................      293,700
                                                                                   ------------
                                                                                        916,138
                                                                                   ------------

Aerospace and Defense Equipment -- 1.0%
 2,133,000   BB-     L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12.    2,242,316
                                                                                   ------------

Agriculture -- 0.4%
                     DIMON, Inc.:
    44,000   BB        8.875% due 6/1/06..........................................       45,540
   686,000   BB        9.625% due 10/15/11........................................      744,310
                                                                                   ------------
                                                                                        789,850
                                                                                   ------------

Airlines -- 0.2%
                     Delta Air Lines Inc., Notes:
   389,000   BB-       7.900% due 12/15/09 (c)....................................      223,675
   276,000   BB-       8.300% due 12/15/29........................................      140,760
                                                                                   ------------
                                                                                        364,435
                                                                                   ------------

Apparel -- 0.9%
   242,000   BB-     Levi Strauss & Co., Notes, 6.800% due 11/1/03 (c)............      245,630
   623,000   BB      Russell Corp., Sr. Notes, 9.250% due 5/1/10..................      675,955
   925,000   B-      The William Carter Co., 10.875% due 8/15/11..................    1,022,125
                                                                                   ------------
                                                                                      1,943,710
                                                                                   ------------

Auto Parts and Equipment -- 1.9%
 1,147,000   B+      American Axle & Manufacturing Inc., 9.750% due 3/1/09........    1,247,363
                     ArvinMeritor, Inc., Notes:
   385,000   BBB-      6.625% due 6/15/07.........................................      385,000
   120,000   BBB-      8.750% due 3/1/12..........................................      127,800
   301,000   BBB+    DaimlerChrysler N.A. Holding Corp., Notes, 7.400% due 1/20/05      325,759
   420,000   BB      Dana Corp., Notes, 9.000% due 8/15/11........................      428,400
                     Lear Corp.:
   178,000   B         7.960% due 5/15/05.........................................      190,905
   372,000   B         8.110% due 5/15/09.........................................      408,270
    95,000   BBB-    Meritor Automotive Inc., Notes, 6.800% due 2/15/09...........       95,000
   275,000   B-      Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12 (b)......      288,063
                     TRW Automotive Inc:
   357,000   B+        Sr. Notes, 9.375% due 2/15/13 (b)..........................      369,941
   270,000   B+        Sr. Sub. Notes, 11.000% due 2/15/13 (b)....................      276,750
                                                                                   ------------
                                                                                      4,143,251
                                                                                   ------------

Beverages -- 0.9%
                     Constellation Brands Inc.:
   800,000   BB        8.625% due 8/1/06..........................................      828,000
   495,000   B+        8.125% due 1/15/12.........................................      508,613
   620,000   B+      Cott Beverages USA Inc., 8.000% due 12/15/11.................      655,650
                                                                                   ------------
                                                                                      1,992,263
                                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
---------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                   Security                                       Value
---------------------------------------------------------------------------------------------------------------

Building Materials -- 1.6%
                     American Standard Inc.:
$1,451,000   BB+       7.375% due 4/15/05......................................................... $  1,530,805
    60,000   BB+       7.375% due 2/1/08 (c)......................................................       64,500
    31,000   BB+       8.250% due 2/1/09..........................................................       33,790
    60,000   BB+       7.625% due 2/15/10.........................................................       64,950
                     Nortek Inc.:
                       Sr. Notes:
   355,000   B+         9.125% due 9/1/07.........................................................      364,763
 1,255,000   B+         8.875% due 8/1/08.........................................................    1,287,944
    95,000   B-        Sr. Sub. Notes, 9.875% due 6/15/11.........................................       96,781
                                                                                                   ------------
                                                                                                      3,443,533
                                                                                                   ------------

Casinos and Gaming -- 6.2%
   125,000   B       Ameristar Casinos Inc., 10.750% due 2/15/09..................................      134,375
   961,000   B+      Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11.........................    1,010,251
                     Boyd Gaming Corp.:
   240,000   BB-       9.250% due 10/1/03.........................................................      247,200
   605,000   BB-       9.250% due 8/1/09..........................................................      656,425
   405,000   B+        Sr. Sub. Notes, 7.750% due 12/15/12 (b)....................................      398,925
   300,000   BB-     Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 (b)........      315,000
    89,000   B-      Cinemark USA Inc., Sr. Sub. Notes, 9.000% due 2/1/13 (b).....................       92,560
   863,000   B       Extended Stay America Inc., Sr. Sub. Notes, 9.875% due 6/15/11...............      845,740
 2,071,000   BB+     Harrah's Operating Co., Inc., 7.875% due 12/15/05............................    2,187,494
   982,000   B+      Horseshoe Gaming Holding Corp., 8.625% due 5/15/09...........................    1,031,100
   224,000   BBB-    International Game Technology, Sr. Notes, 7.875% due 5/15/04.................      236,122
   625,000   B       Isle of Capri Casinos Inc., 8.750% due 4/15/09...............................      632,812
                     Mandalay Resort Group:
   370,000   BB-       Debentures, 6.700% due 11/15/96............................................      371,533
     4,000   BB+       Sr. Notes, 9.500% due 8/1/08...............................................        4,380
                       Sr. Sub. Notes:
   480,000   BB-        9.250% due 12/1/05........................................................      502,800
   400,000   BB-        10.250% due 8/1/07........................................................      429,000
                     MGM MIRAGE:
   998,000   BB+       9.750% due 6/1/07..........................................................    1,076,592
   460,000   BBB-      8.500% due 9/15/10.........................................................      499,100
   127,000   BB+       8.375% due 2/1/11 (c)......................................................      133,985
    88,000   BBB-    Mirage Resorts Inc., Sr. Notes, 7.250% due 10/15/06..........................       91,080
                     Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
 1,325,000   BB-       8.750% due 1/1/09..........................................................    1,384,625
    35,000   BB-       8.375% due 7/1/11..........................................................       36,050
    40,000   BB        Sr. Notes, 8.125% due 1/1/06...............................................       41,800
   190,000   B-      Penn National Gaming Inc., 8.875% due 3/15/10................................      191,900
   600,000   B+      Station Casinos, Inc., Sr. Sub. Notes, 9.875% due 7/1/10.....................      654,000
   279,000   CCC+    Wynn Las Vegas LLC/Wynn Las Vegas Corp., Second Mortgage, 12.000% due 11/1/10      281,790
                                                                                                   ------------
                                                                                                     13,486,639
                                                                                                   ------------

Chemicals -- 3.9%
   590,000   B+      AirGas Inc., 9.125% due 10/1/11..............................................      649,000
   468,000   B-      Avecia, 11.000% due 7/1/09 (c)...............................................      376,740
   805,000   BBB-    Ferro Corp., Sr. Notes, 9.125% due 1/1/09....................................      891,699

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                               Security                                   Value
-------------------------------------------------------------------------------------------------------

Chemicals -- 3.9% (continued)
                     FMC Corp.:
$  685,000   BB+       Notes, 7.000% due 5/15/08.......................................... $    658,445
   657,000   BB+       Secured Notes, 10.250% due 11/1/09 (b).............................      702,990
   639,000   BB-     Georgia Gulf Corp., 10.375% due 11/1/07 (c)..........................      690,120
   165,000   BB      Hercules Inc., Notes, 6.625% due 6/1/03..............................      165,825
                     Huntsman International LLC:
   597,000   B-        9.875% due 3/1/09 (c)..............................................      613,417
 2,600,000   B-        Sr. Discount Notes, zero coupon bond to yield 39.445% due 12/31/09.      611,000
                     IMC Global Inc.:
   345,000   BB        10.875% due 6/1/08.................................................      363,975
   560,000   BB        11.250% due 6/1/11 (b).............................................      589,400
                     Lyondell Chemical Co.:
   180,000   BB        9.500% due 12/15/08................................................      168,300
                       Secured Notes:
   669,000   BB         9.625% due 5/1/07.................................................      648,930
    91,000   BB         9.875% due 5/1/07.................................................       88,270
   441,000   BB         9.500% due 12/15/08 (b)...........................................      412,335
                     Millennium America Inc.:
    78,000   BBB-      7.000% due 11/15/06................................................       77,220
   731,000   BBB-      9.250% due 6/15/08 (c).............................................      774,860
                                                                                           ------------
                                                                                              8,482,526
                                                                                           ------------

Commercial Services -- 1.3%
   796,000   BBB-    Avis Group Holdings Inc., 11.000% due 5/1/09.........................      883,560
                     Service Corp. International/U.S., Notes:
   800,000   BB-       7.375% due 4/15/04.................................................      804,000
   120,000   BB-       6.875% due 10/1/07.................................................      114,600
   190,000   BB-       7.700% due 4/15/09.................................................      182,400
   710,000   B+      Stewart Enterprises Inc., 10.750% due 7/1/08.........................      775,675
                                                                                           ------------
                                                                                              2,760,235
                                                                                           ------------

Computers -- 0.3%
   270,000   BB+     Seagate Technology, 8.000% due 5/15/09...............................      283,500
   370,000   BB+     Unysis Corp., Sr. Notes, 8.125% due 6/1/06...........................      389,425
                                                                                           ------------
                                                                                                672,925
                                                                                           ------------

Construction Services -- 3.0%
   591,000   B-      Atrium Cos., Inc., 10.500% due 5/1/09................................      599,865
   400,000   BB      Beazer Homes USA Inc., Sr. Notes, 8.375% due 4/15/12.................      426,000
   320,000   BB      D.R. Horton Inc., 7.500% due 12/1/07.................................      328,000
   616,000   B+      Joy Global Inc., 8.750% due 3/15/12..................................      648,340
   280,000   BB-     K. Hovnanian Enterprises Inc., 9.125% due 5/1/09.....................      300,300
   700,000   BBB-    Lennar Corp., 9.950% due 5/1/10......................................      816,324
   180,000   B       Meritage Corp., Sr. Notes, 9.750% due 6/1/11 (b).....................      189,450
                     Ryland Group Inc.:
   300,000   BB+       Sr. Notes, 9.750% due 9/1/10.......................................      337,500
   790,000   BB-       Sr. Sub. Notes, 8.250% due 4/1/08..................................      817,650
   580,000   B+      Schuler Homes Inc., 10.500% due 7/15/11 (c)..........................      632,200
                     Terex Corp.:
   558,000   B         10.375% due 4/1/11 (c).............................................      560,790
 1,000,000   B         9.250% due 7/15/11.................................................      955,000
                                                                                           ------------
                                                                                              6,611,419
                                                                                           ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                  Security                                      Value
-------------------------------------------------------------------------------------------------------------

Electric Utilities -- 4.3%
                     AES Corp.:
$  720,000   BB        Secured Notes, 10.000% due 7/15/05 (b)(c)................................ $    720,000
                       Sr. Notes:
 1,286,000   B-         9.500% due 6/1/09.......................................................      945,210
    55,000   B-         9.375% due 9/15/10......................................................       40,150
    70,000   B-         8.875% due 2/15/11......................................................       50,050
   870,000   BB-     BRL Universal Equipment Corp., Secured Notes, 8.875% due 2/15/08...........      922,200
 1,556,000   B+      Calpine Canada Energy Finance ULC, 8.500% due 5/1/08.......................      762,440
                     Calpine Corp., Sr. Notes:
    29,000   B+        7.750% due 4/15/09.......................................................       13,485
    31,000   B+        8.625 due 8/15/10 (c)....................................................       14,880
 1,894,000   B+        8.500 due 2/15/11 (c)....................................................      918,590
   466,000           CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04 (c).......................      419,590
    85,000   B-      Edison International Inc., Notes, 6.875% due 9/15/04.......................       83,512
   420,000   B+      FIMEP S.A., Sr. Notes, 10.500% due 2/15/13 (b).............................      438,900
   190,000   B       Illinois Power Co., First Mortgage, 11.500% due 12/15/10 (b)...............      190,950
 2,255,000   BB      Southern California Edison Co., First Mortgage, 8.000% due 2/15/07 (b).....    2,339,563
   986,000   B       UCAR Finance Inc., 10.250% due 2/15/12.....................................      793,730
   725,000   BBB-    Westar Energy, Inc., First Mortgage, 7.875% due 5/1/07.....................      757,519
                                                                                                 ------------
                                                                                                    9,410,769
                                                                                                 ------------

Electronics -- 1.4%
                     Fisher Scientific International Inc.:
    90,000   BB+       Notes, 7.125% due 12/15/05...............................................       92,475
                       Sr. Sub. Notes:
   650,000   B+         9.000% due 2/1/08.......................................................      679,250
   170,000   B+         8.125% due 5/1/12 (b)...................................................      180,625
   750,000   BB-     Flextronics International Ltd., Sr. Sub. Notes, 9.875% due 7/1/10 (c)......      821,250
   370,000   BB-     PerkinElmer Inc., Sr. Sub. Notes, 8.875% due 1/15/13 (b)...................      379,250
   845,000   BB-     Sanmina-SCI Corp., Secured Notes, 10.375% due 1/15/10 (b)..................      895,700
                                                                                                 ------------
                                                                                                    3,048,550
                                                                                                 ------------

Entertainment -- 1.9%
 1,090,000   B       Alliance Atlantis Communications Inc., Sr. Sub. Notes, 13.000% due 12/15/09    1,231,700
   655,000   B+      Kerzner International Ltd., 8.875% due 8/15/11.............................      661,550
   891,000   B       Regal Cinemas Inc., 9.375% due 2/1/12 (c)..................................      957,825
                     Six Flags, Inc.:
   770,000   B         Sr. Discount Notes, step bond to yield 9.844% due 4/1/08.................      735,350
                       Sr. Notes:
   500,000   B          9.750% due 6/15/07 (c)..................................................      477,500
    31,000   B          9.500% due 2/1/09 (c)...................................................       29,217
                                                                                                 ------------
                                                                                                    4,093,142
                                                                                                 ------------

Environmental Control -- 1.9%
                     Allied Waste North America:
   370,000   BB-       7.625% due 1/1/06........................................................      374,625
   272,000   BB-       8.875% due 4/1/08........................................................      284,920
   869,000   BB-       8.500% due 12/1/08.......................................................      895,070
 1,380,000   BB-       9.250% due 9/1/12 (b)....................................................    1,449,000
   650,000   BB-     Browning-Ferris Industries, Inc., Debentures, 7.400% due 9/15/35...........      546,000

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
----------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                              Security                                 Value
----------------------------------------------------------------------------------------------------

Environmental Control -- 1.9% (continued)
$  205,000   B       Casella Waste Systems Inc., Sr. Sub. Notes, 9.750% due 2/1/13 (b). $    212,175
   330,000   BBB     Waste Management Inc., Sr. Notes, 6.500% due 11/15/08.............      362,420
                                                                                        ------------
                                                                                           4,124,210
                                                                                        ------------

Financial Services - Diversified -- 1.8%
   329,000   BBB     Ford Motor Credit Co., Notes, 6.700% due 7/16/04 (c)..............      339,267
   922,000   B       H&E Equipment Services LLC/H&E Finance Corp., 11.125% due 6/15/12.      677,670
    75,000   B-      Hollinger Participation Trust, Sr. Notes, 12.125% due 11/15/10 (b)       73,500
   360,000   BB+     LaBranche & Co. Inc., Sr. Notes, 9.500% due 8/15/04...............      373,950
   880,000   BB-     Midland Funding II, Debentures, 11.750% due 7/23/05...............      909,001
 1,050,000   BBB-    Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10..........      939,750
   333,000   B-      PCA LLC/PCA Finance Corp., Sr. Notes, 11.875% due 8/1/09..........      338,827
   222,000   BB-     Terra Capital Inc., 12.875% due 10/15/08..........................      241,980
                                                                                        ------------
                                                                                           3,893,945
                                                                                        ------------

Food -- 0.9%
   130,000   B-      B&G Foods Inc., 9.625% due 8/1/07.................................      132,925
                     Dean Foods Co., Sr. Notes:
   285,000   BB-       6.750% due 6/15/05..............................................      289,464
   300,000   BB-       8.150% due 8/1/07...............................................      321,362
   470,000   B       Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12 (b)..........      484,100
   240,000   B+      Dole Food Co., Sr. Notes, 7.250% due 5/1/09.......................      237,300
   545,000   B       Domino's Inc., 10.375% due 1/15/09................................      588,600
                                                                                        ------------
                                                                                           2,053,751
                                                                                        ------------

Forest Products and Paper -- 3.1%
                     Abitibi-Consolidated Inc.:
   544,000   BB+       Bonds, 8.550% due 8/1/10........................................      599,717
   210,000   BB+       Debentures, 8.500% due 8/1/29...................................      214,578
   969,000   B+      Appleton Papers Inc., 12.500% due 12/15/08........................    1,075,590
   275,000   BB+     Bowater Inc., Debentures, 9.375% due 12/15/21.....................      293,149
   570,000   BB      Caraustar Industries Inc., Notes, 7.375% due 6/1/09...............      565,142
   578,000   BB+     Cascades Inc., Sr. Notes, 7.250% due 2/15/13 (b)..................      595,340
                     Georgia-Pacific Corp.:
                       Debentures:
   826,000   BB+        9.500% due 12/1/11 (c).........................................      797,090
   220,000   BB+        9.875% due 11/1/21.............................................      192,500
   125,000   BB+        9.500% due 5/15/22.............................................      109,375
   139,000   BB+        8.250% due 3/1/23..............................................      110,505
                       Notes:
   998,000   BB+        7.500% due 5/15/06 (c).........................................      953,090
   830,000   BB+        8.875% due 5/15/31.............................................      701,350
                       Sr. Notes:
   202,000   BB+        8.875% due 2/1/10 (b)..........................................      202,000
   392,000   BB+        9.375% due 2/1/13 (b)..........................................      397,880
                                                                                        ------------
                                                                                           6,807,306
                                                                                        ------------

Healthcare -- 3.3%
   440,000   BB+     Coventry Health Care Inc., Sr. Notes, 8.125% due 2/15/12..........      470,800
   420,000   B-      Dade Behring Holdings Inc., 11.910% due 10/3/10...................      459,900
   532,000   CCC+    Extendicare Health Services Inc., 9.350% due 12/15/07.............      385,700

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                            Security                                Value
-------------------------------------------------------------------------------------------------

Healthcare -- 3.3% (continued)
                     HCA Inc., Notes:
$  334,000   BBB-      6.870% due 9/15/03........................................... $    339,948
   635,000   BBB-      6.300% due 10/1/12...........................................      653,569
   294,000   B+      HEALTHSOUTH Corp., Sr. Sub. Notes, 10.750% due 10/1/08 (c).....      244,020
   875,000   B+      PacifiCare Health Systems, 10.750% due 6/1/09..................      940,625
   533,000   B+      Rotech Healthcare Inc., Sr. Sub. Notes, 9.500% due 4/1/12 (b)..      527,670
   545,000   B       Select Medical Corp., Sr. Sub. Notes, 9.500% due 6/15/09.......      577,700
   390,000   B       Sybron Dental Specialties Inc., 8.125% due 6/15/12.............      397,800
                     Tenet Healthcare Corp.:
   212,000   BBB-      Notes, 7.375% due 2/1/13.....................................      214,650
   461,000   BBB-      Sr. Notes, 5.000% due 7/1/07.................................      446,018
                     Triad Hospitals Inc.:
   560,000   B-        8.750% due 5/1/09............................................      596,400
   820,000   B-        11.000% due 5/15/09..........................................      897,900
                                                                                     ------------
                                                                                        7,152,700
                                                                                     ------------

Holding Companies -- 1.3%
   590,000   BB-     Kansas City Southern Railway, 9.500% due 10/1/08...............      653,425
   835,000   B       MDP Acquisitions PLC, Sr. Notes, 9.625% due 10/1/12 (b)........      868,400
                     Peabody Energy Corp.:
   407,000   BB        8.875% due 5/15/08...........................................      428,367
   860,000   B+        9.625% due 5/15/08...........................................      906,225
                                                                                     ------------
                                                                                        2,856,417
                                                                                     ------------

Housewares -- 0.4%
    57,000   BBB     American Greetings Corp., Notes, 6.100% due 8/1/28.............       54,150
   145,000   B+      Central Garden & Pet Co., Sr. Sub. Notes, 9.125% due 2/1/13 (b)      152,250
   638,000   B       Johnsondiversey Inc., 9.625% due 5/15/12.......................      682,660
                                                                                     ------------
                                                                                          889,060
                                                                                     ------------

Insurance -- 1.0%
 1,000,000   A-      Nationwide CSN Trust, Notes, 9.875% due 2/15/25 (b)............    1,095,915
 1,101,000   BB-     Willis Corroon Corp., 9.000% due 2/1/09........................    1,172,565
                                                                                     ------------
                                                                                        2,268,480
                                                                                     ------------

Iron and Steel -- 0.3%
   573,000   BB      AK Steel Corp., 7.875% due 2/15/09.............................      558,675
                                                                                     ------------

Leisure -- 0.3%
   581,000   B       Weight Watchers International Inc., 13.000% due 10/1/09........      663,793
                                                                                     ------------

Lodging -- 1.4%
                     Hilton Hotels Corp.:
                       Notes:
   531,000   BBB-       7.625% due 5/15/08 (c)......................................      531,674
   685,000   BBB-       7.625% due 12/1/12..........................................      665,793
    92,000   BBB-      Sr. Notes, 7.950% due 4/15/07................................       93,017
   285,000   B+      Host Marriott Corp., 7.875% due 8/1/05.........................      281,437
 1,205,000   BBB-    ITT Corp., Notes, 6.750% due 11/15/05..........................    1,205,886
   360,000   B       John Q. Hammons Hotels L.P., First Mortgage, 8.875% due 5/15/12      358,200
                                                                                     ------------
                                                                                        3,136,007
                                                                                     ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
--------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                Security                                   Value
--------------------------------------------------------------------------------------------------------

Machinery - Diversified -- 2.1%
$1,098,000   BB      AGCO Corp., 9.500% due 5/1/08......................................... $  1,185,840
   728,000   CCC-    Better Minerals & Aggregates Corp., 13.000% due 9/15/09...............      265,720
                     Cummins Inc.:
   620,000   BB+       Notes, 6.450% due 3/1/05............................................      626,200
   515,000   BB+       Sr. Notes, 9.500% due 12/1/10 (b)...................................      551,050
   994,000   B+      NMHG Holding Co., 10.000% due 5/15/09.................................    1,038,730
   767,000   BB-     Teekay Shipping Corp., Sr. Notes, 8.875% due 7/15/11..................      813,020
                                                                                            ------------
                                                                                               4,480,560
                                                                                            ------------

Manufacturing - Miscellaneous -- 2.6%
   495,000   B       Dresser Inc., 9.375% due 4/15/11......................................      486,338
   389,000   CCC     Samsonite Corp., Sr. Sub. Notes, 10.750% due 6/15/08..................      333,568
 1,088,000   BB-     SPX Corp., Sr. Notes, 7.500% due 1/1/13...............................    1,131,520
                     Tyco International Group S.A.:
   163,000   BBB-      5.875% due 11/1/04..................................................      161,370
 1,045,000   BBB-      6.375% due 6/15/05..................................................    1,034,550
    95,000   BBB-      5.800% due 8/1/06...................................................       90,962
   325,000   BBB-      6.125% due 1/15/09..................................................      307,125
   106,000   BBB-      6.750% due 2/15/11 (c)..............................................      100,700
   519,000   BBB-      7.000% due 6/15/28..................................................      469,695
   274,000   BBB-      6.875% due 1/15/29..................................................      245,504
 1,370,000   BBB-      Notes, 6.375% due 10/15/11..........................................    1,280,950
                                                                                            ------------
                                                                                               5,642,282
                                                                                            ------------

Media -- 9.2%
   185,000   B-      Allbritton Communications Co., Sr. Sub. Notes, 7.750% due 12/15/12 (b)      184,075
   609,000   B-      American Media Operation, Inc., 10.250% due 5/1/09....................      656,198
 1,344,000   BBB-    AMFM Inc., 8.000% due 11/1/08.........................................    1,505,280
                     British Sky Broadcasting PLC:
   248,000   BB+       7.300% due 10/15/06.................................................      263,336
   429,000   BB+       6.875% due 2/23/09..................................................      454,849
   551,000   BB+       8.200% due 7/15/09..................................................      616,850
   835,000   B-      CanWest Media Inc., Sr. Sub. Notes, 10.625% due 5/15/11...............      914,325
                     Charter Communications Holdings LLC:
                       Sr. Discount Notes:
   335,000   CCC-       Step bond to yield 25.109% due 4/1/11..............................      145,725
 1,105,000   CCC-       Step bond to yield 19.748% due 5/15/11.............................      370,175
 1,390,000   CCC-      Sr. Notes, 10.000% due 5/15/11......................................      674,150
   475,000   BBB     Continental Cablevision, Debentures, 9.500% due 8/1/13................      549,563
                     CSC Holdings Inc.:
   120,000   BB-       Debentures, 7.875% due 2/15/18......................................      113,400
                       Sr. Notes:
   350,000   BB-        7.250% due 7/15/08.................................................      343,000
   560,000   BB-        8.125% due 7/15/09.................................................      567,000
   337,000   BB-        7.625% due 4/1/11..................................................      333,630
    45,000   B+        Sr. Sub. Notes, 9.875% due 4/1/23...................................       45,000
                     Dex Media East Finance Co.:
   738,000   B         Sr. Notes, 9.875% due 11/15/09 (b)..................................      800,730
   777,000   B         Sr. Sub. Notes, 12.125% due 11/15/12 (b)............................      874,125
                     Emmis Communications Corp.:
   371,000   B-        8.125% due 3/15/09..................................................      385,840
   208,000   B-        Sr. Discount Notes, step bond to yield 10.691% due 3/15/11..........      172,640

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
--------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                      Security                                         Value
--------------------------------------------------------------------------------------------------------------------

Media -- 9.2% (continued)
$  540,000   B+      Garden State Newspapers Inc., Sr. Sub. Notes, 8.750% due 10/1/09.................. $    556,200
 1,130,000   B       Hollinger International Publishing, Sr. Notes, 9.000% due 12/15/10 (b)............    1,186,500
                     Houghton Mifflin Co., Sr. Notes:
   802,000   B         8.250% due 2/1/11 (b)...........................................................      838,090
   205,000   B         9.875% due 2/1/13 (b)...........................................................      216,275
 1,105,000   B-      Insight Communications, Sr. Discount Notes, step bond to yield 10.753% due 2/15/11      723,775
   646,000   B       Lin Holdings Corp., Sr. Discount Notes, step bond to yield 11.917% due 3/1/08 (c).      679,915
                     Paxson Communications Corp.:
   276,000   B-        10.750% due 7/15/08 (c).........................................................      287,040
   725,000   B-        Step bond to yield 11.721% due 1/15/09..........................................      532,875
   215,000   B-      Radio One Inc., 8.875% due 7/1/11.................................................      231,663
    25,000   BBB-    Rogers Cable Inc., Notes, 7.875% due 5/1/12.......................................       24,875
   556,000   BBB-    Rogers Cablesystems Ltd., 10.000% due 12/1/07.....................................      585,190
   845,000   BBB-    Rogers Communications Inc., Sr. Notes, 8.875% due 7/15/07.........................      840,775
                     Shaw Communications Inc., Sr. Notes:
   277,000   BB+       8.250% due 4/11/10..............................................................      272,583
    80,000   BB+       7.200% due 12/15/11.............................................................       73,538
                     Sinclair Broadcast Group Inc.:
 1,244,000   B         8.750% due 12/15/11.............................................................    1,318,640
   235,000   B         8.000% due 3/15/12..............................................................      241,756
   125,000   B         8.000% due 3/15/12 (b)..........................................................      128,594
   650,000   B-      Vertis Inc., Sr. Notes, 10.875% due 6/15/09 (b)...................................      674,375
   550,000   B       Yell Finance BV, Sr. Notes, 10.750% due 8/1/11 (c)................................      605,000
                                                                                                        ------------
                                                                                                          19,987,550
                                                                                                        ------------

Metals and Mining -- 0.9%
 1,500,000   NR      Kaiser Aluminum & Chemical, Sr. Sub. Notes, 12.750% due 2/1/49 (d)................       82,500
   680,000   BB      Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11..................................      748,850
   750,000   NR      Ormet Corp., 11.000% due 8/15/08 (b)..............................................      318,750
   780,000   BB-     USEC Inc., Sr. Notes, 6.625% due 1/20/06..........................................      693,913
                                                                                                        ------------
                                                                                                           1,844,013
                                                                                                        ------------

Office/Business Equipment -- 0.6%
 1,182,000   B+      Xerox Capital Europe PLC, 5.875% due 5/15/04......................................    1,164,270
   170,000   B+      Xerox Corp., Notes, 5.500% due 11/15/03...........................................      169,788
                                                                                                        ------------
                                                                                                           1,334,058
                                                                                                        ------------

Oil and Gas Operations -- 6.4%
                     Chesapeake Energy Corp., Company Guaranteed:
    87,000   B+        8.375% due 11/1/08..............................................................       91,350
 1,105,000   B+        8.125% due 4/1/11...............................................................    1,160,250
    62,000   B+        9.000% due 8/15/12..............................................................       66,960
   900,000   B+        7.750% due 1/15/15..............................................................      915,750
   400,000   B+      Citgo Petroleum Corp., Sr. Notes, 11.375% due 2/1/11 (b)..........................      404,000
   725,000   BB      Compagnie Generale de Geophysique S.A., Sr. Notes, 10.625% due 11/15/07...........      656,125
   465,000   BBB     Dresser Industries Inc., Debentures, 7.600% due 8/15/96...........................      377,859
                     El Paso CGP Co., Notes:
   162,000   B         6.375% due 2/1/09...............................................................      125,723
 1,023,000   B         7.750% due 6/15/10..............................................................      824,797
    51,000   BB      Forest Oil Corp., 7.750% due 5/1/14...............................................       51,638
   382,000   BB-     Grant Prideco Escrow Corp., Sr. Notes, 9.000% due 12/15/09 (b)....................      403,010

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-----------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                              Security                                  Value
-----------------------------------------------------------------------------------------------------

Oil and Gas Operations -- 6.4% (continued)
$  150,000   B+      Hanover Equipment Trust, Secured Notes, 9.487% due 9/1/08 (b)(c)... $    144,375
 1,400,000   BB+     Husky Oil Co., Bonds, 8.900% due 8/15/28...........................    1,577,835
   632,000   B+      Key Energy Services Inc., 14.000% due 1/15/09......................      720,480
                     Magnum Hunter Resources Inc.:
   321,000   B+        10.000% due 6/1/07 (c)...........................................      335,445
   188,000   B+        9.600% due 3/15/12 (c)...........................................      200,220
   575,000   CCC+    Mission Resources Corp., 10.875% due 4/1/07 (c)....................      353,625
    90,000   BB+     Ocean Energy Inc., 8.375% due 7/1/08...............................       95,400
 1,024,000   BB+     Parker & Parsley Petroleum Co., Sr. Notes, 8.875% due 4/15/05......    1,102,113
   312,000   AAA     Pennzoil-Quaker State Co., 10.000% due 11/1/08.....................      385,214
    90,000   BB+     Pioneer Natural Resources Co., 7.500% due 4/15/12..................       97,867
                     Premcor Refining Group Inc., Sr. Notes:
   415,000   BB-       9.250% due 2/1/10 (b)............................................      435,750
   315,000   BB-       9.500% due 2/1/13 (b)............................................      330,750
                     Tesoro Petroleum Corp.:
    85,000   B         9.625% due 11/1/08...............................................       71,825
   195,000   B         Sr. Sub. Notes, 9.625% due 4/1/12................................      158,925
                     Vintage Petroleum Inc., Sr. Sub. Notes:
    72,000   B         9.000% due 12/15/05 (c)..........................................       73,080
   519,000   B         7.875% due 5/15/11...............................................      516,405
 1,099,000   BB+     Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12...........    1,131,970
   725,000   B+      Westport Resources Corp., Sr. Sub. Notes, 8.250% due 11/1/11 (b)...      766,687
   395,000   BB      XTO Energy Inc., Sr. Notes, 7.500% due 4/15/12.....................      425,612
                                                                                         ------------
                                                                                           14,001,040
                                                                                         ------------

Packaging and Containers -- 4.1%
   629,000   BB      Ball Corp., Sr. Notes, 6.875% due 12/15/12 (b).....................      640,007
   395,000   B-      Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12..........      421,662
   450,000   B       Crown European Holdings S.A., Secured Notes, 10.875% due 3/1/13 (b)      455,625
 1,149,000   B+      Graphic Packaging Corp., 8.625% due 2/15/12........................    1,217,940
                     Owens-Brockway:
 1,105,000   BB        8.875% due 2/15/09...............................................    1,129,863
    20,000   B+        Secured Notes, 8.750% due 11/15/12 (b)...........................       20,200
   265,000   B+      Owens-Illinois Inc., Sr. Notes, 7.875% due 5/15/04.................      263,675
   951,000   BB+     Packaging Corp. of America, 9.625% due 4/1/09......................    1,034,213
   628,000   B+      Plastipak Holdings Inc., 10.750% due 9/1/11........................      649,980
                     Riverwood International Corp.:
   610,000   CCC+      10.625% due 8/1/07...............................................      628,300
    30,000   CCC+      10.875% due 4/1/08...............................................       29,775
   510,000   B       Silgan Corp., Sr. Sub. Debentures, 9.000% due 6/1/09...............      527,850
 1,081,000   B       Smurfit-Stone Container Corp., 8.250% due 10/1/12..................    1,137,753
                     Stone Container Corp., Sr. Notes:
   410,000   B         9.250% due 2/1/08................................................      442,800
   272,000   B         9.750% due 2/1/11................................................      297,160
                                                                                         ------------
                                                                                            8,896,803
                                                                                         ------------

Pharmaceuticals -- 1.4%
   460,000   BB      AdvancePCS, 8.500% due 4/1/08......................................      497,950
   450,000   BB-     AmerisourceBergen Corp., 7.250% due 11/15/12 (b)...................      470,250
 1,228,000   BB-     Biovail Corp., Sr. Sub. Notes, 7.875% due 4/1/10...................    1,286,330

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
----------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                 Security                                    Value
----------------------------------------------------------------------------------------------------------

Pharmaceuticals -- 1.4% (continued)
$  190,000   BB+     Omnicare Inc., 8.125% due 3/15/11....................................... $    204,725
   500,000   B-      Vicar Operating Inc., 9.875% due 12/1/09................................      547,500
                                                                                              ------------
                                                                                                 3,006,755
                                                                                              ------------

Pipelines -- 4.0%
   650,000   B+      ANR Pipeline Co., Sr. Notes, 8.875% due 3/15/10 (b).....................      641,667
   476,000   CCC+    Dynegy Holdings Inc., Sr. Notes, 8.750% due 2/15/12.....................      292,740
                     El Paso Energy Partners L.P./El Paso Energy Partners Finance Corp.:
   856,000   BB-       8.500% due 6/1/11 (c).................................................      830,320
   653,000   BB-       Sr. Sub. Notes, 10.625% due 12/1/12 (b)(c)............................      698,710
   358,000           Northwest Pipeline Corp., Sr. Notes, 8.125% due 3/1/10 (b)..............      368,740
 1,104,000   BB      Plains All American Pipeline L.P./PAA Finance Corp., 7.750% due 10/15/12    1,181,280
                     Southern Natural Gas Co.:
   891,000   B+        Notes, 8.000% due 3/1/32..............................................      808,896
   650,000   B+        Sr. Notes, 8.875% due 3/15/10 (b).....................................      641,667
   738,000   B+      Transcontinental Gas Pipe Line Corp., Sr. Notes, 8.875% due 7/15/12.....      771,210
   990,000   BB-     Western Gas Resources Inc., 10.000% due 6/15/09.........................    1,064,250
                     Williams Cos., Inc.:
   631,000   B         Bonds, 8.750% due 3/15/32 (b).........................................      514,265
   233,000   B         Debentures, 7.500% due 1/15/31........................................      177,080
                       Notes:
   405,000   B          9.250% due 3/15/04...................................................      390,825
   469,000   B          8.125% due 3/15/12 (b)...............................................      403,340
                                                                                              ------------
                                                                                                 8,784,990
                                                                                              ------------

Real Estate Investment Trusts -- 3.0%
   400,000   BB-     Choctaw Resort Development Enterprise, Sr. Notes, 9.250% due 4/1/09.....      421,000
   180,000   B-      Corrections Corp. of America, 9.875% due 5/1/09.........................      194,400
   289,000   B+      Felcor Lodging L.P., 9.500% due 9/15/08.................................      268,770
                     Health Care REIT Inc., Notes:
 1,265,000   BBB-      7.500% due 8/15/07....................................................    1,342,733
   620,000   BBB-      8.000% due 9/12/12....................................................      642,628
                     Host Marriott L.P.:
   495,000   B+        9.500% due 1/15/07....................................................      490,050
   700,000   B+        9.250% due 10/1/07....................................................      684,250
 1,180,000   B+      LNR Property Corp., Sr. Sub. Notes, 10.500% due 1/15/09 (c).............    1,227,200
                     Meristar Hospitality Corp.:
   205,000   B-        9.000% due 1/15/08 (c)................................................      170,150
   182,000   B-        9.125% due 1/15/11....................................................      147,420
   240,000   BB+     Sovereign Real Estate Investment Corp., 12.000% due 8/29/49 (b).........      305,400
                     Ventas Realty L.P./Ventas Capital Corp.:
   407,000   BB-       8.750% due 5/1/09.....................................................      431,420
   153,000   BB-       9.000% due 5/1/12.....................................................      162,945
                                                                                              ------------
                                                                                                 6,488,366
                                                                                              ------------

Retail -- 5.4%
                     AmeriGas Partners L.P./AmeriGas Eagle Finance Corp., Sr. Notes:
   100,000   BB-       10.000% due 4/15/06...................................................      107,000
   275,000   BB-       8.875% due 5/20/11....................................................      293,906
   352,000   BB-       8.875% due 5/20/11 (b)................................................      376,200
 1,114,000   B       Asbury Automotive Group Inc., 9.000% due 6/15/12........................      985,890
   555,000   BB+     AutoNation, Inc., 9.000% due 8/1/08.....................................      579,975

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                  Security                                      Value
-------------------------------------------------------------------------------------------------------------

Retail -- 5.4% (continued)
$  787,000   BB+     Dillard's Inc., Notes, 6.430% due 8/1/04................................... $    781,097
   900,000   B       Ferrellgas Partners L.P./Ferrellgas Partners, Sr. Notes, 8.750% due 6/15/12      945,000
                     The Gap Inc., Notes:
   848,000   BB+       5.625% due 5/1/03........................................................      853,300
   480,000   BB+       9.900% due 12/15/05 (c)..................................................      523,200
   291,000   B-      Hollywood Entertainment Corp., 9.625% due 3/15/11..........................      296,820
                     J.C. Penney Co. Inc.:
 1,680,000   BBB-      Debentures, 7.400% due 4/1/37............................................    1,722,000
   708,000   BBB-      Notes, 8.000% due 3/1/10.................................................      725,700
   800,000   BB-     Jack in the Box Inc., 8.375% due 4/15/08...................................      814,000
   555,000   B       PETCO Animal Supplies Inc., Sr. Sub. Notes, 10.750% due 11/1/11............      621,600
   235,000   B-      Rite Aid Corp., Secured Notes, 9.500% due 2/15/11 (b)......................      238,525
   240,000   B+      Sonic Automotive Inc., 11.000% due 8/1/08..................................      253,200
   345,000   B       UnitedAuto Group Inc., 9.625% due 3/15/12..................................      333,788
                     Yum! Brands Inc., Sr. Notes:
    40,000   BB        7.450% due 5/15/05.......................................................       42,600
   520,000   BB        8.500% due 4/15/06 (c)...................................................      560,300
   620,000   BB        7.700% due 7/1/12........................................................      654,100
                                                                                                 ------------
                                                                                                   11,708,201
                                                                                                 ------------

Semiconductors -- 0.6%
                     Amkor Technology, Inc.:
                       Sr. Notes:
   338,000   B          9.250% due 5/1/06 (c)...................................................      322,790
   234,000   B          9.250% due 2/15/08 (c)..................................................      221,130
   207,000   CCC+      Sr. Sub. Notes, 10.500% due 5/1/09 (c)...................................      173,880
   833,000   CCC+    ON Semiconductor Corp., 13.000% due 5/15/08 (b)............................      691,390
                                                                                                 ------------
                                                                                                    1,409,190
                                                                                                 ------------

Telecommunications -- 8.0%
   445,000   B+      DIRECTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13 (b)....................      471,700
                     Echostar DBS Corp., Sr. Notes:
   441,000   B+        9.125% due 1/15/09.......................................................      474,075
 2,332,000   B+        9.375% due 2/1/09........................................................    2,495,240
    10,000   B+      Insight Midwest L.P./Insight Capital Inc., Sr. Notes, 10.500% due 11/1/10..       10,150
                     Nextel Communications Inc.:
    90,000   B         Sr. Discount Notes, step bond to yield 14.049% due 2/15/08...............       92,025
 2,123,000   B         Sr. Notes, 9.375% due 11/15/09 (c).......................................    2,144,230
   275,000           Nortel Networks Ltd., Notes, 6.125% due 2/15/06............................      249,906
                     PanAmSat Corp.:
   948,000   B-        8.500% due 2/1/12........................................................      936,150
   249,000   BB-       Notes, 6.375% due 1/15/08 (c)............................................      246,510
                     Qwest Capital Funding Inc.:
   927,000   CCC+      7.000% due 8/3/09........................................................      658,170
   518,000   CCC+      7.250% due 2/15/11.......................................................      365,190
 2,120,000   CCC+      6.875% due 7/15/28 (c)...................................................    1,378,000
                      Debentures:
   665,000              8.875% due 6/1/31.......................................................      643,387
 1,691,000              6.875% due 9/15/33......................................................    1,403,530
                      Notes:
   352,000   CCC+       13.500% due 12/15/10 (b)................................................      366,080
 1,145,000   B-         8.875% due 3/15/12 (b)..................................................    1,193,663
   343,000   CCC+      Sr. Notes, 7.500% due 11/1/08............................................      289,835

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                               Security                                   Value
-------------------------------------------------------------------------------------------------------

Telecommunications -- 8.0% (continued)
$  216,000   BB+     Rogers Wireless Communications Inc., Secured Notes, 9.625% due 5/1/11 $    219,240
   830,000   B-      Rural Cellular Corp., Sr. Sub. Notes, 9.750% due 1/15/10.............      601,750
                     Sprint Capital Corp.:
   660,000   BBB-      6.125% due 11/15/08................................................      617,100
   315,000   BBB-      8.750% due 3/15/32.................................................      305,550
   220,000   BB+     TCI Communications Finance III, 9.650% due 3/31/27...................      228,028
   449,000   BBB     TeleCorp PCS Inc., 10.625% due 7/15/10...............................      509,615
   370,000   BBB     Tritel PCS, Inc., 10.375% due 1/15/11................................      422,725
                     WorldCom Inc. -- WorldCom Group:
 3,364,000   NR        Bonds, 8.250% due 5/15/31 (d)......................................      761,105
   772,000   NR        Notes, 7.875% due 5/15/03 (d)......................................      174,665
 1,100,000   NR        Sr. Notes, 6.250% due 8/15/03 (d)..................................      248,875
                                                                                           ------------
                                                                                             17,506,494
                                                                                           ------------

Textiles -- 0.5%
   761,000   B       Collins & Aikman Floor Cover, Sr. Sub. Notes, 9.750% due 2/15/10.....      745,780
   300,000   B+      Interface Inc., Sr. Notes, 10.375% due 2/1/10 (c)....................      277,500
                                                                                           ------------
                                                                                              1,023,280
                                                                                           ------------

Transportation -- 0.3%
   520,000   BB-     Petroleum Helicopters, Inc., 9.375% due 5/1/09.......................      559,000
                                                                                           ------------

Water -- 0.2%
   461,000   B       National Waterworks Inc., Sr. Sub. Notes, 10.500% due 12/1/12 (b)....      490,965
                                                                                           ------------
                     TOTAL CORPORATE BONDS AND NOTES
                     (Cost -- $206,072,949)...............................................  205,969,592
                                                                                           ------------
CONVERTIBLE BONDS -- 0.7%
 1,083,000   B       Nextel Communications Inc., 5.250% due 1/15/10 (c)...................      881,291
   241,000   BB      Solectron Corp., zero coupon bond to yield 4.365% due 5/8/20.........      149,420
   891,000   B       Xerox Corp., 0.570% due 4/21/18 (c)..................................      575,809
                                                                                           ------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost -- $1,522,612).................................................    1,606,520
                                                                                           ------------

  Shares
----------
COMMON STOCK -- 0.0%
    64,852           Frank's Nursery & Crafts, Inc. (Cost -- $713,595) (e)................       61,934
                                                                                           ------------
PREFERRED STOCK -- 2.1%
    23,598           Avecia Group PLC, 16.000%............................................      289,076
    10,278           CSC Holdings Inc., 11.125%...........................................    1,056,064
       640           CSC Holdings Inc., 11.750% (c).......................................       66,080
     9,510           Fresenius Med Cap Trust II, 7.875%...................................      958,132
     1,200           Hercules Trust II., 6.500%...........................................       76,097
       158           Intermedia Communications Inc., 13.500% (e)..........................       18,170
     4,100           Paxon Communications Inc., 13.250%...................................      279,825
     1,160           Shaw Communications Inc., 8.500%.....................................       23,432
     2,097           Sinclair Capital Inc., 11.625%.......................................      222,806
    12,300           Sovereign REIT, 12.000% (b)..........................................    1,565,175
                                                                                           ------------
                     TOTAL PREFERRED STOCK
                     (Cost -- $4,489,484).................................................    4,554,857
                                                                                           ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
----------------------------------------------------------------------------------------------------------------------------

 Warrants                                               Security                                                   Value
----------------------------------------------------------------------------------------------------------------------------
WARRANTS (e) -- 0.1%
     2,000 Key Energy Services Inc., Expire 1/15/09............................................................ $    179,000
     2,000 Motient Corp., Expire 4/1/08........................................................................           20
                                                                                                                ------------
           TOTAL WARRANTS......................................................................................
           (Cost -- $0)........................................................................................      179,020
                                                                                                                ------------
           SUB-TOTAL INVESTMENTS...............................................................................
           (Cost -- $212,798,640)..............................................................................  212,371,923
                                                                                                                ------------

   Face
  Amount
----------
REPURCHASE AGREEMENTS -- 2.5%
$1,876,000 Merrill Lynch & Co., Inc., 1.270% due 3/3/03; Proceeds at maturity -- $1,876,199; (Fully collateralized by U.S. Treasury Bonds, 6.250% to 11.750% due 2/15/10 to 5/15/30; Market
            value -- $1,913,520)...............................................................................    1,876,000
 3,596,000 State Street Bank and Trust Co., 1.270% due 3/3/03; Proceeds at maturity -- $3,596,381; (Fully collateralized by U.S. Treasury Bonds and Notes, 7.250% due 5/15/16 to 8/15/22; Market
            value -- $3,670,119)...............................................................................    3,596,000
                                                                                                                ------------
           TOTAL REPURCHASE AGREEMENTS
           (Cost -- $5,472,000)................................................................................    5,472,000
                                                                                                                ------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $218,270,640**)............................................................................ $217,843,923
                                                                                                                ============

--------
(a) All ratings are by Standard & Poor's Rating Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) All or a portion of this security is on loan (See Note 14).
(d) Security is currently in default.
(e) Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 78 for definitions of ratings.


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
-----------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                 Security                                        Value
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.0%
                      U.S. Treasury Notes:
$   150,000             3.000% due 11/15/07 (a)(b)................................................... $   152,672
     90,000             3.000% due 2/15/08 (a).......................................................      91,399
     30,000             4.000% due 11/15/12 (a)(b)...................................................      30,782
    455,000             3.875% due 2/15/13 (b).......................................................     461,843
  1,395,000           U.S. Treasury Bonds, 5.375% due 2/15/31 (a)(b).................................   1,547,089
                      U.S. Treasury Inflation -- Indexed Bonds:
    864,421             4.250% due 1/15/10 (a)(b)....................................................   1,022,179
    705,093             3.875% due 4/15/29 (a)(b)....................................................     909,019
    122,386             3.375% due 4/15/32 (a)(b)....................................................     150,075
                      U.S. Treasury Principal Strips:
     10,000             Due 2/15/25 (a)(b)...........................................................       3,241
    860,000             Due 11/15/27 (a)(b)..........................................................     243,756
                                                                                                      -----------
                      TOTAL U.S. TREASURY OBLIGATIONS
                      (Cost -- $4,339,549)...........................................................   4,612,055
                                                                                                      -----------

   Face
  Amount    Rating(c)
----------- ---------
CORPORATE BONDS AND NOTES -- 17.1%

Aerospace/Defense -- 0.5%
     20,000   A+      The Boeing Co., Debentures, 7.250% due 6/15/25.................................      22,766
     13,000   BB-     L-3 Communications Corp., 7.625% due 6/15/12...................................      13,666
     55,000   BBB     Lockheed Martin Corp., Bonds, 8.500% due 12/1/29...............................      73,602
                      Raytheon Co., Notes:
     20,000   BBB-      6.750% due 8/15/07 (b).......................................................      22,267
    100,000   BBB-      5.500% due 11/15/12..........................................................     102,829
                                                                                                      -----------
                                                                                                          235,130
                                                                                                      -----------

Agriculture -- 0.4%
     90,000   A-      Altria Group, Inc., Debentures, 7.750% due 1/15/27.............................     102,324
      5,000   BB      DIMON Inc., Series B, 9.625% due 10/15/11 (b)..................................       5,425
                      R.J. Reynolds Tobacco Holdings Inc.:
     75,000   BBB-      7.250% due 6/1/12............................................................      79,862
     10,000   BBB-      Series B, 7.750% due 5/15/06.................................................      10,918
                                                                                                      -----------
                                                                                                          198,529
                                                                                                      -----------

Airlines -- 0.2%
     50,000   AAA     Delta Air Lines Inc., Pass-Through Certificates, Series 02-1, 6.417% due 7/2/12      53,655
     47,486   AAA     US Airways Inc., Pass-Through Certificates, Series 003G, 7.890% due 3/1/19.....      48,916
                                                                                                      -----------
                                                                                                          102,571
                                                                                                      -----------

Auto Manufacturers -- 0.3%
                      DaimlerChrysler N.A. Holding Corp.:
     50,000   BBB+      7.300% due 1/15/12 (b).......................................................      56,410
     20,000   BBB+      8.500% due 1/18/31 (b).......................................................      24,499
     60,000   BBB+    Ford Motor Co., Debentures, 8.900% due 1/15/32.................................      57,393
                                                                                                      -----------
                                                                                                          138,302
                                                                                                      -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
---------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                                Security                                   Value
---------------------------------------------------------------------------------------------------------

Auto Parts and Equipment -- 0.1%
$    12,000   BB-     American Axle & Manufacturing Inc., 9.750% due 3/1/09................. $     13,050
     20,000   BB+     Lear Corp., Series B, 8.110% due 5/15/09 (b)..........................       21,950
                                                                                             ------------
                                                                                                   35,000
                                                                                             ------------

Banks -- 1.4%
                      Bank of America Corp.:
     50,000   A+        Sr. Notes, 5.250% due 2/1/07........................................       54,326
     50,000   A         Sub. Notes, 7.400% due 1/15/11......................................       59,682
                      Bank One Corp.:
     50,000   A         Notes, 6.500% due 2/1/06............................................       55,800
     50,000   A-        Sub. Notes, 5.900% due 11/15/11.....................................       55,261
    110,000   AAA     Kredit Fuer Wiederaufbau, Government Guaranteed, 3.375% due 1/23/08...      112,441
     20,000   A-      Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (d)...........       23,869
     60,000   A       U.S. Bancorp, Sr. Notes, Series MTNN, 3.950% due 8/23/07..............       62,088
     70,000   A       Wachovia Corp., Sub. Notes, 7.800% due 8/18/10........................       86,132
     10,000   A+      Wells Fargo Bank N.A., Sub. Notes, 6.450% due 2/1/11..................       11,425
                      Wells Fargo & Co.:
     25,000   A+        Sr. Notes, 5.125% due 2/15/07.......................................       27,112
    100,000   A         Sub. Notes, 6.375% due 8/1/11.......................................      113,840
                                                                                             ------------
                                                                                                  661,976
                                                                                             ------------

Beverages -- 0.4%
     75,000   A+      Anheuser Busch Cos. Inc., Debentures, 5.950% due 1/15/33..............       80,089
                      Constellation Brands Inc.:
      5,000   B+        8.500% due 3/1/09...................................................        5,175
      6,000   BB        Series B, 8.000% due 2/15/08........................................        6,270
     85,000   A-      The Pepsi Bottling Group, Inc., Sr. Notes, Series B, 7.000% due 3/1/29      101,257
                                                                                             ------------
                                                                                                  192,791
                                                                                             ------------

Building - Materials -- 0.1%
                      American Standard Inc.:
     20,000   BB+       7.375% due 4/15/05..................................................       21,100
      2,000   BB+       7.375% due 2/1/08 (b)...............................................        2,150
      6,000   BB+       7.625% due 2/15/10..................................................        6,495
                                                                                             ------------
                                                                                                   29,745
                                                                                             ------------

Building - Residential/Commercial -- 0.0%
      2,000   BB      Beazer Homes USA Inc., 8.375% due 4/15/12.............................        2,130
      1,000   BBB-    Lennar Corp., Series B, 9.950% due 5/1/10.............................        1,166
     10,000   BB-     Ryland Group Inc., Sr. Sub. Notes, 8.250% due 4/1/08..................       10,350
      8,000   B+      Schuler Homes Inc., 10.500% due 7/15/11 (b)...........................        8,720
                                                                                             ------------
                                                                                                   22,366
                                                                                             ------------

Casino Hotels -- 0.2%
     28,000   BB+     Harrah's Operating Co., Inc., 7.875% due 12/15/05.....................       29,575
     35,000   BB+     MGM MIRAGE, 8.375% due 2/1/11 (b).....................................       36,925
     11,000   BBB-    Park Place Entertainment, Sr. Notes, 8.500% due 11/15/06..............       11,495
                                                                                             ------------
                                                                                                   77,995
                                                                                             ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
----------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                              Security                                 Value
----------------------------------------------------------------------------------------------------

Casinos and Gaming -- 0.1%
$    20,000   BBB-    International Game Technology, Sr. Notes, 8.375% due 5/15/09...... $    23,536
     11,000   BB-     Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.750% due 1/1/09      11,495
                                                                                         -----------
                                                                                              35,031
                                                                                         -----------

Chemicals -- 0.3%
                      The Dow Chemical Co., Notes:
     30,000   A         5.250% due 5/14/04..............................................      30,987
     40,000   A         6.000% due 10/1/12 (b)..........................................      41,245
     25,000   AA-     E.I. du Pont de Nemours & Co., Debentures, 6.500% due 1/15/28.....      28,906
      4,000   BB+     FMC Corp., Secured Notes, 10.250% due 11/1/09 (d).................       4,280
      1,000   BB-     Georgia Gulf Corp., 10.375% due 11/1/07...........................       1,080
     23,000   BB      IMC Global Inc., 10.875% due 6/1/08...............................      24,265
                                                                                         -----------
                                                                                             130,763
                                                                                         -----------

Commercial Services -- 0.0%
      4,000   BBB-    Avis Group Holdings, Inc., 11.000% due 5/1/09.....................       4,440
                                                                                         -----------

Computer Services -- 0.4%
     45,000   A-      Electronic Data Systems Corp., Notes, 7.450% due 10/15/29 (b).....      43,346
                      International Business Machines Corp.:
     20,000   A+        Debentures, 7.125% due 12/1/96..................................      23,327
    100,000   A+        Notes, 4.250% due 9/15/09.......................................     103,870
                                                                                         -----------
                                                                                             170,543
                                                                                         -----------

Diversified Financial Services -- 2.4%
     50,000   A+      Boeing Capital Corp., Notes, 6.500% due 2/15/12...................      54,152
                      CIT Group Inc.:
     15,000   A         Notes, 6.500% due 2/7/06........................................      16,050
     40,000   A         Sr. Notes, 7.750% due 4/2/12 (b)................................      45,773
     50,000   A+      Credit Suisse First Boston USA Inc., Notes, 4.625% due 1/15/08....      51,784
                      Ford Motor Credit Co.:
     10,000   BBB       Bonds, 7.375% due 2/1/11........................................       9,726
                        Notes:
     30,000   BBB        7.875% due 6/15/10.............................................      30,013
     90,000   BBB        7.250% due 10/25/11............................................      86,609
     10,000   BBB       Sr. Notes, 5.800% due 1/12/09...................................       9,384
                      General Electric Capital Corp.:
    140,000   AAA       Debentures, Series EMTN, 6.375% due 8/23/08.....................     157,584
                        Notes, Series MTNA:
     50,000   AAA        5.875% due 2/15/12.............................................      54,165
     20,000   AAA        6.000% due 6/15/12.............................................      21,875
     10,000   AAA        6.750% due 3/15/32.............................................      11,442
    100,000   BBB     General Motors Acceptance Corp., Notes, 7.000% due 2/1/12 (b).....     100,924
                      Goldman Sachs Group Inc.:
     25,000   A+        Bonds, 6.875% due 1/15/11.......................................      28,567
     75,000   A+        Notes, 5.700% due 9/1/12........................................      79,303
                      Household Finance Corp., Notes:
     10,000   A-        7.200% due 7/15/06..............................................      11,177
     10,000   A-        8.000% due 7/15/10..............................................      11,815
     30,000   A-        6.375% due 10/15/11.............................................      32,541
     50,000   A-      John Deere Capital Corp., Notes, 7.000% due 3/15/12...............      58,310
     70,000   A       Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08..........      71,425

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
-----------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                              Security                                  Value
-----------------------------------------------------------------------------------------------------

Diversified Financial Services -- 2.4% (continued)
$    50,000   A+      Merrill Lynch & Co., Inc., Notes, Series MTNB, 5.350% due 6/15/04.. $    52,358
                      Morgan Stanley Group Inc.:
     75,000   A+        Bonds, 5.800% due 4/1/07.........................................      82,289
     25,000   A+        Unsub. Bonds, 6.100% due 4/15/06.................................      27,491
     17,000   CCC     Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10...........      15,215
                                                                                          -----------
                                                                                            1,119,972
                                                                                          -----------

Electric -- 1.3%
     34,000   B+      Calpine Canada Energy Finance LLC, 8.500% due 5/1/08...............      16,660
     10,000   B+      Calpine Corp., Sr. Notes, 8.750% due 7/15/07.......................       4,650
     10,000   A-      Detroit Edison Co., Secured Notes, 6.350% due 10/15/32.............      11,148
     60,000   BBB+    Dominion Resources Inc., Sr. Notes, 5.700% due 9/17/12.............      63,634
     20,000   A-      Duke Energy Co., Sr. Notes, 5.625% due 11/30/12....................      20,159
                      First Energy Corp., Notes:
     60,000   BBB-      Series A, 5.500% due 11/15/06....................................      61,320
     10,000   BBB-      Series B, 6.450% due 11/15/11....................................      10,268
                      Hydro Quebec, Local Government Guaranteed:
    140,000   A+        Series IU, 7.500% due 4/1/16.....................................     180,078
     10,000   A+        Series JL, 6.300% due 5/11/11....................................      11,556
     20,000   BBB-    MidAmerican Energy Holdings Co., Sr. Notes, 5.875% due 10/1/12.....      20,969
    100,000   A-      Niagara Mohawk Power Corp., Sr. Notes, Series G, 7.750% due 10/1/08     117,905
     20,000   BBB     Oncor Electric Delivery Co., Secured Notes, 6.375% due 1/15/15 (d).      21,552
     11,000   BB      Southern California Edison Co., 8.000% due 2/15/07 (d).............      11,412
     30,643   BBB-    System Energy Resources Inc., Secured Bonds, 7.430% due 1/15/11....      32,351
                                                                                          -----------
                                                                                              583,662
                                                                                          -----------

Food -- 0.5%
     75,000   BBB     Kellogg Co., Notes, Series B, 6.600% due 4/1/11....................      85,695
     40,000   A       Nabisco Inc., Debentures, 7.550% due 6/15/15.......................      50,647
     65,000   A+      Sara Lee Corp., Notes, 6.250% due 9/15/11..........................      73,822
                                                                                          -----------
                                                                                              210,164
                                                                                          -----------

Forest Products and Paper -- 0.5%
                      Abitibi Consolidated Inc.:
     10,000   BB+       Bonds, 8.550% due 8/1/10.........................................      11,024
      4,000   BB+       Debentures, 8.500% due 8/1/29....................................       4,087
      9,000   BB+     Cascades Inc., Sr. Notes, 7.250% due 2/15/13 (d)...................       9,270
                      Georgia-Pacific Corp.:
     10,000   BB+       Debentures, 9.500% due 12/1/11 (b)...............................       9,650
      2,000   BB+       Notes, 8.875% due 5/15/31........................................       1,690
                        Sr. Notes:
      6,000   BB+        8.875% due 2/1/10 (d)...........................................       6,000
      6,000   BB+        9.375% due 2/1/13 (d)...........................................       6,090
     45,000   BBB     MeadWestvaco Corp., 6.850% due 4/1/12..............................      50,853
     10,000   BB+     Tembec Industries Inc., 7.750% due 3/15/12.........................       9,800
                      Weyerhaeuser Co.:
     30,000   BBB       Debentures, 7.375% due 3/15/32 (d)...............................      33,599
     80,000   BBB       Notes, 6.750% due 3/15/12 (d)....................................      88,503
                                                                                          -----------
                                                                                              230,566
                                                                                          -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
----------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                              Security                                 Value
----------------------------------------------------------------------------------------------------

Healthcare Services -- 0.1%
$    30,000   BBB-    HCA Inc., Sr. Notes, 7.875% due 2/1/11............................ $    33,577
     10,000   BBB     Manor Care Inc., Sr. Notes, 7.500% due 6/15/06....................      10,328
      5,000   BBB-    Tenet Healthcare Corp., Notes, 7.375% due 2/1/13..................       5,063
                                                                                         -----------
                                                                                              48,968
                                                                                         -----------

Holding Companies -- 0.1%
      9,000   BB      Peabody Energy Corp., Series B, 8.875% due 5/15/08................       9,473
     50,000   B       Williams Holdings of Delaware, Debentures, 6.250% due 2/1/06 (b)..      43,750
                                                                                         -----------
                                                                                              53,223
                                                                                         -----------

Hotels -- 0.0%
     20,000   B+      Host Marriott Corp., Series B, 7.875% due 8/1/08..................      18,700
                                                                                         -----------

Household Product/Wares -- 0.0%
     11,000   BBB-    American Greetings Corp., Notes, 6.100% due 8/1/28................      10,450
                                                                                         -----------

Insurance -- 0.3%
                      Loews Corp.:
     30,000   A+        Debentures, 8.875% due 4/15/11..................................      36,365
     20,000   A+        Sr. Notes, 7.625% due 6/1/23....................................      20,560
     10,000   BB-     Willis Corroon Corp., 9.000% due 2/1/09...........................      10,650
     75,000   A+      Xl Capital Financial Europe PLC, 6.500% due 1/15/12...............      82,974
                                                                                         -----------
                                                                                             150,549
                                                                                         -----------

Iron and Steel -- 0.0%
     14,000   BB      AK Steel Corp., 7.750% due 6/15/12................................      13,615
                                                                                         -----------

Machinery Diversified -- 0.0%
     10,000   BB+     Cummins Inc., Sr. Notes, 9.500% due 12/1/10 (d)...................      10,700
      5,000   BB-     Teekay Shipping Corp., Sr. Notes, 8.875% due 7/15/11..............       5,300
                                                                                         -----------
                                                                                              16,000
                                                                                         -----------

Manufacturing Miscellaneous -- 0.6%
     10,000   AAA     General Electric Co., Notes, 5.000% due 2/1/13....................      10,330
      2,000   BB-     SPX Corp., Sr. Notes, 7.500% due 1/1/13...........................       2,080
                      Tyco International Group S.A.:
     16,000   BBB-      7.000% due 6/15/28..............................................      14,480
    144,000   BBB-      6.875% due 1/15/29 (b)..........................................     129,024
    130,000   BBB-      Notes, 6.375% due 10/15/11......................................     121,550
                                                                                         -----------
                                                                                             277,464
                                                                                         -----------

Media -- 0.9%
    110,000   BBB+    AOL Time Warner Inc., 7.700% due 5/1/32...........................     117,581
     20,000   BB+     British Sky Broadcasting PLC, 6.875% due 2/23/09..................      21,205
     70,000   BBB     Comcast Corp., 6.500% due 1/15/15.................................      74,234
     30,000   BBB     Cox Communications Inc., Notes, 7.125% due 10/1/12................      34,200
                      CSC Holdings Inc., Debentures:
      4,000   BB-       7.875% due 2/15/18..............................................       3,780
      1,000   BB-       7.625% due 7/15/18..............................................         933
     25,000   BBB-    News America Holdings, 7.750% due 12/1/45.........................      27,404
     10,000   BBB-    Rogers Cable Inc., Notes, 7.875% due 5/1/12.......................       9,950
     30,000   BBB+    Time Warner Entertainment Co., L.P., Sr. Notes, 8.375% due 7/15/33      35,400

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
--------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                                Security                                   Value
--------------------------------------------------------------------------------------------------------

Media -- 0.9% (continued)
                      Viacom Inc.:
$    25,000   A-        6.400% due 1/30/06 (b).............................................. $    27,682
     50,000   A-        5.625% due 8/15/12..................................................      54,388
                                                                                             -----------
                                                                                                 406,757
                                                                                             -----------

Money Center Banks -- 0.4%
                      J.P. Morgan Chase & Co.:
     40,000   A+        Notes, 4.000% due 2/1/08............................................      40,511
                        Sub. Notes:
     10,000   A          6.000% due 2/15/09.................................................      10,769
    110,000   A          5.750% due 1/2/13..................................................     115,229
     10,000   BBB-    Sumitomo Mitsui Banking Corp./New York, Sub. Notes, 8.000% due 6/15/12      11,681
                                                                                             -----------
                                                                                                 178,190
                                                                                             -----------

Non-Hazardous Waste Disposal -- 0.3%
     23,000   BB-     Allied Waste North America, Series B, 8.875% due 4/1/08...............      24,092
                      Waste Management Inc.:
     20,000   BBB       7.375% due 5/15/29..................................................      22,172
     80,000   BBB       7.750% due 5/15/32..................................................      92,937
                                                                                             -----------
                                                                                                 139,201
                                                                                             -----------

Oil and Gas Drilling -- 1.6%
                      Anadarko Finance Co., Series B:
     55,000   BBB+      6.750% due 5/1/11...................................................      62,854
     40,000   BBB+      7.500% due 5/1/31...................................................      48,637
     10,000   BBB     Anderson Exploration Ltd., Notes, 6.750% due 3/15/11..................      11,058
     60,000   A-      Apache Corp., Notes, 6.250% due 4/15/12 (b)...........................      68,182
     20,000   AA+     Atlantic Richfield Co., Notes, 5.900% due 4/15/09.....................      22,531
     20,000   AA+     BP Capital Markets PLC, 4.625% due 5/27/05............................      21,312
      3,000   B+      Chesapeake Energy Corp., 8.125% due 4/1/11............................       3,150
    100,000   AA      Chevron Texaco Capital Co., 3.500% due 9/17/07........................     102,518
     30,000   A-      Conoco Funding Co., 6.350% due 10/15/11...............................      34,096
     70,000   A-      Conoco Inc., Sr. Notes, 6.950% due 4/15/29............................      80,287
                      ConocoPhillips:
    130,000   A-        4.750% due 10/15/12 (d).............................................     132,253
     20,000   A-        Notes, 8.750% due 5/25/10...........................................      25,230
                      Devon Financing Corp. ULC:
     60,000   BBB       6.875% due 9/30/11 (b)..............................................      68,332
     20,000   BBB       7.875% due 9/30/31..................................................      24,318
                      Forest Oil Corp.:
      5,000   BB        7.750% due 5/1/14...................................................       5,063
      5,000   BB        Sr. Notes, 8.000% due 6/15/08.......................................       5,213
     10,000   BBB+    Petronas Capital Ltd., 7.875% due 5/22/22 (d).........................      10,983
     30,000   B       Petrozuata Finance Inc., 8.220% due 4/1/17 (d)........................      20,475
     10,000   BB+     Pioneer Natural Resources Co., 9.625% due 4/1/10......................      12,014
                                                                                             -----------
                                                                                                 758,506
                                                                                             -----------

Oil and Gas Services -- 0.0%
      1,000   BB-     Grant Prideco Escrow Corp., Sr. Notes, 9.000% due 12/15/09 (d)........       1,055
                                                                                             -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
---------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                             Security                                 Value
---------------------------------------------------------------------------------------------------

Packaging and Containers -- 0.1%
$    21,000   BB      Ball Corp., Sr. Notes, 6.875% due 12/15/12 (d)................... $    21,368
     10,000   BB+     Packaging Corp. of America, 9.625% due 4/1/09....................      10,875
                                                                                        -----------
                                                                                             32,243
                                                                                        -----------

Pharmaceuticals -- 0.2%
     10,000   BB-     AmerisourceBergen Corp., Sr. Notes, 8.125% due 9/1/08............      10,850
     90,000   AA      Bristol-Myers Squibb Co., Notes, 5.750% due 10/1/11..............      97,958
                                                                                        -----------
                                                                                            108,808
                                                                                        -----------

Pipelines -- 0.2%
     40,000   CCC+    Dynegy Holdings Inc., Sr. Notes, 8.750% due 2/15/12 (b)..........      24,600
                      El Paso Corp., Sr. Notes, Series MTN.:
     30,000   B         7.800% due 8/1/31 (b)..........................................      20,453
     40,000   B         7.750% due 1/15/32 (b).........................................      27,271
     10,000   B+      El Paso National Gas Co., Bonds, 8.375% due 6/15/32 (d)..........       8,072
     10,000   B       Williams Cos. Inc., Bonds, 8.750% due 3/15/32 (d)................       8,150
                                                                                        -----------
                                                                                             88,546
                                                                                        -----------

Real Estate Investment Trust -- 0.1%
     13,000   B+      Felcor Lodging L.P., 8.500% due 6/1/11...........................      11,635
      2,000   B+      Host Marriott L.P., Series G, 9.250% due 10/1/07.................       1,955
     10,000   BB-     Ventas Realty L.P./Ventas Capital Corp., 8.750% due 5/1/09.......      10,600
                                                                                        -----------
                                                                                             24,190
                                                                                        -----------

Regional Authority -- 0.6%
    100,000   AA      Province of Ontario, Notes, 3.500% due 9/17/07...................     102,702
                      Province of Quebec, Debentures:
    120,000   A+        7.500% due 9/15/29.............................................     156,048
     20,000   A+        Series NJ, 7.500% due 7/15/23..................................      25,281
                                                                                        -----------
                                                                                            284,031
                                                                                        -----------

Resorts and Theme Parks -- 0.0%
      6,000   B       Six Flags, Inc., Sr. Notes, 9.750% due 6/15/07 (b)...............       5,730
                                                                                        -----------

Retail -- 0.5%
     10,000   BB+     The Gap Inc., Notes, 6.900% due 9/15/07..........................      10,150
     17,000   BBB-    J.C. Penney Co., Inc., Notes, 8.000% due 3/1/10..................      17,425
     70,000   A+      Target Corp., Notes, 5.875% due 3/1/12...........................      76,916
    100,000   AA      Wal-Mart Stores Inc., Notes, 7.550% due 2/15/30..................     129,222
                                                                                        -----------
                                                                                            233,713
                                                                                        -----------

Telecommunications -- 1.4%
     30,000   BBB+    AT&T Corp., Sr. Notes, 8.500% due 11/15/31.......................      32,555
                      AT&T Wireless Services, Inc.:
     50,000   BBB       Notes, 8.125% due 5/1/12.......................................      53,855
     25,000   BBB       Sr. Notes, 7.350% due 3/1/06 (b)...............................      26,646
     50,000   A+      BellSouth Corp., Notes, 6.000% due 10/15/11......................      55,729
     10,000   A-      British Telecommunications PLC, Bonds, 8.875% due 12/15/30.......      12,965
     25,000   BBB+    Deutsche Telekom International Financial B.V., 8.750% due 6/15/30      29,447
                      EchoStar DBS Corp., Sr. Notes:
      7,000   B+        9.125% due 1/15/09.............................................       7,525
     16,000   B+        9.375% due 2/1/09..............................................      17,120

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
---------------------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                                      Security                                          Value
---------------------------------------------------------------------------------------------------------------------

Telecommunications -- 1.4% (continued)
                      PanAmSat Corp.:
$    10,000   B-        8.500% due 2/1/12................................................................ $     9,875
      4,000   BB-       Notes, 6.375% due 1/15/08........................................................       3,960
     20,000   B-      Qwest Corp., Notes, 7.625% due 6/9/03 (b)..........................................      20,125
    100,000   AA-     SBC Communications Inc., Notes, 5.875% due 8/15/12.................................     109,539
                      Sprint Capital Corp.:
     50,000   BBB-      6.000% due 1/15/07...............................................................      47,375
     60,000   BBB-      6.125% due 11/15/08 (b)..........................................................      56,100
     30,000   BBB-      Notes, 8.375% due 3/15/12........................................................      30,225
                      Verizon Global Funding Corp., Notes:
     70,000   A+        6.875% due 6/15/12...............................................................      80,162
     30,000   A+        7.375% due 9/1/12................................................................      35,513
                                                                                                          -----------
                                                                                                              628,716
                                                                                                          -----------

Transportation - Rail -- 0.6%
     75,000   BBB     Canadian Pacific Railway Ltd., Bonds, 7.125% due 10/15/31..........................      90,670
                      Norfolk Southern Corp., Sr. Notes:
     40,000   BBB       6.750% due 2/15/11 (b)...........................................................      46,136
     30,000   BBB       7.250% due 2/15/31...............................................................      34,984
                      Union Pacific Corp.:
     75,000   BBB       Debentures, 6.625% due 2/1/29....................................................      84,461
     25,000   BBB       Notes, 6.650% due 1/15/11........................................................      28,545
                                                                                                          -----------
                                                                                                              284,796
                                                                                                          -----------
                      TOTAL CORPORATE BONDS AND NOTES
                      (Cost -- $7,664,633)...............................................................   7,942,997
                                                                                                          -----------
CONVERTIBLE BONDS -- 0.1%
     50,000   A+      Verizon Global Funding Corp., Bonds, Series BR, 5.750% due 4/1/03 (Cost -- $49,968)      50,100
                                                                                                          -----------
SOVEREIGN BONDS -- 0.5%

Brazil -- 0.2%
                      Federal Republic of Brazil:
     67,728   B+        Bonds, Series 20yrs, 8.000% due 4/15/14..........................................      50,584
     25,000   B+        Government Guaranteed, Series 18yrs, 2.625% due 4/15/12..........................      15,578
     10,000   B+        Notes, 12.000% due 4/15/10.......................................................       8,387
     20,000   B+        Unsub. Bonds, 11.000% due 8/17/40................................................      14,365
                                                                                                          -----------
                                                                                                               88,914
                                                                                                          -----------

Bulgaria -- 0.1%
                      Republic of Bulgaria, Bonds:
     15,000   BB        8.250% due 1/15/15 (d)...........................................................      17,132
     16,000   BB        8.250% due 1/15/15 (d)...........................................................      18,276
                                                                                                          -----------
                                                                                                               35,408
                                                                                                          -----------

Italy -- 0.1%
     40,000   AA      Republic of Italy, Bonds, 2.500% due 3/31/06.......................................      40,278
                                                                                                          -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
----------------------------------------------------------------------------------------------

   Face
  Amount    Rating(c)                           Security                              Value
----------------------------------------------------------------------------------------------

Panama -- 0.1%
                      Republic of Panama, Bonds:
$    20,000    BB       9.375% due 7/23/12........................................ $    21,100
     15,000    BB       10.750% due 5/15/20.......................................      16,725
                                                                                   -----------
                                                                                        37,825
                                                                                   -----------

Peru -- 0.0%
     19,600    BB-    Republic of Peru, Bonds, 5.000% due 3/7/17..................      16,170
                                                                                   -----------

Philippines -- 0.0%
     15,000    BB+    Philippine Government International Bond, 9.875% due 1/15/19      14,821
                                                                                   -----------

Russian -- 0.0%
     10,000    BB     Russian Federation, Unsub. Bonds, 5.000% due 3/31/30........       8,562
                                                                                   -----------
                      TOTAL SOVEREIGN BONDS
                      (Cost -- $247,248)..........................................     241,978
                                                                                   -----------

  Shares
-----------
PREFERRED STOCK -- 0.2%
        100           Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08..      10,075
      1,000           Home Ownership Funding CP II, 13.338% (d)(e)................      62,944
         35           McLeodUSA Inc., Series A, 2.500% due 4/18/12................         119
                                                                                   -----------
                      TOTAL PREFERRED STOCK
                      (Cost -- $79,265)...........................................      73,138
                                                                                   -----------

 Warrants
-----------
WARRANTS -- 0.0%
         77           McLeodUSA Inc., Expire 4/16/07 (Cost -- $0).................          17
                                                                                   -----------

 Contracts
-----------
PURCHASED OPTIONS -- 0.0%
                      Euro Dollar Futures:
          2             Put @ 97.5, Expire 3/14/03................................          13
          9             Put @ 96, Expire 6/13/03..................................          56
                      U.S. Treasury Notes:
      1,500             Call @ 99.8437, Expire 4/7/03.............................       3,047
      1,500             Call @ 99.8593, Expire 4/7/03.............................       2,953
                                                                                   -----------
                      TOTAL PURCHASED OPTIONS
                      (Cost -- $4,574)............................................       6,069
                                                                                   -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
---------------------------------------------------------------------------------------

   Face
  Amount                               Security                                Value
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.2%
$    51,862 AmeriCredit Automobile Receivables Trust, 1.441% due 6/13/05... $    51,897
    180,000 Capital Auto Receivables Asset Trust, 1.390% due 6/15/05.......     180,000
     81,370 CDC Mortgage Capital Trust, 1.646% due 1/25/33.................      81,512
            Chase Funding Mortgage Loan Asset-Backed Certificates:
     71,337   1.586% due 4/25/32...........................................      71,081
     76,669   1.656% due 8/25/32...........................................      76,939
    100,000 Commercial Mortgage Acceptance Corp., 6.570% due 10/15/07......     111,020
            Countrywide Asset-Backed Certificates:
    266,519   1.706% due 5/25/32...........................................     266,561
    181,605   2.026% due 12/25/32..........................................     181,605
    229,522   Series 2000-4, 1.576% due 12/25/31 (a).......................     229,430
     46,898   Series 2001-BC3, 1.576% due 12/25/31.........................      46,978
     52,147 Countrywide Funding Corp., 13.483% due 1/25/24.................      53,467
            Countrywide Home Equity Loan Trust:
     33,090   1.580% due 4/15/27 (a).......................................      33,070
     63,472   1.580% due 5/15/28...........................................      63,351
    832,496 Countrywide Home Loans, 6.864% due 8/25/29 (f).................      29,137
     16,263 Delta Funding Home Equity Loan Trust, 1.940% due 2/15/31.......      16,343
    100,000 Deutsche Mortgage and Asset Receiving Corp., 6.538% due 2/15/08     110,491
     73,094 EMC Mortgage Loan Trust, 1.986% due 10/25/32...................      73,094
            Fannie Mae:
    310,000   Bonds, 6.625% due 11/15/30...................................     373,569
    180,000   Notes, 2.125% due 4/15/06....................................     179,472
            GMAC Commercial Mortgage Securities Inc.:
    129,957   1.580% due 1/15/12...........................................     129,937
    200,000   6.700% due 5/15/30...........................................     220,252
    308,000 Government National Mortgage Association, 13.320% due 11/20/32.     345,957
     21,594 Household Automotive Trust, 7.050% due 2/17/05.................      21,873
     87,230 Household Automotive Trust III, 6.650% due 4/17/06.............      88,899
    199,420 Impac CMB Trust, 1.736% due 2/25/33............................     199,451
            Lehman Brothers Commercial Mortgage Trust:
    120,937   1.570% due 5/17/03...........................................     120,987
     98,281   1.580% due 8/16/13 (d).......................................      98,377
     20,495 New Century Home Equity Loan Trust, 1.616% due 7/25/30.........      20,466
    100,000 Nomura Asset Securities Corp., 7.120% due 4/13/39..............     111,756
    115,620 Ocwen Residential MBS Corp., 7.000% due 10/25/40...............     117,848
            Option One Mortgage Loan Trust:
     80,237   1.736% due 11/25/32..........................................      80,262
    199,511   1.756% due 2/25/33...........................................     199,830
    100,000 Providian Master Trust, 1.510% due 4/15/09.....................      99,661
     79,215 Prudential Home Mortgage Securities, 13.874% due 12/25/08......      82,926
     26,356 Residential Funding Mortgage Securities I, 5.875% due 9/25/31..      26,730
     35,000 Sears Credit Account Master Trust, 6.050% due 1/15/08..........      35,796
     64,191 Security National Mortgage Loan Trust, 3.070% due 12/25/10.....      64,071
    187,854 Structured Asset Securities Corp., 1.836% due 8/25/32..........     188,510
     80,000 Wachovia Asset Securitization Inc., 1.706% due 9/27/32.........      80,031
    167,992 Washington Mutual, 1.626% due 6/25/24..........................     167,919
      1,931 WFS Financial Owner Trust, 7.750% due 11/20/04.................       1,960
                                                                            -----------
            TOTAL ASSET-BACKED SECURITIES
            (Cost -- $4,597,852)...........................................   4,732,516
                                                                            -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
-------------------------------------------------------------------

   Face
  Amount                       Security                   Value
-------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 34.9%

Federal Home Loan Mortgage Corporation (FHLMC) -- 7.2%
$ 1,744,817           6.000% due 3/15/08 (f)........... $   27,068
  1,000,000           6.000% due 12/15/08 (f)..........     24,285
  1,499,890           6.000% due 1/15/16 (f)...........     36,888
    915,058           7.000% due 7/15/23 (f)...........    109,862
    993,946           7.000% due 11/15/23 (f)..........    142,943
    400,000           6.500% due 12/15/23 (f)..........      7,231
    658,846           20.990% due 2/15/24 (f)..........    144,863
    239,250           7.000% due 8/15/29...............    262,933
    400,000           13.420% due 12/15/31.............    448,716
                      Gold:
    227,976             6.500% due 11/1/16.............    241,504
     61,279             7.500% due 7/1/28..............     65,851
    275,396             7.000% due 11/1/29.............    290,412
    188,782             7.000% due 11/1/30.............    199,028
    173,623             6.500% due 11/1/31.............    181,787
    900,000             6.000% due 3/1/33 (g)(h).......    936,562
    200,000             7.500% due 3/1/33 (g)(h).......    213,312
                                                        ----------
                                                         3,333,245
                                                        ----------

Federal National Mortgage Association (FNMA) -- 17.8%
     79,336           5.500% due 11/25/10..............     81,267
    567,550           6.000% due 11/1/13...............    597,621
     66,035           5.500% due 6/1/16................     68,917
    143,710           6.500% due 7/1/17................    152,538
  2,510,000           5.000% due 3/1/18 (g)(h).........  2,582,946
    210,000           5.500% due 3/1/18 (g)(h).........    218,794
    132,374           7.000% due 3/18/26 (f)...........      6,171
    196,954           5.500% due 10/18/27..............    203,778
    154,000           5.500% due 9/25/32...............    157,578
    600,000           5.500% due 3/1/33 (g)(h).........    614,063
  1,140,000           6.000% due 3/1/33 (g)(h).........  1,185,600
  2,100,000           6.500% due 3/1/33 (g)(h).........  2,196,470
    200,000           7.000% due 3/1/33 (g)(h).........    211,000
                                                        ----------
                                                         8,276,743
                                                        ----------

Government National Mortgage Association (GNMA) -- 9.9%
                      GNMA I:
    234,130             6.000% due 3/15/29.............    245,652
     82,329             8.000% due 2/15/30.............     89,292
     19,075             8.000% due 3/15/30.............     20,688
    178,051             6.500% due 6/15/31.............    187,802
    166,837             6.500% due 12/15/31............    175,973
    424,615             6.500% due 5/15/32.............    447,829
    136,221             6.000% due 8/15/32.............    142,763
    180,702             6.000% due 10/15/32............    189,381

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
----------------------------------------------------------------

   Face
  Amount                   Security                     Value
----------------------------------------------------------------

Government National Mortgage Association (GNMA) --
 9.9% (continued)
$   219,121  6.000% due 10/15/32.................... $   229,645
  1,100,000  6.000% due 3/1/33 (g)(h)...............   1,150,188
  1,350,000  6.500% due 3/1/33 (g)(h)...............   1,422,141
    200,000  7.000% due 3/1/33 (g)(h)...............     212,562
     69,893 Ginnie Mae II pool, 8.000% due 6/20/25..      76,061
                                                     -----------
                                                       4,589,977
                                                     -----------
            TOTAL MORTGAGE-BACKED SECURITIES (Cost
            -- $16,169,732).........................  16,199,965
                                                     -----------
            SUB-TOTAL INVESTMENTS (Cost --
            $33,152,821)............................  33,858,835
                                                     -----------
SHORT TERM INVESTMENTS -- 27.0%
COMMERCIAL PAPER -- 0.6%

Federal National Mortgage Association (FNMA) -- 0.6%
    300,000 1.150% due 10/22/03 (Cost -- $297,611)..     297,611
                                                     -----------
REPURCHASE AGREEMENTS -- 26.4%
 11,894,000 Merrill Lynch & Co., Inc., 1.270% due
             3/3/03; Proceeds at maturity --
             $11,895,259;
             (Fully collateralized U.S. Treasury
             Notes and Bonds, 6.250% to 11.750% due
             2/15/10 to 5/15/30; Market value --
             $12,131,880)...........................  11,894,000
    330,000 State Street Bank and Trust Co., 1.270%
             due 3/3/03; Proceeds at maturity --
             $330,035; (Fully collateralized
             by Federal National Mortgage
             Association, 1.600% due 1/16/04;
             Market value -- $340,967)..............     330,000
                                                     -----------
            TOTAL REPURCHASE AGREEMENTS (Cost --
            $12,224,000)............................  12,224,000
                                                     -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost --
            $12,521,611)............................  12,521,611
                                                     -----------
            TOTAL INVESTMENTS -- 100% (Cost --
            $45,674,432**).......................... $46,380,446
                                                     ===========

--------
(a) All or a portion of this security is segregated as collateral for open futures contracts commitments, open option contracts, open purchase commitments and mortgage dollar rolls.
(b) All or a portion of this security is on loan (See Note 14).
(c) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Interest rate shown reflects current rate on instrument with variable rate or step coupon rates.
(f) Interest only security.
(g) Security is traded on a "to-be-announced" basis (See Note 11).
(h) Mortgage dollar rolls (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 78 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

          Schedule of Options Written
          February 28, 2003 (unaudited)

Multi-Sector Fixed Income Investments
------------------------------------------------------------------------------------

Contracts                Security                  Expiration Strike Price   Value
------------------------------------------------------------------------------------
     7    Euro Dollar Future Call.................   12/03      $ 98.00    $(10,762)
 3,300    FNMA Call...............................    3/07       101.60      (2,604)
 3,300    FNMA Call...............................    3/07       101.61      (2,475)
     8    U.S. Treasury 5 Year Note Future Put....    5/03       110.00      (1,750)
    30    U.S. Treasury 10 Year Note Call.........    5/03       116.00     (39,844)
    12    U.S. Treasury 10 Year Note Call.........    5/03       118.00      (9,000)
    20    U.S. Treasury 10 Year Note Put..........    5/03       108.00      (3,125)
     6    U.S. Treasury Bonds Future Put..........    5/03       106.00      (2,250)
     1    U.S. Treasury Bonds Future Put..........    3/03       112.00        (391)
     4    U.S. Treasury Bonds Future Put..........    5/03       108.00      (2,625)
                                                                           --------
          TOTAL OPTIONS WRITTEN
          (Premiums received -- $75,623)..........                         $(74,826)
                                                                           ========

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Government Money Investments
-------------------------------------------------------------------------------------------------------

   Face                                                                       Annualized
  Amount                               Security                                 Yield         Value
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 75.9%
$15,060,000 Federal Farm Credit Bank mature 5/1/03 to 1/16/04.............. 1.28% to 5.00% $ 15,006,797
 33,773,000 Federal Home Loan Bank mature 3/3/03 to 9/2/03 ................  1.20 to 5.63    33,789,823
 14,143,000 Federal Home Loan Mortgage Corp. mature 3/14/03 to 11/15/03 ...  1.22 to 7.38    14,205,628
 28,268,000 Federal National Mortgage Association mature 3/5/03 to 11/14/03  1.20 to 4.75    28,255,193
  3,100,000 Sallie Mae matures 1/9/04......................................      1.42         3,104,460
                                                                                           ------------
            TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES
            (Cost -- $94,361,901)..........................................                  94,361,901
                                                                                           ------------
U.S. TREASURY OBLIGATIONS -- 24.1%
 25,000,000 U.S. Treasury Bill matures 3/27/03.............................      1.22        24,977,972
  5,000,000 U.S. Treasury Note matures 11/30/03............................      3.00         5,054,664
                                                                                           ------------
            TOTAL U.S. TREASURY OBLIGATIONS
            (Cost -- $30,032,636)..........................................                  30,032,636
                                                                                           ------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $124,394,537*) .......................................                $124,394,537
                                                                                           ============

--------
*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          Ratings and Security Descriptions
          (unaudited)

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B,   -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CCC,      balance, as predominantly speculative with respect to the issuer's
CC and C  capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.
D        -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.

 Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
 Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
         "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
 A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
 Baa    -- Bonds rated "Baa" are considered to be medium grade obligations,
         i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be
         characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
 Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
         Uncertainty of position characterizes bonds in this class.
 B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
 Caa    -- Bonds rated "Caa" and "Ca" are of poor standing. These issues may and Ca  be in default, or present elements of danger may exist with respect to principal or interest.
 C      -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
 NR     -- Indicates that the bond is not rated by Standard & Poor's or
         Moody's.

Short-Term Security Ratings

 VMIG 1 -- Moody's highest rating for issues having demand feature --
         variable-rate demand obligation (VRDO).
 P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
 A-1    -- Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus
         (+) sign.

Security Descriptions

AMBAC -- AMBAC Indemnity Corporation             GO   -- General Obligation
CMO   -- CollateralizedMortgage Obligations      ISD  -- Independent School District
FGIC  -- Financial Guaranty Insurance Company    MBIA -- Municipal Bond Investors Assurance Corporation
FHLMC -- FederalHome Loan Mortgage Corporation   PCR  -- Pollution Control Revenue
FNMA  -- Federal National Mortgage Association   PDI  -- Past Due Interest
FSA   -- FinancialSecurity Assurance             PSFG -- Permanent School Fund Guaranty
GNMA  -- GovernmentNational Mortgage Association VRDN -- Variable Rate Demand Note

                     (This page intentionally left blank.)

          Statements of Assets and Liabilities
          February 28, 2003 (unaudited)



                                                                 Large           Large
                                                             Capitalization  Capitalization     S&P 500
                                                              Value Equity       Growth          Index
                                                              Investments     Investments     Investments
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost....................................... $1,074,034,110  $1,036,762,621  $ 17,569,814
 Short-term investments, at cost............................     17,125,000       6,881,000       350,833
                                                             ==============  ==============  ============
 Investments, at value...................................... $  962,542,048  $  918,829,083  $ 15,329,440
 Short-term investments, at value...........................     17,125,000       6,881,000       350,833
 Cash.......................................................          2,776           2,608           578
 Receivable for securities sold.............................      3,374,352      10,780,103            --
 Dividends and interest receivable..........................      2,442,779         587,571        31,682
 Receivable for Fund shares sold............................      1,553,995       1,474,601        27,140
 Receivable from manager....................................             --              --         2,026
 Receivable from broker -- variation margin.................             --              --           405
 Collateral for securities on loan (Note 14)................             --              --            --
                                                             --------------  --------------  ------------
 Total Assets...............................................    987,040,950     938,554,966    15,742,104
                                                             --------------  --------------  ------------
LIABILITIES:
 Payable for securities purchased...........................      3,185,826       8,804,996            --
 Payable for Fund shares purchased..........................      2,640,323       3,281,667       160,797
 Management fees payable....................................        433,953         255,390            --
 Administration fees payable................................        141,619         186,181            --
 Payable for securities on loan (Note 14)...................             --              --            --
 Written options, at value (Premiums received -- $40,265,
   $28,901 and $75,623, respectively) (Note 6)..............             --              --            --
 Dividends payable..........................................             --              --            --
 Payable to bank............................................             --              --            --
 Payable to broker -- variation margin......................             --              --            --
 Accrued expenses...........................................        612,943         631,610        38,022
                                                             --------------  --------------  ------------
 Total Liabilities..........................................      7,014,664      13,159,844       198,819
                                                             --------------  --------------  ------------
Total Net Assets............................................ $  980,026,286  $  925,395,122  $ 15,543,285
                                                             ==============  ==============  ============
NET ASSETS:
 Par value of shares of beneficial interest................. $      130,635  $      116,485  $      3,362
 Capital paid in excess of par value........................  1,257,049,734   1,511,993,633    31,498,741
 Undistributed (overdistributed) net investment income......      4,172,140              --        66,367
 Accumulated net investment loss............................             --      (1,320,233)           --
 Accumulated net realized gain (loss) from security
   transactions, futures contracts and options..............   (169,834,161)   (467,461,225)  (13,786,648)
 Net unrealized appreciation (depreciation) of investments,
   futures contracts and options............................   (111,492,062)   (117,933,538)   (2,238,537)
                                                             --------------  --------------  ------------
Total Net Assets............................................ $  980,026,286  $  925,395,122  $ 15,543,285
                                                             ==============  ==============  ============
Shares Outstanding..........................................    130,635,277     116,485,238     3,361,573
                                                             ==============  ==============  ============
Net Asset Value.............................................          $7.50           $7.94         $4.62
                                                             ==============  ==============  ============

                      See Notes to Financial Statements.

Intermediate   Long-Term   Municipal    Mortgage                  Multi-Sector  Government
Fixed Income     Bond        Bond        Backed      High Yield   Fixed Income     Money
Investments   Investments Investments  Investments   Investments  Investments   Investments
--------------------------------------------------------------------------------------------
$266,297,976  $25,963,997 $25,895,651  $105,578,754 $212,798,640  $33,152,821  $124,394,537
  44,262,410      767,208          --    35,133,000    5,472,000   12,521,611            --
============  =========== ===========  ============ ============  ===========  ============
$279,956,691  $27,729,046 $27,654,267  $107,289,664 $212,371,923  $33,858,835  $124,394,537
  44,262,410      767,208          --    35,133,000    5,472,000   12,521,611            --
       1,235           95          --         1,709           --        3,421           652
  18,639,499      471,129   1,117,548            --    2,405,779      534,665            --
   2,996,473      280,576     358,003       720,094    4,441,800      249,543       375,677
   2,389,042       35,557      18,410     1,577,441    1,102,300       92,578            --
          --           --          --            --           --           --        19,610
      29,462           --          --            --           --           --            --
  40,429,739    3,831,098          --            --   19,033,780    4,500,991            --
------------  ----------- -----------  ------------ ------------  -----------  ------------
 388,704,551   33,114,709  29,148,228   144,721,908  244,827,582   51,761,644   124,790,476
------------  ----------- -----------  ------------ ------------  -----------  ------------
  29,771,816      419,142          --    30,028,972    3,430,744   11,518,708            --
   1,056,519       38,331       1,678       101,008      167,567       23,934            --
      88,889        8,097       8,185        29,950       85,458       14,395            --
      44,734        4,048       4,151        16,047       31,084        4,964            --
  40,429,739    3,831,098          --            --   19,033,780    4,500,991            --

      67,084       37,172          --            --           --       74,826            --
      48,361        6,072       8,024        24,049           --          661        28,404
          --           --     204,058            --      336,735           --            --
          --       30,497          --            --           --        3,086            --
     237,939       82,205      34,846        74,744      175,739       22,679       241,468
------------  ----------- -----------  ------------ ------------  -----------  ------------
  71,745,081    4,456,662     260,942    30,274,770   23,261,107   16,164,244       269,872
------------  ----------- -----------  ------------ ------------  -----------  ------------
$316,959,470  $28,658,047 $28,887,286  $114,447,138 $221,566,475  $35,597,400  $124,520,604
============  =========== ===========  ============ ============  ===========  ============
$     37,880  $     3,292 $     3,157  $     13,824 $     50,328  $     4,521  $    124,508
 314,025,438   26,632,671  29,020,458   112,302,239  322,711,820   36,186,184   124,383,251
     118,540      156,803     308,759       401,886     (779,255)    (203,332)       49,547
          --           --          --            --           --           --            --
 (11,288,643)     153,932  (2,203,704)       18,279  (99,989,701)  (1,032,742)      (36,702)
  14,066,255    1,711,349   1,758,616     1,710,910     (426,717)     642,769            --
------------  ----------- -----------  ------------ ------------  -----------  ------------
$316,959,470  $28,658,047 $28,887,286  $114,447,138 $221,566,475  $35,597,400  $124,520,604
============  =========== ===========  ============ ============  ===========  ============
  37,879,677    3,291,631   3,157,071    13,824,143   50,328,362    4,520,790   124,507,759
============  =========== ===========  ============ ============  ===========  ============
       $8.37        $8.71       $9.15         $8.28        $4.40        $7.87         $1.00
============  =========== ===========  ============ ============  ===========  ============

                      See Notes to Financial Statements.

          Statements of Operations
          For the Six Months Ended February 28, 2003 (unaudited)


                                                                                         Large          Large
                                                                                     Capitalization Capitalization   S&P 500
                                                                                      Value Equity      Growth        Index
                                                                                      Investments    Investments   Investments
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends......................................................................... $  13,633,442  $   3,111,657  $   152,975
  Interest..........................................................................       405,107        193,726        7,321
  Less: Foreign withholding tax.....................................................       (23,622)        (2,260)          --
                                                                                     -------------  -------------  -----------
  Total Investment Income...........................................................    14,014,927      3,303,123      160,296
                                                                                     -------------  -------------  -----------
EXPENSES:
  Management fees (Note 2)..........................................................     3,048,801      2,801,983        1,705
  Administration fees (Note 2)......................................................     1,029,005        984,274        8,524
  Shareholder and system servicing fees.............................................       662,248        675,198        4,985
  Custody...........................................................................       102,933         42,151       30,005
  Shareholder communications........................................................        29,753         25,291        8,314
  Registration fees.................................................................        19,836         48,832       14,366
  Trustees' fees....................................................................        18,348         16,364          992
  Audit and legal...................................................................        16,364         17,357        2,976
  Other.............................................................................         9,916          9,917        2,480
                                                                                     -------------  -------------  -----------
  Total Expenses....................................................................     4,937,204      4,621,367       74,347
  Less: Management and administration fee waiver and expense reimbursement (Note 2).            --             --      (48,775)
                                                                                     -------------  -------------  -----------
  Net Expenses......................................................................     4,937,204      4,621,367       25,572
                                                                                     -------------  -------------  -----------
Net Investment Income (Loss)........................................................     9,077,723     (1,318,244)     134,724
                                                                                     -------------  -------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND OPTIONS (NOTES 4, 5 AND 6):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)..........................   (81,593,441)   (91,959,554)  (4,601,630)
   Futures contracts................................................................            --             --     (100,004)
   Options written..................................................................            --             --           --
                                                                                     -------------  -------------  -----------
  Net Realized Gain (Loss)..........................................................   (81,593,441)   (91,959,554)  (4,701,634)
                                                                                     -------------  -------------  -----------
  Change in Net Unrealized Appreciation (Depreciation) of Investments,
  Futures Contracts and Options:
   Beginning of period..............................................................   (88,855,747)  (161,886,048)  (5,196,992)
   End of period....................................................................  (111,492,062)  (117,933,538)  (2,238,537)
                                                                                     -------------  -------------  -----------
  Change in Net Unrealized Appreciation (Depreciation)..............................   (22,636,315)    43,952,510    2,958,455
                                                                                     -------------  -------------  -----------
Net Gain (Loss) on Investments, Futures Contracts and Options.......................  (104,229,756)   (48,007,044)  (1,743,179)
                                                                                     -------------  -------------  -----------
Increase (Decrease) in Net Assets From Operations................................... $ (95,152,033) $ (49,325,288) $(1,608,455)
                                                                                     =============  =============  ===========


                      See Notes to Financial Statements.

Intermediate  Long-Term   Municipal   Mortgage                  Multi-Sector Government
Fixed Income    Bond        Bond       Backed      High Yield   Fixed Income    Money
Investments  Investments Investments Investments   Investments  Investments  Investments
----------------------------------------------------------------------------------------
$        --  $       --  $       --  $        --  $    280,381   $   3,431   $       --
  8,796,074     880,161     694,577    3,358,883     9,856,601     897,631    1,030,780
         --          --          --           --            --          --           --
-----------  ----------  ----------  -----------  ------------   ---------   ----------
  8,796,074     880,161     694,577    3,358,883    10,136,982     901,062    1,030,780
-----------  ----------  ----------  -----------  ------------   ---------   ----------
    634,616      59,888      58,361      281,656       586,628      68,833       97,711
    318,554      29,944      29,180      112,663       213,849      33,643      130,281
    246,778      43,902       9,421       79,215       177,911      21,213      369,194
     47,035      10,264       7,934       16,012        38,152      21,467       11,157
     12,855       2,927       1,339        4,911        11,565         528       19,340
     12,397       8,927       8,927        9,917        11,901       9,917       15,868
      5,073       1,952         992        1,984         2,975       1,240        2,528
     14,916      14,181      14,381       14,876        14,877      10,167       14,877
      4,463         992       1,968        1,984         2,975       1,984        3,471
-----------  ----------  ----------  -----------  ------------   ---------   ----------
  1,296,687     172,977     132,503      523,218     1,060,833     168,992      664,427
         --          --          --      (72,568)           --     (34,420)    (273,584)
-----------  ----------  ----------  -----------  ------------   ---------   ----------
  1,296,687     172,977     132,503      450,650     1,060,833     134,572      390,843
-----------  ----------  ----------  -----------  ------------   ---------   ----------
  7,499,387     707,184     562,074    2,908,233     9,076,149     766,490      639,937
-----------  ----------  ----------  -----------  ------------   ---------   ----------

 (3,921,546)    489,028     312,892      661,522   (27,177,582)   (819,890)         (51)
    303,721       3,891          --           --            --       9,576           --
     64,584     168,410          --           --            --      45,586           --
-----------  ----------  ----------  -----------  ------------   ---------   ----------
 (3,553,241)    661,329     312,892      661,522   (27,177,582)   (764,728)         (51)
-----------  ----------  ----------  -----------  ------------   ---------   ----------

  3,119,542     823,642   1,807,529    3,612,962   (29,899,927)   (291,854)          --
 14,066,255   1,711,349   1,758,616    1,710,910      (426,717)    642,769           --
-----------  ----------  ----------  -----------  ------------   ---------   ----------
 10,946,713     887,707     (48,913)  (1,902,052)   29,473,210     934,623           --
-----------  ----------  ----------  -----------  ------------   ---------   ----------
  7,393,472   1,549,036     263,979   (1,240,530)    2,295,628     169,895          (51)
-----------  ----------  ----------  -----------  ------------   ---------   ----------
$14,892,859  $2,256,220  $  826,053  $ 1,667,703  $ 11,371,777   $ 936,385   $  639,886
===========  ==========  ==========  ===========  ============   =========   ==========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended February 28, 2003 (unaudited)

                                                                         Large           Large
                                                                     Capitalization  Capitalization     S&P 500
                                                                      Value Equity       Growth          Index
                                                                      Investments     Investments     Investments
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...................................... $    9,077,723  $   (1,318,244) $    134,724
  Net realized gain (loss)..........................................    (81,593,441)    (91,959,554)   (4,701,634)
  Change in net unrealized appreciation (depreciation)..............    (22,636,315)     43,952,510     2,958,455
                                                                     --------------  --------------  ------------
  Increase (Decrease) in Net Assets From Operations.................    (95,152,033)    (49,325,288)   (1,608,455)
                                                                     --------------  --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income.............................................    (14,867,262)             --      (271,769)
  Net realized gains................................................             --              --            --
                                                                     --------------  --------------  ------------
  Decrease in Net Assets From Distributions to Shareholders.........    (14,867,262)             --      (271,769)
                                                                     --------------  --------------  ------------
FUND SHARE TRANSACTIONS (NOTE 15):
  Net proceeds from sale of shares..................................    145,426,511      93,045,405    11,600,566
  Net asset value of shares issued for reinvestment of dividends....     14,583,574              --       258,241
  Cost of shares reacquired.........................................   (151,181,586)   (144,279,716)  (10,716,571)
                                                                     --------------  --------------  ------------
  Increase (Decrease) in Net Assets From Fund Share Transactions....      8,828,499     (51,234,311)    1,142,236
                                                                     --------------  --------------  ------------
Increase (Decrease) in Net Assets...................................   (101,190,796)   (100,559,599)     (737,988)
NET ASSETS:
  Beginning of period...............................................  1,081,217,082   1,025,954,721    16,281,273
                                                                     --------------  --------------  ------------
  End of period*.................................................... $  980,026,286  $  925,395,122  $ 15,543,285
                                                                     ==============  ==============  ============
* Includes undistributed (overdistributed) net investment income of:     $4,172,140              --       $66,367
                                                                     ==============  ==============  ============
* Includes accumulated net investment loss of:......................             --     $(1,320,233)           --
                                                                     ==============  ==============  ============

                      See Notes to Financial Statements.


Intermediate    Long-Term    Municipal     Mortgage                  Multi-Sector  Government
Fixed Income      Bond         Bond         Backed      High Yield   Fixed Income     Money
Investments    Investments  Investments   Investments   Investments  Investments   Investments
-----------------------------------------------------------------------------------------------
$  7,499,387  $    707,184  $   562,074  $  2,908,233  $  9,076,149  $   766,490  $    639,937
  (3,553,241)      661,329      312,892       661,522   (27,177,582)    (764,728)          (51)
  10,946,713       887,707      (48,913)   (1,902,052)   29,473,210      934,623            --
------------  ------------  -----------  ------------  ------------  -----------  ------------
  14,892,859     2,256,220      826,053     1,667,703    11,371,777      936,385       639,886
------------  ------------  -----------  ------------  ------------  -----------  ------------
  (8,592,215)     (700,806)    (561,700)   (3,302,406)  (10,549,693)    (950,158)     (658,423)
          --            --           --            --            --     (593,542)           --
------------  ------------  -----------  ------------  ------------  -----------  ------------
  (8,592,215)     (700,806)    (561,700)   (3,302,406)  (10,549,693)  (1,543,700)     (658,423)
------------  ------------  -----------  ------------  ------------  -----------  ------------
  39,892,851     4,189,585    4,020,423    18,890,586    25,597,938    8,989,429    66,461,936
   8,303,808       661,006      509,969     3,147,655    10,264,233    1,537,256       711,381
 (68,868,530)  (10,257,661)  (6,511,423)  (22,218,896)  (37,490,850)  (7,269,067)  (83,045,365)
------------  ------------  -----------  ------------  ------------  -----------  ------------
 (20,671,871)   (5,407,070)  (1,981,031)     (180,655)   (1,628,679)   3,257,618   (15,872,048)
------------  ------------  -----------  ------------  ------------  -----------  ------------
 (14,371,227)   (3,851,656)  (1,716,678)   (1,815,358)     (806,595)   2,650,303   (15,890,585)
 331,330,697    32,509,703   30,603,964   116,262,496   222,373,070   32,947,097   140,411,189
------------  ------------  -----------  ------------  ------------  -----------  ------------
$316,959,470  $ 28,658,047  $28,887,286  $114,447,138  $221,566,475  $35,597,400  $124,520,604
============  ============  ===========  ============  ============  ===========  ============
    $118,540      $156,803     $308,759      $401,886     $(779,255)   $(203,332)      $49,547
============  ============  ===========  ============  ============  ===========  ============
          --            --           --            --            --           --            --
============  ============  ===========  ============  ============  ===========  ============

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Year Ended August 31, 2002


                                                                         Large            Large
                                                                     Capitalization   Capitalization     S&P 500
                                                                      Value Equity        Growth          Index
                                                                      Investments      Investments     Investments
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...................................... $   16,142,446  $    (4,299,272) $    366,286
  Net realized gain (loss)..........................................    (48,717,784)    (193,186,298)   (5,318,509)
  Change in net unrealized appreciation (depreciation)..............   (191,142,872)    (193,394,617)   (1,216,095)
                                                                     --------------  ---------------  ------------
  Increase (Decrease) in Net Assets From Operations.................   (223,718,210)    (390,880,187)   (6,168,318)
                                                                     --------------  ---------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income.............................................    (17,313,433)              --      (253,258)
  Net realized gains................................................             --               --      (242,432)
                                                                     --------------  ---------------  ------------
  Decrease in Net Assets From Distributions to Shareholders.........    (17,313,433)              --      (495,690)
                                                                     --------------  ---------------  ------------
FUND SHARE TRANSACTIONS (NOTE 15):
  Net proceeds from sale of shares..................................    466,922,653      842,779,977    32,835,502
  Net asset value of shares issued for reinvestment of dividends ...     16,948,851               --       485,230
  Cost of shares reacquired.........................................   (773,665,033)  (1,077,384,433)  (41,473,283)
                                                                     --------------  ---------------  ------------
  Increase (Decrease) in Net Assets From Fund Share Transactions....   (289,793,529)    (234,604,456)   (8,152,551)
                                                                     --------------  ---------------  ------------
Increase (Decrease) in Net Assets...................................   (530,825,172)    (625,484,643)  (14,816,559)
NET ASSETS:
  Beginning of year.................................................  1,612,042,254    1,651,439,364    31,097,832
                                                                     --------------  ---------------  ------------
  End of year*...................................................... $1,081,217,082  $ 1,025,954,721  $ 16,281,273
                                                                     ==============  ===============  ============
* Includes undistributed (overdistributed) net investment income of:     $9,961,679               --      $203,412
                                                                     ==============  ===============  ============
* Includes accumulated net investment loss of:......................             --          $(1,989)           --
                                                                     ==============  ===============  ============


86


                      See Notes to Financial Statements.

 Intermediate    Long-Term     Municipal     Mortgage                   Multi-Sector   Government
 Fixed Income      Bond          Bond         Backed      High Yield    Fixed Income      Money
 Investments    Investments   Investments   Investments   Investments   Investments    Investments
----------------------------------------------------------------------------------------------------
$  18,713,597  $  2,534,757  $  1,215,420  $  5,850,759  $  22,574,612  $  2,117,057  $   2,901,604
    6,426,903       347,026       315,583       210,378    (23,642,776)      359,856          4,807
   (8,992,087)   (1,103,700)       99,152     1,400,635    (18,581,791)   (1,253,576)            --
-------------  ------------  ------------  ------------  -------------  ------------  -------------
   16,148,413     1,778,083     1,630,155     7,461,772    (19,649,955)    1,223,337      2,906,411
-------------  ------------  ------------  ------------  -------------  ------------  -------------
  (20,643,474)   (2,588,879)   (1,146,471)   (5,843,992)   (22,365,698)   (2,298,158)    (2,906,411)
           --      (323,257)           --            --             --       (54,388)            --
-------------  ------------  ------------  ------------  -------------  ------------  -------------
  (20,643,474)   (2,912,136)   (1,146,471)   (5,843,992)   (22,365,698)   (2,352,546)    (2,906,411)
-------------  ------------  ------------  ------------  -------------  ------------  -------------
   98,461,581    10,767,141     9,345,437    48,152,839    182,261,794    22,212,612    164,257,465
   19,989,095     2,767,016     1,045,866     5,573,423     21,844,048     2,343,421      3,111,520
 (151,261,653)  (41,052,944)  (11,674,719)  (30,407,066)  (203,242,427)  (23,096,650)  (208,911,961)
-------------  ------------  ------------  ------------  -------------  ------------  -------------
  (32,810,977)  (27,518,787)   (1,283,416)   23,319,196        863,415     1,459,383    (41,542,976)
-------------  ------------  ------------  ------------  -------------  ------------  -------------
  (37,306,038)  (28,652,840)     (799,732)   24,936,976    (41,152,238)      330,174    (41,542,976)
  368,636,735    61,162,543    31,403,696    91,325,520    263,525,308    32,616,923    181,954,165
-------------  ------------  ------------  ------------  -------------  ------------  -------------
$ 331,330,697  $ 32,509,703  $ 30,603,964  $116,262,496  $ 222,373,070  $ 32,947,097  $ 140,411,189
=============  ============  ============  ============  =============  ============  =============
   $1,211,368      $150,425      $308,385      $796,059       $694,289     $(19,664)        $68,033
=============  ============  ============  ============  =============  ============  =============
           --            --            --            --             --            --             --
=============  ============  ============  ============  =============  ============  =============




                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)

1. Significant Accounting Policies

The Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, High Yield Investments, Multi-Sector Fixed Income Investments and Government Money Investments ("Fund(s)") are separate investment funds of the Consulting Group Capital Markets Funds ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers seven other funds: Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments, Balanced Investments and Multi-Strategy Market Neutral Investments. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; except for Government Money Investments, which values investments using the amortized cost method; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices; U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Trust are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At August 31, 2002, reclassifications were made to the capital accounts of the Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Mortgage Backed Investments, High Yield Investments and Multi-Sector Fixed Income Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $4,299,941 and a portion of accumulated net realized gain amounting to $1,766,837 were reclassified to paid-in capital for Large Capitalization Growth Investments. In addition, a portion of undistributed net investment income amounting to $189,387 and a portion of accumulated net realized gain amounting to $507,003 were reclassified to paid-in capital for S&P 500 Index Investments. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          Notes to Financial Statements
          (unaudited) (continued)


In addition, certain Funds may from time to time enter into futures contracts in order to hedge market risk. Also, certain Funds may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Intermediate Fixed Income Investments, Long-Term Bond Investments, High Yield Investments and Multi-Sector Fixed Income Investments to amortize premiums and accrete all discounts on all fixed-income securities. The Funds adopted this requirement effective September 1, 2001 and recorded adjustments to decrease the cost of securities and decrease accumulated undistributed net investment income by $117,872, $52,293, $111,231 and $8,135, respectively, to reflect the cumulative effect of this change up to the date of the adoption. This change does not affect the Funds' net asset value, but does change the classification of certain amounts in the statements of operations.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Trust has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Funds. SBFM has entered into an investment advisory agreement with each adviser selected for the Funds (collectively, "Sub-Advisers").

Under the Management Agreement, each Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Fund's average daily net assets. In addition, SBFM pays each Sub-Adviser, based on the rates applied to each respective Fund's average daily net assets on a monthly basis.

Indicated below for each Fund is the applicable maximum allowable management fee, actual management fee incurred, sub-advisory fee and the sub-adviser. The maximum allowable management fee represents the total amount that could be charged to the Fund while the actual management fee is what the Fund incurred during the reporting period. The actual management fee could fluctuate from year to year if Sub-Advisers are added or terminated in a particular Fund.

                                                                                                      Maximum
                                                                                        Actual       Allowable
                                                                           Sub-     Management Fee     Annual
Fund                                         Sub-Adviser                Adviser Fee    Incurred    Management Fee
-----------------------------------------------------------------------------------------------------------------
Large Capitalization Value Equity                                                        0.59%          0.60%
  Investments
                                  The Boston Company Asset
                                  Management, LLC.:
                                     on the first $250 million              0.30%
                                     on the amount over $250 million        0.25
                                  Chartwell Investment Partners:
                                    on the first $250 million               0.30
                                    on the amount over $250 million         0.25
                                  Alliance Capital Management L.P.:
                                    on the first $200 million               0.35
                                    on the amount over $200 million         0.30

          Notes to Financial Statements
          (unaudited) (continued)

                                                                                                         Maximum
                                                                                           Actual       Allowable
                                                                              Sub-     Management Fee     Annual
Fund                                          Sub-Adviser                  Adviser Fee    Incurred    Management Fee
--------------------------------------------------------------------------------------------------------------------
Large Capitalization Growth
  Investments                                                                               0.57%          0.60%
                             Turner Investment Partners, Inc. - Large Cap:
                               on the first $300 million                      0.35%
                               on the amount over $300 million                0.30
                             Turner Investment Partners, Inc. - Mid Cap       0.50
                             TCW Investment Management Co.:
                               on the first $500 million                      0.40
                               on the amount over $500 million                0.35
                             Alliance Capital Management L.P.:
                               on the first $100 million                      0.40
                               on the amount over $100 million                0.25
S&P 500 Index Investments                                                                   0.02           0.02
                             Barclays Global Fund Advisors                    0.02
Intermediate Fixed Income
  Investments                                                                               0.40           0.40
                             BlackRock Financial Management, Inc.:
                               on the first $500 million                      0.20
                               on the amount over $500 million                0.15
                             Pacific Investment Management Co.                0.25
Long-Term Bond Investments                                                                  0.40           0.40
                             Western Asset Management Co.                     0.20
Municipal Bond Investments                                                                  0.40           0.40
                             Smith Affiliated Capital Corp.                   0.20
Mortgage Backed Investments                                                                 0.50           0.50
                             Utendahl Capital Management CFI                  0.25
High Yield Investments                                                                      0.55           0.70
                             Seix Investment Advisors, Inc.                   0.30
                             Western Asset Management Co.                     0.30
Multi-Sector Fixed Income
  Investments                                                                               0.41           0.65
                             Western Asset Management Co.                     0.20
                             Utendahl Capital Management CFI                  0.25

Government Money Investments                                                                0.15           0.15
                             Standish Mellon Asset Management LLC:
                               on the first $100 million                      0.15
                               on the amount over $100 million                0.10

In addition, the following changes were made:
   Intermediate Fixed Income Investments:
       . Metropolitan West Asset Management, LLC was terminated, effective December 13, 2002.

   High Yield Investments:
       . Seix Investment Advisors, Inc. was added as an additional adviser, effective October 1, 2002 and Alliance
            Capital Management L.P. was terminated, effective October 1, 2002.

   Multi-Sector Fixed Income Investments:
       . Metropolitan West Asset Management, LLC was terminated, effective December 13, 2002.

          Notes to Financial Statements
          (unaudited) (continued)


SBFM also acts as the Trust's administrator for which each Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Fund, except S&P 500 Index Investments. S&P 500 Index Investments pays SBFM an administration fee calculated at an annual rate of 0.10% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

For the six months ended February 28, 2003, SBFM agreed to waive management fees amounting to:

Fund                                     Total Fee Waivers Manager Administrator
--------------------------------------------------------------------------------
S&P 500 Index Investments...............     $  8,524      $    --   $  8,524
Mortgage Backed Investments.............       72,568       72,568         --
Multi-Sector Fixed Income Investments...       33,643       33,643         --
Government Money Investments............      138,057        7,776    130,281

In addition, for the six months ended February 28, 2003, SBFM has agreed to reimburse expenses of $40,251, $777 and $135,527 for S&P 500 Index Investments, Multi-Sector Fixed Income Investments and Government Money Investments, respectively.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended February 28, 2003, the Funds paid transfer agent fees totaling $1,342,056 to CTB. The totals for each Fund were as follows:

Fund                                                         Transfer Agent Fees
--------------------------------------------------------------------------------
Large Capitalization Value Equity Investments...............      $332,869
Large Capitalization Growth Investments.....................       333,366
S&P 500 Index Investments...................................         3,225
Intermediate Fixed Income Investments.......................       149,924
Long-Term Bond Investments..................................        23,190
Municipal Bond Investments..................................         8,223
Mortgage Backed Investments.................................        66,384
High Yield Investments......................................       153,715
Multi-Sector Fixed Income Investments.......................           745
Government Money Investments................................       270,415

Effective April 7, 2003, Salomon Smith Barney Inc.'s name changed to Citigroup Global Markets Inc. ("CGM"). For the six months ended February 28, 2003, CGM, an indirect wholly-owned subsidiary of Citigroup, received brokerage commissions of $12,072.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Exempt-Interest Dividends and Other Dividends

Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

          Notes to Financial Statements
          (unaudited) (continued)


4. Investments

During the six months ended February 28, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Fund                                                     Purchases      Sales
---------------------------------------------------------------------------------
Large Capitalization Value Equity Investments.......... $460,329,572 $437,952,893
Large Capitalization Growth Investments................  409,534,143  466,530,281
S&P 500 Index Investments..............................    6,095,329   12,031,519
Intermediate Fixed Income Investments..................  435,374,592  462,737,635
Long-Term Bond Investments.............................   28,564,835   32,783,215
Municipal Bond Investments.............................    2,117,520    4,469,055
Mortgage Backed Investments............................   57,486,227   54,240,794
High Yield Investments.................................  179,340,587  181,135,088
Multi-Sector Fixed Income Investments..................   36,406,964   45,771,008

At February 28, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                    Net Unrealized
                                                                                     Appreciation
Fund                                                    Appreciation  Depreciation  (Depreciation)
--------------------------------------------------------------------------------------------------
Large Capitalization Value Equity Investments.......... $35,137,391  $(146,629,453) $(111,492,062)
Large Capitalization Growth Investments................  27,093,157   (145,026,695)  (117,933,538)
S&P 500 Index Investments..............................     756,481     (2,996,855)    (2,240,374)
Intermediate Fixed Income Investments..................  14,641,661       (982,946)    13,658,715
Long-Term Bond Investments.............................   2,239,913       (474,864)     1,765,049
Municipal Bond Investments.............................   1,785,625        (27,009)     1,758,616
Mortgage Backed Investments............................   5,356,403     (3,645,493)     1,710,910
High Yield Investments.................................   8,431,798     (8,858,515)      (426,717)
Multi-Sector Fixed Income Investments..................   1,152,474       (446,460)       706,014

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Funds, except Government Money Investments, enter into such contracts to hedge a portion of its portfolio. The Funds bear the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

          Notes to Financial Statements
          (unaudited) (continued)


At February 28, 2003, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments and Multi-Sector Fixed Income Investments had the following open futures contracts:

                                      Number of               Basis      Market    Unrealized
S&P 500 Index Investments             Contracts Expiration    Value      Value        Gain
----------------------------------------------------------------------------------------------
     To Buy
     ------
     Emini S&P 500 Index.............     3        3/03    $   124,298 $   126,135  $   1,837
                                                                                    =========

                                      Number of               Basis      Market    Unrealized
Intermediate Fixed Income Investments Contracts Expiration    Value      Value     Gain (Loss)
----------------------------------------------------------------------------------------------
     To Buy
     ------
     Euro Dollar.....................    62        6/04    $14,933,850 $15,173,725  $ 239,875
     U.S. 2 Year Treasury Notes......    46        3/03      9,823,875   9,939,593    115,718
     U.S. 10 Year Treasury Notes.....    65        3/03      7,317,578   7,586,719    269,141
     U.S. 10 Year Treasury Notes.....    46        6/03      5,250,594   5,307,250     56,656
                                                                                    ---------
                                                                                      681,390
                                                                                    ---------
     To Sell
     -------
     SWAP 10 Year....................    10        3/03      1,108,750   1,150,937    (42,187)
     U.S. 5 Year Treasury Notes......     5        6/03        568,125     568,516       (391)
     U.S. Treasury Bonds.............    34        3/03      3,733,172   3,937,625   (204,453)
                                                                                    ---------
                                                                                     (247,031)
                                                                                    ---------
                                                                                    $ 434,359
                                                                                    =========

                                      Number of               Basis      Market    Unrealized
Long-Term Bond Investments            Contracts Expiration    Value      Value     Gain (Loss)
----------------------------------------------------------------------------------------------
     To Buy
     ------
     U.S. 5 Year Notes...............     5        3/03    $   554,775 $   571,563  $  16,788
     U.S. 10 Year Agency.............    24        3/03      2,622,495   2,735,625    113,130
     U.S. 10 Year Notes..............    30        6/03      3,450,650   3,461,250     10,600
                                                                                    ---------
                                                                                      140,518
                                                                                    ---------
     To Sell
     -------
     U.S. 10 Year Notes..............    34        3/03      3,897,330   3,968,438    (71,108)
     U.S. Treasury Bonds.............    36        3/03      4,065,851   4,169,250   (103,399)
     U.S. Treasury Bonds.............    13        6/03      1,476,654   1,488,094    (11,440)
                                                                                    ---------
                                                                                     (185,947)
                                                                                    ---------
                                                                                    $ (45,429)
                                                                                    =========

          Notes to Financial Statements
          (unaudited) (continued)

                                      Number of              Basis      Market   Unrealized
Multi-Sector Fixed Income Investments Contracts Expiration   Value      Value    Gain (Loss)
--------------------------------------------------------------------------------------------
To Buy
------
     U.S. 10 Year Treasury Notes.....    12        3/03    $1,375,779 $1,400,625  $ 24,846
     U.S. 10 Year Treasury Notes.....     9        6/03     1,037,451  1,038,375       924
     U.S. Treasury Bonds.............     3        3/03       342,953    347,437     4,484
     U.S. Treasury Bonds.............     4        6/03       455,582    457,875     2,293
                                                                                  --------
                                                                                    32,547
                                                                                  --------
To Sell
-------
     Euro Dollar.....................     5       12/03     1,226,387  1,231,500    (5,113)
     Euro Dollar.....................     3        3/04       735,460    736,762    (1,302)
     U.S. 5 Year Treasury Notes......    38        3/03     4,253,701  4,343,875   (90,174)
                                                                                  --------
                                                                                   (96,589)
                                                                                  --------
                                                                                  $(64,042)
                                                                                  ========

6. Option Contracts

Each Fund, except Government Money Investments, may from time to time enter into option contracts.

Premiums paid when put or call options are purchased by a Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At February 28, 2003, the Multi-Sector Fixed Income Investments held purchased call and put options with costs of $4,031 and $543, respectively.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

          Notes to Financial Statements
          (unaudited) (continued)


The written call option transactions for Intermediate Fixed Income Investments which occurred during the six months ended February 28, 2003, were as follows:

                                                        Number of
     Intermediate Fixed Income Investments              Contracts Premiums
     ----------------------------------------------------------------------
     Options written, outstanding at August 31, 2002...     --    $      0
     Options written...................................    167     106,354
     Options cancelled in closing purchase transactions    (43)    (33,330)
     Options expired...................................    (43)    (32,759)
                                                           ---    --------
     Options written, outstanding at February 28, 2003.     81    $ 40,265
                                                           ===    ========

In addition, the written put and call option transactions for Long-Term Bond Investments which occurred during the six months ended February 28, 2003, were as follows:

                                                             Number of
Long-Term Bond Investments                                   Contracts Premiums
--------------------------------------------------------------------------------
Options written, outstanding at August 31, 2002.............     84    $ 74,737
Options written.............................................    122     144,937
Options cancelled in closing purchase transactions..........    (88)    (92,607)
Options expired.............................................    (92)    (98,166)
                                                                ---    --------
Options written, outstanding at February 28, 2003...........     26    $ 28,901
                                                                ===    ========

In addition, the written put and call option transactions for Multi-Sector Fixed Income Investments which occurred during the six months ended February 28, 2003, were as follows:

                                                             Number of
Multi-Sector Fixed Income Investments                        Contracts Premiums
--------------------------------------------------------------------------------
Options written, outstanding at August 31, 2002.............      17   $ 15,062
Options written.............................................   6,747    127,447
Options cancelled in closing purchase transactions..........     (47)   (47,440)
Options exercised...........................................      (2)    (1,256)
Options expired.............................................     (27)   (18,190)
                                                               -----   --------
Options written, outstanding at February 28, 2003...........   6,688   $ 75,623
                                                               =====   ========

7. Foreign Securities

The Funds may invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

          Notes to Financial Statements
          (unaudited) (continued)


8. Reverse Repurchase Agreements

A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

During the six months ended February 28, 2003, the Funds did not enter into any reverse repurchase agreements.

9. Repurchase Agreements

Each Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. A Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

10. Capital Loss Carryforward

At August 31, 2002, the Funds had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains expiring on August 31 of the years below:

Fund                                      Total      2003   2004     2008       2009        2010
----------------------------------------------------------------------------------------------------
Large Capitalization Value
  Equity Investments............       $ 16,807,000 $   -- $   -- $       -- $       -- $ 16,807,000
Large Capitalization Growth
  Investments...................        192,255,000     --     --         --         --  192,255,000
S&P 500 Index Investments.......             79,000     --     --         --         --       79,000
Intermediate Fixed Income
  Investments...................          7,444,000     --     --  7,444,000         --           --
Municipal Bond Investments......          2,517,000     --     --    442,000  2,075,000           --
Mortgage Backed Investments.....            643,000     --     --    226,000    417,000           --
High Yield Investments..........         55,346,000     --     --  4,320,000  5,867,000   45,159,000
Government Money Investments....             37,000  8,000  8,000     10,000     11,000           --

To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

11. Securities Traded on a To -Be -Announced Basis

Each Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

          Notes to Financial Statements
          (unaudited) (continued)


At February 28, 2003, the Intermediate Fixed Income Investments, Mortgage
Backed Investments and Multi-Sector Fixed Income Investments, held TBA securities with costs of $12,453,780, $29,851,922 and $10,837,385, respectively.

12. Mortgage Dollar Roll Transactions

Mortgage Backed Investments and Multi-Sector Fixed Income Investments may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by a Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

During the six months ended February 28, 2003, the average monthly balance of dollar rolls outstanding for Mortgage Backed Investments and Multi-Sector Fixed Income Investments were $11,204,524 and $5,454,115, respectively.

13. Short Sales of Securities

A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

At February 28, 2003, there were no open short sale transactions.

14. Lending of Portfolio Securities

The Funds have an agreement with the custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded in interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At February 28, 2003, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

Fund                                                            Value
------------------------------------------------------------------------
Intermediate Fixed Income Investments....................... $39,614,606
Long-Term Bond Investments..................................   3,749,814
High Yield Investments......................................  18,564,988
Multi-Sector Fixed Income Investments.......................   4,407,347

          Notes to Financial Statements
          (unaudited) (continued)


At February 28, 2003, the Funds listed below received cash collateral which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio. The amount of the cash collateral received was as follows:

Fund                                                       Value
-------------------------------------------------------------------
Intermediate Fixed Income Investments.................. $34,721,485
Long-Term Bond Investments.............................   2,668,147
High Yield Investments.................................  19,033,780
Multi-Sector Fixed Income Investments..................   3,256,289

In addition, Intermediate Fixed Income Investments, Long-Term Bond Investments and Multi-Sector Fixed Income Investments received securities collateral amounting to $5,708,254, $1,162,951 and $1,244,702, respectively.

Income earned by the Funds from securities lending for the six months ended February 28, 2003, were as follows:

Fund                                                     Value
---------------------------------------------------------------
Intermediate Fixed Income Investments.................. $27,131
Long-Term Bond Investments.............................   3,189
High Yield Investments.................................  29,264
Multi-Sector Fixed Income Investments..................   6,073

15. Shares of Beneficial Interest

At February 28, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares for each Fund were as follows:

                                              Six Months Ended    Year Ended
                                              February 28, 2003 August 31, 2002
                                              ----------------- ---------------
Large Capitalization Value Equity Investments
Shares sold..................................     19,532,806       48,976,217
Shares issued on reinvestment................      1,816,136        1,710,278
Shares reacquired............................    (19,542,919)     (81,865,498)
                                                 -----------      -----------
Net Increase (Decrease)......................      1,806,023      (31,179,003)
                                                 ===========      ===========
Large Capitalization Growth Investments
Shares sold..................................     11,547,213       75,764,692
Shares issued on reinvestment................             --               --
Shares reacquired............................    (17,759,745)     (98,671,662)
                                                 -----------      -----------
Net Decrease.................................     (6,212,532)     (22,906,970)
                                                 ===========      ===========
S&P 500 Index Investments
Shares sold..................................      2,376,716        5,265,016
Shares issued on reinvestment................         51,856           75,817
Shares reacquired............................     (2,236,273)      (7,024,895)
                                                 -----------      -----------
Net Increase (Decrease)......................        192,299       (1,684,062)
                                                 ===========      ===========
Intermediate Fixed Income Investments
Shares sold..................................      4,825,094       11,869,194
Shares issued on reinvestment................      1,004,766        2,426,662
Shares reacquired............................     (8,335,726)     (18,248,662)
                                                 -----------      -----------
Net Decrease.................................     (2,505,866)      (3,952,806)
                                                 ===========      ===========

          Notes to Financial Statements
          (unaudited) (continued)

                                      Six Months Ended    Year Ended
                                      February 28, 2003 August 31, 2002
                                      ----------------- ---------------
Long-Term Bond Investments
Shares sold..........................        503,946        1,321,316
Shares issued on reinvestment........         79,107          340,987
Shares reacquired....................     (1,230,380)      (5,068,124)
                                         -----------     ------------
Net Decrease.........................       (647,327)      (3,405,821)
                                         ===========     ============
Municipal Bond Investments
Shares sold..........................        442,441        1,052,650
Shares issued on reinvestment........         56,310          118,528
Shares reacquired....................       (715,072)      (1,323,906)
                                         -----------     ------------
Net Decrease.........................       (216,321)        (152,728)
                                         ===========     ============
Mortgage Backed Investments
Shares sold..........................      2,264,673        5,767,877
Shares issued on reinvestment........        378,699          673,204
Shares reacquired....................     (2,662,996)      (3,657,784)
                                         -----------     ------------
Net Increase (Decrease)..............        (19,624)       2,783,297
                                         ===========     ============
High Yield Investments
Shares sold..........................      5,907,049       36,274,043
Shares issued on reinvestment........      2,374,033        4,535,759
Shares reacquired....................     (8,687,431)     (40,752,079)
                                         -----------     ------------
Net Increase (Decrease)..............       (406,349)          57,723
                                         ===========     ============
Multi-Sector Fixed Income Investments
Shares sold..........................      1,139,317        2,728,319
Shares issued on reinvestment........        195,191          288,713
Shares reacquired....................       (920,020)      (2,844,738)
                                         -----------     ------------
Net Increase.........................        414,488          172,294
                                         ===========     ============
Government Money Investments
Shares sold..........................     66,461,936      164,257,465
Shares issued on reinvestment........        711,381        3,111,520
Shares reacquired....................    (83,045,365)    (208,911,961)
                                         -----------     ------------
Net Decrease.........................    (15,872,048)     (41,542,976)
                                         ===========     ============

16. Subsequent Event

On November 8, 2002, the Board of Trustees of S&P 500 Index Investments approved the liquidation of the Fund subject to shareholder approval. On January 10, 2003, the shareholders of the Fund approved the liquidation, which is scheduled to occur on April 17, 2003.

          Financial Highlights


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Value Equity Investments
--------------------------------------------------------------------------------------------------
                                               2003(1)     2002   2001(2)   2000    1999    1998
                                              -------    ------   -------  ------  ------  ------
  Net Asset Value, Beginning of Period.......  $8.39     $10.07   $11.93   $13.53  $12.28  $14.91
                                               -----     ------   ------   ------  ------  ------
  Income (Loss) From Operations:
    Net investment income....................   0.07       0.12     0.12     0.17    0.17    0.16
   Net realized and unrealized gain (loss)...  (0.85)     (1.68)   (0.34)    0.31    2.94    0.08
                                               -----     ------   ------   ------  ------  ------
  Total Income (Loss) From Operations........  (0.78)     (1.56)   (0.22)    0.48    3.11    0.24
                                               -----     ------   ------   ------  ------  ------
  Less Distributions From:
    Net investment income....................  (0.11)     (0.12)   (0.15)   (0.17)  (0.18)  (0.11)
    Net realized gains.......................     --         --    (1.49)   (1.91)  (1.68)  (2.76)
                                               -----     ------   ------   ------  ------  ------
  Total Distributions........................  (0.11)     (0.12)   (1.64)   (2.08)  (1.86)  (2.87)
                                               -----     ------   ------   ------  ------  ------
  Net Asset Value, End of Period.............  $7.50      $8.39   $10.07   $11.93  $13.53  $12.28
                                               =====     ======   ======   ======  ======  ======
  Total Return...............................  (9.37)%++ (15.71)%  (1.96)%   4.00%  26.36%   0.03%
  Net Assets, End of Period (millions).......   $980     $1,081   $1,612   $1,933  $1,946  $1,712
  Ratios to Average Net Assets:
    Expenses.................................   0.96%+     0.87%    0.78%    0.78%   0.75%   0.80%
    Net investment income....................   1.76+      1.16     1.10     1.34    1.10    1.18
  Portfolio Turnover Rate....................     44%       111%      79%      78%     54%     57%

Large Capitalization Growth Investments
--------------------------------------------------------------------------------------------------
                                               2003(1)     2002   2001(2)   2000    1999    1998
                                              -------    ------   -------  ------  ------  ------
  Net Asset Value, Beginning of Period.......  $8.36     $11.34   $29.33   $24.35  $17.30  $17.27
                                               -----     ------   ------   ------  ------  ------
  Income (Loss) From Operations:
    Net investment income (loss).............  (0.01)     (0.04)   (0.05)   (0.04)   0.01    0.04
   Net realized and unrealized gain (loss)...  (0.41)     (2.94)  (11.65)    7.87    7.87    1.31
                                               -----     ------   ------   ------  ------  ------
  Total Income (Loss) From Operations........  (0.42)     (2.98)  (11.70)    7.83    7.88    1.35
                                               -----     ------   ------   ------  ------  ------
  Less Distributions From:
    Net investment income....................     --         --       --       --   (0.01)  (0.08)
    Net realized gains.......................     --         --    (6.29)   (2.85)  (0.82)  (1.24)
                                               -----     ------   ------   ------  ------  ------
  Total Distributions........................     --         --    (6.29)   (2.85)  (0.83)  (1.32)
                                               -----     ------   ------   ------  ------  ------
  Net Asset Value, End of Period.............  $7.94      $8.36   $11.34   $29.33  $24.35  $17.30
                                               =====     ======   ======   ======  ======  ======
  Total Return...............................  (5.02)%++ (26.28)% (45.61)%  34.31%  46.29%   7.81%
  Net Assets, End of Period (millions).......   $925     $1,026   $1,651   $2,758  $2,326  $1,793
  Ratios to Average Net Assets:
    Expenses.................................   0.94%+     0.86%    0.77%    0.71%   0.68%   0.76%
    Net investment income (loss).............  (0.27)+    (0.30)   (0.29)   (0.15)   0.06    0.16
  Portfolio Turnover Rate....................     42%       122%     115%      59%     34%     39%

--------
(1) For the six months ended February 28, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

S&P 500 Index Investments
------------------------------------------------------------------------------------------------------------------
                                               2003(1)(2)    2002(2)    2001(2)   2000(2)(3)
                                              ----------    --------   --------   ----------
Net Asset Value, Beginning of Period.........     $5.14        $6.41      $9.41       $8.00
                                               --------     --------   --------    --------
Income (Loss) From Operations:
  Net investment income(4)...................      0.04         0.07       0.10        0.11
  Net realized and unrealized gain (loss)....     (0.48)       (1.24)     (2.31)       1.35
                                               --------     --------   --------    --------
Total Income (Loss) From Operations..........     (0.44)       (1.17)     (2.21)       1.46
                                               --------     --------   --------    --------
Less Distributions From:
  Net investment income......................     (0.08)       (0.05)     (0.13)      (0.05)
  Net realized gains.........................        --        (0.05)     (0.66)         --
                                               --------     --------   --------    --------
Total Distributions..........................     (0.08)       (0.10)     (0.79)      (0.05)
                                               --------     --------   --------    --------
Net Asset Value, End of Period...............     $4.62        $5.14      $6.41       $9.41
                                               ========     ========   ========    ========
Total Return.................................     (8.75)%++   (18.60)%   (24.58)%     18.24%++
Net Assets, End of Period (000s).............   $15,543      $16,281    $31,098     $35,365
Ratios to Average Net Assets:
  Expenses(4)(5).............................      0.30%+       0.30%      0.30%       0.30%+
  Net investment income......................      1.58+        1.18       1.29        1.31+
Portfolio Turnover Rate......................        35%          57%       175%         54%

Intermediate Fixed Income Investments
------------------------------------------------------------------------------------------------------------------
                                                2003(1)      2002(2)     2001        2000        1999      1998
                                              ----------    --------   --------   ----------   --------  --------
Net Asset Value, Beginning of Period.........     $8.20        $8.31      $7.82       $7.83       $8.19     $8.06
                                               --------     --------   --------    --------    --------  --------
Income (Loss) From Operations:
  Net investment income(6)...................      0.20         0.44       0.50        0.48        0.44      0.48
  Net realized and unrealized gain (loss)(6).      0.19        (0.06)      0.46       (0.05)      (0.35)     0.15
                                               --------     --------   --------    --------    --------  --------
Total Income From Operations.................      0.39         0.38       0.96        0.43        0.09      0.63
                                               --------     --------   --------    --------    --------  --------
Less Distributions From:
  Net investment income......................     (0.22)       (0.49)     (0.47)      (0.44)      (0.45)    (0.50)
                                               --------     --------   --------    --------    --------  --------
Total Distributions..........................     (0.22)       (0.49)     (0.47)      (0.44)      (0.45)    (0.50)
                                               --------     --------   --------    --------    --------  --------
Net Asset Value, End of Period...............     $8.37        $8.20      $8.31       $7.82       $7.83     $8.19
                                               ========     ========   ========    ========    ========  ========
Total Return.................................      4.85%++      4.73%     12.57%       5.73%       1.07%     8.00%
Net Assets, End of Period (000s).............  $316,959     $331,331   $368,637    $564,715    $594,666  $574,998
Ratios to Average Net Assets:
  Net investment income(6)...................      4.71%+       5.39%      6.15%       6.02%       4.53%     5.95%
  Interest expense...........................        --           --         --        0.03          --        --
  Operating expenses.........................      0.81+        0.75       0.79        0.75        0.61      0.73
  Total expenses.............................      0.81+        0.75       0.79        0.78        0.61      0.73
Portfolio Turnover Rate......................       137%         280%       325%        195%        207%       63%

--------
(1)For the six months ended February 28, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from October 1, 1999 (commencement of operations) to August 31, 2000.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                    Per share decreases in   Expense ratios without
                                     net investment income  waivers and/or reimbursements
                                    ----------------------- ---------------------------
Fund                                2003  2002  2001  2000   2003   2002   2001    2000
----                                ----  ----  ----  ----   ----   ----   ----    ----
S&P 500 Index Investments.......... $0.01 $0.01 $0.02 $0.04 0.87%+  0.53%  0.64%  0.82%+

(5) As a result of a voluntary expense limitation, expense ratios will not exceed 0.30%.
(6) Without the adoption of the change in the accounting method discussed in
    Note 1 to the financial statements, for the year ended August 31, 2002, those amounts would have been $0.46, $0.08 and 5.47% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Financial Highlights
          (continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Long-Term Bond Investments
---------------------------------------------------------------------------------------------------------
                                               2003(1)   2002(2)  2001(2)    2000      1999       1998
                                              -------    -------  -------  -------  --------   --------
Net Asset Value, Beginning of Period.........   $8.25      $8.33    $7.85    $7.70     $9.05      $8.26
                                              -------    -------  -------  -------  --------   --------
Income (Loss) From Operations:
  Net investment income(3)...................    0.20       0.40     0.45     0.48      0.49       0.52
  Net realized and unrealized gain (loss)(3).    0.46      (0.02)    0.46     0.21     (1.00)      0.78
                                              -------    -------  -------  -------  --------   --------
Total Income (Loss) From Operations..........    0.66       0.38     0.91     0.69     (0.51)      1.30
                                              -------    -------  -------  -------  --------   --------
Less Distributions From:
  Net investment income......................   (0.20)     (0.41)   (0.43)   (0.48)    (0.50)     (0.51)
  Net realized gains.........................      --      (0.05)      --    (0.05)    (0.34)        --
  Capital....................................      --         --       --    (0.01)       --         --
                                              -------    -------  -------  -------  --------   --------
Total Distributions..........................   (0.20)     (0.46)   (0.43)   (0.54)    (0.84)     (0.51)
                                              -------    -------  -------  -------  --------   --------
Net Asset Value, End of Period...............   $8.71      $8.25    $8.33    $7.85     $7.70      $9.05
                                              =======    =======  =======  =======  ========   ========
Total Return.................................    8.06%++    4.75%   11.98%    9.50%    (6.19)%    16.22%
Net Assets, End of Period (000s)............. $28,658    $32,510  $61,163  $75,091  $115,355   $157,612
Ratios to Average Net Assets:
  Expenses...................................    1.16%+     1.04%    1.02%    0.92%     0.80%      0.82%
  Net investment income(3)...................    4.72+      4.88     5.66     6.18      5.81       5.96
Portfolio Turnover Rate......................     104%       268%     405%     358%       30%        63%

Municipal Bond Investments
---------------------------------------------------------------------------------------------------------
                                               2003(1)    2002    2001(2)    2000      1999       1998
                                              -------    -------  -------  -------  --------   --------
Net Asset Value, Beginning of Period.........   $9.07      $8.91    $8.40    $8.22     $8.92      $8.62
                                              -------    -------  -------  -------  --------   --------
Income (Loss) From Operations:
  Net investment income......................    0.18       0.37     0.37     0.37      0.35       0.36
  Net realized and unrealized gain (loss)....    0.07       0.14     0.49     0.17     (0.57)      0.32
                                              -------    -------  -------  -------  --------   --------
Total Income (Loss) From Operations..........    0.25       0.51     0.86     0.54     (0.22)      0.68
                                              -------    -------  -------  -------  --------   --------
Less Distributions From:
  Net investment income......................   (0.17)     (0.35)   (0.35)   (0.35)    (0.35)     (0.38)
  In excess of net investment income.........      --         --       --       --        --      (0.00)*
  Net realized gains.........................      --         --       --    (0.01)    (0.13)        --
                                              -------    -------  -------  -------  --------   --------
Total Distributions..........................   (0.17)     (0.35)   (0.35)   (0.36)    (0.48)     (0.38)
                                              -------    -------  -------  -------  --------   --------
Net Asset Value, End of Period...............   $9.15      $9.07    $8.91    $8.40     $8.22      $8.92
                                              =======    =======  =======  =======  ========   ========
Total Return.................................    2.84%++    5.88%   10.44%    6.79%    (2.60)%     8.09%
Net Assets, End of Period (000s)............. $28,887    $30,604  $31,404  $48,789   $61,743    $72,511
Ratios to Average Net Assets:
  Expenses...................................    0.91%+     0.91%    0.85%    0.79%     0.78%      0.80%
  Net investment income......................    3.85+      4.17     4.32     4.50      4.03       4.20
Portfolio Turnover Rate......................       8%        21%      23%      37%      142%       160%

--------
(1)For the six months ended February 28, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Without the adoption of the change in the accounting method discussed in
   Note 1 to the financial statements, for the year ended August 31, 2002, those amounts would have been $0.43, $0.05 and 4.92% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

          Financial Highlights
          (continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Mortgage Backed Investments
-------------------------------------------------------------------------------------------------------
                                             2003(1)     2002    2001(2)    2000      1999      1998
                                           --------    --------  -------  --------  --------  --------
Net Asset Value, Beginning of Period......    $8.40       $8.26    $7.84     $7.73     $8.13     $7.96
                                           --------    --------  -------  --------  --------  --------
Income (Loss) From Operations:
  Net investment income(3)................     0.21        0.49     0.51      0.49      0.45      0.46
  Net realized and unrealized gain (loss).    (0.09)       0.16     0.37      0.08     (0.34)     0.19

                                           --------    --------  -------  --------  --------  --------
Total Income From Operations..............     0.12        0.65     0.88      0.57      0.11      0.65

                                           --------    --------  -------  --------  --------  --------
Less Distributions From:
  Net investment income...................    (0.24)      (0.51)   (0.46)    (0.46)    (0.45)    (0.48)
  Net realized gains......................       --          --       --        --     (0.05)       --
  Capital.................................       --          --       --        --     (0.01)       --

                                           --------    --------  -------  --------  --------  --------
Total Distributions.......................    (0.24)      (0.51)   (0.46)    (0.46)    (0.51)    (0.48)

                                           --------    --------  -------  --------  --------  --------
Net Asset Value, End of Period............    $8.28       $8.40    $8.26     $7.84     $7.73     $8.13
                                           ========    ========  =======  ========  ========  ========
Total Return..............................     1.49%++     8.12%   11.47%     7.58%     1.30%     8.37%
Net Assets, End of Period (000s).......... $114,447    $116,262  $91,326  $100,342  $131,039  $156,043
Ratios to Average Net Assets:
  Net investment income...................     5.16%+      6.09%    6.14%     6.26%     5.67%     5.69%
  Interest expense........................       --          --       --      0.05        --        --
  Operating expenses(3)(4)................     0.80+       0.80     0.80      0.80      0.80      0.80
  Total expenses..........................     0.80+       0.80     0.80      0.85      0.80      0.80
Portfolio Turnover Rate...................       49%         23%      10%       28%       87%      214%

--------
(1)For the six months ended February 28, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                  Per share decreases in           Expense ratios without waivers
                                   net investment income               and/or reimbursements
                            ----------------------------------- -----------------------------------
Fund                        2003  2002  2001  2000  1999  1998   2003  2002  2001  2000  1999  1998
----                        ----- ----- ----- ----- ----- ----- ----   ----  ----  ----  ----  ----
Mortgage Backed Investments $0.01 $0.01 $0.01 $0.01 $0.01 $0.01 0.93%+ 0.98% 0.95% 0.97% 0.91% 0.93%

(4)As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 0.80%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Investments
----------------------------------------------------------------------------------------------------------------
                                                2003(1)    2002(2)    2001(2)    2000(2)    1999(2)    1998(3)
                                              --------    --------   --------   --------   --------  -------
Net Asset Value, Beginning of Period.........    $4.38       $5.20      $5.85      $7.33      $7.89    $8.00

                                              --------    --------   --------   --------   --------  -------
Income (Loss) From Operations:
  Net investment income(4)(5)................     0.18        0.44       0.51       0.69       0.83     0.05
  Net realized and unrealized gain (loss)(4).     0.05       (0.82)     (0.64)     (1.37)     (0.54)   (0.16)

                                              --------    --------   --------   --------   --------  -------
Total Income (Loss) From Operations..........     0.23       (0.38)     (0.13)     (0.68)      0.29    (0.11)

                                              --------    --------   --------   --------   --------  -------
Less Distributions From:
  Net investment income......................    (0.21)      (0.44)     (0.52)     (0.71)     (0.83)      --
  Net realized gains.........................       --          --         --         --      (0.02)      --
  Capital....................................       --          --         --      (0.09)        --       --

                                              --------    --------   --------   --------   --------  -------
Total Distributions..........................    (0.21)      (0.44)     (0.52)     (0.80)     (0.85)      --

                                              --------    --------   --------   --------   --------  -------
Net Asset Value, End of Period...............    $4.40       $4.38      $5.20      $5.85      $7.33    $7.89
                                              ========    ========   ========   ========   ========  =======
Total Return.................................     5.51%++    (7.75)%    (2.27)%    (9.37)%     3.67%   (1.38)%++
Net Assets, End of Period (000s)............. $221,566    $222,373   $263,525   $164,056   $155,057  $76,557
Ratios to Average Net Assets:
  Expenses(5)................................     0.99%+      0.97%      1.12%      1.20%      1.19%    1.20%+
  Net investment income(4)...................     8.49+       9.05       9.38      11.30      10.62     7.37+
Portfolio Turnover Rate......................       88%         69%        81%       129%       122%      13%

--------
(1)For the six months ended February 28, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from July 13, 1998 (commencement of operations) to August 31, 1998.
(4)Without the adoption of the change in the accounting method discussed in
   Note 1 to the financial statements, for the year ended August 31, 2002, those amounts would have been $0.45, $0.83 and 9.22% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(5)For the period ended August 31, 1998, the per share decreases in net investment income and annualized expense ratio before fee waivers and/or expense reimbursements were $0.01 and 2.42%, respectively.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

          Financial Highlights
          (continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Multi-Sector Fixed Income Investments
---------------------------------------------------------------------------------------------------------------
                                               2003(1)      2002(2)   2001(2)  2000(2)(3)
                                              ----------   --------  --------  ----------
Net Asset Value, Beginning of Period.........     $8.02       $8.29     $8.23      $8.00
                                               --------    --------  --------   --------
Income (Loss) From Operations:
  Net investment income(4)(5)................      0.18        0.50      0.55       0.45
  Net realized and unrealized gain (loss)(4).      0.03       (0.22)     0.18       0.06
                                               --------    --------  --------   --------
Total Income From Operations.................      0.21        0.28      0.73       0.51
                                               --------    --------  --------   --------
Less Distributions From:
  Net investment income......................     (0.22)      (0.54)    (0.65)     (0.28)
  Net realized gains.........................     (0.14)      (0.01)    (0.02)        --
                                               --------    --------  --------   --------
Total Distributions..........................     (0.36)      (0.55)    (0.67)     (0.28)
                                               --------    --------  --------   --------
Net Asset Value, End of Period...............     $7.87       $8.02     $8.29      $8.23
                                               ========    ========  ========   ========
Total Return.................................      2.74%++     3.51%     9.26%      6.47%++
Net Assets, End of Period (000s).............   $35,597     $32,947   $32,617    $29,989
Ratios to Average Net Assets:
  Expenses(5)(6).............................      0.80%+      0.80%     0.80%      0.80%+
  Net investment income(4)...................      4.56+       6.01      6.59       6.13+
Portfolio Turnover Rate......................       111%        200%      149%       249%

Government Money Investments
---------------------------------------------------------------------------------------------------------------
                                              2003(1)(2)    2002(2)   2001(2)   2000(2)      1999(2)   1998(2)
                                              ----------   --------  --------   --------    --------  --------
Net Asset Value, Beginning of Period.........     $1.00       $1.00     $1.00      $1.00       $1.00     $1.00
                                               --------    --------  --------   --------    --------  --------
  Net investment income(5)...................      0.01        0.02      0.05       0.05        0.04      0.05
  Dividends from net investment income.......     (0.01)      (0.02)    (0.05)     (0.05)      (0.04)    (0.05)
                                               --------    --------  --------   --------    --------  --------
Net Asset Value, End of Period...............     $1.00       $1.00     $1.00      $1.00       $1.00     $1.00
                                               ========    ========  ========   ========    ========  ========
Total Return.................................      0.50%++     1.80%     5.04%      5.44%       4.53%     5.10%
Net Assets, End of Period (000s).............  $124,521    $140,411  $181,954   $225,756    $303,160  $375,761
Ratios to Average Net Assets:
  Expenses(5)(7).............................      0.60%+      0.60%     0.60%      0.60%       0.60%     0.60%
  Net investment income......................      0.98+       1.82      5.04       5.30        4.46      4.99

--------
(1)For the six months ended February 28, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from October 1, 1999 (commencement of operations) to August 31, 2000.
(4)Without the adoption of the change in the accounting method discussed in
   Note 1 to the financial statements, for the year ended August 31, 2002, the ratio of net investment income to average net assets would have been 6.06%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(5)Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                               Per share decreases in             Expense ratios without waivers
                                               net investment income                   and/or reimbursements
                                      ---------------------------------------  ------------------------------------
Fund                                   2003   2002   2001  2000   1999   1998   2003  2002  2001   2000  1999  1998
----                                  -----  -----  -----  ----- -----  -----  ----   ----  ----  ----   ----  ----
Multi-Sector Fixed Income Investments $0.01  $0.02  $0.01  $0.03   N/A    N/A  1.00%+ 1.00% 0.97% 1.17%+  N/A   N/A
Government Money Investments.........  0.00*  0.00*  0.00*  0.02 $0.00* $0.00* 1.02+  0.91  0.74  0.78   0.71% 0.66%

(6)As a result of a voluntary expense limitation, expense ratios will not exceed 0.80%.
(7)As a result of a voluntary expense limitation, expense ratios will not exceed 0.60%.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.
 * Amount represents less than $0.01 per share.

          Additional Shareholder Information
          (unaudited)


Result of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of the Consulting Group Capital Markets Funds - S&P 500 Index Investments ("Fund") was held on January 10, 2003, for the purpose of voting on the proposal to liquidate the Fund. The following table provides information concerning the matter voted upon at the Meeting:

1. Approval of the liquidation of the Fund

                        Shares      Shares       Shares
                       Voted For Voted Against Abstaining
                       --------- ------------- ----------
                       1,490,996    116,077     158,492

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       and Consulting Group are divisions of Citigroup Global Markets Inc.
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     and the Umbrella Device are trademarks and service marks of Citicorp or its affiliates and are used and registered throughout the world.


           This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not
     authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's Investment policies, charges and expenses as well as other pertinent information.

      TK 2120A, 2/03 Consulting Group Capital Markets Funds . 222 Delaware
                      Avenue . Wilmington, Delaware . 19801

[LOGO] Consulting Group

                               Consulting Group
                             Capital Markets Funds

                 Small Capitalization Value Equity Investments
                    Small Capitalization Growth Investments
                       International Equity Investments
                      Emerging Markets Equity Investments
                    International Fixed Income Investments
                             Balanced Investments


         Semi-Annual Report

         February 28, 2003
                                     [LOGO] TRAK(R)
                                     Personalized Investment Advisory Service

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

Table of Contents




CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY  1

SCHEDULES OF INVESTMENTS..................................  5

RATINGS AND SECURITY DESCRIPTIONS......................... 46

STATEMENTS OF ASSETS AND LIABILITIES...................... 48

STATEMENTS OF OPERATIONS.................................. 50

STATEMENTS OF CHANGES IN NET ASSETS....................... 52

NOTES TO FINANCIAL STATEMENTS............................. 56

FINANCIAL HIGHLIGHTS...................................... 69

Consulting Group
Capital Markets Funds


DEAR SHAREHOLDER,

Consulting Group Capital Markets Funds' ("Funds") performance for the six months ended February 28, 2003 was positive for each of the fixed-income Funds, and negative in each of the equity Funds. The negative correlation return pattern between these two asset classes has been a regular element of the global equity bear market that began in 2000. As we mark the third anniversary of this bear market, the lessons and benefits of owning diversified portfolios across the asset classes continue to be reinforced.

The common threads, questions and concerns that we have written about in our last several letters remain. The impact on Fund performance still exists. Risk aversion guides most investors' decisions, and the market returns reflect the movement of assets to the least risky investments. The positive fixed-income returns primarily reflect the drop in interest rates on government bonds. Negative equity returns echo the slowing rate of global economic recovery, and the anticipated rebound in technology-related industries that never seems to materialize. Financial markets constantly access the changing fundamentals of interest rates, economic growth, and corporate profit potential, among many others. What has been different lately is the psychological overhang of the geopolitical risks, and the fallout of the post-bubble bursting investor discontent. Simply, as higher levels of risk are factored into the market, the riskiest assets (generally equities) are given lower valuations and prices fall.

The six-month period covered in this letter is typical of much of the bear market period. Volatility is the best way to describe the movement of equities and Fund performance. As we entered the reporting period, the U.S. equity market was beginning another sharp drop in stock prices. The S&P 500 Index hit a new bear market low on October 9, 2002. A strong rally through late November lifted the market over 20% for the second time in four months. The S&P 500 Index then fell in December, January and February to end the reporting period. While each rally is greeted with the hope that the worst of the bear market is over, many have used the high volatility as one more reason to remain in very short-term financial instruments and government issued bonds.

Equity markets get most of the headlines, whether good or bad. Our philosophy is that no market exists in isolation and we have to study each asset class and its related impact. It is the hallmark of an asset allocation approach to investing, and gives us the tools to analyze the strengths and weaknesses in the Funds. Understanding the events in the bond market and the currency market had a large impact on the returns of the equity Funds. There has been a global interaction of all of these markets.

The changes in yields on U.S. Treasury securities are often the primary measure of the health of the fixed-income markets. Unfortunately, they do not explain enough of the movement in the equity market and fixed-income and equity Funds. Government bonds are considered the least risky of investments. Globally, there was an increased demand for these safest investments in 2002. The three-month U.S. Treasury Bill yield fell from 1.66% at the end of August 2002 to 1.20% on February 28, 2003. The yield on the 10-year Treasury Note dropped from 4.14% to 3.71% over the same time period. When the yield dropped below 4%, it was the first time since 1963 that yields on 10-year Treasury bonds were this low. The falling bond yields drove prices higher and generated the positive returns for the bond indices and the Funds.

Many of the fixed-income Funds hold both government and corporate bonds in their portfolios. While the government bond market was very favorable to investors, the corporate bond market (also known as the credit market) was much more treacherous. The slow rate of economic recovery and company specific issues (especially in the telecommunications sector) caused many corporate bond issues to fall in price, despite the generally falling interest rate environment. Individual security selection within different bond portfolios determined Fund performance against the benchmark. Investors learned that more than just interest rate changes determine fixed-income Fund performance. Although not all the fixed-income Funds outperformed their benchmark, they each generated a positive return for the six months. Each of the equity Funds generally maintain a fully invested position and is true to its style mandate.

There were few positive fundamentals in the financial markets in the summer and early fall 2002. However, the corporate bond market began to improve in early October 2002 and contributed to the equity rally. The corporate bond and equity market have been positively correlated recently. As the credit market struggled, so did the equity market. When it rebounded, equities followed.

U.S. and international equity markets posted negative returns for the six-month period. Each of the four domestic equity styles and the Fund in that style generated negative returns for the six-month reporting period. There were several common elements to the Funds and the asset styles that contributed to the negative returns. Many investment managers, including those of the Funds, anticipated a stronger economic recovery and positioned their portfolio for the rebound in cyclical and technology companies that would benefit. Entering this reporting period, the evidence mounted that the rate of recovery was much below expectations and the technology sector struggled with the continued cutbacks in corporate spending.

As we look ahead, we have to analyze where this bear market has come from and what is the current situation. The first phase, lasting about two years, was the collapse of the massively overvalued technology and telecommunication stocks, and other highly valued or speculative issues. The stock prices fell as the record valuations met the reality of the crumbling fundamentals of these companies. During this phase, portfolios that were diversified in smaller capitalization companies and had value-oriented strategies, outperformed the major market averages, and in many cases, generated positive absolute returns. The second phase began in the spring of 2002 and was marked by the negative returns across all styles and capitalization ranges. There were very few places to hide or invest, as stock prices declined across the board in the U.S. and in exchanges around the world.

By the end of the 1990s, there was a perception that risk had been eliminated as a concern in the risk-return tradeoff. In the absence of risk, prices moved ever higher, and had no upper bound. Portfolios shifted to the longest duration asset, equities, and especially the equities of technology companies whose payoff was far in the future. Early in this new century, risk has been rediscovered in both the investment and political arenas. As higher and higher levels of risk get priced into securities, prices fall.

At some level, and no one knows the exact low or bottom, the prices of equities will reflect the positive expected return and attract investors back from their risk averse position. Having seen the results of their abandoning the principles of investment diversification in the late 1990's, investors now have to be wary of the call to avoid equities and own only fixed-income securities.

In a historical context, equity valuations, especially those in the U.S., reflect an average, or fair level. After a nearly 50% drop in the U.S., and even greater drop in other countries, stocks are no longer described as greatly overvalued. Unfortunately, by historical standards, they also cannot be described as greatly undervalued. Despite the very low interest rate environment, the key to equities returning to a sustained upward move will be increasing levels of profits and earnings, and a rising economy. The valuation expansion (rising Price/Earnings ratios) that led to the record price appreciation patterns in the late 1990s is unlikely to be repeated for the foreseeable future. Bubbles bursting have a way of changing investor behavior for a period longer than many would like.

There were two changes to the Fund management structure from August 31, 2002 to February 28, 2003. Philadelphia International Advisors, LP ("PIA") was hired in International Equity Investments. PIA replaces Deutsche Asset Management Investment Services Ltd. Kern Capital, LLC was terminated as an investment adviser to Small Capitalization Growth Investments.

Alliance Capital Management L.P. was terminated as an investment adviser and Seix Investment Advisors, Inc. was hired as an investment adviser to High Yield Investments.

As difficult and disappointing as the equity market and Fund returns have been the last three years, the benefits of diversification across asset classes proved its value. The positive returns from the fixed-income Funds cushioned the pain and provided positive investment opportunity. We thank you for your continued support and encourage you to contact your financial consultant for further assistance and guidance.

Sincerely,

                    /s/ R Jay Gerken /s/ Frank L. Campanale

                    R. Jay Gerken    Frank L. Campanale
                    Chairman         Investment Officer

                    April 2, 2003

 CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY
 Average Annual Total Returns for Period Ended February 28, 2003#

                                                                           Benchmark+
Small Capitalization Value Equity Investments:             -------------------------------------------
                                                                      Russell
                           Without TRAK Fee With TRAK Fee*       2000 Value Index
------------------------------------------------------------------------------------------------------
Since Inception (11/18/91)       7.77%           6.17%
10 Year                          6.41            4.83
5 Year                          (1.42)          (2.89)
3 Year                           4.75            3.19
1 Year                         (18.02)         (19.25)
Six Months++                   (12.35)         (13.00)                 (8.50)%

Small Capitalization Growth Investments:
                                                                      Russell
                           Without TRAK Fee With TRAK Fee*       2000 Growth Index
------------------------------------------------------------------------------------------------------
Since Inception (11/18/91)       7.52%           5.92%
10 Year                          7.01            5.41
5 Year                          (7.33)          (8.71)
3 Year                         (26.70)         (27.79)
1 Year                         (27.19)         (28.28)
Six Months++                    (7.88)          (8.56)                 (5.55)%

International Equity Investments:
                                                                                          MSCI EAFE-
                                                                    MSCI EAFE-           GDP Weighted
                           Without TRAK Fee With TRAK Fee* Capitalization Weighted Index     Index
------------------------------------------------------------------------------------------------------
Since Inception (11/18/91)       2.16%           0.64%
10 Year                          3.14            1.61
5 Year                          (5.80)          (7.21)
3 Year                         (21.71)         (22.87)
1 Year                         (21.39)         (22.56)
Six Months++                   (13.00)         (13.64)                (11.04)%              (11.01)%

Emerging Markets Equity Investments:
                                                                   MSCI Emerging
                           Without TRAK Fee With TRAK Fee*      Markets Free Index
------------------------------------------------------------------------------------------------------
Since Inception (4/20/94)       (4.17)%         (5.59)%
5 Year                          (7.43)          (8.81)
3 Year                         (16.60)         (17.84)
1 Year                         (17.04)         (18.28)
Six Months++                    (7.03)          (7.72)                (10.44)%

International Fixed Income Investments:
                                                                Citigroup Non-U.S.
                           Without TRAK Fee With TRAK Fee*  World Government Bond Index
------------------------------------------------------------------------------------------------------
Since Inception (11/18/91)       6.81%           5.22%
10 Year                          6.49            4.90
5 Year                           4.22            2.67
3 Year                           6.45            4.87
1 Year                          23.51           21.67
Six Months++                     8.81            8.01                  10.12%

Balanced Investments:
                                                             Lehman Brothers Aggregate
                           Without TRAK Fee With TRAK Fee*          Bond Index           S&P 500 Index
------------------------------------------------------------------------------------------------------
Since Inception (2/16/93)        6.07%           4.49%
10 Year                          6.09            4.51
5 Year                          (1.50)          (2.97)
3 Year                          (5.85)          (7.26)
1 Year                         (12.71)         (14.01)
Six Months++                    (5.07)          (5.78)                  4.74%                (7.29)%

--------
 #The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 +Benchmark performance provided for the six months ended February 28, 2003.
  Please note that an investor cannot invest directly in an index.
 *The maximum annual TRAK fee is 1.50% of the value of TRAK assets.
 ++Total return is not annualized, as it may not be representative of the total return for the year.

          Schedules of Investments
          February 28, 2003 (unaudited)

Small Capitalization Value Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------
COMMON STOCK -- 97.6%

Advertising -- 0.6%
   117,540 Harte-Hanks, Inc....................................... $  2,152,157
                                                                   ------------

Aerospace and Defense -- 1.7%
    90,360 Armor Holdings, Inc.*..................................    1,016,550
    11,600 Curtiss-Wright Corp....................................      633,360
   107,980 Esterline Technologies Corp.*..........................    1,855,096
   203,000 GenCorp Inc............................................    1,380,400
   139,000 Kaman Corp.............................................    1,366,370
                                                                   ------------
                                                                      6,251,776
                                                                   ------------

Agriculture -- 0.4%
    41,000 Universal Corp.........................................    1,562,510
                                                                   ------------

Apparel -- 1.9%
    27,100 Columbia Sportswear Co.*...............................      968,825
    62,000 Kellwood Co............................................    1,587,200
    97,000 Russell Corp...........................................    1,566,550
    44,455 The Timberland Co.*....................................    1,707,072
   222,450 Unifi, Inc.*...........................................    1,134,495
                                                                   ------------
                                                                      6,964,142
                                                                   ------------

Auto Parts and Equipment -- 0.8%
    81,000 ArvinMeritor, Inc......................................    1,237,680
    28,900 BorgWarner, Inc........................................    1,509,158
                                                                   ------------
                                                                      2,746,838
                                                                   ------------

Banks -- 5.0%
    82,000 BancorpSouth, Inc......................................    1,529,300
    80,200 Fulton Financial Corp..................................    1,471,598
   127,700 Hudson United Bancorp..................................    4,027,658
   288,900 NBT Bancorp Inc........................................    5,061,528
    69,600 Old National Bancorp...................................    1,522,848
    50,900 Provident Financial Group, Inc.........................    1,468,974
    69,800 Susquehanna Bancshares, Inc............................    1,483,250
    39,500 UMB Financial Corp.....................................    1,448,505
                                                                   ------------
                                                                     18,013,661
                                                                   ------------

Beverages -- 0.4%
    61,620 The Robert Mondavi Corp.*..............................    1,559,602
                                                                   ------------

Biotechnology -- 0.3%
   129,905 Serologicals Corp.*....................................    1,110,688
                                                                   ------------

Building Materials -- 3.1%
    33,400 Butler Manufacturing Co................................      601,200
    44,000 Florida Rock Industries, Inc...........................    1,470,480
   229,300 Martin Marietta Materials, Inc.........................    6,324,094
    76,000 Universal Forest Products, Inc.........................    1,299,600
    64,000 York International Corp................................    1,369,600
                                                                   ------------
                                                                     11,064,974
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Chemicals -- 2.3%
    53,000 The Lubrizol Corp...................................... $  1,533,290
   409,850 Lyondell Chemical Co...................................    4,881,314
   505,900 Terra Industries Inc.*.................................      591,903
   119,000 Wellman, Inc...........................................    1,262,590
                                                                   ------------
                                                                      8,269,097
                                                                   ------------

Coal -- 0.4%
   159,000 Massey Energy Co.......................................    1,481,880
                                                                   ------------

Commercial Services -- 3.4%
   112,165 Albany Molecular Research, Inc.*.......................    1,626,393
    54,000 Banta Corp.............................................    1,538,460
    47,000 Chemed Corp............................................    1,560,400
   143,240 Cross Country, Inc.*...................................    1,579,937
   113,230 Forrester Research, Inc.*..............................    1,455,006
    31,200 Landauer, Inc..........................................    1,101,360
    66,000 McGrath Rentcorp.......................................    1,486,320
   185,150 Quanta Services, Inc.*.................................      610,995
    59,365 Watson Wyatt & Co. Holdings*...........................    1,139,214
                                                                   ------------
                                                                     12,098,085
                                                                   ------------

Computers -- 0.7%
    67,935 Diebold, Inc...........................................    2,470,117
                                                                   ------------

Distribution/Wholesale -- 1.3%
    62,000 Hughes Supply, Inc.....................................    1,438,400
    93,000 Owens & Minor, Inc.+...................................    1,515,900
    82,700 United Stationers Inc.*................................    1,721,814
                                                                   ------------
                                                                      4,676,114
                                                                   ------------

Diversified Financial Services -- 0.8%
   376,700 DVI, Inc.*.............................................    2,938,260
                                                                   ------------

Electric -- 1.7%
    35,000 CH Energy Group, Inc...................................    1,441,300
   146,500 Cleco Corp.............................................    1,712,585
    85,800 OGE Energy Corp........................................    1,490,346
    70,000 PNM Resources Inc......................................    1,475,600
                                                                   ------------
                                                                      6,119,831
                                                                   ------------

Electrical Component and Equipment -- 2.6%
    46,000 AMETEK, Inc............................................    1,517,080
   344,200 Belden Inc.............................................    4,440,180
   605,050 GrafTech International Ltd.*...........................    2,129,776
   109,615 Rayovac Corp.*.........................................    1,342,784
                                                                   ------------
                                                                      9,429,820
                                                                   ------------

Electronics -- 1.2%
   157,700 Methode Electronics, Inc...............................    1,400,376
   126,000 PerkinElmer, Inc.......................................    1,068,480
   111,185 Trimble Navigation Ltd.*...............................    1,862,349
                                                                   ------------
                                                                      4,331,205
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Environmental Control -- 0.5%
    91,315 Ionics, Inc.*+......................................... $  1,898,439
                                                                   ------------

Food -- 3.2%
    48,025 American Italian Pasta Co.*+...........................    1,993,518
    51,000 Corn Products International, Inc.......................    1,532,550
    83,000 Fresh Del Monte Produce Inc............................    1,505,620
   134,000 Lance, Inc.............................................    1,329,280
   117,700 Ruddick Corp...........................................    1,437,117
    70,000 Sensient Technologies Corp.+...........................    1,449,000
   259,550 Wild Oats Markets, Inc.*...............................    2,213,961
                                                                   ------------
                                                                     11,461,046
                                                                   ------------

Forest Products and Paper -- 2.3%
   132,950 Pope & Talbot, Inc.....................................    1,615,342
   109,100 Rock-Tenn Co...........................................    1,412,845
   226,950 Schweitzer-Mauduit International, Inc..................    5,215,311
                                                                   ------------
                                                                      8,243,498
                                                                   ------------

Gas -- 3.4%
    70,000 Atmos Energy Corp......................................    1,489,600
    50,500 Energen Corp...........................................    1,536,210
    60,500 Northwest Natural Gas Co...............................    1,482,250
   115,425 NUI Corp...............................................    1,749,843
    42,000 Peoples Energy Corp....................................    1,503,600
    38,000 UGI Corp...............................................    1,573,200
    70,000 Vectren Corp...........................................    1,442,000
    60,500 WGL Holdings Inc.......................................    1,520,970
                                                                   ------------
                                                                     12,297,673
                                                                   ------------

Hand and Machine Tools -- 1.3%
    71,500 Lincoln Electric Holdings, Inc.........................    1,417,202
    77,000 Regal-Beloit Corp......................................    1,224,300
    87,300 Snap-on Inc............................................    2,181,627
                                                                   ------------
                                                                      4,823,129
                                                                   ------------

Healthcare - Products -- 2.6%
    35,800 Arrow International, Inc...............................    1,456,308
    54,500 The Cooper Cos., Inc.+.................................    1,583,225
    46,000 Cytyc Corp.*...........................................      585,580
    49,500 Invacare Corp..........................................    1,514,700
    45,160 Vital Signs, Inc.+.....................................    1,252,738
    73,410 Zoll Medical Corp.*....................................    2,807,933
                                                                   ------------
                                                                      9,200,484
                                                                   ------------

Home Builders -- 1.3%
   411,900 Clayton Homes, Inc.+...................................    4,637,994
                                                                   ------------

Home Furnishings -- 0.7%
   107,700 Kimball International, Inc., Class B Shares............    1,453,950
   122,500 Universal Electronics Inc.*............................    1,176,000
                                                                   ------------
                                                                      2,629,950
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Household Products/Wares -- 2.3%
   134,000 Ennis Business Forms, Inc.............................. $  1,516,880
    47,900 Russ Berrie and Co., Inc...............................    1,487,295
    28,485 The Scotts Co., Class A Shares*........................    1,434,220
    99,000 Tupperware Corp........................................    1,234,530
    58,900 Wallace Computer Services, Inc.........................    1,501,361
    61,915 The Yankee Candle Co., Inc.*...........................    1,022,217
                                                                   ------------
                                                                      8,196,503
                                                                   ------------

Housewares -- 0.7%
   102,500 Libbey Inc.............................................    2,567,625
                                                                   ------------

Insurance -- 6.6%
    54,500 AmerUs Group Co.+......................................    1,429,535
    41,000 Delphi Financial Group, Inc., Class A Shares...........    1,510,850
    74,645 HCC Insurance Holdings, Inc............................    1,841,492
   161,550 IPC Holdings Ltd.......................................    4,563,787
    39,600 LandAmerica Financial Group, Inc.......................    1,492,920
    25,300 Markel Corp.*+.........................................    5,405,598
   145,000 Mercury General Corp.+.................................    5,250,450
    77,700 Ohio Casualty Corp.*...................................      954,933
   122,000 Presidential Life Corp.................................    1,171,200
                                                                   ------------
                                                                     23,620,765
                                                                   ------------

Iron and Steel -- 1.3%
   729,950 Ryerson Tull, Inc......................................    4,620,583
                                                                   ------------

Leisure Time -- 2.0%
   413,650 Arctic Cat Inc.........................................    5,936,291
   106,550 Callaway Golf Co.......................................    1,223,194
                                                                   ------------
                                                                      7,159,485
                                                                   ------------

Machinery - Diversified -- 1.7%
   303,650 Robbins & Myers, Inc...................................    4,615,480
    34,000 Tecumseh Products Co., Class A Shares..................    1,513,000
                                                                   ------------
                                                                      6,128,480
                                                                   ------------

Manufacturing - Miscellaneous -- 3.5%
    56,800 Actuant Corp., Class A Shares*.........................    2,101,600
   112,000 Acuity Brands, Inc.....................................    1,489,600
    81,000 Barnes Group Inc.......................................    1,555,200
    48,000 CLARCOR Inc............................................    1,605,120
    72,500 Crane Co...............................................    1,252,800
    52,000 Harsco Corp............................................    1,568,840
    40,000 Lancaster Colony Corp..................................    1,519,200
   163,000 Sturm, Ruger & Co., Inc................................    1,491,450
                                                                   ------------
                                                                     12,583,810
                                                                   ------------

Media -- 0.2%
    71,400 Hollinger International Inc.+..........................      608,328
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Metal Fabricate/Hardware -- 0.8%
   103,000 Commercial Metals Co................................... $  1,449,210
    62,000 Precision Castparts Corp...............................    1,463,200
                                                                   ------------
                                                                      2,912,410
                                                                   ------------

Mining -- 0.2%
    57,000 Goldcorp Inc...........................................      652,080
                                                                   ------------

Office Furnishings -- 2.0%
   523,960 CompX International Inc................................    3,657,241
   213,370 Herman Miller, Inc.....................................    3,334,973
                                                                   ------------
                                                                      6,992,214
                                                                   ------------

Oil and Gas Producers -- 4.0%
   100,000 Berry Petroleum Co., Class A Shares....................    1,545,000
    66,000 Cabot Oil & Gas Corp...................................    1,588,620
    54,500 Helmerich & Payne, Inc.................................    1,498,750
   101,300 Ocean Energy Inc.......................................    2,033,091
    49,000 Patina Oil & Gas Corp..................................    1,630,720
    60,600 St. Mary Land & Exploration Co.+.......................    1,616,202
    62,315 Tom Brown, Inc.*.......................................    1,601,495
   145,000 Vintage Petroleum, Inc.................................    1,442,750
    62,000 XTO Energy, Inc........................................    1,563,020
                                                                   ------------
                                                                     14,519,648
                                                                   ------------

Oil and Gas Services -- 2.2%
 1,204,000 Input/Output, Inc.*....................................    4,635,400
 1,477,300 Stolt Offshore S.A. ADR*+..............................    1,757,987
    49,700 Tidewater Inc..........................................    1,521,814
                                                                   ------------
                                                                      7,915,201
                                                                   ------------

Packaging and Containers -- 1.4%
   977,650 Intertape Polymer Group Inc............................    4,956,685
                                                                   ------------

Pipelines -- 0.4%
    79,000 National Fuel Gas Co...................................    1,543,660
                                                                   ------------

Real Estate Investment Trusts -- 4.8%
    41,000 CBL & Associates Properties, Inc.......................    1,633,850
    56,000 First Industrial Realty Trust, Inc.....................    1,573,600
   284,900 Glimcher Realty Trust..................................    5,376,063
    42,000 Health Care Property Investors, Inc....................    1,484,700
    56,000 Healthcare Realty Trust, Inc...........................    1,571,920
   142,000 HRPT Properties Trust..................................    1,208,420
    76,800 New Plan Excel Realty Trust............................    1,494,528
    54,000 Shurgard Storage Centers, Inc., Class A Shares.........    1,587,060
    94,500 United Dominion Realty Trust, Inc......................    1,471,365
                                                                   ------------
                                                                     17,401,506
                                                                   ------------

Retail -- 9.5%
   120,180 American Eagle Outfitters, Inc.*+......................    1,739,005
    66,000 Bob Evans Farms, Inc...................................    1,544,400
    57,900 Brown Shoe Co., Inc....................................    1,571,406
    89,000 Burlington Coat Factory Warehouse Corp.................    1,397,300
   131,000 Casey's General Stores, Inc............................    1,447,550

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Retail -- 9.5% (continued)
    34,500 The Cato Corp.......................................... $    586,500
    88,035 CBRL Group, Inc........................................    2,350,534
    68,000 Claire's Stores, Inc...................................    1,551,760
   461,500 Cole National Corp.*...................................    4,508,855
    95,500 Dillard's, Inc.........................................    1,332,225
   258,055 Nu Skin Enterprises, Inc...............................    2,714,739
    97,300 RARE Hospitality International, Inc.*..................    2,610,559
 1,182,100 Smart & Final Inc.*....................................    4,763,863
   477,900 The Steak n Shake Co.*.................................    4,592,619
    79,100 World Fuel Services Corp...............................    1,582,000
                                                                   ------------
                                                                     34,293,315
                                                                   ------------

Savings and Loans -- 3.0%
    93,205 Astoria Financial Corp.................................    2,341,310
    70,000 Commercial Federal Corp................................    1,558,900
   346,125 Ocwen Financial Corp.*.................................    1,055,681
    78,000 Seacoast Financial Services Corp.......................    1,501,500
    68,400 Washington Federal, Inc................................    1,518,480
    79,500 Webster Financial Corp.................................    2,830,200
                                                                   ------------
                                                                     10,806,071
                                                                   ------------

Semiconductors -- 2.6%
   352,300 Cohu, Inc..............................................    5,266,885
    80,145 International Rectifier Corp.*.........................    1,791,241
   173,000 Ultratech Stepper, Inc.*...............................    2,159,040
                                                                   ------------
                                                                      9,217,166
                                                                   ------------

Software -- 1.6%
   630,300 Schawk, Inc.+..........................................    5,849,184
                                                                   ------------

Telecommunications -- 0.2%
   238,800 Powerwave Technologies, Inc.*..........................      845,352
                                                                   ------------

Transportation -- 2.4%
    61,500 Alexander & Baldwin, Inc...............................    1,527,660
   655,550 Sea Containers Ltd., Class A Shares....................    4,005,410
    39,800 Teekay Shipping Corp...................................    1,543,842
    56,000 USFreightways Corp.....................................    1,361,360
                                                                   ------------
                                                                      8,438,272
                                                                   ------------

Trucking and Leasing -- 0.3%
    65,000 GATX Corp.+............................................    1,003,600
                                                                   ------------
           TOTAL COMMON STOCK (Cost -- $398,621,978)..............  351,264,913
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
-------------------------------------------------------------------------------

   Face
  Amount                          Security                            Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.4%
$7,478,000 Merrill Lynch & Co., Inc., 1.270% due 3/3/03; Proceeds
            at maturity -- $7,478,791; (Fully collateralized by
            U.S. Treasury Notes and Bonds, 6.250% to 11.750% due
            2/15/10 to 5/15/30; Market value -- $7,627,560)....... $  7,478,000
 1,166,000 State Street Bank and Trust Co., 1.270% due 3/3/03;
            Proceeds at maturity -- $1,166,123; (Fully
            collateralized by U.S. Treasury Bills, 0.000% due
            8/7/03; Market value -- $1,193,400)...................    1,166,000
                                                                   ------------
           TOTAL REPURCHASE AGREEMENTS (Cost -- $8,644,000).......    8,644,000
                                                                   ------------
           TOTAL INVESTMENTS -- 100% (Cost -- $407,265,978**)..... $359,908,913
                                                                   ============

--------
*  Non-income producing security.
+  All or a portion of this security is on loan (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------
COMMON STOCK -- 98.7%

Advertising -- 0.2%
    18,000 ADVO, Inc.............................................. $    563,580
                                                                   ------------

Aerospace and Defense -- 2.2%
   214,800 Armor Holdings, Inc.+..................................    2,416,500
    64,100 DRS Technologies, Inc..................................    1,448,019
   220,400 The Titan Corp.+.......................................    1,752,180
    96,700 United Defense Industries, Inc.........................    2,077,116
                                                                   ------------
                                                                      7,693,815
                                                                   ------------

Airlines -- 0.4%
   172,400 Atlantic Coast Airlines Holdings, Inc.+................    1,086,120
    36,100 SkyWest, Inc.*.........................................      323,095
                                                                   ------------
                                                                      1,409,215
                                                                   ------------

Apparel -- 0.1%
    25,300 The Gymboree Corp.+....................................      325,864
                                                                   ------------

Banking -- 4.9%
    10,400 Bank of the Ozarks, Inc.+*.............................      281,528
    16,000 Cascade Bancorp+*......................................      244,160
     5,800 Cathay Bancorp, Inc.+*.................................      221,560
    51,285 Chemical Financial Corp.+*.............................    1,401,619
    92,100 East West Bancorp, Inc.*...............................    3,062,325
    14,500 F.N.B. Corp.*..........................................      369,750
    26,100 First BanCorp.+*.......................................      654,327
    20,100 Gold Banc Corp., Inc.*.................................      197,583
    46,559 Humboldt Bancorp+*.....................................      528,026
    16,500 Independent Bank Corp. of Massachusetts+*..............      350,955
    26,187 Independent Bank Corp. of Michigan+*...................      514,836
    20,000 Irwin Financial Corp.+*................................      362,000
    14,860 PennRock Financial Services Corp.+*....................      356,046
     5,400 Peoples Bancorp, Inc.+*................................      129,060
    57,100 R&G Financial Corp., Class B Shares*...................    1,270,475
   101,700 Southwest Bancorp. of Texas, Inc.+.....................    3,215,754
     7,200 Sterling Bancorp*......................................      181,944
     9,000 Texas Regional Bancshares, Inc., Class A Shares*.......      297,810
    35,900 TrustCo Bank Corp. NY*.................................      359,718
    77,000 UCBH Holdings, Inc.+*..................................    3,241,700
    11,600 Virginia Financial Group, Inc.+*.......................      315,172
                                                                   ------------
                                                                     17,556,348
                                                                   ------------

Beverages -- 0.0%
     9,900 Peet's Coffee & Tea Inc.+..............................      133,353
                                                                   ------------

Biotechnology -- 1.5%
    73,700 Affymetrix, Inc.+......................................    1,945,680
    35,900 Bio-Rad Laboratories, Inc., Class A Shares+............    1,290,605
     1,700 Digene Corp............................................       28,203
    19,500 Enzon Pharmaceuticals, Inc.+...........................      244,725
   104,302 Genencor International Inc.+...........................    1,013,816
    15,100 Invitrogen Corp........................................      468,704

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
----------------------------------------------------------------

  Shares                   Security                    Value
----------------------------------------------------------------

Biotechnology -- 1.5% (continued)
    25,600 Myriad Genetics, Inc.+.................. $    250,368
                                                    ------------
                                                       5,242,101
                                                    ------------

Building Materials -- 0.1%
    17,000 The Genlyte Group Inc.+.................      480,420
                                                    ------------

Chemicals -- 0.4%
    57,600 Airgas, Inc.+...........................    1,008,000
     7,800 Georgia Gulf Corp.+*....................      148,512
    31,800 Symyx Technologies, Inc.................      421,668
                                                    ------------
                                                       1,578,180
                                                    ------------

Commercial Services -- 6.1%
    32,900 The Advisory Board Co...................    1,077,475
   114,200 Career Education Corp.+.................    5,310,300
   106,700 The Corporate Executive Board Co.+......    3,588,321
   187,200 Cross Country, Inc.+*...................    2,064,816
    55,000 ITT Educational Services, Inc...........    1,482,250
    51,400 Kroll Inc.+.............................      913,378
   222,200 Labor Ready, Inc.+......................    1,199,880
    31,500 Pre-Paid Legal Services, Inc.+..........      540,225
    30,600 Resources Connection, Inc.+.............      589,662
    39,300 Right Management Consultants, Inc.+.....      461,775
   255,400 Sylvan Learning Systems, Inc.+..........    3,169,514
   246,900 Wireless Facilities, Inc................    1,498,683
                                                    ------------
                                                      21,896,279
                                                    ------------

Computers -- 4.0%
    49,400 Advanced Digital Information Corp.......      376,428
     4,000 CACI International Inc., Class A Shares+      135,480
    40,000 Catapult Communications Corp.+..........      260,800
     7,500 Cognizant Technology Solutions Corp.....      526,500
    96,900 Cray, Inc...............................      826,557
   102,700 Digimarc Corp.+.........................    1,098,890
    45,300 Drexler Technology Corp.+...............      634,200
    43,600 FactSet Research Systems Inc.+*.........    1,115,724
    52,100 Iomega Corp.+...........................      521,000
    64,400 Manhattan Associates, Inc.+.............    1,313,760
   180,400 McDATA Corp., Class A Shares+...........    1,497,320
    69,600 Mentor Graphics Corp....................      556,104
    22,000 Mercury Computer Systems, Inc.+.........      666,600
    84,200 NetScreen Technologies, Inc.+...........    1,644,426
    55,463 Overland Storage, Inc.+.................      794,785
    35,400 Radiant Systems, Inc.+..................      276,120
    89,700 Silicon Storage Technology, Inc.........      243,984
    33,100 SRA International, Inc., Class A Shares.      845,374
    40,300 Synaptics Inc...........................      290,160
    26,300 TALX Corp.+*............................      321,912
    34,900 Western Digital Corp.+..................      283,737
                                                    ------------
                                                      14,229,861
                                                    ------------

Cosmetics/Personal Care -- 0.2%
    42,600 Chattem, Inc.+..........................      661,152
                                                    ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Distribution/Wholesale -- 0.0%
     4,695 TIMCO Aviation Services, Inc........................... $      2,629
                                                                   ------------

Diversified Financial Services -- 0.8%
    79,700 Friedman, Billings, Ramsey Group, Inc., Class A Shares+      706,939
    13,600 Gabelli Asset Management Inc., Class A Shares+.........      386,376
     5,700 Jefferies Group, Inc.*.................................      210,558
    44,700 New Century Financial Corp.+*..........................    1,190,361
    29,200 World Acceptance Corp.+................................      249,660
                                                                   ------------
                                                                      2,743,894
                                                                   ------------

Electrical Component and Equipment -- 0.8%
     7,100 AMETEK, Inc.+*.........................................      234,158
   246,500 Power-One, Inc.+.......................................    1,212,780
    21,500 Vicor Corp.+...........................................      129,000
    55,900 Wilson Greatbatch Technologies, Inc.+..................    1,399,177
                                                                   ------------
                                                                      2,975,115
                                                                   ------------

Electronics -- 3.3%
    17,800 Checkpoint Systems, Inc.+..............................      165,718
    50,600 Cymer, Inc.+...........................................    1,528,120
    12,200 Electro Scientific Industries, Inc.+...................      209,230
    20,300 Excel Technology, Inc.+................................      413,511
    64,800 FEI Co.................................................    1,017,360
    17,700 Itron, Inc.+...........................................      265,323
   116,700 Keithley Instruments, Inc.+*...........................    1,330,380
    31,400 Molecular Devices Corp.+...............................      413,224
    33,900 OSI Systems, Inc.+.....................................      576,300
    16,800 Park Electrochemical Corp.+*...........................      257,880
   149,000 PerkinElmer, Inc.*.....................................    1,263,520
    13,500 Planar Systems Inc.+...................................      210,600
   175,700 Signal Technology Corp.................................    1,814,981
    15,800 Trimble Navigation Ltd.+...............................      264,650
    70,100 Varian Inc.............................................    2,072,857
                                                                   ------------
                                                                     11,803,654
                                                                   ------------

Entertainment -- 0.3%
     7,900 Penn National Gaming, Inc.+............................      134,616
    55,375 Shuffle Master, Inc.+..................................    1,082,581
                                                                   ------------
                                                                      1,217,197
                                                                   ------------

Environmental Control -- 2.7%
    89,500 Stericycle, Inc.+......................................    3,170,985
   185,700 Tetra Tech, Inc........................................    2,443,812
   126,500 Waste Connections, Inc.+...............................    4,209,920
                                                                   ------------
                                                                      9,824,717
                                                                   ------------

Food -- 0.1%
     1,651 Aurora Foods Inc.......................................          726
    11,000 International Multifoods Corp..........................      216,700
     8,400 Sanderson Farms, Inc.+*................................      161,624
                                                                   ------------
                                                                        379,050
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
------------------------------------------------------------------------------------

  Shares                            Security                               Value
------------------------------------------------------------------------------------

Healthcare - Products -- 4.4%
     8,400 Biosite Inc.+............................................... $    262,668
    32,300 Cholestech Corp.............................................      205,428
    55,200 The Cooper Cos., Inc.+*.....................................    1,603,560
    10,600 Diagnostic Products Corp.+*.................................      359,446
    50,200 HealthTronics Surgical Services, Inc.+......................      449,792
    27,466 IDEXX Laboratories, Inc.+...................................    1,001,410
    21,800 Immucor, Inc................................................      430,114
    70,300 Lifecore Biomedical, Inc....................................      509,675
   133,700 MedSource Technologies, Inc.................................      287,455
    91,546 Mentor Corp.+*..............................................    1,598,485
    13,700 Merit Medical Systems, Inc.+................................      235,914
    63,500 PolyMedica Corp.+*..........................................    1,853,565
    51,300 Possis Medical, Inc.+.......................................      810,540
   326,400 PSS World Medical, Inc......................................    2,124,864
    35,800 Techne Corp.+...............................................      777,576
    29,400 VISX, Inc.+.................................................      242,550
   195,500 Wright Medical Group, Inc.+.................................    3,188,605
                                                                        ------------
                                                                          15,941,647
                                                                        ------------

Healthcare - Services -- 3.7%
   156,500 Alliance Imaging, Inc.......................................      676,080
    48,700 American Healthways, Inc.+..................................      761,181
    40,700 Apria Healthcare Group Inc.+................................      896,621
     5,800 BioReliance Corp.+..........................................       98,605
    42,900 Covance Inc.................................................    1,010,295
    21,200 LifePoint Hospitals, Inc.+..................................      449,440
   176,600 Manor Care, Inc.+...........................................    3,237,078
    36,750 Option Care, Inc.+..........................................      288,488
    67,200 Pediatrix Medical Group, Inc................................    1,898,400
   255,900 Select Medical Corp.........................................    3,403,470
    41,000 U.S. Physical Therapy, Inc.+................................      454,690
                                                                        ------------
                                                                          13,174,348
                                                                        ------------

Home Builders -- 0.1%
    15,600 Winnebago Industries, Inc.+*................................      457,860
                                                                        ------------

Household Products/Wares -- 0.1%
    13,800 John H. Harland Co.+*.......................................      317,124
                                                                        ------------

Insurance -- 3.2%
    46,100 Arch Capital Group Ltd.+....................................    1,441,086
    38,100 IPC Holdings, Ltd.*.........................................    1,076,325
    93,400 Philadelphia Consolidated Holding Corp......................    2,909,410
   111,200 Platinum Underwriters Holdings, Ltd.*.......................    2,529,800
    68,400 RenaissanceRe Holdings Ltd.*................................    2,536,272
   173,700 Universal American Financial Corp.+.........................    1,007,460
                                                                        ------------
                                                                          11,500,353
                                                                        ------------

Internet -- 3.5%
    53,700 Avocent Corp.+..............................................    1,493,934
   159,500 CheckFree Corp.+............................................    3,349,500
   146,100 Digital Insight Corp.+......................................    1,461,000
   153,800 Digital River, Inc.+........................................    1,381,124

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Internet -- 3.5% (continued)
    91,200 DoubleClick Inc........................................ $    587,328
    30,400 eResearch Technology, Inc.+............................      638,400
    30,100 eSPEED, Inc., Class A Shares...........................      310,632
    47,600 F5 Networks, Inc.+.....................................      664,972
    16,100 Internet Security Systems, Inc.+.......................      184,667
    79,800 MatrixOne, Inc.........................................      286,482
    21,000 NetBank, Inc.*.........................................      199,710
    14,300 Overture Services, Inc.+...............................      227,656
    45,400 ProcureNet, Inc........................................            0
    65,300 S1 Corp................................................      336,948
   105,000 SonicWALL, Inc.+.......................................      349,650
    14,700 Verity, Inc............................................      245,196
    16,100 WebEx Communications, Inc.+............................      178,549
    31,100 webMethods, Inc.+......................................      335,258
    28,500 Websense, Inc.+........................................      403,560
                                                                   ------------
                                                                     12,634,566
                                                                   ------------

Investment Companies -- 0.7%
    96,800 American Capital Strategies, Ltd.+*....................    2,390,960
                                                                   ------------

Leisure Time -- 0.1%
    17,500 Ambassadors Group, Inc.+...............................      214,375
                                                                   ------------

Lodging -- 0.7%
   139,700 Extended Stay America, Inc.............................    1,508,760
   199,200 MTR Gaming Group, Inc.+................................    1,137,432
                                                                   ------------
                                                                      2,646,192
                                                                   ------------

Machinery - Diversified -- 0.3%
    22,900 Briggs & Stratton Corp.+*..............................      904,550
    33,200 Presstek, Inc.+........................................      179,280
                                                                   ------------
                                                                      1,083,830
                                                                   ------------

Manufacturers -- 0.5%
    10,100 Carlisle Cos. Inc.*....................................      430,361
     6,000 Donaldson Co., Inc.*...................................      209,100
    35,200 ESCO Technologies Inc.+................................    1,195,040
                                                                   ------------
                                                                      1,834,501
                                                                   ------------

Media -- 1.0%
    31,100 Beasley Broadcast Group, Inc., Class A Shares+.........      308,512
   345,700 Entravision Communications Corp., Class A Shares.......    2,419,900
    26,800 Gray Television, Inc., Class A Shares+*................      300,160
    16,900 Journal Register Co....................................      256,373
    41,700 Regent Communications, Inc.............................      220,176
                                                                   ------------
                                                                      3,505,121
                                                                   ------------

Metal Fabricate/Hardware -- 1.4%
   187,500 Maverick Tube Corp.+...................................    3,270,000
   140,700 NS Group, Inc.+........................................    1,188,915
    19,900 Valmont Industries, Inc.*..............................      387,055
                                                                   ------------
                                                                      4,845,970
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Office/Business Equipments -- 0.2%
    45,900 Global Imaging Systems, Inc.+.......................... $    849,609
                                                                   ------------

Oil and Gas Producers -- 6.5%
    18,900 Atwood Oceanics, Inc.+.................................      521,640
   406,260 Chesapeake Energy Corp.+*..............................    3,298,831
    30,300 Cimarex Energy Co.+....................................      602,364
    53,400 Comstock Resources, Inc................................      532,932
    42,500 Frontier Oil Corp.+*...................................      694,875
   109,800 Grey Wolf, Inc.+.......................................      457,866
   100,100 Helmerich & Payne, Inc.*...............................    2,752,750
    37,100 Magnum Hunter Resources, Inc.+.........................      215,180
    39,375 Patina Oil & Gas Corp.+*...............................    1,310,400
   110,100 Patterson-UTI Energy, Inc.+............................    3,648,714
    98,200 Precision Drilling Corp.+..............................    3,559,750
     6,700 Prima Energy Corp......................................      144,988
    29,700 Spinnaker Exploration Co...............................      568,755
     9,700 St. Mary Land & Exploration Co.+*......................      258,699
    22,600 Unit Corp..............................................      475,956
    59,900 Vintage Petroleum, Inc.+*..............................      596,005
   147,500 XTO Energy, Inc.+*.....................................    3,718,475
                                                                   ------------
                                                                     23,358,180
                                                                   ------------

Oil and Gas Services -- 5.3%
    36,300 Gulf Island Fabrication, Inc.+.........................      657,393
   279,900 Horizon Offshore, Inc..................................    1,074,816
   338,100 Key Energy Services, Inc.+.............................    3,550,050
   111,100 National-Oilwell, Inc..................................    2,499,750
   242,400 Newpark Resources, Inc.+...............................      996,264
    43,600 Oceaneering International, Inc.........................    1,007,160
    32,705 SEACOR SMIT Inc........................................    1,221,532
   381,000 Superior Energy Services, Inc..........................    3,303,270
   139,500 Veritas DGC Inc.+......................................    1,109,025
   212,700 W-H Energy Services, Inc.+.............................    3,722,250
                                                                   ------------
                                                                     19,141,510
                                                                   ------------

Pharmaceuticals -- 9.4%
    29,100 aaiPharma Inc.+........................................      632,052
    58,183 American Pharmaceutical Partners, Inc.+................    1,064,749
    96,300 Bentley Pharmaceuticals, Inc.+.........................      858,996
    29,200 Bradley Pharmaceuticals, Inc.+.........................      369,088
   180,000 Celgene Corp...........................................    3,942,180
   185,700 Cell Therapeutics, Inc.+...............................    1,303,614
    70,189 Cephalon, Inc.+........................................    3,379,600
    45,100 Connetics Corp.........................................      660,715
   110,900 Cubist Pharmaceuticals, Inc.+..........................      911,598
   141,600 CV Therapeutics, Inc.+.................................    2,497,824
   183,050 First Horizon Pharmaceutical Corp.+....................      377,083
    76,100 Gilead Sciences, Inc.+.................................    2,587,400
    47,700 ILEX Oncology, Inc.+...................................      302,418
    39,000 ImClone Systems Inc.+..................................      519,870
    23,950 Kos Pharmaceuticals, Inc.+.............................      407,150
    89,100 K-V Pharmaceutical Co., Class A Shares.................    1,764,180
    55,500 Medicis Pharmaceutical Corp., Class A Shares+..........    2,586,300

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Pharmaceuticals -- 9.4% (continued)
   197,100 MGI Pharma, Inc.+...................................... $  1,974,942
   150,100 Nabi Biopharmaceuticals................................      770,013
    45,400 Neurocrine Biosciences, Inc.+..........................    1,912,702
   189,600 Noven Pharmaceuticals, Inc.............................    2,059,056
     6,500 NPS Pharmaceuticals, Inc.+.............................      112,840
    45,500 Perrigo Co.+*..........................................      534,625
    23,300 Progenics Pharmaceuticals, Inc.+.......................      125,820
    12,700 Scios Inc..............................................      554,228
    34,600 Sepracor Inc.+.........................................      427,656
    29,100 Trimeris, Inc.+........................................    1,164,582
                                                                   ------------
                                                                     33,801,281
                                                                   ------------

Pipelines -- 0.4%
    25,000 Plains Resources Inc.+.................................      284,750
    38,600 Western Gas Resources, Inc.+*..........................    1,273,800
                                                                   ------------
                                                                      1,558,550
                                                                   ------------

Real Estate Investment Trusts -- 1.2%
   101,800 Apex Mortgage Capital, Inc.*...........................      613,854
    17,700 CBL & Associates Properties, Inc.*.....................      705,345
    70,500 Crown American Realty Trust*...........................      675,390
    19,400 Getty Realty Corp.*....................................      371,510
    11,800 Mid-Atlantic Realty Trust*.............................      203,786
    46,400 Sizeler Property Investors, Inc.*......................      414,352
    38,400 Tanger Factory Outlet Centers, Inc.+*..................    1,153,920
    12,000 Universal Health Realty Income Trust*..................      316,320
                                                                   ------------
                                                                      4,454,477
                                                                   ------------

Retail -- 9.5%
   141,100 American Eagle Outfitters, Inc.+.......................    2,041,717
   107,900 bebe stores, inc.+.....................................    1,492,257
    87,200 The Cheesecake Factory Inc.+...........................    2,580,248
    18,100 Claire's Stores, Inc.*.................................      413,042
   100,000 Cost Plus, Inc.........................................    2,325,000
    20,400 Genesco Inc.+..........................................      278,460
    97,100 Guitar Center, Inc.+...................................    1,982,782
    47,000 Hancock Fabrics, Inc.+*................................      671,160
   147,200 Hot Topic, Inc.+.......................................    3,253,120
    51,500 Landry's Restaurants, Inc.*............................      844,600
    52,400 Linens 'n Things, Inc..................................    1,215,680
    31,700 Movie Gallery, Inc.+...................................      481,872
    53,500 Nu Skin Enterprises, Inc., Class A Shares+*............      562,820
    89,400 O'Charley's Inc........................................    1,778,166
    76,800 P.F. Chang's China Bistro, Inc.+.......................    2,543,616
   192,300 Pacific Sunwear of California, Inc.+...................    3,405,633
    74,000 RARE Hospitality International, Inc....................    1,985,420
    82,100 Stage Stores, Inc.+....................................    1,541,838
   177,000 Tweeter Home Entertainment Group, Inc.+................      955,800
    28,400 Urban Outfitters, Inc.+................................      537,612
   130,800 Williams-Sonoma, Inc.+.................................    3,045,024
                                                                   ------------
                                                                     33,935,867
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Savings and Loans -- 0.9%
   152,500 Brookline Bancorp, Inc.+*.............................. $  1,906,250
    36,600 Flagstar Bancorp, Inc.+*...............................      887,550
    13,700 WSFS Financial Corp.*..................................      439,085
                                                                   ------------
                                                                      3,232,885
                                                                   ------------

Semiconductors -- 8.4%
   128,000 Artisan Components, Inc.+..............................    2,104,320
   133,800 ASM International N.V.+................................    1,470,462
   202,600 Asyst Technologies, Inc.+..............................    1,310,822
    54,350 Brooks Automation, Inc.+...............................      550,022
   100,900 Cohu, Inc.*............................................    1,508,455
   100,800 Credence Systems Corp..................................      719,712
    73,200 Cree, Inc.+............................................    1,245,864
    68,600 Emulex Corp.+..........................................    1,232,742
    45,800 Fairchild Semiconductor International, Inc., Class A
            Shares+...............................................      556,928
    32,900 Integrated Circuit Systems, Inc.+......................      784,994
   117,100 LTX Corp.+.............................................      620,630
    75,800 Marvell Technology Group Ltd.+.........................    1,561,480
    79,400 Microchip Technology Inc...............................    2,020,730
    37,600 Monolithic System Technology, Inc.+....................      224,096
   115,400 O2Micro International Ltd.+............................      934,740
    38,600 OmniVision Technologies, Inc.+.........................      733,400
    94,300 Photronics, Inc.+......................................    1,119,341
   181,600 Power Integrations, Inc.+..............................    3,782,728
    85,200 Semtech Corp...........................................    1,250,736
    17,000 Silicon Laboratories Inc.+.............................      461,040
    88,900 Skyworks Solutions, Inc.+..............................      620,522
    35,600 Standard Microsystems Corp.............................      520,472
    54,349 Supertex, Inc.+........................................      801,104
   147,400 Varian Semiconductor Equipment Associates, Inc.........    3,795,550
    38,000 White Electronic Designs Corp.+........................      269,040
                                                                   ------------
                                                                     30,199,930
                                                                   ------------

Software -- 4.6%
    27,600 ANSYS, Inc.+...........................................      655,776
   251,600 Borland Software Corp..................................    2,538,644
    17,900 CCC Information Services Group Inc.+...................      307,880
    41,300 Concord Communications, Inc.+..........................      310,989
    31,200 Datastream Systems, Inc.+..............................      184,392
    48,400 DocuCorp International, Inc.+..........................      195,536
    62,900 Documentum, Inc.+......................................      944,758
    33,800 EPIQ Systems, Inc.+....................................      645,580
    49,800 Hyperion Solutions Corp.+..............................    1,281,852
    56,400 IDX Systems Corp.+.....................................      880,968
    37,000 InterCept, Inc.+.......................................      254,560
    11,700 Inter-Tel, Inc.+*......................................      213,642
    56,600 J.D. Edwards & Co.+....................................      678,634
       379 MicroStrategy Inc., Class A Shares.....................        7,315
    22,400 MRO Software, Inc......................................      232,064
   222,100 NDCHealth Corp.+*......................................    4,841,780
    44,300 Packeteer, Inc.........................................      398,257
    69,600 Pegasystems Inc.+......................................      288,144
    86,700 Retek Inc..............................................      377,145

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Software -- 4.6% (continued)
    14,800 SERENA Software, Inc.+................................. $    222,000
    31,700 SS&C Technologies, Inc.+...............................      330,948
    23,900 Transaction Systems Architects, Inc., Class A Shares...      136,469
    28,194 Ulticom, Inc.+.........................................      163,243
    99,400 VitalWorks Inc.........................................      381,696
                                                                   ------------
                                                                     16,472,272
                                                                   ------------

Telecommunications -- 2.8%
   204,600 Advanced Fibre Communications, Inc.+...................    3,263,370
    31,500 Anixter International Inc.+............................      738,675
    16,900 Black Box Corp.+*......................................      687,154
       280 California Amplifier, Inc..............................        1,120
    58,600 Computer Network Technology Corp.+.....................      364,492
    48,200 General Communication, Inc., Class A Shares............      279,078
    23,700 Lightbridge, Inc.......................................      143,622
   194,100 Polycom, Inc.+.........................................    1,946,823
   115,600 RF Micro Devices, Inc.+................................      756,024
   102,350 Symmetricom, Inc.......................................      385,860
    25,000 Tekelec+...............................................      211,500
    59,800 UTStarcom, Inc.........................................    1,087,164
                                                                   ------------
                                                                      9,864,882
                                                                   ------------

Toys/Games/Hobbies -- 0.1%
    25,300 JAKKS Pacific, Inc.+...................................      277,035
                                                                   ------------

Transportation -- 1.4%
    14,200 Forward Air Corp.+.....................................      267,670
   123,400 J.B. Hunt Transport Services, Inc......................    3,028,236
    91,400 Knight Transportation, Inc.+...........................    1,777,730
                                                                   ------------
                                                                      5,073,636
                                                                   ------------

Water -- 0.2%
     9,800 Connecticut Water Service, Inc.+*......................      247,940
    30,700 Southwest Water Co.+*..................................      379,145
                                                                   ------------
                                                                        627,085
                                                                   ------------
           TOTAL COMMON STOCK (Cost -- $380,964,134)..............  354,110,470
                                                                   ------------

 Warrants
----------
WARRANTS -- 0.0%
       205 Focal Communications Corp., Expire 12/14/07............            2
     2,589 MicroStrategy Inc., Expire 6/24/07.....................          155
    14,998 TIMCO Aviation Services, Inc., Expire 2/28/07..........            2
                                                                   ------------
           TOTAL WARRANTS (Cost -- $93)...........................          159
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
-------------------------------------------------------------------------------

   Face
  Amount                          Security                            Value
-------------------------------------------------------------------------------
CONVERTIBLE BONDS* -- 0.0%
$  109,700 MicroStrategy Inc., Series A, 7.500% due 6/24/07....... $     71,854
    14,461 TIMCO Aviation Services, Inc., 8.000% due 1/2/07.......        1,518
                                                                   ------------
           TOTAL CONVERTIBLE BONDS (Cost -- $21,883)..............       73,372
                                                                   ------------
REPURCHASE AGREEMENTS* -- 1.3%
 2,997,000 Merrill Lynch & Co., Inc., 1.270% due 3/3/03; Proceeds
            at maturity -- $2,997,317; (Fully collateralized by
            U.S. Treasury Notes and Bonds, 6.250% to 11.750% due
            2/15/10 to 5/15/30; Market value -- $3,056,958).......    2,997,000
 1,546,000 State Street Bank and Trust Co., 1.270% due 3/3/03;
            Proceeds at maturity -- $1,546,164; (Fully
            collateralized by U.S. Treasury Bills, 0.000% due
            7/24/03; Market value -- $1,577,075)..................    1,546,000
                                                                   ------------
           TOTAL REPURCHASE AGREEMENTS (Cost -- $4,543,000).......    4,543,000
                                                                   ------------
           TOTAL INVESTMENTS -- 100% (Cost -- $385,529,110**)..... $358,727,001
                                                                   ============

--------
+  All or a portion of this security is on loan (See Note 12).
*  Income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------
COMMON STOCK -- 97.2%

Australia -- 3.5%
  1,910,025 BHP Billiton Ltd.+.................................... $ 10,623,228
    158,700 Commonwealth Bank of Australia........................    2,367,270
  1,000,000 Mayne Group Ltd.......................................    1,920,806
                                                                   ------------
                                                                     14,911,304
                                                                   ------------

Belgium -- 0.8%
    117,269 Fortis................................................    1,607,936
    139,700 Fortis................................................    1,912,488
                                                                   ------------
                                                                      3,520,424
                                                                   ------------

Brazil -- 0.7%
    132,800 Banco Itau S.A. ADR+..................................    2,909,648
                                                                   ------------

Canada -- 0.3%
     37,300 Talisman Energy Inc.+.................................    1,484,627
                                                                   ------------

Channel Islands -- 1.7%
    566,000 Amdocs Ltd.+*.........................................    7,431,580
                                                                   ------------

China -- 0.7%
  5,466,000 China Telecom Corp. Ltd.*.............................    1,002,228
  3,935,000 People's Food Holdings Ltd.+..........................    2,027,241
                                                                   ------------
                                                                      3,029,469
                                                                   ------------

Denmark -- 0.4%
     72,100 TDC A/S...............................................    1,658,674
                                                                   ------------

Finland -- 0.4%
    120,050 Nokia Oyj.............................................    1,588,482
                                                                   ------------

France -- 10.4%
     53,123 Accor S.A.+...........................................    1,632,022
     77,800 Assurances Generales de France+.......................    2,141,899
     35,949 Aventis S.A...........................................    1,632,589
    125,200 Axa...................................................    1,530,439
     67,595 Carrefour S.A.........................................    2,561,170
     69,000 Compagnie de Saint-Gobain.............................    2,084,830
    164,092 France Telecom S.A.+..................................    3,636,713
     43,700 Lafarge S.A.+.........................................    2,543,746
     37,007 LVMH Moet Hennessy Louis Vuitton S.A.+................    1,528,649
     49,003 Pernod-Ricard S.A.+...................................    3,795,278
    120,950 Remy Cointreau S.A.+..................................    3,259,451
     76,700 Renault S.A.+.........................................    3,242,661
     38,413 Sanofi-Synthelabo S.A.................................    2,054,629
     26,700 Societe BIC S.A.......................................      851,925
     98,149 Suez S.A.+............................................    1,285,466
     32,700 Technip-Coflexip S.A.+................................    2,114,937
    145,310 Thomson*..............................................    2,036,279
     47,908 Total Fina Elf S.A....................................    6,331,360
     22,024 Valeo S.A.............................................      625,332
                                                                   ------------
                                                                     44,889,375
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Germany -- 6.8%
     33,500 Adidas-Salomon AG+.................................... $  2,694,988
     60,407 BASF AG+..............................................    2,202,213
     13,700 Celanese AG...........................................      267,843
    152,700 Continental AG........................................    2,422,955
     44,800 Deutsche Bank AG, Registered Shares+..................    1,820,614
     46,700 E.On AG+..............................................    1,993,474
     97,000 Fresenius Medical Care AG+............................    4,099,842
    497,360 Kontron AG*...........................................    1,377,852
    102,100 Metro AG+.............................................    1,915,021
    101,200 Schering AG+..........................................    3,786,462
     11,400 Siemens AG, Registered Shares.........................      451,976
     88,059 Volkswagen AG+........................................    3,521,650
    103,200 Zapf Creation AG+.....................................    2,872,331
                                                                   ------------
                                                                     29,427,221
                                                                   ------------

Greece -- 1.4%
    155,600 Bank of Piraeus.......................................      885,609
     32,600 Commercial Bank of Greece.............................      413,260
    432,900 Hellenic Telecommunications Organization S.A..........    4,713,109
                                                                   ------------
                                                                      6,011,978
                                                                   ------------

Hong Kong -- 2.8%
  1,049,400 China Mobile (Hong Kong) Ltd.*........................    2,260,536
    363,800 Hongkong Electric Holdings Ltd........................    1,387,748
  3,382,000 Hung Hing Printing Group Ltd..........................    2,124,862
  2,218,000 JCG Holdings Ltd......................................    1,123,362
    288,000 Sun Hung Kai Properties Ltd...........................    1,621,131
    708,000 Techtronic Industries Co. Ltd.........................      780,715
  1,462,600 Yue Yuen Industrial Holdings Ltd......................    2,719,285
                                                                   ------------
                                                                     12,017,639
                                                                   ------------

Ireland -- 1.3%
    237,600 Allied Irish Banks PLC................................    2,999,175
    159,700 CRH PLC...............................................    1,967,658
    111,700 Ryanair Holdings PLC*.................................      716,061
                                                                   ------------
                                                                      5,682,894
                                                                   ------------

Israel -- 1.0%
    113,000 Check Point Software Technologies Ltd.+*..............    1,680,310
    210,075 Orbotech Ltd.+*.......................................    2,455,777
                                                                   ------------
                                                                      4,136,087
                                                                   ------------

Italy -- 4.0%
    927,929 Banca Intesa S.p.A.+..................................    2,150,561
    125,900 Benetton Group S.p.A..................................      861,783
    412,990 ENI S.p.A.+...........................................    6,130,163
    792,156 Mediaset S.p.A.+......................................    5,755,316
    260,000 Natuzzi S.p.A. ADR....................................    2,340,000
                                                                   ------------
                                                                     17,237,823
                                                                   ------------

Japan -- 17.0%
     35,500 AUTOBACS SEVEN CO. LTD................................      759,760
    218,000 Bridgestone Corp......................................    2,461,870

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Japan -- 17.0% (continued)
    133,000 Canon Inc............................................. $  4,804,043
    243,000 Dai Nippon Printing Co. Ltd...........................    2,454,359
    351,000 Daiwa Securities Group Inc............................    1,695,394
        350 East Japan Railway Co.................................    1,613,585
     69,000 Fuji Photo Film Co. Ltd...............................    2,188,809
    309,000 Fujirebio Inc.+.......................................    2,386,474
    120,500 Honda Motor Co. Ltd...................................    4,403,502
     54,000 Ito-Yokado Co. Ltd.+..................................    1,429,768
        970 Japan Telecom Holdings Co. Ltd........................    2,880,091
    117,000 Kao Corp..............................................    2,469,357
    111,000 Kirin Brewery Co. Ltd.................................      821,596
    180,000 Matsushita Electric Industrial Co. Ltd................    1,597,259
    120,500 Meitec Corp...........................................    2,843,928
        430 Millea Holdings, Inc..................................    2,979,064
     98,700 Nippon Broadcasting System, Inc.......................    2,296,028
    716,000 NIPPONKOA Insurance Co. Ltd...........................    2,477,215
    260,600 Nissan Motor Co. Ltd..................................    1,955,354
    410,000 Nomura Holdings, Inc..................................    4,820,877
     59,800 Orix Corp.............................................    3,298,194
     74,400 PIONEER Corp..........................................    1,611,166
     15,210 Rohm Co. Ltd..........................................    1,743,396
     62,700 Shin-Etsu Chemical Co. Ltd............................    2,052,608
    300,000 Sumitomo Chemical Co. Ltd.............................    1,015,100
     76,400 Takeda Chemical Industries Ltd........................    2,817,781
    102,000 Terumo Corp...........................................    1,580,713
    211,000 Tokyo Gas Co. Ltd.....................................      638,988
    113,800 Toyota Motor Corp.....................................    2,671,361
    116,900 YAMADA DENKI Co. Ltd.+................................    2,358,470
    340,000 The Yamaguchi Bank Ltd................................    2,289,388
     79,200 Yamanouchi Pharmaceutical Co. Ltd.....................    2,157,290
                                                                   ------------
                                                                     73,572,788
                                                                   ------------

Mexico -- 1.3%
     78,900 Coca-Cola Femsa, S.A. de C.V. ADR+....................    1,427,301
    150,000 Telefonos de Mexico, S.A. de C.V. ADR, Class L Shares.    4,360,500
                                                                   ------------
                                                                      5,787,801
                                                                   ------------

Netherlands -- 7.5%
     97,400 ABN AMRO Holding NV...................................    1,548,637
    135,434 Aegon NV+.............................................    1,452,611
     55,800 Akzo Nobel NV.........................................    1,208,405
    124,000 Hagemeyer NV..........................................      605,506
     70,117 Heijmans NV...........................................    1,247,113
     34,276 Heineken NV...........................................    1,224,820
     92,627 Hunter Douglas NV.....................................    2,683,894
    169,100 ING Groep NV..........................................    2,287,630
    120,000 Koninklijke Numico NV.................................      633,834
    280,803 Koninklijke (Royal) KPN NV............................    1,861,553
    127,873 Koninklijke (Royal) Philips Electronics NV............    2,133,774
    104,000 Koninklijke (Royal) Philips Electronics NV, NY
             Registered Shares+...................................    1,736,800
     82,800 Royal Dutch Petroleum Co..............................    3,280,093
    118,915 TPG NV................................................    1,666,397
     39,090 Unilever NV...........................................    2,216,409

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Netherlands -- 7.5% (continued)
    121,299 VNU NV................................................ $  2,668,694
    273,468 Wolters Kluwer NV.....................................    3,782,089
                                                                   ------------
                                                                     32,238,259
                                                                   ------------

Norway -- 0.6%
     51,200 Norsk Hydro ASA+......................................    1,961,727
    175,900 Smedvig ASA, Class A Shares+..........................      758,666
                                                                   ------------
                                                                      2,720,393
                                                                   ------------

Portugal -- 0.7%
    482,800 Portugal Telecom, SGPS, S.A., Registered Shares.......    3,096,583
                                                                   ------------

Singapore -- 1.3%
    230,000 DBS Group Holdings Ltd................................    1,270,974
    194,800 Flextronics International Ltd.+*......................    1,690,864
  1,484,000 Singapore Telecommunications Ltd......................    1,110,491
    244,000 United Overseas Bank Ltd..............................    1,460,699
                                                                   ------------
                                                                      5,533,028
                                                                   ------------

South Korea -- 2.0%
    123,680 Kookmin Bank ADR+.....................................    3,774,714
      6,615 Samsung Electronics Co. Ltd...........................    1,548,940
     17,900 Samsung Electronics Co. Ltd., GDR Registered Shares...    2,116,675
     68,705 SK Telecom Co. Ltd. ADR+..............................    1,057,370
                                                                   ------------
                                                                      8,497,699
                                                                   ------------

Spain -- 3.6%
     16,480 Acerinox, S.A.........................................      640,414
    282,374 Banco Santander Central Hispano, S.A.+................    1,811,091
    240,000 Endesa, S.A...........................................    2,871,658
    112,200 Grupo Dragados, S.A.+.................................    2,127,440
    137,900 Repsol YPF, S.A.......................................    1,932,441
    654,556 Telefonica, S.A.*.....................................    6,350,206
                                                                   ------------
                                                                     15,733,250
                                                                   ------------

Sweden -- 2.9%
    150,000 Electrolux AB, Series B Shares+.......................    2,602,421
    452,700 Gambro AB, Class B Shares+............................    1,890,310
    506,700 Nordea AB.............................................    2,191,612
    291,803 Nordea AB+............................................    1,273,380
    829,069 Telefonaktiebolaget LM Ericsson, Class B Shares*......      541,225
    558,369 TeliaSonera AB+.......................................    1,878,373
    112,700 Volvo AB, Class B Shares..............................    1,975,170
                                                                   ------------
                                                                     12,352,491
                                                                   ------------

Switzerland -- 2.7%
     24,239 Adecco S.A., Registered Shares+.......................      731,183
    260,953 Credit Suisse Group...................................    4,859,729
      8,400 Nestle S.A., Registered Shares+.......................    1,691,338
    122,903 Novartis AG, Registered Shares+.......................    4,514,194
                                                                   ------------
                                                                     11,796,444
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Taiwan -- 0.8%
    505,944 Taiwan Semiconductor Manufacturing Co. Ltd. ADR+*..... $  3,587,143
                                                                   ------------

Thailand -- 0.0%
      8,100 Bangkok Bank Public Co. Ltd., Registered Shares*......       12,020
                                                                   ------------

United Kingdom -- 20.0%
    227,000 Abbey National PLC....................................    1,393,285
  3,087,100 Aegis Group PLC.......................................    2,927,232
    324,200 Allied Domecq PLC.....................................    1,528,126
    344,600 Amvescap PLC..........................................    1,598,521
     36,718 AstraZeneca PLC.......................................    1,183,473
    609,300 Aviva PLC.............................................    3,794,910
    174,863 BAA PLC...............................................    1,191,613
    689,061 BAE SYSTEMS PLC.......................................    1,192,888
    137,400 BOC Group PLC.........................................    1,625,044
    543,300 BP PLC................................................    3,420,181
    371,600 British Airways PLC*..................................      609,679
    259,006 British Sky Broadcasting Group PLC*...................    2,561,914
    385,300 Cadbury Schweppes PLC.................................    1,946,496
    123,172 Diageo PLC............................................    1,221,243
    337,300 easyJet PLC*..........................................    1,008,601
  1,872,529 FKI PLC...............................................    1,871,335
    137,648 GlaxoSmithKline PLC...................................    2,417,595
  1,022,000 Hays PLC..............................................    1,158,065
    129,658 HBOS PLC..............................................    1,350,849
    298,147 HSBC Holdings PLC.....................................    3,209,489
    126,272 Imperial Tobacco Group PLC............................    1,968,389
    188,400 Johnson Matthey PLC...................................    2,435,779
  1,902,400 Kidde PLC.............................................    1,714,063
  1,474,540 Kingfisher PLC........................................    5,308,441
    407,100 Lloyds TSB Group PLC..................................    2,268,056
    622,900 LogicaCMG PLC.........................................    1,178,834
    323,175 Marks & Spencer Group PLC.............................    1,553,812
  1,932,200 Michael Page International PLC........................    2,497,487
    130,000 Next PLC..............................................    1,636,751
    373,400 The Peninsular and Oriental Steam Navigation Co.......      924,090
    335,955 Reed Elsevier PLC.....................................    2,450,644
    612,900 Reuters Group PLC.....................................    1,147,852
    149,200 Rio Tinto PLC.........................................    3,017,320
     56,023 Royal Bank of Scotland Group PLC......................    1,281,095
    384,000 Scottish Power PLC....................................    2,202,816
    533,100 Shire Pharmaceuticals Group PLC*......................    2,751,895
    356,400 Six Continents PLC....................................    3,471,984
  7,342,900 Spirent PLC...........................................    1,386,750
     22,471 TI Automotive Ltd., Class A Shares*...................        5,054
    359,000 Trinity Mirror PLC....................................    2,248,676
    351,800 United Utilities PLC..................................    3,266,609
  1,732,307 Vodafone Group PLC....................................    3,101,170
    237,245 WPP Group PLC.........................................    1,458,967
                                                                   ------------
                                                                     86,487,073
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

United States -- 0.6%
    174,500 Royal Caribbean Cruises Ltd.+......................... $  2,386,974
                                                                   ------------
            TOTAL COMMON STOCK (Cost -- $460,753,950).............  419,739,171
                                                                   ------------

   Face
  Amount
-----------
REPURCHASE AGREEMENT -- 2.8%
$11,881,000 State Street Bank and Trust Co., 1.270% due 3/3/03;
             Proceeds at maturity -- $11,882,257; (Fully
             collateralized by U.S. Treasury Bills and Notes,
             0.000% to 10.375% due 7/24/03 to 11/15/09; Market
             value -- $12,129,713) (Cost -- $11,881,000)..........   11,881,000
                                                                   ------------
            TOTAL INVESTMENTS -- 100% (Cost -- $472,634,950**).... $431,620,171
                                                                   ============

--------
*  Non-income producing security.
+  All or a portion of this security is on loan (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------
STOCK -- 93.7%

Argentina -- 0.1%
      2,500 BBVA Banco Frances S.A. ADR........................... $     11,950
     14,200 IRSA Inversiones y Representaciones S.A. GDR..........      107,402
      4,440 Perez Companc S.A. ADR................................       32,368
      3,600 Telecom Argentina Stet - France Telecom S.A. ADR......       14,472
                                                                   ------------
                                                                        166,192
                                                                   ------------

Brazil -- 10.2%
      9,848 Aracruz Celulose S.A. ADR (a).........................      193,021
     37,000 Aracruz Celulose S.A., Preferred Class B Shares.......       72,785
      9,889 Banco Bradesco S.A. ADR (a)...........................      141,413
112,218,731 Banco Bradesco S.A., Preferred Shares.................      320,895
 16,700,000 Banco do Brasil S.A...................................       44,989
 13,509,997 Banco Itau S.A., Preferred Shares.....................      595,220
 40,598,020 Brasil Telecom Participacoes S.A.+....................    2,039,027
    525,200 Brasil Telecom Participacoes S.A., Preferred Shares+..      543,018
 11,188,600 Brasil Telecom S.A....................................       33,564
    473,000 Centrais Eletricas Brasileiras S.A....................      424,542
  8,559,000 Centrais Eletricas Brasileiras S.A., Preferred Class
             B Shares.............................................       42,753
      7,500 Companhia Brasileira de Distribuicao Grupo Pao de
             Acucar S.A. ADR......................................       93,675
    850,000 Companhia de Bebidas das Americas S.A.................      103,045
  3,339,323 Companhia de Bebidas das Americas S.A., Preferred
             Shares (b)...........................................      723,904
     13,693 Companhia de Concessoes Rodoviarias+..................       26,898
      8,858 Companhia Energetica de Minas Gerais ADR (b)..........       55,628
 25,577,239 Companhia Energetica de Minas Gerais, Preferred Shares      162,931
 69,636,000 Companhia Paranaense de Energia-Copel+................       50,612
 24,771,000 Companhia Paranaense de Energia-Copel, Preferred
             Class B Shares+......................................       54,915
  3,100,000 Companhia Siderurgica de Tubarao, Preferred Shares....       40,800
  3,574,400 Companhia Siderurgica Nacional S.A....................       62,190
      6,367 Companhia Siderurgica Nacional S.A. ADR (a)...........      109,194
 38,679,786 Companhia Vale do Rio Doce+...........................       36,905
     34,404 Companhia Vale do Rio Doce ADR+ (a)...................      968,885
     19,065 Companhia Vale do Rio Doce, Preferred Class A Shares
             (b)..................................................      524,307
     17,800 Empresa Brasileira de Aeronautica S.A.................       38,912
     21,539 Empresa Brasileira de Aeronautica S.A. ADR (b)........      222,067
    771,000 Empresa Brasileira de Aeronautica S.A., Preferred
             Shares+..............................................    1,660,828
 18,163,000 Gerdau S.A., Preferred Shares.........................      169,372
    170,100 Itausa - Investimentos Itau S.A., Preferred Shares....       86,876
  4,259,065 Metalurgica Gerdau S.A., Preferred Shares.............       63,345
    115,683 Petroleo Brasileiro S.A. ADR (b)......................    1,517,704
     83,384 Petroleo Brasileiro S.A., Preferred Shares............      998,923
     15,912 Souza Cruz S.A........................................       88,993
    339,000 Tele Centro Oeste Celular Participacoes S.A.,
             Preferred Shares+....................................      116,275
      2,926 Tele Nordeste Celular Participacoes S.A. ADR (b)......       37,219
 23,775,515 Tele Norte Leste Participacoes S.A....................      113,424
     17,405 Tele Norte Leste Participacoes S.A. ADR (b)...........      117,484
    196,000 Tele Norte Leste Participacoes S.A., Preferred Shares+       26,639
     27,200 Telecomunicacoes Brasileiras S.A., Preferred Shares
             ADR..................................................      459,680
        576 Telefonica Data Brasil Holding, Preferred Shares+.....            0
107,823,739 Telemig Celular Participacoes S.A., Preferred Shares+.      517,866
      6,946 Telesp Celular Participacoes S.A., Preferred Shares+..      202,717
    612,000 Telesp - Telecomunicacoes de Sao Paulo S.A.,
             Preferred Shares+....................................      102,798
     21,335 Unibanco - Uniao de Bancos Brasileiros S.A. ADR (b)...      242,152

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Brazil -- 10.2% (continued)
  1,941,488 Unibanco - Uniao de Bancos Brasileiros S.A.,
             Preferred Shares..................................... $     18,715
      5,140 Usinas Siderurgicas de Minas Gerais S.A., Preferred
             Class A Shares.......................................       10,919
      3,862 Votorantim Celulose e Papel S.A. ADR (b)..............       73,417
                                                                   ------------
                                                                     14,351,441
                                                                   ------------

Chile -- 0.7%
      9,820 Banco Santander Chile S.A. ADR........................      175,876
     32,050 Compania de Telecomunicaciones de Chile S.A. ADR......      303,193
     39,650 Distribucion y Servicio D&S S.A. ADR..................      354,471
     25,550 Empresa Nacional de Electricidad S.A. ADR.............      186,515
                                                                   ------------
                                                                      1,020,055
                                                                   ------------

China -- 2.9%
    598,813 Aluminum Corp. of China Ltd.+.........................      112,868
     36,000 Anhui Conch Cement Co. Ltd............................       14,488
    246,700 Beijing Datang Power Generation Co. Ltd...............       83,035
     38,000 BYD Co. Ltd...........................................       76,984
    116,000 China Oilfield Services Ltd.+.........................       28,855
  3,366,000 China Petroleum and Chemical Corp. Ltd................      634,442
  1,512,000 China Shipping Development Co. Ltd....................      374,171
    366,000 China Southern Airlines Co. Ltd.+.....................       99,724
 35,638,441 China Telecom Corp. Ltd.+.............................      237,023
  1,422,000 Guangshen Railway Co. Ltd.............................      260,733
    552,000 Huaneng Power International, Inc......................      491,909
    364,000 Jiangsu Expressway Co. Ltd............................      119,015
    218,000 Legend Group Ltd.+....................................      306,078
  3,837,500 PetroChina Co. Ltd....................................      802,042
    358,000 Qingling Motors Co. Ltd...............................       56,920
     20,166 Sinopec Beijing Yanhua Petrochemical Co. Ltd.+........       51,780
     30,500 Sinopec Shanghai Petrochemical Co. Ltd.+..............       43,718
    612,000 Sinotrans Ltd.+.......................................      176,561
    297,400 Yanzhou Coal Mining Co. Ltd...........................      127,746
                                                                   ------------
                                                                      4,098,092
                                                                   ------------

Croatia -- 0.4%
     42,075 Pliva D.D. GDR........................................      528,041
                                                                   ------------

Czech Republic -- 1.0%
        578 Altria Goup, Inc. CR A.S..............................      215,903
     33,424 Cesky Telecom A.S.+...................................      305,894
    108,455 CEZ A.S...............................................      338,210
      7,609 Komercni Banka A.S....................................      545,490
     39,536 Unipetrol A.S.+.......................................       54,006
                                                                   ------------
                                                                      1,459,503
                                                                   ------------

Egypt -- 0.0%
          2 Medinet NASR for Housing & Development Co.............            7
                                                                   ------------

Hong Kong -- 2.7%
     56,000 Beijing Enterprises Holdings Ltd......................       54,930
  1,916,000 Brilliance China Automotive Holdings Ltd..............      447,123
    484,000 China Merchants Holdings International Co. Ltd........      375,458
    574,000 China Mobile (Hong Kong) Ltd.+........................      982,549

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Hong Kong -- 2.7% (continued)
    840,000 China Overseas Land & Investment Ltd.................. $     79,703
     62,000 China Pharmaceutical Enterprise & Investment Corp.
             Ltd..................................................       15,491
 39,562,312 China Resources Enterprise Ltd.+......................      297,771
    774,000 China Resources Land Ltd.+............................       91,304
    298,000 China Travel International Investment Hong Kong Ltd...       51,584
     35,576 Citic Pacific Ltd.+...................................      144,454
 26,600,000 CNOOC Ltd.+...........................................      126,642
    216,000 COFCO International Ltd...............................       74,779
    112,000 Cosco Pacific Ltd.....................................      101,244
    582,000 Denway Motors Ltd.....................................      223,875
    540,000 Giordano International Ltd............................      164,444
    700,000 Global Bio-Chem Technology Group Co. Ltd..............      190,730
 14,676,500 Shanghai Industrial Holdings Ltd.+....................       69,192
    224,000 Shenzhen Investment Ltd. (b)..........................       30,158
    276,000 TCL International Holdings Ltd........................       71,663
    504,000 Top Glory International Holdings Ltd.+................       31,989
  1,134,000 Wah Sang Gas Holdings Ltd.+...........................      135,225
                                                                   ------------
                                                                      3,760,308
                                                                   ------------

Hungary -- 1.5%
      2,293 Danubius Hotel and S.p.A. RT..........................       36,593
      4,175 Gedeon Richter RT.....................................      256,328
        168 Gedeon Richter RT. GDR................................       10,292
    143,661 Magyar Tavkozlesi RT..................................      468,712
      7,813 Magyar Tavkozlesi RT. ADR.............................      127,274
     19,280 MOL Magyar Olaj-es Gazipari RT........................      416,650
     78,807 OTP Bank RT...........................................      769,956
                                                                   ------------
                                                                      2,085,805
                                                                   ------------

India -- 3.1%
     14,100 Bajaj Auto Ltd. GDR...................................      152,421
      8,000 Dr. Reddy's Laboratories Ltd. ADR.....................      145,920
     44,100 ICICI Bank Ltd. ADR...................................      313,551
      4,400 Infosys Technologies Ltd. ADR.........................      271,920
     24,920 ITC Ltd. GDR..........................................      340,158
     49,100 Mahanagar Telephone Nigam Ltd. ADR....................      208,184
     40,080 Ranbaxy Laboratories Ltd. GDR.........................      577,152
    160,400 Reliance Industries Ltd. GDR (c)......................    1,996,980
     27,320 State Bank of India Ltd. GDR..........................      387,944
                                                                   ------------
                                                                      4,394,230
                                                                   ------------

Indonesia -- 1.2%
  1,085,175 PT Astra International Tbk.+..........................      287,067
    732,000 PT Bank Central Asia Tbk..............................      203,940
     17,500 PT Gudang Garam Tbk...................................       14,873
     75,920 PT Hanjaya Mandala Sampoerna Tbk......................       25,211
    335,500 PT Indofood Sukses Makmur Tbk.........................       21,716
     30,500 PT Indonesian Satellite Corp. Tbk.....................       26,952
    862,000 PT Kalbe Farma Tbk.+..................................       27,655
     76,500 PT Ramayana Lestari Sentosa Tbk.......................       18,945
  2,445,998 PT Telekomunikasi Indonesia...........................      984,346
                                                                   ------------
                                                                      1,610,705
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Israel -- 2.4%
    173,957 Bank Hapoalim Ltd..................................... $    223,855
     48,261 Check Point Software Technologies Ltd.+...............      717,641
      5,089 Taro Pharmaceutical Industries Ltd.+..................      186,868
      3,050 Teva Pharmaceutical Industries Ltd....................      114,961
     55,190 Teva Pharmaceutical Industries Ltd. ADR...............    2,085,078
                                                                   ------------
                                                                      3,328,403
                                                                   ------------

Luxembourg -- 0.1%
      4,400 Tenaris S.A. ADR+.....................................       98,516
                                                                   ------------

Malaysia -- 4.5%
     28,000 Berjaya Sports Toto Berhad............................       23,726
     17,000 British American Tobacco (Malaysia) Berhad............      163,289
    154,000 Commerce Asset-Holding Berhad.........................      126,442
    274,000 Gamuda Berhad.........................................      392,973
    211,000 Genting Berhad........................................      777,368
     55,000 Hong Leong Bank Berhad................................       66,289
     73,600 Hong Leong Credit Berhad..............................       76,312
    344,000 IOI Corp. Berhad......................................      538,632
     59,000 Kuala Lumpur Kepong Berhad............................       97,039
     92,000 Malakoff Berhad.......................................       97,811
    290,000 Malayan Banking Berhad................................      606,710
     47,000 Malaysia International Shipping Corp. Berhad..........       89,053
     88,000 Malaysian Airline System Berhad.......................       83,368
     22,000 Malaysian Pacific Industries Berhad...................       63,105
    182,000 Maxis Communications Berhad...........................      258,631
     40,000 The New Straits Times Press (Malaysia) Berhad.........       40,632
         41 Palmco Holdings Berhad................................           45
     39,000 Perusahaan Otomobil Nasional Berhad...................       82,105
    157,000 PLUS (Projek Lebuhraya Utara Selatan) Expressways
             Berhad+..............................................       91,721
    863,750 Public Bank Berhad....................................      588,714
    141,000 Resorts World Berhad..................................      350,645
     74,456 Road Builder (Malaysia) Holdings Berhad...............       64,267
    337,000 Sime Darby Berhad.....................................      452,289
     33,000 Star Publications (Malaysia) Berhad...................       51,237
    165,000 Tanjong PLC...........................................      382,106
     90,000 Telekom Malaysia Berhad...............................      183,553
     55,000 Tenaga Nasional Berhad................................      136,053
    181,000 UMW Holdings Berhad...................................      369,145
    134,000 YTL Corp. Berhad......................................      122,716
                                                                   ------------
                                                                      6,375,976
                                                                   ------------

Mexico -- 6.7%
     51,000 Alfa, S.A., Class A Shares............................       74,295
  1,410,190 America Movil S.A. de C.V., Series L Shares+..........      984,939
     28,979 America Movil S.A. de C.V., Series L Shares ADR.......      399,910
      7,600 Apasco S.A. de C.V....................................       41,907
     81,873 Cemex S.A. de C.V.....................................      294,830
     38,920 Cemex S.A. de C.V. ADR................................      698,614
      3,550 Coca-Cola Femsa, S.A. de C.V. ADR.....................       64,220
     41,300 Consorcio ARA, S.A. de C.V.+..........................       65,371
     30,200 Corporacion GEO, S.A. de C.V., Series B Shares+.......       57,499
      6,134 Fomento Economico Mexicano, S.A. de C.V. ADR..........      197,822

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Mexico -- 6.7% (continued)
     11,599 Grupo Aeroportuario del Sureste S.A. de C.V. ADR...... $    117,730
      1,211 Grupo Financiero BBVA Bancomer, S.A. de C.V. ADR......       18,251
  1,526,200 Grupo Financiero BBVA Bancomer, S.A. de C.V., Series
             B Shares+............................................    1,151,797
          3 Grupo Financiero Inbursa, S.A. de C.V., Series O
             Shares...............................................            2
    188,900 Grupo Modelo S.A. de C.V., Series C Shares............      390,668
     54,700 Grupo Televisa S.A.+..................................       66,238
     37,697 Grupo Televisa S.A. ADR+..............................      911,514
     30,100 Kimberly-Clark de Mexico, S.A. de C.V., Series A
             Shares...............................................       64,981
  1,580,500 Telefonos de Mexico S.A. de C.V., Series L Shares.....    2,308,137
     11,824 Telefonos de Mexico S.A. de C.V., Series L Shares ADR.      343,724
     17,100 TV Azteca, S.A. de C.V. ADR...........................       81,567
     81,829 Wal-Mart de Mexico S.A. de C.V., Series C Shares......      168,713
    407,500 Wal-Mart de Mexico S.A. de C.V., Series V Shares......      910,032
      2,469 Wal-Mart de Mexico S.A. de C.V., Series V Shares ADR..       55,057
                                                                   ------------
                                                                      9,467,818
                                                                   ------------

Poland -- 1.4%
      8,305 Bank Pekao S.A.+......................................      186,982
      1,080 Bank Przemyslowo-Handlowy PBK S.A.....................       65,889
      6,412 Bank Zachodni WBK S.A.+...............................      110,645
     15,475 KGHM Polska Miedz S.A.+...............................       49,378
     41,570 Polski Koncern Naftowy Orlen S.A......................      181,985
     46,218 Polski Koncern Naftowy Orlen S.A. GDR.................      403,945
      2,455 Prokom Software S.A.+.................................       80,841
      8,100 Prokom Software S.A. GDR+.............................      133,650
     55,850 Telekomunikacja Polska S.A.+..........................      166,089
    185,300 Telekomunikacja Polska S.A. GDR+......................      548,488
                                                                   ------------
                                                                      1,927,892
                                                                   ------------

Russia -- 7.8%
     25,498 AO Mosenergo ADR......................................      107,092
      2,061 AO VimpelCom ADR+.....................................       76,999
     56,537 LUKOIL ADR (b)........................................    3,386,566
     21,284 Mining and Metallurgical Co. Norilsk Nickel ADR+......      529,972
      2,338 Mobile Telesystems ADR................................       99,973
     52,707 OAO Gazprom ADR, Registered Shares....................      645,661
     52,427 RAO Unified Energy System GDR, Registered Shares......      681,551
      4,629 Sibneft ADR+..........................................      100,125
     96,594 Surgutneftegaz ADR (b)................................    1,550,333
     10,826 Surgutneftegaz, Preferred Shares ADR..................      250,081
     15,975 Tatneft ADR...........................................      268,380
     12,500 Wimm-Bill-Dann Foods OJSC ADR+........................      242,375
     18,265 YUKOS ADR.............................................    3,000,027
                                                                   ------------
                                                                     10,939,135
                                                                   ------------

South Africa -- 5.9%
 19,423,500 ABSA Group Ltd........................................       75,764
    191,703 African Bank Investments Ltd..........................      152,078
     16,400 Anglo American Platinum Corp. Ltd.....................      583,630
     28,050 AngloGold Ltd.........................................      896,631
     19,100 Barloworld Ltd........................................      122,018
     19,000 Bidvest Group Ltd.....................................       94,732
    581,425 FirstRand Ltd.........................................      506,505

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

South Africa -- 5.9% (continued)
    108,000 Foschini Ltd.......................................... $     96,936
     86,764 Gold Fields Ltd.......................................    1,082,834
      7,060 Harmony Gold Mining Co. Ltd...........................       96,398
     10,626 Impala Platinum Holdings Ltd..........................      643,642
     68,717 Imperial Holdings Ltd.................................      420,311
    153,000 Iscor Ltd.............................................      297,211
     88,873 MTN Group Ltd.+.......................................      140,017
     39,500 Murray and Roberts Holdings Ltd.......................       59,303
     30,289 Nedcor Ltd............................................      359,301
     85,515 Pick'n Pay Stores Ltd.................................      131,557
     13,800 Remgro Ltd............................................       99,755
  5,429,229 Sanlam Ltd.+..........................................        9,065
     29,420 Sappi Ltd.............................................      406,793
    124,894 Sasol Ltd.............................................    1,465,338
    459,562 Standard Bank Group Ltd.+.............................      288,858
     18,200 Tiger Brands Ltd......................................      142,356
     16,200 The Tongaat-Hulett Group Ltd..........................       74,466
                                                                   ------------
                                                                      8,245,499
                                                                   ------------

South Korea -- 19.9%
      6,600 Amorepacific Corp.....................................      503,163
     45,680 Chohung Bank+.........................................      140,639
     41,011 DaeDuck Electronics Co., Ltd..........................      299,598
     10,330 Daelim Industrial Co., Ltd............................      145,389
     13,480 Hana Bank.............................................      180,689
     13,410 Hyosung Corp..........................................      120,209
      8,994 Hyundai Department Store Co., Ltd.....................      151,828
     10,980 Hyundai Heavy Industries Co., Ltd.+...................      169,256
     10,360 Hyundai Mobis.........................................      192,246
     63,685 Hyundai Motor Co., Ltd................................    1,339,164
      6,640 Hyundai Securities Co.................................       27,313
     90,968 Kookmin Bank..........................................    2,781,663
     73,691 Korea Electric Power (KEPCO) Corp.....................    1,108,158
     25,276 Korean Air Co., Ltd...................................      285,868
     12,400 KT Corp...............................................      453,450
     37,225 KT Corp. ADR..........................................      688,663
     30,394 KT Freetel+...........................................      623,846
        890 Kumgang Korea Chemical Co., Ltd.......................       78,289
      7,760 LG Ad Inc.............................................       88,740
     15,961 LG Chem Ltd...........................................      494,749
     12,279 LG Electronics Inc....................................      414,563
     23,000 LG Engineering & Construction Corp....................      271,688
     22,248 LG Household & Health Care Ltd........................      475,285
     17,390 LG Investment & Securities Co., Ltd...................      183,566
      4,590 NCsoft Corp...........................................      377,229
      2,500 Nong Shim Co., Ltd....................................      149,751
     26,240 POSCO.................................................    2,429,121
      5,280 Samsung Electro Mechanics Co., Ltd....................      171,628
     39,074 Samsung Electronics Co., Ltd..........................    9,149,402
      1,460 Samsung Electronics Co., Ltd., Preferred Shares.......      163,901
      5,145 Samsung Fire & Marine Insurance Co., Ltd..............      245,688
     51,690 Samsung Heavy Industries Co., Ltd.....................      179,929
      9,220 Samsung SDI Co., Ltd..................................      525,246

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

South Korea -- 19.9% (continued)
     25,750 Samsung Securities Co., Ltd.+......................... $    591,087
     52,260 Shinhan Financial Group Co., Ltd......................      549,460
        522 Shinsegae Co., Ltd....................................       67,346
      1,820 Sindo Ricoh Co., Ltd..................................       89,045
     11,800 SK Corp...............................................      124,559
     13,560 SK Telecom Co., Ltd...................................    1,874,419
        670 Tong Yang Confectionery Corp..........................       28,065
                                                                   ------------
                                                                     27,933,898
                                                                   ------------

Taiwan -- 9.7%
     48,700 Accton Technology Corp.+..............................       42,043
     36,233 Acer Inc..............................................       32,114
     99,100 Ambit Microsystems Corp...............................      305,143
        674 Asia Cement Corp......................................          237
     40,620 Asustek Computer Inc..................................       68,966
     56,000 AU Optronics Corp.+...................................       36,098
      9,878 AU Optronics Corp. ADR*...............................       64,207
    289,840 Benq Corp.............................................      315,279
    631,900 Cathay Financial Holding Co., Ltd.....................      676,451
    470,000 Chang Hwa Commercial Bank.............................      210,993
    138,985 China Airlines........................................       54,394
    447,422 China Development Financial Holding Corp.+............      168,668
    307,005 China Steel Corp......................................      190,829
  1,048,602 Chinatrust Financial Holding Co. Ltd.+................      841,899
    292,000 Chunghwa Telecom Co., Ltd.............................      441,152
    524,350 Compal Electronics Inc................................      505,488
    308,015 Delta Electronics Inc.................................      322,640
     55,317 Evergreen Marine Corp.................................       37,568
    493,670 Far Eastern Textile Ltd...............................      181,131
     72,260 Faraday Technology Corp...............................      162,195
    306,600 First Financial Holding Co., Ltd.+....................      191,460
    131,301 Formosa Chemicals & Fibre Corp........................      130,734
    733,208 Formosa Plastics Corp.................................      922,049
    157,000 Fubon Financial Holding Co., Ltd......................      123,341
     12,000 High Tech Computer Corp...............................       59,050
    322,536 Hon Hai Precision Industry Co., Ltd...................    1,039,540
    505,000 International Bank of Taipei..........................      217,986
     85,400 Inventec Co., Ltd.....................................       49,151
     36,000 Lite-On Technology Corp...............................       42,164
     24,000 Micro-Star International Co., Ltd.....................       37,640
    888,335 Nan Ya Plastics Corp..................................      879,388
     89,000 Nien Hsing Textile Co., Ltd...........................       80,420
        691 Pacific Electric Wire & Cable Co., Ltd................           65
     42,000 Premier Image Technology Corp.........................       57,047
     49,831 President Chain Store Corp............................       75,284
    177,762 Quanta Computer Inc...................................      306,927
     11,700 Realtek Semiconductor Corp............................       25,925
    106,000 Ritek Corp............................................       50,026
     72,000 Siliconware Precision Industries Co.+.................       34,809
    475,003 SinoPac Holdings Co.+.................................      181,800
     32,000 Synnex Technology International Corp..................       44,754
    457,000 Taishin Financial Holdings Co., Ltd.+.................      224,883
     40,000 Taiwan Cellular Corp.+................................       28,432

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Taiwan -- 9.7% (continued)
  1,681,177 Taiwan Semiconductor Manufacturing Co. Ltd.+.......... $  2,031,926
     69,000 Taiwan Semiconductor Manufacturing Co. Ltd. ADR+......      489,210
  1,429,266 United Microelectronics Corp..........................      810,260
    607,695 Winbond Electronics Corp..............................      244,826
    695,480 Yageo Corp............................................      190,131
    389,476 Yuanta Core Pacific Securities Co.....................      187,173
    119,000 Yulon Motor Co., Ltd..................................      140,745
                                                                   ------------
                                                                     13,554,641
                                                                   ------------

Thailand -- 3.3%
  1,070,150 Advanced Info Service Public Co. Ltd..................      975,364
    294,600 Bangkok Bank Public Co. Ltd.+.........................      437,184
    268,200 Bank of Ayudhya Public Co. Ltd.+......................       50,143
     83,054 BEC World Public Co. Ltd..............................      399,839
    833,100 Charoen Pokphand Foods Public Co. Ltd.................       81,772
    344,000 Delta Electronics Public Co. Ltd......................      194,550
    150,900 Electricity Generating Public Co. Ltd.................      141,061
      7,700 Hana Microelectronics Public Co. Ltd..................       12,506
    485,600 Land and Houses Public Co. Ltd........................       87,950
    240,500 National Finance Public Co. Ltd.+.....................       81,497
    178,100 PTT Exploration and Production Public Co. Ltd.........      536,922
    165,100 PTT Public Co. Ltd....................................      168,804
    321,100 Shin Corp. Public Co. Ltd.............................       86,297
     16,200 The Siam Cement Public Co. Ltd........................      486,871
     13,300 Siam City Cement Public Co. Ltd.......................       61,853
    323,500 Siam Commercial Bank Public Co. Ltd.+.................      243,816
     56,000 Siam Commercial Bank Public Co. Ltd., Preferred
             Shares+..............................................       42,206
     38,200 Siam Makro Public Co. Ltd.............................       31,915
    680,900 Thai Farmers Bank Public Co. Ltd.+....................      521,137
     67,000 Vinythai Public Co. Ltd.+.............................       14,484
                                                                   ------------
                                                                      4,656,171
                                                                   ------------

Turkey -- 2.6%
    527,000 Ak Enerji Elektrik Uretimi Otoproduktor Grubu A.S.+...       24,416
 15,376,817 Akbank T.A.S..........................................      587,251
    573,500 Aksigorta A.S.........................................       20,107
     36,700 Aktas Elektrik Ticaret A.S............................            0
    880,010 Anadolu Efes Biracilik ve Malt Sanayii A.S.+..........      146,002
    459,500 Arcelik A.S.+.........................................       41,714
         31 Beko Elektronik A.S.+.................................            1
    324,400 Eregli Demir ve Celik Fabrikalari T.A.S.+.............       35,542
    107,000 Ford Otomotiv Sanayi A.S.+............................       11,556
 24,122,974 Haci Omer Sabanci Holding A.S.+.......................      619,215
  1,399,200 Hurriyet Gazetecilik ve Matbaacilik A.S.+.............       38,544
  5,322,660 Koc Holding A.S.+.....................................      599,830
    486,600 Migros Turk T.A.S.....................................       41,889
    441,412 Tofas Turk Otomobil Fabrikasi A.S.+...................       12,298
    907,001 Trakya Cam Sanayii A.S................................       19,307
  1,523,100 Tupras-Turkiye Petrol Rafinerileri A.S................       82,961
  7,362,090 Turkcell Iletisim Hizmetleri A.S.+....................      495,492
      3,218 Turkcell Iletisim Hizmetleri A.S. ADR+................       52,775
 11,498,514 Turkiye Garanti Bankasi A.S.+.........................      161,977

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-------------------------------------------------------------------------------

  Shares                          Security                            Value
-------------------------------------------------------------------------------

Turkey -- 2.6% (continued)
 18,856,766 Turkiye Is Bankasi, Class C Shares.................... $    625,705
  1,935,200 Vestel Elektronik+....................................       44,223
                                                                   ------------
                                                                      3,660,805
                                                                   ------------

United Kingdom -- 4.9%
    409,073 Anglo American PLC....................................    5,916,616
    733,100 Old Mutual PLC........................................      941,196
                                                                   ------------
                                                                      6,857,812
                                                                   ------------

United States -- 0.7%
     56,100 The India Fund, Inc...................................      604,758
     24,100 Morgan Stanley India Investment Fund, Inc.+...........      237,385
      4,330 Verint Systems Inc.+..................................       74,260
                                                                   ------------
                                                                        916,403
                                                                   ------------
            TOTAL STOCK
            (Cost -- $119,391,746)................................  131,437,348
                                                                   ------------

 Warrants
-----------
WARRANTS -- 0.0%
     55,270 Charoen Pokphand Foods Public Co. Ltd., Expire
             7/21/05 (Cost -- $0).................................        3,048
                                                                   ------------

   Face
  Amount
-----------
REPURCHASE AGREEMENT -- 6.3%
$ 8,879,000 State Street Bank and Trust Co., 1.270% due 3/3/03;
             Proceeds at maturity -- $8,879,940; (Fully
             collateralized by U.S. Treasury Notes, 3.000% due
             1/31/04; Market value -- $9,061,781) (Cost --
             $8,879,000)..........................................    8,879,000
                                                                   ------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $128,270,746**).............................. $140,319,396
                                                                   ============

--------
+   Non-income producing security.
(a) All or a portion of this security is segregated for futures contracts commitments.
(b) All or a portion of this security is segregated for foreign exchange contracts.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
**  Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Fixed Income Investments
-------------------------------------------------------------------------------

     Face
    Amount+                          Security                         Value
-------------------------------------------------------------------------------
BONDS -- 100.0%

Belgium -- 2.3%
  2,200,000      Belgium Kingdom, 5.750% due 3/28/08*............. $  2,652,748
                                                                   ------------

Bermuda -- 0.6%
    640,000/EUR/ Fidelity International Ltd., 6.250% due 3/21/12..      713,689
                                                                   ------------

Canada -- 15.5%
                 Canadian Government Bond:
 16,740,000       5.250% due 6/1/12++.............................   11,536,289
  8,800,000       5.250% due 6/1/13...............................    6,045,130
                                                                   ------------
                                                                     17,581,419
                                                                   ------------

France -- 20.8%
  2,430,000      France Government Bond, 6.000% due 10/25/25......    3,111,869
  3,300,000      France Government O.A.T Principal Bond, zero
                  coupon due 10/25/25.............................    1,175,659
    370,000/GBP/ France Telecom, 7.000% due 11/10/05..............      602,745
                 French Treasury Notes:
  5,300,000       4.000% due 1/12/04..............................    5,793,375
  6,290,000       3.500% due 7/12/04..............................    6,881,331
  5,340,000       5.000% due 1/12/06..............................    6,133,045
                                                                   ------------
                                                                     23,698,024
                                                                   ------------

Germany -- 11.3%
  2,900,000      Bundesobligation, 3.250% due 2/17/04.............    3,153,251
                 Deutsche Bundesrepublik:
  1,330,000       6.000% due 1/5/06...............................    1,564,854
    500,000       5.625% due 1/4/28*..............................      607,317
  5,690,000       6.250% due 1/4/30...............................    7,516,646
                                                                   ------------
                                                                     12,842,068
                                                                   ------------

Greece -- 6.8%
                 Hellenic Republic Government Bond:
  4,900,000/EUR/  4.650% due 4/19/07..............................    5,625,001
  1,400,000/EUR/  6.300% due 1/29/09..............................    1,737,855
    370,000/EUR/ Public Power Corp., 4.500% due 3/12/09...........      405,662
                                                                   ------------
                                                                      7,768,518
                                                                   ------------

Hungary -- 1.4%
346,300,000      Hungary Government Bond, 6.750% due 2/12/13......    1,579,985
                                                                   ------------

Italy -- 1.3%
  1,260,000      Buoni Poliennali Del Tes, 5.000% due 2/1/12......    1,466,331
                                                                   ------------

Netherland Antilles -- 0.6%
    670,000      Olivetti International Finance NV, 6.125% due
                  7/30/09.........................................      723,274
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

 International Fixed Income Investments
 ------------------------------------------------------------------------------

      Face
     Amount+                         Security                         Value
 ------------------------------------------------------------------------------

 Netherlands -- 8.8%
    700,000      Brisa Finance BV, 4.875% due 12/20/06............ $    796,330
    520,000      Deutsche Telekom International Finance, 6.625%
                  due 7/11/11.....................................      591,475
    630,000      Koninklijke KPN NV, 7.250% due 4/12/06...........      745,593
  6,310,000      Netherlands Government, 7.750% due 3/1/05........    7,496,333
    280,000      TPSA Eurofinance BV, 6.625% due 3/1/06...........      307,153
                                                                   ------------
                                                                      9,936,884
                                                                   ------------

 New Zealand -- 6.5%
    390,000/EUR/ Fonterra Co-Operative, 5.250% due 5/21/07........      451,132
                 New Zealand Government Bond:
  2,400,000       6.000% due 11/15/11++...........................    1,365,331
  9,500,000       6.500% due 4/15/13++............................    5,606,116
                                                                   ------------
                                                                      7,422,579
                                                                   ------------

 Poland -- 4.3%
 18,400,000      Poland Government Bond, 6.000% due 11/24/10......    4,870,657
                                                                   ------------

 Singapore -- 0.9%
    355,000/EUR/ Oversea-Chinese Banking Corp. Ltd., 7.250% due
                  9/6/11..........................................      426,871
    500,000/EUR/ Singapore Telecommunications, 6.000% due
                  11/21/11 (a)....................................      579,128
                                                                   ------------
                                                                      1,005,999
                                                                   ------------

 Supranational -- 0.4%
  2,200,000/BRL/ International Bank Reconstruction & Development,
                  zero coupon due 4/4/05..........................      395,302
                                                                   ------------

 Sweden -- 12.3%
    550,000/EUR/ Scania C.V. AB, 6.000% due 12/17/08..............      645,697
    400,000/EUR/ Securitas AB, 6.125% due 1/12/06.................      461,406
                 Swedish Government Bond:
 42,100,000       4.000% due 12/1/08..............................    6,155,770
 53,200,000       5.500% due 10/8/12..............................    6,749,793
                                                                   ------------
                                                                     14,012,666
                                                                   ------------

 United Kingdom -- 3.9%
    390,000/EUR/ BPB PLC, 6.500% due 3/17/10......................      448,063
  1,210,000/EUR/ Holmes Financing PLC, Series 4, 5.050% due
                  7/15/08.........................................    1,385,252
    540,000/EUR/ HSBC Holdings PLC, 5.375% due 12/20/12...........      616,727
    510,000/EUR/ Pilkington PLC, 6.500% due 10/10/08..............      587,275
    630,000/EUR/ Rexam PLC, 6.625% due 3/27/07....................      734,456
    550,000/EUR/ Tesco PLC, 4.750% due 4/13/10....................      616,706
                                                                   ------------
                                                                      4,388,479
                                                                   ------------

 United States -- 2.3%
    590,000/EUR/ AT&T Corp., 6.000% due 11/21/06..................      644,417
    590,000/EUR/ DENTSPLY International Inc., 5.750% due 12/13/06.      666,263
    670,000/EUR/ GMAC Swift Trust, 5.000% due 1/18/05.............      751,441
    560,000/EUR/ Morgan Stanley, 4.375% due 3/1/10................      598,958
                                                                   ------------
                                                                      2,661,079
                                                                   ------------
                 TOTAL BONDS (Cost -- $104,103,252)...............  113,719,701
                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Fixed Income Investments
-------------------------------------------------------------------------------

 Face
Amount                          Security                              Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.0%
$16,000 State Street Bank and Trust Co., 1.270% due 3/3/03;
         Proceeds at maturity -- $16,002; (Fully collateralized
         by U.S. Treasury Bills, 0.000% due 7/10/03; Market value
         -- $19,910) (Cost -- $16,000)............................ $     16,000
                                                                   ------------
        TOTAL INVESTMENTS -- 100% (Cost -- $104,119,252**)........ $113,735,701
                                                                   ============

--------
+   Represents local currency unless otherwise indicated.
* All or a portion of this security is segregated for open forward foreign currency contracts.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
++  All or a portion of this security is on a loan (See Note 12).
**  Aggregate cost for Federal income tax purposes is substantially the same.

    Currency abbreviations used in this schedule:
    ---------------------------------------------
    BRL         --         Brazilian Real.
    EUR         --         Euro.
    GBP         --         British Pound.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Balanced Investments
------------------------------------------------------

Shares               Security                 Value
------------------------------------------------------
COMMON STOCK -- 59.4%

Aerospace and Defense -- 1.5%
 4,560   The Boeing Co.+.................. $   125,674
 1,320   United Technologies Corp.........      77,325
                                           -----------
                                               202,999
                                           -----------

Applications Software -- 3.3%
12,200   Microsoft Corp...................     289,140
10,150   Oracle Corp.*....................     121,394
 3,630   Siebel Systems, Inc.+*...........      31,327
                                           -----------
                                               441,861
                                           -----------

Auto Parts and Equipments -- 1.0%
 1,660   Johnson Controls, Inc.+..........     129,414
                                           -----------

Banks -- 2.4%
 4,900   The Bank of New York Co., Inc.+..     111,622
 1,650   Fifth Third Bancorp..............      87,632
 3,170   State Street Corp................     116,814
                                           -----------
                                               316,068
                                           -----------

Beverages -- 1.4%
 4,810   PepsiCo, Inc.....................     184,319
                                           -----------

Building Materials -- 1.3%
 9,620   Masco Corp.+.....................     176,815
                                           -----------

Chemicals -- 2.8%
 3,060   Air Products and Chemicals, Inc..     118,606
 2,060   PPG Industries, Inc..............      95,584
 3,010   Praxair, Inc.....................     159,079
                                           -----------
                                               373,269
                                           -----------

Computers -- 1.5%
 6,320   Dell Computer Corp.*.............     170,387
 4,360   EMC Corp.+.......................      32,220
                                           -----------
                                               202,607
                                           -----------

Diversified Financial Services -- 5.1%
 3,820   Fannie Mae.......................     244,862
 2,460   Freddie Mac......................     134,439
 2,490   The Goldman Sachs Group, Inc.....     172,930
 3,350   Morgan Stanley...................     123,448
                                           -----------
                                               675,679
                                           -----------

Electrical Component and Equipment -- 0.6%
 1,730   Emerson Electric Co..............      81,431
                                           -----------

Electronics -- 0.8%
 6,580   Jabil Circuit, Inc.+*............     109,294
                                           -----------

Food -- 0.8%
 2,060   Wm. Wrigley Jr. Co.+.............     110,478
                                           -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Balanced Investments
-----------------------------------------------------

Shares              Security                 Value
-----------------------------------------------------

Forest Products and Paper -- 0.8%
 2,090 Weyerhaeuser Co.+................. $   104,186
                                          -----------

Healthcare - Products -- 4.1%
 2,990 Baxter International Inc..........      84,886
 5,050 Johnson & Johnson.................     264,873
 4,310 Medtronic, Inc....................     192,657
                                          -----------
                                              542,416
                                          -----------

Healthcare - Services -- 0.5%
 4,010 Tenet Healthcare Corp.*...........      72,862
                                          -----------

Household Products/Wares -- 0.4%
   690 The Procter & Gamble Co...........      56,698
                                          -----------

Insurance -- 4.7%
 3,608 American International Group, Inc.     177,838
 2,460 MGIC Investment Corp.+............      97,072
 4,530 The PMI Group, Inc.+..............     122,763
 6,730 Radian Group Inc.+................     234,675
                                          -----------
                                              632,348
                                          -----------

Leisure Time -- 0.8%
 2,530 Harley-Davidson, Inc..............     100,163
                                          -----------

Machinery - Diversified -- 0.7%
 2,170 Deere & Co........................      89,795
                                          -----------

Manufacturing - Miscellaneous -- 4.6%
12,380 General Electric Co...............     297,739
 5,210 Honeywell International Inc. (a)..     119,257
 4,810 Ingersoll-Rand Co.................     189,754
                                          -----------
                                              606,750
                                          -----------

Mining -- 0.9%
 3,220 Phelps Dodge Corp.*...............     115,791
                                          -----------

Oil and Gas Producers -- 3.4%
 2,989 ChevronTexaco Corp................     191,804
 7,630 Exxon Mobil Corp..................     259,573
                                          -----------
                                              451,377
                                          -----------

Oil and Gas Services -- 0.9%
 2,930 Schlumberger Ltd.+................     121,917
                                          -----------

Pharmaceuticals -- 3.8%
 2,620 Merck & Co. Inc...................     138,205
 7,535 Pfizer Inc........................     224,694
 3,900 Wyeth+............................     137,475
                                          -----------
                                              500,374
                                          -----------

Retail -- 5.6%
 4,010 The Home Depot, Inc...............      94,034
 2,090 Kohl's Corp.*.....................     102,201
 4,970 Target Corp.......................     142,391

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Balanced Investments
------------------------------------------------------------------------------------------------------

  Shares                                            Security                                  Value
------------------------------------------------------------------------------------------------------

Retail -- 5.6% (continued)
     4,410           Walgreen Co........................................................... $  124,097
     5,940           Wal-Mart Stores, Inc.+................................................    285,476
                                                                                            ----------
                                                                                               748,199
                                                                                            ----------

Semiconductors -- 2.4%
     6,000           Altera Corp.*.........................................................     75,180
     9,970           Intel Corp............................................................    171,982
     1,920           Maxim Integrated Products, Inc.+......................................     66,317
                                                                                            ----------
                                                                                               313,479
                                                                                            ----------

Telecommunications -- 3.3%
    15,650           Cisco Systems, Inc.*..................................................    218,787
     4,400           QUALCOMM Inc..........................................................    152,152
     3,397           SBC Communications Inc................................................     70,658
                                                                                            ----------
                                                                                               441,597
                                                                                            ----------
                     TOTAL COMMON STOCK
                     (Cost -- $8,976,043)..................................................  7,902,186
                                                                                            ----------

   Face
  Amount
----------
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS -- 11.0%

U.S. Government Agencies -- 2.9%
$  350,000           Federal National Mortgage Association (FNMA) Notes, 5.250% due 4/15/07    385,437
                                                                                            ----------

U.S. Treasury Obligations -- 8.1%

                     U.S. Treasury Notes:
   805,000             5.875% due 11/15/04+................................................    865,815
   160,000             7.250% due 5/15/16..................................................    208,438
                                                                                            ----------
                                                                                             1,074,253
                                                                                            ----------
                     TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS
                     (Cost -- $1,451,888)..................................................  1,459,690
                                                                                            ----------

   Face
  Amount   Rating(b)
---------- ---------
CORPORATE BONDS AND NOTES -- 12.0%

Aerospace and Defense -- 0.4%
    45,000   BBB     Lockheed Martin Corp., Notes, 8.200% due 12/1/09......................     55,784
                                                                                            ----------

Auto Manufacturers -- 0.8%
     5,000   BBB+    DaimlerChrysler N.A. Holding Corp., 7.750% due 1/18/11+...............      5,754
                     Ford Motor Credit Co.:
    35,000   BBB       Notes, 7.875% due 6/15/10...........................................     35,015
    15,000   BBB       Sr. Notes, 5.800% due 1/12/09.......................................     14,076
                     General Motors Acceptance Corp., Notes:
    25,000   BBB       6.750% due 1/15/06..................................................     26,367
    25,000   BBB       6.875% due 9/15/11..................................................     25,097
                                                                                            ----------
                                                                                               106,309
                                                                                            ----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Balanced Investments
------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(b)                             Security                               Value
------------------------------------------------------------------------------------------------

Banking -- 2.2%
                     Bank of America Corp.:
$   45,000   A+        Sr. Notes, 3.875% due 1/15/08+................................ $   46,236
    20,000   A+        Sub. Notes, 7.400% due 1/15/11................................     23,873
                     Bank One Corp.:
    50,000   A+        Notes, 3.700% due 1/15/08.....................................     51,087
    10,000   A         Sub. Notes, 5.250% due 1/30/13................................     10,572
                     FleetBoston Financial Corp.:
    10,000   A         Notes, 7.250% due 9/15/05.....................................     11,198
    10,000   A         Sr. Notes, 4.200% due 11/30/07................................     10,348
    30,000   A+      J.P. Morgan Chase & Co., Sub. Notes, 6.750% due 2/1/11..........     33,628
    20,000   A+      Royal Bank of Scotland Group PLC, Sub. Notes, 5.000% due 10/1/14     20,454
    40,000   A       Wachovia Bank N.A. Charlotte, Sub. Notes, 7.800% due 8/18/10....     49,218
    35,000   A       Wells Fargo & Co., Sub. Notes, 5.125% due 9/1/12................     36,936
                                                                                      ----------
                                                                                         293,550
                                                                                      ----------

Beverages -- 0.2%
    25,000   A-      Pepsi Bottling Group Inc., Sr. Notes, 7.000% due 3/1/29.........     29,781
                                                                                      ----------

Biotechnology -- 0.3%
    30,000   AA-     Pharmacia Corp., Debentures, 6.600% due 12/1/28.................     35,229
                                                                                      ----------

Computers -- 0.3%
    35,000   A+      International Business Machines Corp., Notes, 4.250% due 9/15/09     36,354
                                                                                      ----------

Diversified Financial Services -- 2.5%
    15,000   A+      American General Finance Corp., Notes, 5.375% due 9/1/09........     16,073
     5,000   A       The Bear Stearns Cos., Inc., Notes, 4.000% due 1/31/08..........      5,103
    10,000   A       Countrywide Home Loan, 5.625% due 7/15/09.......................     10,945
    15,000   A+      CS First Boston U.S.A. Inc., Notes, 6.125% due 11/15/11.........     15,980
    50,000   AAA     General Electric Capital Corp., Notes, 5.875% due 2/15/12.......     54,165
                     The Goldman Sachs Group, Inc.:
    15,000   A+        Bonds, 6.875% due 1/15/11.....................................     17,140
    30,000   A+        Notes, 6.875% due 1/15/08.....................................     30,866
                     Household Finance Corp., Notes:
    20,000   A-        5.750% due 1/30/07............................................     21,528
    20,000   A-        6.750% due 5/15/11............................................     22,170
    10,000   A       Lehman Brothers Holdings Inc., Notes, 7.000% due 2/1/08.........     11,501
    15,000   BBB     MBNA Corp., Notes, 6.125% due 3/1/13............................     15,280
     5,000   A+      Merrill Lynch & Co., Inc., Notes, 4.000% due 11/15/07...........      5,111
    40,000   A+      Morgan Stanley, Notes, 5.300% due 3/1/13........................     40,634
    35,000   A       National Rural Utilities, Notes, 7.250% due 3/1/12..............     41,020
    30,000   A       SLM Corp., Notes, 3.625% due 3/17/08............................     30,209
                                                                                      ----------
                                                                                         337,725
                                                                                      ----------

Electric -- 0.3%
    20,000   BBB     PPL Energy Supply LLC, Sr. Notes, 6.400% due 11/1/11............     20,990
    10,000   BBB     PSEG Power LLC, 7.750% due 4/15/11..............................     11,514
                                                                                      ----------
                                                                                          32,504
                                                                                      ----------

Food -- 0.9%
    40,000   BBB+    General Mills Inc., Notes, 6.000% due 2/15/12...................     44,237
    65,000   BBB     Kellogg Co., Notes, 6.600% due 4/1/11...........................     74,269

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Balanced Investments
-----------------------------------------------------------------------------------------

  Face
 Amount   Rating(b)                          Security                            Value
-----------------------------------------------------------------------------------------

Food -- 0.9% (continued)
$   5,000   A+      Unilever Capital Corp., 7.125% due 11/1/10................ $    5,986
                                                                               ----------
                                                                                  124,492
                                                                               ----------

Forest Products and Paper -- 0.5%
                    Weyerhaeuser Co.:
   25,000   BBB       Debentures, 8.375% due 2/15/07..........................     28,975
   30,000   BBB       Notes, 6.750% due 3/15/12...............................     33,189
                                                                               ----------
                                                                                   62,164
                                                                               ----------

Insurance -- 0.8%
   45,000   A+      The Allstate Corp., Sr. Notes, 7.200% due 12/1/09.........     53,445
   30,000   AA-     Marsh & McLennan Co. Inc., Bonds, 4.850% due 2/15/13......     30,799
   25,000   BBB+    St. Paul Co., Sr. Notes, 5.750% due 3/15/07...............     26,470
                                                                               ----------
                                                                                  110,714
                                                                               ----------

Media -- 0.1%
   10,000   A-      CBS Corp., Company Guaranteed, 7.150% due 5/20/05.........     10,999
                                                                               ----------

Oil and Gas Producers -- 0.7%
   60,000   A-      ConocoPhillips, Notes, 8.750% due 5/25/10.................     75,690
   10,000   BBB     Devon Financing Corp. ULC, 6.875% due 9/30/11.............     11,389
                                                                               ----------
                                                                                   87,079
                                                                               ----------

Real Estate Investment Trusts -- 0.4%
    5,000   BBB+    EOP Operating L.P., 6.750% due 2/15/12....................      5,555
                    Simon Property Group L.P., Notes:
   30,000   BBB+      6.375% due 11/15/07.....................................     32,890
   10,000   BBB+      7.750% due 1/20/11......................................     11,767
                                                                               ----------
                                                                                   50,212
                                                                               ----------

Retail -- 0.2%
                    Wal-Mart Stores Inc.:
   10,000   AA        Notes, 7.550% due 2/15/30...............................     12,922
   15,000   AA        Sr. Notes, 6.875% due 8/10/09...........................     17,827
                                                                               ----------
                                                                                   30,749
                                                                               ----------

Savings and Loans -- 0.2%
   25,000   A-      Washington Mutual Bank FA, Sub. Notes, 6.875% due 6/15/11.     28,708
                                                                               ----------

Telecommunications -- 0.8%
   15,000   A-      British Telecommunications PLC, Bonds, 8.875% due 12/15/30     19,447
   10,000   AA-     SBC Communication Inc., Notes, 5.750% due 5/2/06..........     10,889
                    Verizon Global Funding Corp., Notes:
   45,000   A+        7.250% due 12/1/10......................................     52,473
   20,000   A+        7.375% due 9/1/12.......................................     23,675
                                                                               ----------
                                                                                  106,484
                                                                               ----------

Transportation -- 0.4%
   50,000   BBB     Union Pacific Corp., Notes, 6.500% due 4/15/12............     57,465
                                                                               ----------
                    TOTAL CORPORATE BONDS AND NOTES
                    (Cost -- $1,528,608)......................................  1,596,302
                                                                               ----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Balanced Investments
----------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                        Security                                      Value
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.6%
$   30,000 Capital One Master Trust, 4.600% due 8/17/09..................................................  $    31,741
    17,674 Conseco Finance, 5.030% due 10/15/20..........................................................       17,733
    55,000 CS First Boston Mortgage Securities Corp., 6.480% due 5/17/40.................................       61,857
    65,000 Ford Credit Auto Owner Trust, 2.700% due 6/15/07..............................................       65,683
    39,730 Structured Asset Securities Corp., 3.375% due 8/25/31.........................................       38,182
                                                                                                           -----------
           TOTAL ASSET-BACKED SECURITIES
           (Cost -- $212,127)............................................................................      215,196
                                                                                                           -----------
MORTGAGE-BACKED SECURITIES -- 9.6%
           Federal National Mortgage Association (FNMA):
   100,000   5.000% due 3/18/03 (c)......................................................................      102,905
   105,000   5.000% due 3/1/18...........................................................................      105,033
        70   7.000% due 10/1/28..........................................................................           74
   927,574   6.000% due 8/1/32...........................................................................      966,141
    60,000   5.092% due 2/1/33...........................................................................       62,846
    45,000 Government National Mortgage Association (GNMA),
             5.500% due 2/15/33..........................................................................       46,425
                                                                                                           -----------
           TOTAL MORTGAGE-BACKED SECURITIES
           (Cost -- $1,247,075)..........................................................................    1,283,424
                                                                                                           -----------
REPURCHASE AGREEMENT -- 6.4%
   855,000 State Street Bank and Trust Co., 1.270% due 3/3/03; Proceeds at maturity -- $855,090;
           (Fully collateralized by U.S. Treasury Bonds, 7.500% due 11/15/16;                                  855,000
           Market value -- $874,250) (Cost -- $855,000)..................................................  -----------

           TOTAL INVESTMENTS -- 100%                                                                       $13,311,798
           (Cost -- $14,270,741**).......................................................................  ===========

--------
+   All or a portion of this security is on loan (See Note 12).
*   Non-income producing security.
(a) All or a portion of this security is segregated for "to be announced" trades.
(b) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(c) Security is traded on a "to-be-announced" basis (See Note 10).
**  Aggregate cost for Federal income tax purposes is substantially the same.

   See page 46 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

          Ratings and Security Descriptions
          (unaudited)

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA      --  Bonds rated "AAA" have the highest rating assigned by
             Standard & Poor's. Capacity to pay interest and repay
             principal is extremely strong.
AA       --  Bonds rated "AA" have a very strong capacity to pay
             interest and repay principal and differ from the
             highest rated issue only in a small degree.
A        --  Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more
             susceptible to the adverse effects of changes in
             circumstances and economic conditions than bonds in
             higher rated categories.
BBB      --  Bonds rated "BBB" are regarded as having an adequate
             capacity to pay interest and repay principal. Whereas
             they normally exhibit adequate protection parameters,
             adverse economic conditions or changing circumstances
             are more likely to lead to a weakened capacity to pay
             interest and repay principal for debt in this category
             than in higher rated categories.
BB, B,   --  Bonds rated "BB", "B", "CCC", "CC" and "C" are
CCC,         regarded, on balance, as predominantly speculative with
CC and C     respect to the issuer's capacity to pay interest and
             repay principal in accordance with the terms of the
             obligation. BB indicates the lowest degree of
             speculation and C the highest degree of speculation.
             While such bonds will likely have some quality and
             protective characteristics, these are outweighted by
             large uncertainties or major risk exposures to adverse
             conditions.
Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B," where
1 is the highest and 3the lowest rating within its generic category.
Aaa      --  Bonds rated "Aaa" are judged to be of the best quality.
             They carry the smallest degree of investment risk and
             are generally referred to as "gilt edge." Interest
             payments are protected by a large or by an
             exceptionally stable margin and principal is secure.
             While the various protective elements are likely to
             change, such changes as can be visualized are most
             unlikely to impair the fundamentally strong position of
             such issues.
Aa       --  Bonds rated "Aa" are judged to be of high quality by
             all standards. Together with the "Aaa" group they
             comprise what are generally known as high grade bonds.
             They are rated lower than the best bonds because
             margins of protection may not be as large as in "Aaa"
             securities or fluctuation of protective elements may be
             of greater amplitude or there may be other elements
             present which make the long-term risks appear somewhat
             larger than in "Aaa" securities.
A        --  Bonds rated "A" possess many favorable investment
             attributes and are to be considered as upper medium
             grade obligations. Factors giving security to principal
             and interest are considered adequate but elements may
             be present which suggest a susceptibility to impairment
             some time in the future.
Baa      --  Bonds rated "Baa" are considered to be medium grade
             obligations, i.e., they are neither highly protected
             nor poorly secured. Interest payments and principal
             security appear adequate for the present but certain
             protective elements may be lacking or may be
             characteristically unreliable over any great length of
             time. Such bonds lack outstanding investment
             characteristics and in fact have speculative
             characteristics as well.
Ba       --  Bonds rated "Ba" are judged to have speculative
             elements; their future cannot be considered as well
             assured. Often the protection of interest and principal
             payments may be very moderate, and thereby not well
             safeguarded during both good and bad times over the
             future. Uncertainty of position characterizes bonds in
             this class.
B        --  Bonds rated "B" generally lack characteristics of
             desirable investments. Assurance of interest and
             principal payments or of maintenance of other terms of
             the contract over any long period of time may be small.
NR       --  Indicates that the bond is not rated by Standard &
             Poor's or Moody's.

Short-Term Security Ratings
VMIG 1   --  Moody's highest rating for issues having demand feature
             -- variable-rate demand obligation ("VRDO").
P-1      --  Moody's highest rating for commercial paper and for
             VRDO prior to the advent of the VMIG 1 rating.
A-1      --  Standard & Poor's highest commercial paper and VRDO
             rating indicating that the degree of safety regarding
             timely payment is either overwhelming or very strong;
             those issues determined to possess overwhelming safety
             characteristics are denoted with a plus (+) sign.

Security Descriptions

AMBAC --  AMBAC Indemnity Corporation          MBIA --  Municipal Bond Investors Assurance Corporation
FGIC  --  Financial Guaranty Insurance Company PCR  --  Pollution Control Revenue
GO    --  General Obligation                   PSFG --  Permanent School Fund Guaranty
ISD   --  Independent School District          VRDN --  Variable Rate Demand Note

                     (This page intentionally left blank.)

          Statements of Assets and Liabilities
          February 28, 2003 (unaudited)

                                                                 Small
                                                             Capitalization
                                                              Value Equity
                                                              Investments
---------------------------------------------------------------------------
ASSETS:
 Investments, at cost.......................................  $407,265,978
 Foreign currency, at cost..................................            --
                                                              ============
 Investments, at value......................................  $359,908,913
 Foreign currency, at value.................................            --
 Cash.......................................................            --
 Collateral for securities on loan (Note 12)................    17,934,321
 Receivable for securities sold.............................     1,687,881
 Dividends and interest receivable..........................       666,127
 Receivable for Fund shares sold............................       297,869
 Receivable for open forward foreign currency contracts
   (Note 7).................................................            --
 Unrealized appreciation on open swap contracts (Note 13)...            --
 Receivable for open interest rate swap contracts (Note 13).            --
 Receivable from manager....................................            --
                                                              ------------
 Total Assets...............................................   380,495,111
                                                              ------------
LIABILITIES:
 Payable for securities on loan (Note 12)...................    17,934,321
 Payable for securities purchased...........................     2,393,568
 Payable for Fund shares purchased..........................       358,057
 Management fees payable....................................       200,490
 Administration fees payable................................        51,837
 Payable to bank............................................        16,257
 Payable for open forward foreign currency contracts (Note
   7).......................................................            --
 Unrealized depreciation on open swap contracts (Note 13)...            --
 Payable to broker -- variation margin......................            --
 Payable for open interest rate swap contracts (Note 13)....            --
 Dividends payable..........................................            --
 Other liabilities..........................................            --
 Accrued expenses...........................................       319,641
                                                              ------------
 Total Liabilities..........................................    21,274,171
                                                              ------------
Total Net Assets............................................  $359,220,940
                                                              ============
NET ASSETS:
 Par value of shares of beneficial interest.................  $     37,696
 Capital paid in excess of par value........................   413,325,387
 Undistributed (overdistributed) net investment income......     3,265,773
 Accumulated net investment loss............................            --
 Accumulated net realized gain (loss) from security
   transactions, futures contracts and swap contracts.......   (10,050,851)
 Net unrealized appreciation (depreciation) of investments,
   futures contracts, foreign currencies and swap contracts.   (47,357,065)
                                                              ------------
Total Net Assets............................................  $359,220,940
                                                              ============
Shares Outstanding..........................................    37,696,016
                                                              ============
Net Asset Value.............................................         $9.53
                                                              ============

                      See Notes to Financial Statements.

        Small                       Emerging
    Capitalization International     Markets     International
        Growth        Equity         Equity      Fixed Income   Balanced
     Investments    Investments    Investments    Investments  Investments
    -----------------------------------------------------------------------

    $ 385,529,110  $ 472,634,950  $ 128,270,746  $104,119,252  $14,270,741
               --         77,882      1,519,504     1,934,229           --
    =============  =============  =============  ============  ===========
    $ 358,727,001  $ 431,620,171  $ 140,319,396  $113,735,701  $13,311,798
               --         77,974      1,522,185     1,931,846           --
            1,358             --        340,164           750          195
       94,521,387     98,569,442             --    19,001,454    2,461,167
        2,325,834      3,955,999      1,263,957     6,704,683    1,440,530
           81,628      1,387,857        224,999     2,314,572       66,465
          390,548        677,330         69,789       870,824       46,403
               --          3,978         20,635     1,711,296           --
               --             --         37,848            --           --
               --             --          5,630            --           --
               --             --             --            --        4,792
    -------------  -------------  -------------  ------------  -----------
      456,047,756    536,292,751    143,804,603   146,271,126   17,331,350
    -------------  -------------  -------------  ------------  -----------

       94,521,387     98,569,442             --    19,001,454    2,461,167
          957,921      4,360,508      1,914,980     4,578,238      640,993
        1,637,773      1,234,667        248,585        94,715    1,275,765
          199,026        229,333         92,675        42,282           --
           51,507         63,303         20,551        16,913        1,972
               --            292             --            --           --
               --         18,708          2,065     3,471,777           --
               --             --        241,707            --           --
               --             --         20,210            --           --
               --             --          4,262            --           --
               --             --             --        13,556           --
               --             --        107,993            --           --
          690,624        603,344        463,016       131,051      117,054
    -------------  -------------  -------------  ------------  -----------
       98,058,238    105,079,597      3,116,044    27,349,986    4,496,951
    -------------  -------------  -------------  ------------  -----------
    $ 357,989,518  $ 431,213,154  $ 140,688,559  $118,921,140  $12,834,399
    =============  =============  =============  ============  ===========

    $      43,118  $      71,740  $      29,282  $     14,917  $     1,776
      871,651,868    841,875,981    308,520,074   117,771,468   19,253,258
               --     (3,828,103)    (1,056,032)   (9,636,015)     169,529
       (1,608,684)            --             --            --           --
     (485,294,675)  (365,981,036)  (178,539,955)    2,823,226   (5,631,221)
      (26,802,109)   (40,925,428)    11,735,190     7,947,544     (958,943)
    -------------  -------------  -------------  ------------  -----------
    $ 357,989,518  $ 431,213,154  $ 140,688,559  $118,921,140  $12,834,399
    =============  =============  =============  ============  ===========
       43,118,318     71,740,207     29,281,525    14,916,526    1,775,987
    =============  =============  =============  ============  ===========
            $8.30          $6.01          $4.80         $7.97        $7.23
    =============  =============  =============  ============  ===========

                      See Notes to Financial Statements.

          Statements of Operations
          For the Six Months Ended February 28, 2003 (unaudited)

                                                                                             Small
                                                                                         Capitalization
                                                                                          Value Equity
                                                                                          Investments
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.............................................................................  $  4,505,234
  Interest (Note 12)....................................................................       185,023
  Less: Foreign withholding tax.........................................................        (1,745)
                                                                                          ------------
  Total Investment Income...............................................................     4,688,512
                                                                                          ------------
EXPENSES:
  Management fees (Note 2)..............................................................     1,596,577
  Shareholder servicing fees............................................................       424,742
  Administration fees (Note 2)..........................................................       411,270
  Custody...............................................................................        79,591
  Shareholder communications............................................................        28,665
  Audit and legal.......................................................................        14,877
  Registration fees.....................................................................        12,397
  Trustees' fees........................................................................         9,421
  Interest expense (Note 3).............................................................            --
  Other.................................................................................         7,385
                                                                                          ------------
  Total Expenses........................................................................     2,584,925
  Less: Management fee waiver and expense reimbursement (Note 2)........................            --
                                                                                          ------------
  Net Expenses..........................................................................     2,584,925
                                                                                          ------------
Net Investment Income (Loss)............................................................     2,103,587
                                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
FOREIGN CURRENCIES AND SWAP CONTRACTS (NOTES 3, 4, 7 AND 13):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)..............................   (15,972,438)
   Futures contracts....................................................................            --
   Foreign currency transactions........................................................          (193)
   Swap contracts.......................................................................            --
                                                                                          ------------
  Net Realized Gain (Loss)..............................................................   (15,972,631)
                                                                                          ------------
  Change in Net Unrealized Appreciation (Depreciation) From:
   Security transactions................................................................   (45,639,501)
   Foreign currency transactions........................................................            (9)
                                                                                          ------------
  Change in Net Unrealized Appreciation (Depreciation)..................................   (45,639,510)
                                                                                          ------------
Net Gain (Loss) on Investments, Futures Contracts, Foreign Currencies and Swap Contracts   (61,612,141)
                                                                                          ------------
Increase (Decrease) in Net Assets From Operations.......................................  $(59,508,554)
                                                                                          ============

                      See Notes to Financial Statements.

          Small                      Emerging    International
      Capitalization International    Markets        Fixed
          Growth        Equity        Equity        Income      Balanced
       Investments    Investments   Investments   Investments  Investments
      --------------------------------------------------------------------
      $     752,616  $  3,559,753  $  1,207,843            --   $  67,719
            439,937       323,968        81,096   $ 2,632,958     164,431
               (975)     (342,145)     (229,607)           --          --
      -------------  ------------  ------------   -----------   ---------
          1,191,578     3,541,576     1,059,332     2,632,958     232,150
      -------------  ------------  ------------   -----------   ---------
          1,611,734     1,640,864       696,151       295,352      46,020
            599,510       544,145       312,789       147,965      44,005
            403,177       478,040       163,201       118,141      15,340
             93,575       194,229       348,400        34,068      15,789
             34,231        25,595        19,675        10,317         496
             15,692        15,372        14,877        14,877      14,877
             27,512        24,795        19,675         9,917       9,917
              8,879         8,927         3,571         2,728       1,472
                 --         4,412            --            --          --
              5,952         7,439         2,480         2,439       1,488
      -------------  ------------  ------------   -----------   ---------
          2,800,262     2,943,818     1,580,819       635,804     149,404
                 --            --            --            --     (72,917)
      -------------  ------------  ------------   -----------   ---------
          2,800,262     2,943,818     1,580,819       635,804      76,487
      -------------  ------------  ------------   -----------   ---------
         (1,608,684)      597,758      (521,487)    1,997,154     155,663
      -------------  ------------  ------------   -----------   ---------
       (101,901,397)  (65,791,347)  (11,153,656)    9,291,184    (577,203)
                 --            --      (247,238)           --          --
                 --      (684,139)       58,623    (4,079,802)         --
                 --            --       (99,465)           --          --
      -------------  ------------  ------------   -----------   ---------
       (101,901,397)  (66,475,486)  (11,441,736)    5,211,382    (577,203)
      -------------  ------------  ------------   -----------   ---------
         67,138,458    (1,324,328)     (609,186)    3,719,042    (406,102)
                 --        49,939       (67,509)     (999,090)         --
      -------------  ------------  ------------   -----------   ---------
         67,138,458    (1,274,389)     (676,695)    2,719,952    (406,102)
      -------------  ------------  ------------   -----------   ---------
        (34,762,939)  (67,749,875)  (12,118,431)    7,931,334    (983,305)
      -------------  ------------  ------------   -----------   ---------
      $ (36,371,623) $(67,152,117) $(12,639,918)  $ 9,928,488   $(827,642)
      =============  ============  ============   ===========   =========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended February 28, 2003 (unaudited)

                                                                         Small
                                                                     Capitalization
                                                                      Value Equity
                                                                      Investments
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...................................... $   2,103,587
  Net realized gain (loss)..........................................   (15,972,631)
  Change in net unrealized appreciation (depreciation)..............   (45,639,510)
                                                                     -------------
  Increase (Decrease) in Net Assets From Operations.................   (59,508,554)
                                                                     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................................    (1,962,710)
  Net realized gains................................................   (22,745,240)
                                                                     -------------
  Decrease in Net Assets From Distributions to Shareholders.........   (24,707,950)
                                                                     -------------
FUND SHARE TRANSACTIONS (NOTE 14):
  Net proceeds from sale of shares..................................    16,224,132
  Net asset value of shares issued for reinvestment of dividends....    24,340,027
  Cost of shares reacquired.........................................  (100,318,709)
                                                                     -------------
  Decrease in Net Assets From Fund Share Transactions...............   (59,754,550)
                                                                     -------------
Decrease in Net Assets..............................................  (143,971,054)
NET ASSETS:
  Beginning of period...............................................   503,191,994
                                                                     -------------
  End of period*.................................................... $ 359,220,940
                                                                     =============
* Includes undistributed (overdistributed) net investment income of:    $3,265,773
                                                                     =============
* Includes accumulated net investment loss of:......................            --
                                                                     =============

                      See Notes to Financial Statements.

         Small                       Emerging
     Capitalization International     Markets    International
         Growth        Equity         Equity     Fixed Income   Balanced
      Investments    Investments    Investments   Investments  Investments
     ----------------------------------------------------------------------

     $  (1,608,684) $     597,758  $   (521,487) $  1,997,154  $   155,663
      (101,901,397)   (66,475,486)  (11,441,736)    5,211,382     (577,203)
        67,138,458     (1,274,389)     (676,695)    2,719,952     (406,102)
     -------------  -------------  ------------  ------------  -----------
       (36,371,623)   (67,152,117)  (12,639,918)    9,928,488     (827,642)
     -------------  -------------  ------------  ------------  -----------

                --     (1,584,789)   (1,744,393)   (2,326,495)    (188,649)
                --             --            --            --           --
     -------------  -------------  ------------  ------------  -----------
                --     (1,584,789)   (1,744,393)   (2,326,495)    (188,649)
     -------------  -------------  ------------  ------------  -----------

        26,124,209     41,713,339     8,441,666    11,302,902    2,885,651
                --      1,558,411     1,727,402     2,240,624      187,756
      (105,364,890)   (77,950,549)  (38,612,282)  (28,300,812)  (5,877,906)
     -------------  -------------  ------------  ------------  -----------
       (79,240,681)   (34,678,799)  (28,443,214)  (14,757,286)  (2,804,499)
     -------------  -------------  ------------  ------------  -----------
      (115,612,304)  (103,415,705)  (42,827,525)   (7,155,293)  (3,820,790)

       473,601,822    534,628,859   183,516,084   126,076,433   16,655,189
     -------------  -------------  ------------  ------------  -----------
     $ 357,989,518  $ 431,213,154  $140,688,559  $118,921,140  $12,834,399
     =============  =============  ============  ============  ===========
                --    $(3,828,103)  $(1,056,032)  $(9,636,015)    $169,529
     =============  =============  ============  ============  ===========
       $(1,608,684)            --            --            --           --
     =============  =============  ============  ============  ===========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Year Ended August 31, 2002


                                                                         Small
                                                                     Capitalization
                                                                      Value Equity
                                                                      Investments
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...................................... $   5,754,530
  Net realized gain (loss)..........................................    34,324,925
  Change in net unrealized appreciation (depreciation)..............   (52,277,248)
                                                                     -------------
  Increase (Decrease) in Net Assets From Operations.................   (12,197,793)
                                                                     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................................    (9,548,920)
  Net realized gains................................................   (23,041,743)
  Capital...........................................................            --
                                                                     -------------
  Decrease in Net Assets From Distributions to Shareholders.........   (32,590,663)
                                                                     -------------
FUND SHARE TRANSACTIONS (NOTE 14):
  Net proceeds from sale of shares..................................   148,025,266
  Net asset value of shares issued for reinvestment of dividends....    32,057,520
  Cost of shares reacquired.........................................  (270,769,489)
                                                                     -------------
  Decrease in Net Assets From Fund Share Transactions...............   (90,686,703)
                                                                     -------------
Decrease in Net Assets..............................................  (135,475,159)
NET ASSETS:
  Beginning of year.................................................   638,667,153
                                                                     -------------
  End of year*...................................................... $ 503,191,994
                                                                     =============
* Includes undistributed (overdistributed) net investment income of:    $3,125,089
                                                                     =============

                      See Notes to Financial Statements.


        Small                       Emerging
    Capitalization International     Markets     International
        Growth        Equity         Equity      Fixed Income    Balanced
     Investments    Investments    Investments    Investments   Investments
    ------------------------------------------------------------------------

    $  (5,326,163) $   2,478,761  $     938,642  $  5,447,422  $    685,566
     (157,586,276)  (133,695,282)   (35,329,413)    1,216,223    (2,683,576)
      (30,274,711)    20,504,218     44,520,962     3,303,217    (1,055,653)
    -------------  -------------  -------------  ------------  ------------
     (193,187,150)  (110,712,303)    10,130,191     9,966,862    (3,053,663)
    -------------  -------------  -------------  ------------  ------------

               --       (202,026)    (1,548,291)   (2,201,435)   (1,141,572)
               --             --             --            --            --
               --             --             --    (3,458,980)           --
    -------------  -------------  -------------  ------------  ------------
               --       (202,026)    (1,548,291)   (5,660,415)   (1,141,572)
    -------------  -------------  -------------  ------------  ------------

      174,463,762    353,536,749     65,595,663    23,033,320     9,343,218
               --        197,801      1,532,110     5,474,047     1,137,382
     (259,676,121)  (457,328,509)  (138,276,333)  (66,507,968)  (28,692,533)
    -------------  -------------  -------------  ------------  ------------
      (85,212,359)  (103,593,959)   (71,148,560)  (38,000,601)  (18,211,933)
    -------------  -------------  -------------  ------------  ------------
     (278,399,509)  (214,508,288)   (62,566,660)  (33,694,154)  (22,407,168)

      752,001,331    749,137,147    246,082,744   159,770,587    39,062,357
    -------------  -------------  -------------  ------------  ------------
    $ 473,601,822  $ 534,628,859  $ 183,516,084  $126,076,433  $ 16,655,189
    =============  =============  =============  ============  ============
               --    $(2,156,933)    $1,151,225   $(5,226,872)     $202,515
    =============  =============  =============  ============  ============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)

1. Significant Accounting Policies

Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments and Balanced Investments ("Funds") are separate investment funds of the Consulting Group Capital Markets Funds ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers eleven other funds: Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, High Yield Investments, Multi-Sector Fixed Income Investments, Government Money Investments and Multi-Strategy Market Neutral Investments. The financial statements and financial highlights for these other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Trust are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; except for Government Money Investments, which values investments using the amortized cost method; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices; U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Trust determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Trust are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At August 31, 2002, reclassifications were made to the capital accounts of the Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments and Balanced Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gain amounting to $12,580,101 and accumulated net investment income of $4,312,469 were reclassified to paid-in capital for Small Capitalization Value Equity Investments. A portion of accumulated net investment loss amounting to $5,439,744 and accumulated net realized gain of $268,727 were reclassified to paid-in capital for Small Capitalization Growth Investments. A portion of accumulated net realized gain amounting to $3,184,532 and accumulated net investment income of $4,257,318 were reclassified to paid-in capital for International Equity Investments. A portion of overdistributed net investment income of $318,204 was reclassified to paid-in capital for International Fixed Income investments. Net investment income, net realized gains and net assets were not affected by these changes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          Notes to Financial Statements
          (unaudited) (continued)


In addition, certain Funds may from time to time enter into futures contracts in order to hedge market risk. Also, certain Funds may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the International Fixed Income Investments and Balanced Investments to amortize premium and accrete all discounts on all fixed-income securities. The Funds adopted this requirement September 1, 2001. In addition, International Fixed Income Investments recorded an adjustment to decrease the cost of securities and decrease accumulated undistributed net investment income by $111,980 to reflect the cumulative effect of this change up to the date of the adoption. For the year ended August 31, 2002, the cumulative effect of this change was immaterial for Balanced Investments. This change does not effect the Funds' net asset value, but does change the classification of certain amounts in the statements of operations.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Trust has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Trust. SBFM has entered into a sub-advisory agreement with each sub-adviser selected for the Funds (collectively, "Sub-Advisers").

Under the Management Agreement, each Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Fund's average daily net assets. In addition, SBFM pays each Sub-Adviser, based on the rates applied to each respective Fund's average daily net assets on a monthly basis.

Indicated below for each Fund is the applicable maximum allowable management fee, actual management fee incurred, sub-advisory fee and the sub-adviser. The maximum allowable management fee represents the total amount that could be charged to the Fund while the actual management fee is what the Fund incurred during the reporting period. The actual management fee could fluctuate from year to year if sub-advisers are added or terminated in a particular Fund.

                                                                                         Actual      Maximum
                                                                                Sub-   Management   Allowable
                                                                               Adviser    Fee         Annual
Fund                                                 Sub-Adviser                 Fee    Incurred  Management Fee
----------------------------------------------------------------------------------------------------------------
Small Capitalization Value Equity
  Investments                                                                             0.78%        0.80%
                                        NFJ Investment Group:
                                          on the first $450 million             0.50%
                                          on the amount over $450 million       0.45
                                        Rutabaga Capital Management LLC         0.50
                                        Furman Selz Capital Management LLC      0.40
Small Capitalization Growth Investments                                                   0.80         0.80
                                        Wall Street Associates                  0.50
                                        Westpeak Global Advisors, L.P.          0.50
                                        Westfield Capital Management Co., Inc.  0.50

          Notes to Financial Statements
          (unaudited) (continued)

                                                                                          Actual      Maximum
                                                                                 Sub-   Management   Allowable
                                                                                Adviser    Fee         Annual
Fund                                                 Sub-Adviser                  Fee    Incurred  Management Fee
-----------------------------------------------------------------------------------------------------------------
International Equity Investments                                                           0.69%        0.70%
                                       Oechsle International Advisors, LLC       0.40%
                                       Philadelphia International Advisors, LP:
                                         on the first $100 million               0.40
                                         on the next $100 million                0.35
                                         on the amount over $200 million         0.30
                                       Brandywine Asset Management, Inc.:
                                         on the first $150 million               0.45
                                         on the amount over $150 million         0.25

Emerging Markets Equity Investments                                                        0.90         0.90
                                       F&C Emerging Markets Ltd.                 0.60
                                       SSgA Funds Management, Inc.               0.60

International Fixed Income Investments                                                     0.50         0.50
                                       Julius Baer Investment Management Inc.    0.25

Balanced Investments                                                                       0.60         0.60
                                       INVESCO Institutional (N.A.), Inc.        0.30

In addition, the following changes were made:

  Small Capitalization Growth Investments:
   Kern Capital Management LLC was terminated, effective October 31, 2002. International Equity Investments:
   Philadelphia International Advisors, LP was added as an additional adviser and Deutsche Asset Management
     Investment Services Ltd. was terminated, effective December 17, 2002.

For the six months ended February 28, 2003, SBFM waived all of its management fee amounting to $23,010 for Balanced Investments. In addition, SBFM has agreed to reimburse expenses of $49,907 for Balanced Investments for the six months ended February 28, 2003.

SBFM also acts as the Trust's administrator for which each Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB.

          Notes to Financial Statements
          (unaudited) (continued)


For the six months ended February 28, 2003, the Funds paid transfer agent fees totaling $1,255,366 to CTB. The totals for each Fund were as follows:

                                                               Transfer Agent
  Fund                                                              Fees
  ---------------------------------------------------------------------------
  Small Capitalization Value Equity Investments...............    $318,039
  Small Capitalization Growth Investments.....................     319,449
  International Equity Investments............................     302,565
  Emerging Markets Equity Investments.........................     206,277
  International Fixed Income Investments......................     108,049
  Balanced Investments........................................         987

Effective April 7, 2003, Salomon Smith Barney Inc.'s name changed to Citigroup Global Markets Inc. ("CGM"). For the six months ended February 28, 2003, CGM, another indirect wholly-owned subsidiary of Citigroup, received brokerage commissions of $72,046.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended February 28, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

    Fund                                           Purchases      Sales
    -----------------------------------------------------------------------
    Small Capitalization Value Equity Investments $ 69,988,583 $152,944,374
    Small Capitalization Growth Investments......  152,787,892  234,128,993
    International Equity Investments.............  391,417,888  420,831,158
    Emerging Markets Equity Investments..........   48,870,271   78,432,494
    International Fixed Income Investments.......  182,297,261  203,592,801
    Balanced Investments.........................    9,762,811   16,432,386

At February 28, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                         Net Unrealized
                                                                          Appreciation
Fund                                          Appreciation Depreciation  (Depreciation)
---------------------------------------------------------------------------------------
Small Capitalization Value Equity Investments $32,872,993  $(80,230,058)  $(47,357,065)
Small Capitalization Growth Investments......  43,113,171   (69,915,280)   (26,802,109)
International Equity Investments.............  22,473,102   (63,487,881)   (41,014,779)
Emerging Markets Equity Investments..........  23,953,308   (11,904,658)    12,048,650
International Fixed Income Investments.......  10,101,193      (484,744)     9,616,449
Balanced Investments.........................     313,867    (1,272,810)      (958,943)

In addition, during the six months ended February 28, 2003, International Equity Investments incurred $4,412 of interest expense related to overdrafts due to money transfers between investment managers.

          Notes to Financial Statements
          (unaudited) (continued)


4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At February 28, 2003, Emerging Markets Equity Investments had the following open futures contracts:

Emerging Markets Equity Investments

                           # of                Basis    Market  Unrealized
     Purchased Contracts Contracts Expiration  Value    Value      Loss
     ---------------------------------------------------------------------
         Taiwan MSCI....    47        3/03    $898,029 $877,490  $(20,539)
                                                                 ========

5. Option Contracts

Each Fund may from time to time enter into option contracts.

Premiums paid when put or call options are purchased by a Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At February 28, 2003, the Funds did not hold any purchased call option contracts.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

During the six months ended February 28, 2003, the Funds did not enter into any written covered call or put option contracts.

          Notes to Financial Statements
          (unaudited) (continued)


6. Foreign Securities

International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

7. Forward Foreign Currency Contracts

At February 28, 2003, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments had the following open forward foreign currency contracts. The Funds bear the market risk that arises from changes in foreign currency exchange rates.

The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

                                                                                Unrealized
Forward Foreign Currency Contracts  Local Currency Market Value Settlement Date Gain (Loss)
----------------------------------  -------------- ------------ --------------- -----------
To Buy:
 British Pound                             5,259    $    8,277      3/4/03       $      2
 Euro                                  1,106,299     1,192,535      3/3/03         (2,379)
 Euro                                    112,082       120,819      3/4/03            163
 Japanese Yen                         96,641,263       817,504      3/3/03         (9,338)
 Japanese Yen                         27,401,694       231,795      3/4/03           (698)
 Japanese Yen                         95,015,776       803,754      3/5/03           (102)
 Thai Baht                               205,666         4,806      3/3/03             (9)
 Thai Baht                               299,213         6,993      3/4/03            (40)
                                                                                 --------
                                                                                  (12,401)
                                                                                 --------
To Sell:
 British Pound                            55,183        86,846      3/4/03            (16)
 British Pound                           492,904       775,732      3/5/03            (49)
 Euro                                    648,504       699,054      3/3/03         (2,821)
 Euro                                    672,378       724,790      3/3/03         (2,925)
 Euro                                    228,241       246,032      3/4/03           (331)
 Japanese Yen                         82,519,647       698,047      3/4/03          3,770
 Swedish Krona                           263,734        31,021      3/3/03             43
                                                                                 --------
                                                                                   (2,329)
                                                                                 --------
Net Unrealized Loss on Open Forward                                              $(14,730)
  Foreign Currency Contracts
                                                                                 ========

          Notes to Financial Statements
          (unaudited) (continued)

Emerging Markets Equity Investments
                                                                                               Unrealized
Forward Foreign Currency Contracts         Local Currency      Market Value    Settlement Date Gain (Loss)
----------------------------------        ----------------- ------------------ --------------- -----------
To Buy:
 Argentine Peso                                     813,000     $  222,740        10/20/03      $  13,543
 Mexican Peso                                     7,327,000        651,502         5/27/03         (1,994)
 Turkish Lira                                 2,500,000,000         15,652          3/3/03            (71)
                                                                                                ---------
                                                                                                   11,478
                                                                                                ---------
To Sell:
 Hong Kong Dollar                                24,532,000      3,107,283        11/25/05          7,092
                                                                                                ---------
Net Unrealized Gain on Open Forward                                                             $  18,570
  Foreign Currency Contracts
                                                                                                =========

International Fixed Income Investments
                                                                                               Unrealized
Forward Foreign Currency Contracts         Local Currency      Market Value    Settlement Date Gain (Loss)
----------------------------------        ----------------- ------------------ --------------- -----------
To Buy:
 Japanese Yen                                   435,000,000     $3,681,075         3/10/03      $  42,764
                                                                                                ---------
To Sell:
 Japanese Yen                                   435,000,000      3,681,075         3/10/03        (74,408)
                                                                                                ---------
                                                                                                  (31,644)
                                                                                                ---------

Forward Foreign Cross Currency Contracts*             Market Value
----------------------------------------- ------------------------------------                 Unrealized
                                          Australian Dollar           Euro     Settlement Date Gain (Loss)
                                          -----------------    -----------     --------------- -----------
To Buy:
 Australian Dollar vs. Japanese Yen              $  509,209     $  490,810         3/10/03      $  18,399

                                          Australian Dollar New Zealand Dollar
                                          ----------------- ------------------
 Australian Dollar vs. New Zealand Dollar        $3,546,735     $3,501,533         4/30/03         45,202

                                           Brazilian Real          Euro
                                          ----------------- ------------------
 Brazilian Real vs. Euro                         $  251,034     $  253,261         7/15/03         (2,227)

                                            British Pound          Euro
                                          ----------------- ------------------
 British Pound vs. Euro                          $4,704,746     $5,028,389          3/3/03       (323,643)
 British Pound vs. Euro                           6,544,885      6,842,868          3/5/03       (297,983)
 British Pound vs. Euro                           6,578,652      6,827,200         5/13/03       (248,548)

                                            British Pound      Japanese Yen
                                          ----------------- ------------------
 British Pound vs. Japanese Yen                  $2,360,240     $2,384,602          3/3/03        (24,362)
 British Pound vs. Japanese Yen                   3,457,278      3,587,989         3/10/03       (130,711)
 British Pound vs. Japanese Yen                   5,792,515      5,910,476         5/22/03       (117,961)

                                           Canadian Dollar     Japanese Yen
                                          ----------------- ------------------
 Canadian Dollar vs. Japanese Yen                $3,678,423     $3,571,065         3/10/03        107,358

                                                Euro          Brazilian Real
                                          ----------------- ------------------
 Euro vs. Brazilian Real                         $  278,063     $  251,034         7/15/03         27,029

          Notes to Financial Statements
          (unaudited) (continued)

International Fixed Income Investments (continued)
Forward Foreign Cross Currency Contracts*           Market Value
----------------------------------------- --------------------------------
                                                                                           Unrealized
                                              Euro        British Pound    Settlement Date Gain (Loss)
                                          ------------- ------------------ --------------- -----------
   Euro vs. British Pound                  $ 4,981,012     $ 4,704,746          3/3/03     $   276,266
   Euro vs. British Pound                      842,388         786,645          3/5/03          55,743
   Euro vs. British Pound                    6,065,585       5,758,240          3/5/03         307,345
   Euro vs. British Pound                    3,612,752       3,602,595         5/13/03          10,157

                                              Euro       Canadian Dollar
                                          ------------- ------------------
   Euro vs. Canadian Dollar                $11,318,296     $11,533,940         4/24/03        (215,644)
   Euro vs. Canadian Dollar                  5,891,735       6,035,201         4/24/03        (143,466)

                                              Euro        Iceland Krona
                                          ------------- ------------------
   Euro vs. Iceland Krona                  $ 4,572,925     $ 4,864,676         4/16/03        (291,751)

                                              Euro          Japanese Yen
                                          ------------- ------------------
   Euro vs. Japanese Yen                   $ 5,941,994     $ 5,817,790         3/10/03         124,204
   Euro vs. Japanese Yen                     3,644,566       3,587,990         3/10/03          56,576
   Euro vs. Japanese Yen                     5,947,412       5,915,106         3/10/03          32,306
   Euro vs. Japanese Yen                     6,136,937       6,177,435         3/10/03         (40,498)
   Euro vs. Japanese Yen                     1,647,407       1,675,524         3/10/03         (28,117)
   Euro vs. Japanese Yen                     2,372,589       2,369,427         3/10/03           3,162

                                              Euro      New Zealand Dollar
                                          ------------- ------------------
   Euro vs. New Zealand Dollar             $ 2,970,027     $ 3,047,220         4/30/02         (77,193)

                                              Euro        Swedish Krona
                                          ------------- ------------------
   Euro vs. Swedish Krona                  $ 6,133,884     $ 6,153,709         4/22/03         (19,825)

                                          Iceland Krona        Euro
                                          ------------- ------------------
   Iceland Krona vs. Euro                  $ 4,864,676     $ 4,476,874         4/16/03         387,802

                                          Japanese Yen    British Pound
                                          ------------- ------------------
   Japanese Yen vs. British Pound          $ 2,456,530     $ 2,360,240          3/3/03          96,290
   Japanese Yen vs. British Pound            3,587,989       3,495,159         3/10/03          92,830
   Japanese Yen vs. British Pound            5,806,877       5,792,515         5/22/03          14,362

                                          Japanese Yen   Canadian Dollar
                                          ------------- ------------------
   Japanese Yen vs. Canadian Dollar        $ 3,571,065     $ 3,648,280         3/10/03         (77,215)

                                          Japanese Yen         Euro
                                          ------------- ------------------
   Japanese Yen vs. Euro                   $15,511,287     $15,956,472         3/10/03        (445,185)
   Japanese Yen vs. Euro                    23,423,481      24,085,245         3/10/03        (661,764)
   Japanese Yen vs. Euro                     7,023,659       7,128,552         3/10/03        (104,893)
   Japanese Yen vs. Euro                     5,830,484       5,976,867         3/10/03        (146,383)

                                             Swedish
                                              Krona            Euro
                                          ------------- ------------------
   Swedish Krona vs. Euro                  $ 3,821,160     $ 3,807,659         4/22/03          13,501
                                                                                           -----------
                                                                                            (1,728,837)
                                                                                           -----------
  Net Unrealized Loss on Open Forward
  Foreign and Cross Currency Contracts                                                     $(1,760,481)
                                                                                           ===========

          Notes to Financial Statements
          (unaudited) (continued)



       International Fixed Income Investments (continued)

       *Local Currency on Forward Foreign
         Cross Currency Contracts                    Buy         Sell
       ----------------------------------       ------------- -----------
       Australian Dollar vs. Japanese Yen             838,514  58,000,000
       Australian Dollar vs. New Zealand Dollar     5,868,970   6,320,000
       Brazilian Real vs. Euro                        960,000     235,953
       British Pound vs. Euro                       2,990,000   4,665,285
       British Pound vs. Euro                       4,160,000   6,349,206
       British Pound vs. Euro                       4,200,000   6,349,226
       British Pound vs. Japanese Yen               1,500,000 281,865,000
       British Pound vs. Japanese Yen               2,198,195 424,000,000
       British Pound vs. Japanese Yen               3,700,000 696,599,000
       Canadian Dollar vs. Japanese Yen             5,473,553 422,000,000
       Euro vs. Brazilian Real                        259,060     960,000
       Euro vs. British Pound                       4,621,329   2,990,000
       Euro vs. British Pound                         781,616     500,000
       Euro vs. British Pound                       5,627,999   3,660,000
       Euro vs. British Pound                       3,359,822   2,300,000
       Euro vs. Canadian Dollar                    10,519,878  17,200,000
       Euro vs. Canadian Dollar                     5,476,118   9,000,000
       Euro vs. Iceland Krona                       4,249,252 379,840,656
       Euro vs. Japanese Yen                        5,514,337 687,500,000
       Euro vs. Japanese Yen                        3,382,259 424,000,000
       Euro vs. Japanese Yen                        5,519,365 699,000,000
       Euro vs. Japanese Yen                        5,695,250 730,000,000
       Euro vs. Japanese Yen                        1,528,839 198,000,000
       Euro vs. Japanese Yen                        2,201,829 280,000,000
       Euro vs. New Zealand Dollar                  2,761,044   5,500,000
       Euro vs. Swedish Krona                       5,700,821  52,500,000
       Iceland Krona vs. Euro                     379,840,656   4,160,000
       Japanese Yen vs. British Pound             290,367,000   1,500,000
       Japanese Yen vs. British Pound             424,000,000   2,222,280
       Japanese Yen vs. British Pound             684,389,000   3,700,000
       Japanese Yen vs. Canadian Dollar           422,000,000   5,428,700
       Japanese Yen vs. Euro                    1,833,000,000  14,808,053
       Japanese Yen vs. Euro                    2,768,000,000  22,351,782
       Japanese Yen vs. Euro                      830,000,000   6,615,496
       Japanese Yen vs. Euro                      689,000,000   5,546,700
       Swedish Krona vs. Euro                      32,600,000   3,538,831

          Notes to Financial Statements
          (unaudited) (continued)


8. Repurchase Agreements

The Funds purchase (and their custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

9. Capital Loss Carryforward

At August 31, 2002, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments and Balanced Investments had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains expiring on August 31 of the years below:

Fund                                                  Total        2007        2008       2009        2010
--------------------------------------------------------------------------------------------------------------
Small Capitalization Growth Investments........... $270,407,000          --         --         -- $270,407,000
International Equity Investments..................  216,396,000          --         --         --  216,396,000
Emerging Markets Equity Investments...............  127,474,000 $83,792,000         -- $2,094,000   41,588,000
International Fixed Income Investments............    5,743,000          -- $1,143,000  4,600,000           --
Balanced Investments..............................    2,221,000          --         --         --    2,221,000

To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

10. Securities Traded on a To -Be -Announced Basis

The Funds may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Trust normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At February 28, 2003, Balanced Investments held TBA securities with a cost of $101,859.

11. Short Sales of Securities

A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

At February 28, 2003, the Funds did not have any open short sale transactions.

          Notes to Financial Statements
          (unaudited) (continued)


12. Lending of Portfolio Securities

The Funds have an agreement with the custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded in interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At February 28, 2003, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

           Fund                                             Value
           ---------------------------------------------------------
           Small Capitalization Value Equity Investments $17,204,890
           Small Capitalization Growth Investments......  89,765,053
           International Equity Investments.............  93,484,046
           International Fixed Income Investments.......  18,294,109
           Balanced Investments.........................   2,396,255

At February 28, 2003, the Funds listed below received cash collateral which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio. The amount of the cash collateral was as follows:

           Fund                                             Value
           ---------------------------------------------------------
           Small Capitalization Value Equity Investments $17,934,321
           Small Capitalization Growth Investments......  94,377,346
           International Equity Investments.............  97,198,716
           International Fixed Income Investments.......  19,001,454
           Balanced Investments.........................   2,461,167

In addition to above noted cash collateral, Small Capitalization Growth Investments and International Equity Investments held securities collateral with a market value of $144,041 and $1,370,726, respectively, as of February 28, 2003.


Income earned by the Funds from securities lending for the year ended February 28, 2003 were as follows:

Fund                                                                         Value
------------------------------------------------------------------------------------
Small Capitalization Value Equity Investments.............................. $ 43,214
Small Capitalization Growth Investments....................................  154,041
International Equity Investments...........................................  168,487
Emerging Markets Equity Investments........................................    5,121
International Fixed Income Investments.....................................    4,137
Balanced Investments.......................................................    2,242

          Notes to Financial Statements
          (unaudited) (continued)

13. Swap Contracts

Emerging Markets Equity Investments has entered into an index swap agreement and security price swap agreements with Merrill Lynch International and Morgan Stanley. The Fund will record the difference between a predetermined fixed interest rate and the closing value on the MSCI Mexico Index, MSCI Taiwan Index, MSCI Thailand Index, MSCI Brazil Index and the MSCI India Index. These differences are netted out in a cash settlement on the expiration date, with the Fund receiving or paying, as the case may be, only the net amount of the two differences. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. As of February 28, 2003, the Fund entered into the following index and security price swap agreements:

Swap Counterparty................................. Morgan Stanley
Effective Date.................................... March 8, 2002
Notional Amount (Reset Date -- June 10, 2002)..... $1,200,000
Payments Made by the Fund......................... Floating Factor (MSCI Thailand Price Return
                                                   Equity Index)
Payments Received by the Fund..................... Floating Rate (LIBOR-2.45%)
Termination Date.................................. March 13, 2003
Unrealized Appreciation as of February 28, 2003... $37,848
                                                   =======
Swap Counterparty................................. Merrill Lynch International
Effective Date.................................... August 6, 2002
Notional Amount (Resets Quarterly)................ $1,684,142
Payments Made by the Fund......................... Floating Factor (MSCI Taiwan Price Return
                                                   Equity Index)
Payments Received by the Fund..................... Floating Rate (LIBOR-2.50%)
Termination Date.................................. August 6, 2003
Unrealized Depreciation as of February 28, 2003... $(129,085)
                                                   ==========
Swap Counterparty................................. Morgan Stanley
Effective Date.................................... January 9, 2003
Notional Amount (Reset Date -- July 9, 2002)...... $400,000
Payments Made by the Fund......................... Floating Factor (MSCI Mexico Price Return
                                                   Equity Index)
Payments Received by the Fund..................... Floating Rate (LIBOR-2.50%)
Termination Date.................................. January 14, 2004
Unrealized Depreciation as of February 28, 2003... $(48,774)
                                                   =========
Swap Counterparty................................. Merrill Lynch International
Effective Date.................................... August 29, 2002
Notional Amount (Resets Quarterly)................ $300,000
Payments Made by the Fund......................... Floating Factor (MSCI Brazil U.S. Dollar Gross
                                                   Dividends Reinvested Index)
Payments Received by the Fund..................... Floating Rate (LIBOR-3.00%)
Termination Date.................................. September 4, 2003
Unrealized Depreciation as of February 28, 2003... $(637)
                                                   ======
Swap Counterparty................................. Merrill Lynch International
Effective Date.................................... January 17, 2003
Notional Amount (Resets Quarterly)................ $729,961
Payments Made by the Fund......................... Floating Factor (MSCI India U.S. Dollar Total
                                                   Return Index)
Payments Received by the Fund..................... Floating Rate (LIBOR-2.00%)
Termination Date.................................. January 16, 2004
Unrealized Depreciation as of February 28, 2003... $(17,758)
                                                   =========

          Notes to Financial Statements
          (unaudited) (continued)

Swap Counterparty................................. Morgan Stanley
Effective Date.................................... June 20, 2002
Notional Amount (Resets Quarterly)................ $3,000,000
Payments Made by the Fund......................... Floating Factor (MSCI India U.S. Dollar Total
                                                   Return Index)
Payments Received by the Fund..................... Floating Rate (LIBOR-0.65%)
Termination Date.................................. June 20, 2003
Unrealized Depreciation as of February 28, 2003... $(45,453)
                                                   =========

At February 28, 2003, Emerging Markets Equity Investments had total unrealized depreciation of $203,859 from swap contracts.

14. Shares of Beneficial Interest

At February 28, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                              Six Months Ended    Year Ended
                                              February 28, 2003 August 31, 2002
                                              ----------------- ---------------
Small Capitalization Value Equity Investments
Shares sold..................................      1,567,842       12,157,560
Shares issued on reinvestment................      2,381,607        2,634,143
Shares reacquired............................     (9,770,198)     (22,224,788)
                                                 -----------      -----------
Net Decrease.................................     (5,820,749)      (7,433,085)
                                                 ===========      ===========
Small Capitalization Growth Investments
Shares sold..................................      3,008,971       15,068,395
Shares issued on reinvestment................             --               --
Shares reacquired............................    (12,473,718)     (23,810,311)
                                                 -----------      -----------
Net Decrease.................................     (9,464,747)      (8,741,916)
                                                 ===========      ===========
International Equity Investments
Shares sold..................................      6,498,520       45,891,726
Shares issued on reinvestment................        236,123           25,722
Shares reacquired............................    (12,192,472)     (59,445,252)
                                                 -----------      -----------
Net Decrease.................................     (5,457,829)     (13,527,804)
                                                 ===========      ===========
Emerging Markets Equity Investments
Shares sold..................................      1,691,553       12,890,253
Shares issued on reinvestment................        340,039          291,830
Shares reacquired............................     (7,894,654)     (26,136,633)
                                                 -----------      -----------
Net Decrease.................................     (5,863,062)     (12,954,550)
                                                 ===========      ===========
International Fixed Income Investments
Shares sold..................................      1,478,500        3,184,162
Shares issued on reinvestment................        294,453          775,681
Shares reacquired............................     (3,734,873)      (9,306,030)
                                                 -----------      -----------
Net Decrease.................................     (1,961,920)      (5,346,187)
                                                 ===========      ===========
Balanced Investments
Shares sold..................................        391,151        1,111,219
Shares issued on reinvestment................         25,516          134,908
Shares reacquired............................       (801,915)      (3,522,123)
                                                 -----------      -----------
Net Decrease.................................       (385,248)      (2,275,996)
                                                 ===========      ===========

          Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Value Equity Investments
-------------------------------------------------------------------------------------------------
                                          2003(1)(2)    2002    2001(2)   2000    1999   1998(2)
                                          -------------------------------------------------------
Net Asset Value, Beginning of Period.....   $11.56     $12.54   $10.72   $10.56  $11.11  $14.45

                                            ------     ------   ------   ------  ------  ------
Income (Loss) From Operations:
 Net investment income...................     0.05       0.15     0.19     0.20    0.19    0.17
 Net realized and unrealized gain (loss).    (1.44)     (0.48)    1.90     0.30    1.28   (1.66)

                                            ------     ------   ------   ------  ------  ------
Total Income (Loss) From Operations......    (1.39)     (0.33)    2.09     0.50    1.47   (1.49)

                                            ------     ------   ------   ------  ------  ------
Less Distributions From:
 Net investment income...................    (0.05)     (0.19)   (0.13)   (0.16)  (0.20)  (0.13)
 Net realized gains......................    (0.59)     (0.46)   (0.14)   (0.18)  (1.82)  (1.72)

                                            ------     ------   ------   ------  ------  ------
Total Distributions......................    (0.64)     (0.65)   (0.27)   (0.34)  (2.02)  (1.85)

                                            ------     ------   ------   ------  ------  ------
Net Asset Value, End of Period...........    $9.53     $11.56   $12.54   $10.72  $10.56  $11.11

                                            ======     ======   ======   ======  ======  ======
Total Return.............................   (12.35)%++  (2.85)%  19.98%    5.09%  13.61% (12.84)%
Net Assets, End of Period (millions).....     $359       $503     $639     $852    $744    $740
Ratios to Average Net Assets:
 Expenses................................     1.26%+     1.13%    0.94%    0.91%   0.96%   0.94%
 Net investment income...................     1.02+      0.94     1.70     2.12    1.70    1.45
Portfolio Turnover Rate..................       17%        54%      63%      72%     53%     59%

Small Capitalization Growth Investments
-------------------------------------------------------------------------------------------------
                                          2003(1)(2)   2002(2)  2001(2)  2000(2)  1999    1998
                                          -------------------------------------------------------
Net Asset Value, Beginning of Period.....    $9.01     $12.26   $24.36   $17.93  $12.83  $18.29

                                            ------     ------   ------   ------  ------  ------
Income (Loss) From Operations:
 Net investment loss.....................    (0.03)     (0.09)   (0.08)   (0.11)  (0.07)  (0.07)
 Net realized and unrealized gain (loss).    (0.68)     (3.16)   (7.71)    8.66    5.68   (4.23)

                                            ------     ------   ------   ------  ------  ------
Total Income (Loss) From Operations......    (0.71)     (3.25)   (7.79)    8.55    5.61   (4.30)

                                            ------     ------   ------   ------  ------  ------
Less Distributions From:
 Net realized gains......................       --         --    (4.31)   (2.12)  (0.51)  (1.16)

                                            ------     ------   ------   ------  ------  ------
Total Distributions......................       --         --    (4.31)   (2.12)  (0.51)  (1.16)

                                            ------     ------   ------   ------  ------  ------
Net Asset Value, End of Period...........    $8.30      $9.01   $12.26   $24.36  $17.93  $12.83

                                            ======     ======   ======   ======  ======  ======
Total Return.............................    (7.88)%++ (26.51)% (34.21)%  50.57%  44.32% (25.10)%
Net Assets, End of Period (millions).....     $358       $474     $752   $1,572  $1,109    $859
Ratios to Average Net Assets:
 Expenses................................     1.39%+     1.20%    1.06%    0.98%   0.93%   1.01%
 Net investment loss.....................    (0.80)+    (0.79)   (0.51)   (0.50)  (0.39)  (0.43)
Portfolio Turnover Rate..................       38%        91%      80%     110%    108%     91%

--------
(1) For the six months ended February 28, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments
-------------------------------------------------------------------------------------------------
                                          2003(1)(2)   2002(2)  2001(2)   2000    1999     1998
                                          -------------------------------------------------------
Net Asset Value, Beginning of Period.....    $6.93      $8.26   $13.50   $12.43  $10.69  $10.63

                                            ------     ------   ------   ------  ------  ------
Income (Loss) From Operations:
 Net investment income...................     0.01       0.03     0.05     0.14    0.09    0.14
 Net realized and unrealized gain (loss).    (0.91)     (1.36)   (3.59)    2.19    2.39    0.21

                                            ------     ------   ------   ------  ------  ------
Total Income (Loss) From Operations......    (0.90)     (1.33)   (3.54)    2.33    2.48    0.35

                                            ------     ------   ------   ------  ------  ------
Less Distributions From:
 Net investment income...................    (0.02)     (0.00)*  (0.05)   (0.11)  (0.15)  (0.17)
 Net realized gains......................       --         --    (1.65)   (1.15)  (0.59)  (0.12)

                                            ------     ------   ------   ------  ------  ------
Total Distributions......................    (0.02)     (0.00)*  (1.70)   (1.26)  (0.74)  (0.29)

                                            ------     ------   ------   ------  ------  ------
Net Asset Value, End of Period...........    $6.01      $6.93    $8.26   $13.50  $12.43  $10.69

                                            ======     ======   ======   ======  ======  ======
Total Return.............................   (13.00)%++ (16.08)% (28.67)%  19.17%  24.06%   3.53%
Net Assets, End of Period (millions).....     $431       $535     $749   $1,569  $1,385  $1,331
Ratios to Average Net Assets:
 Net investment income...................     0.25%+     0.39%    0.49%    0.54%   0.90%   1.23%
 Interest expense........................     0.00+#     0.01       --       --      --      --
 Operating expense.......................     1.23+      1.22     1.03     0.94    0.82    0.90
 Total expenses..........................     1.23+      1.23     1.03     0.94    0.82    0.90
Portfolio Turnover Rate..................       83%       131%      64%      75%     45%     45%

Emerging Markets Equity Investments
-------------------------------------------------------------------------------------------------
                                          2003(1)(2)   2002(2)  2001(2)  2000(2) 1999(2)   1998
                                          -------------------------------------------------------
Net Asset Value, Beginning of Period.....    $5.22      $5.12    $7.35    $6.74   $4.37   $9.31

                                            ------     ------   ------   ------  ------  ------
Income (Loss) From Operations:
 Net investment income (loss)............    (0.02)      0.02     0.05    (0.02)   0.05    0.06
 Net realized and unrealized gain (loss).    (0.34)      0.11    (2.28)    0.67    2.36   (4.44)

                                            ------     ------   ------   ------  ------  ------
Total Income (Loss) From Operations......    (0.36)      0.13    (2.23)    0.65    2.41   (4.38)

                                            ------     ------   ------   ------  ------  ------
Less Distributions From:
 Net investment income...................    (0.06)     (0.03)      --    (0.04)  (0.04)  (0.10)
 Net realized gains......................       --         --       --       --      --   (0.46)

                                            ------     ------   ------   ------  ------  ------
Total Distributions......................    (0.06)     (0.03)      --    (0.04)  (0.04)  (0.56)

                                            ------     ------   ------   ------  ------  ------
Net Asset Value, End of Period...........    $4.80      $5.22    $5.12    $7.35   $6.74   $4.37

                                            ======     ======   ======   ======  ======  ======
Total Return.............................    (7.03)%++   2.62%  (30.34)%   9.62%  55.37% (49.49)%
Net Assets, End of Period (millions).....     $141       $184     $246     $305    $318    $231
Ratios to Average Net Assets:
 Expenses................................     2.04%+     1.72%    1.69%    1.66%   1.72%   1.69%
 Net investment income (loss)............    (0.67)+     0.40     0.79    (0.24)   0.84    0.80
Portfolio Turnover Rate..................       33%        65%      83%     110%    135%    139%

--------
(1) For the six months ended February 28, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
*  Amount represents less than $0.01 per share.
#  Amount represents less than 0.01%.
++ Total return is not annualized, as it may not be representative of total return for the year.
+  Annualized.

          Financial Highlights
          (continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Investments
-------------------------------------------------------------------------------------------------
                                             2003(1)(2) 2002(2) 2001(2)  2000(2)  1999(2)   1998
                                             ---------- ------- -------  -------  -------  -----
Net Asset Value, Beginning of Period........   $7.47     $7.19   $7.24    $8.10    $8.34   $8.21

                                               -----     -----   -----    -----    -----   -----
Income (Loss) From Operations:
 Net investment income(3)...................    0.13      0.29    0.31     0.36     0.42    0.51
 Net realized and unrealized gain (loss)(3).    0.52      0.29   (0.05)   (0.84)   (0.24)   0.31

                                               -----     -----   -----    -----    -----   -----
Total Income (Loss) From Operations.........    0.65      0.58    0.26    (0.48)    0.18    0.82

                                               -----     -----   -----    -----    -----   -----
Less Distributions From:
 Net investment income......................   (0.15)    (0.12)  (0.00)*  (0.06)   (0.42)  (0.27)
 Net realized gains.........................      --        --      --       --       --   (0.34)
 Capital....................................      --     (0.18)  (0.31)   (0.32)   (0.00)* (0.08)

                                               -----     -----   -----    -----    -----   -----
Total Distributions                            (0.15)    (0.30)  (0.31)   (0.38)   (0.42)  (0.69)

                                               -----     -----   -----    -----    -----   -----
Net Asset Value, End of Period..............   $7.97     $7.47   $7.19    $7.24    $8.10   $8.34

                                               =====     =====   =====    =====    =====   =====
Total Return................................    8.81%++   8.39%   3.80%   (6.13)%   2.30%  10.45%
Net Assets, End of Period (millions)........    $119      $126    $160     $236     $236    $192
Ratios to Average Net Assets:
 Expenses...................................    1.08%+    1.02%   0.94%    0.98%    0.94%   0.97%
 Net investment income(3)...................    3.38+     4.04    4.26     4.70     4.85    5.39
Portfolio Turnover Rate.....................     158%      271%    293%     225%     204%    211%

--------
(1) For the six months ended February 28, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Without the adoption of the change in the accounting method discussed in
    Note 1 to the financial statements, for the year ended August 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.31, $0.27 and 4.42%, respectively. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
*  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of total return for the year.
+  Annualized.

          Financial Highlights
          (continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Balanced Investments
------------------------------------------------------------------------------------------------
                                            2003(1)   2002(2)  2001(2)   2000    1999     1998
                                           -------    -------  -------  ------  ------  ------
Net Asset Value, Beginning of Period......  $7.71      $8.80   $11.18   $11.41  $10.87  $12.01
                                            -----      -----   ------   ------  ------  ------
Income (Loss) From Operations:
  Net investment income(3)................   0.09       0.17     0.30     0.30    0.25    0.26
  Net realized and unrealized gain (loss).  (0.48)     (0.98)   (1.51)    1.19    1.74   (0.53)
                                            -----      -----   ------   ------  ------  ------
Total Income (Loss) From Operations.......  (0.39)     (0.81)   (1.21)    1.49    1.99   (0.27)
                                            -----      -----   ------   ------  ------  ------
Less Distributions From:
  Net investment income...................  (0.09)     (0.28)   (0.28)   (0.24)  (0.29)  (0.30)
  Net realized gains......................     --         --    (0.89)   (1.48)  (1.16)  (0.57)
                                            -----      -----   ------   ------  ------  ------
Total Distributions.......................  (0.09)     (0.28)   (1.17)   (1.72)  (1.45)  (0.87)
                                            -----      -----   ------   ------  ------  ------
Net Asset Value, End of Period............  $7.23      $7.71   $ 8.80   $11.18  $11.41  $10.87
                                            =====      =====   ======   ======  ======  ======
Total Return..............................  (5.07)%++  (9.42)% (11.33)%  14.45%  18.78%  (2.85)%
Net Assets, End of Period (millions)......    $13        $17      $39      $59     $75     $68
Ratios to Average Net Assets:
  Expenses(3).............................   1.00%+     1.00%    1.00%    1.00%   0.85%   1.00%
  Net investment income...................   2.05+      2.00     3.06     2.60    1.77    1.92
Portfolio Turnover Rate...................     64%       239%     304%     303%    332%     57%

--------
(1) For the six months ended February 28, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                      Net Investment Income  Expense Ratios Without Waivers
                       Per Share Decrease     and/or Reimbursements
                     ----------------------- -----------------------------
Fund                 2003  2002  2001  2000   2003    2002    2001   2000
----                 ----- ----- ----- ----- ----     ----    ----   ----
Balanced Investments $0.04 $0.03 $0.03 $0.02 1.96%+   1.38%   1.33%  1.16%

++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

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